UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II

BlackRock Dynamic High Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock Multi-Asset Income Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East

  52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 07/31/2015

Date of reporting period: 07/31/2015

Item 1 – Report to Stockholders

JULY 31, 2015

ANNUAL REPORT	BLACKROCK®

BlackRock Global Dividend Portfolio	of BlackRock Funds II

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are also available on BlackRock’s website.

TO ENROLL IN ELECTRONIC DELIVERY:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all Investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions

2	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks between regions were the broader themes underlying market conditions during the 12-month period ended July 31, 2015. The period began with investors caught between the forces of low interest rates and an improving U.S. economy, high asset valuations, oil price instability and lingering geopolitical risks in Ukraine and the Middle East. As U.S. growth picked up considerably in the fourth quarter of 2014, the broader global economy showed signs of slowing. Investors favored the stability of U.S. assets despite uncertainty as to when the Federal Reserve (the “Fed”) would raise short-term interest rates. International markets continued to struggle even as the European Central Bank and the Bank of Japan eased monetary policy. Oil prices plummeted in late 2014 due to a global supply-and-demand imbalance, sparking a sell-off in energy-related assets and putting stress on emerging markets. Fixed income investors piled into U.S. Treasuries as their persistently low yields had become attractive as compared to the even lower yields on international sovereign debt.

Equity markets reversed in early 2015, with international markets outperforming the United States as global risks abated. Investors had held high expectations for the U.S. economy, but a harsh winter and west coast port strike brought disappointing first-quarter data and high valuations took their toll on U.S. stocks, while bond yields fell to extreme lows. (Bond prices rise as yields fall.) In contrast, economic reports in Europe and Asia easily beat investors’ very low expectations, and accommodative policies from central banks in those regions helped international equities rebound. Oil prices stabilized, providing some relief for emerging market stocks, although a stronger U.S. dollar continued to be a headwind for the asset class.

U.S. economic data regained momentum in the second quarter, helping U.S. stocks resume an upward path, although meaningful strength in the labor market underscored the likelihood that the Fed would raise short-term rates before the end of 2015 and bond yields moved swiftly higher. The month of June brought a sharp, but temporary, sell-off across most asset classes as Greece’s long-brewing debt troubles came to an impasse and investors feared the consequences should Greece leave the eurozone. Adding to global worries was a massive correction in Chinese equity prices despite policymakers’ attempts to stabilize the market. As these concerns abated in the later part of July, developed markets rebounded with the help of solid corporate earnings. Emerging markets, however, continued to slide as Chinese equities remained highly volatile and growth estimates for many emerging economies were revised lower. Bond markets moved back into positive territory as softer estimates for global growth and the return of falling commodity prices caused yields to move lower.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of July 31, 2015
	6-month	12-month
U.S large cap equities (S&P 500® Index)	6.55%	11.21%
U.S. small cap equities (Russell 2000® Index)	6.98	12.03
International equities (MSCI Europe, Australasia, Far East Index)	7.19	(0.28)
Emerging market equities (MSCI Emerging Markets Index)	(4.76)	(13.38)
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.00	0.01
U.S. Treasury securities (BofA Merrill Lynch 10- Year U.S. Treasury Index)	(3.64)	5.32
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	(1.47)	2.82
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(0.97)	3.50
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.27	0.37

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of July 31, 2015

Investment Objective

BlackRock Global Dividend Portfolio’s (the “Fund”) investment objective is to seek to provide a level of current income that exceeds the average yield on global stocks generally. Additionally, the Fund seeks to provide long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended July 31, 2015, the Fund’s Institutional and Investor A Shares outperformed its performance benchmark, the MSCI All Country World Index, while Investor C Shares underperformed the benchmark.

What factors influenced performance?

•

The Fund is not managed in accordance with the benchmark index and therefore can vary significantly in terms of positioning and performance. The largest absolute contributors to the Fund’s performance were consumer staples stocks Imperial Tobacco Group PLC (U.K.), Altria Group Inc., Reynolds American, Inc., and Kraft Foods Group, Inc. Tobacco-related stocks benefited from industry consolidation over the period, as well as the relative stability of their earnings and consistent dividend growth. From a sector standpoint, stock selection within consumer staples made the largest contribution to the Fund’s performance.

•

Conversely, the largest detractors from the Fund’s performance were toy manufacturer Mattel, Inc. along with integrated oil & gas stocks Royal Dutch Shell PLC (Netherlands), Chevron and Eni SpA (Italy). Mattel, Inc. underperformed as the market was disappointed by quarterly results, while the energy stocks were impacted by the dramatic drop in oil prices.

Describe recent portfolio activity.

•	During the period, the Fund established positions in health care companies AstraZeneca PLC (U.K.) and AbbVie Inc. It sold its position in Merck

& Co., Inc. and reduced its positions in GlaxoSmithKline PLC (U.K.), Pfizer Inc., and Novartis AG (Switzerland). The Fund made these moves in an effort to re-allocate capital away from lower growth companies, in favor of health care stocks with greater growth potential.

•

The Fund also initiated positions in regional bank M&T Bank Corp. while selling its position in Italian integrated oil & gas company Eni SpA. The purchase of M&T Bank Corp. took advantage of attractive valuations for the bank’s large deposit franchise, pricing power, and revenue visibility, while Eni SpA faced lower oil prices and a risk of cutting its dividend.

•

Later in the period, tax preparation company H&R Block was added to the portfolio, while Kraft Foods Group was sold. Capital was trimmed from the position in pharmaceutical company Roche Holding AG, and capital was added to Mattel on weakness in the share price.

Describe portfolio positioning at period end.

•

Given the modest global growth environment, the Fund continued to invest in high-quality, dividend-paying companies with sustainable business models, strong financial positions, above-average dividend yields, and compelling dividend growth rates. At the end of the period, the Fund had the largest absolute positions in the consumer staples and health care sectors, specifically in the pharmaceuticals and tobacco industries, while it had no positions in the utilities sector and low absolute weightings in both energy and materials.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments

Imperial Tobacco Group PLC	4%
The Coca-Cola Co.	3
McDonald’s Corp.	3
AstraZeneca PLC	3
Johnson & Johnson	3
Altria Group, Inc.	3
British American Tobacco PLC	3
Novartis AG, Registered Shares	3
Philip Morris International, Inc.	3
Nestlé SA, Registered Shares	3

Geographic Allocation	Percent of Long-Term Investments

United States	47%
United Kingdom	18
Switzerland	10
Canada	5
France	4
Japan	2
Sweden	2
Singapore	2
Germany	2
Belgium	2
Other[1]	6

[1]	Includes holdings within countries that are 1% or less of long-term investments.
Please refer to the Schedule of Investments for such countries.

4	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend-paying equity securities and at least 40% of its assets outside of the U.S. (unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30% of its assets outside of the U.S.). The Fund’s total returns prior to November 1, 2010 are the returns of the Fund when it followed different investment strategies under the name BlackRock Income Builder Portfolio.

[3]

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Index consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes.

[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2015
		Average Annual Total Returns[5]
		1 Year		5 Years		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	4.99%	3.38%	N/A	10.27%	N/A	6.11%	N/A
Investor A	4.78	3.09	(2.33)%	9.97	8.79%	5.83	5.05%
Investor C	4.51	2.32	1.34	9.18	9.18	5.05	5.05
MSCI All Country World Index	5.20	2.83	N/A	10.38	N/A	3.86	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on April 7, 2008.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[8]
	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During the Period[7]	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,049.90	$3.81	$1,000.00	$1,021.08	$3.76	0.75%
Investor A	$1,000.00	$1,047.80	$5.13	$1,000.00	$1,019.79	$5.06	1.01%
Investor C	$1,000.00	$1,045.10	$8.92	$1,000.00	$1,016.07	$8.80	1.76%

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 5 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on February 1, 2015 and held through July 31, 2015) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015

Schedule of Investments July 31, 2015	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 1.6%
Anheuser-Busch InBev NV	316,118	$37,770,295
Brazil — 1.2%
CCR SA	2,656,583	11,808,932
Souza Cruz SA	2,271,586	16,088,424

		27,897,356
Canada — 4.5%
National Bank of Canada	531,591	18,591,560
Rogers Communications, Inc., Class B	1,347,468	47,249,212
TELUS Corp.	1,243,972	42,469,205

		108,309,977
Denmark — 1.0%
Novo Nordisk A/S, Class B	393,977	23,251,138
Finland — 1.0%
Kone OYJ, Class B	588,051	24,678,432
France — 3.4%
Eutelsat Communications SA	758,702	23,122,521
Sanofi SA	542,895	58,519,191

		81,641,712
Germany — 2.1%
Deutsche Post AG, Registered Shares	1,640,054	49,571,076
Hong Kong — 0.7%
Sands China Ltd.	3,752,000	16,558,613
Japan — 2.3%
Japan Tobacco, Inc.	1,407,000	54,615,036
Netherlands — 1.3%
Royal Dutch Shell PLC, B Shares	1,076,028	31,156,374
Singapore — 2.1%
DBS Group Holdings Ltd.	2,159,700	31,795,584
Singapore Telecommunications Ltd.	6,304,100	18,827,976

		50,623,560
Sweden — 2.2%
Atlas Copco AB, A Shares	666,563	18,229,836
Hennes & Mauritz AB, B Shares	484,252	19,267,081
Svenska Handelsbanken AB, A Shares	971,091	14,861,880

		52,358,797
Switzerland — 10.1%
Givaudan SA, Registered Shares	17,556	32,656,744
Nestlé SA, Registered Shares	818,804	61,942,590
Novartis AG, Registered Shares	630,989	65,474,079
Roche Holding AG	118,145	34,134,781
SGS SA, Registered Shares	9,227	17,601,134
Syngenta AG, Registered Shares	66,533	27,409,654

		239,218,982
Taiwan — 1.3%
Far EasTone Telecommunications Co. Ltd.	12,744,500	29,831,289
United Kingdom — 17.0%
AstraZeneca PLC	1,108,934	74,862,341
British American Tobacco PLC	1,144,149	67,934,857
Diageo PLC	1,928,489	54,060,699
GlaxoSmithKline PLC	1,601,512	34,808,723
HSBC Holdings PLC	2,479,200	22,326,757
Imperial Tobacco Group PLC	1,690,950	88,734,989

Common Stocks	Shares	Value
United Kingdom (concluded)
Lloyds Banking Group PLC	18,051,475	$23,506,722
Unilever PLC	843,740	38,271,936

		404,507,024
United States — 45.4%
AbbVie, Inc.	448,555	31,403,336
Altria Group, Inc.	1,257,233	68,368,331
Chevron Corp.	381,538	33,758,482
Citizens Financial Group, Inc.	1,172,869	30,576,695
The Coca-Cola Co.	1,947,092	79,986,539
General Electric Co.	1,459,780	38,100,258
Genuine Parts Co.	593,087	52,755,089
H&R Block, Inc.	1,283,734	42,735,505
International Paper Co.	349,543	16,732,623
Johnson & Johnson	729,017	73,054,794
Linear Technology Corp.	450,733	18,480,053
M&T Bank Corp.	254,658	33,398,397
Mattel, Inc.	2,244,961	52,105,545
McDonald’s Corp.	779,062	77,797,131
Microsoft Corp.	1,285,877	60,050,456
Northrop Grumman Corp.	59,833	10,351,707
PepsiCo, Inc.	366,317	35,294,643
Pfizer, Inc.	1,191,115	42,951,607
Philip Morris International, Inc.	741,104	63,386,625
Reynolds American, Inc.	585,118	50,197,273
U.S. Bancorp	780,683	35,294,678
United Parcel Service, Inc., Class B	389,814	39,901,361
United Technologies Corp.	259,020	25,982,296
Verizon Communications, Inc.	696,852	32,605,705
Verizon Communications, Inc.	236,967	11,144,558
Wells Fargo & Co.	412,435	23,867,613

		1,080,281,300
Total Long-Term Investments (Cost — $2,005,997,502) — 97.2%		2,312,270,961

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (a)(b)	72,786,122	72,786,122
Total Short-Term Securities (Cost — $72,786,122) — 3.0%		72,786,122
Total Investments (Cost — $2,078,783,624) — 100.2%		2,385,057,083
Liabilities in Excess of Other Assets — (0.2)%		(5,593,895)

Net Assets — 100.0%		$2,379,463,188

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015	7

Schedule of Investments (continued)

Notes to Schedule of Investments

(a)	During the year ended July 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at July 31, 2015	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	74,601,352	(1,815,230)	72,786,122	$33,793	$2,651

(b)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$37,770,295	—	$37,770,295
Brazil	$27,897,356	—	—	27,897,356
Canada	108,309,977	—	—	108,309,977
Denmark	—	23,251,138	—	23,251,138
Finland	—	24,678,432	—	24,678,432
France	23,122,521	58,519,191	—	81,641,712
Germany	—	49,571,076	—	49,571,076
Hong Kong	—	16,558,613	—	16,558,613
Japan	—	54,615,036	—	54,615,036
Netherlands	—	31,156,374	—	31,156,374
Singapore	—	50,623,560	—	50,623,560
Sweden	—	52,358,797	—	52,358,797
Switzerland	—	239,218,982	—	239,218,982
Taiwan	29,831,289	—	—	29,831,289
United Kingdom	—	404,507,024	—	404,507,024
United States	1,080,281,300	—	—	1,080,281,300
Short-Term Securities	72,786,122	—	—	72,786,122

Total	$1,342,228,565	$1,042,828,518	—	$2,385,057,083

See Notes to Financial Statements.

8	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015

Schedule of Investments (concluded)

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1[1]	Transfers out of Level 1[2]	Transfers into Level 2[2]	Transfers out of Level 2[1]
Assets:
Long-Term Investments:
Common Stocks:
France	$38,727,511	$(69,718,721)	$69,718,721	$(38,727,511)
Japan	—	(57,235,178)	57,235,178	—
Netherlands	—	(52,497,579)	52,497,579	—
Sweden	—	(34,306,619)	34,306,619	—
Switzerland	—	(129,713,998)	129,713,998	—
Taiwan	21,744,221	—	—	(21,744,221)
United Kingdom	—	(188,813,204)	188,813,204	—

Total	$60,471,732	$(532,285,299)	$532,285,299	$(60,471,732)

[1] Systematic Fair Value Prices were not utilized at period end for these investments.
[2] External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015	9

Statement of Assets and Liabilities

July 31, 2015

Assets
Investments at value — unaffiliated (cost — $2,005,997,502)	$2,312,270,961
Investments at value — affiliated (cost — $72,786,122)	72,786,122
Receivables:
Capital shares sold	3,121,320
Dividends	5,582,610
Prepaid expenses	72,566

Total assets	2,393,833,579

Liabilities
Payables:
Investments purchased	7,914,088
Capital shares redeemed	4,060,966
Investment advisory fees	1,105,967
Service and distribution fees	489,387
Officer’s and Trustees’ fees	7,287
Other accrued expenses	655,041
Other affiliates	137,655

Total liabilities	14,370,391

Net Assets	$2,379,463,188

Net Assets Consist of
Paid-in capital	$2,040,581,780
Undistributed net investment income	1,410,608
Undistributed net realized gain	31,274,338
Net unrealized appreciation (depreciation)	306,196,462

Net Assets	$2,379,463,188

Net Asset Value
Institutional — Based on net assets of $1,313,696,744 and 108,371,351 shares outstanding, unlimited number of shares authorized, $0.001 par value	$12.12

Investor A — Based on net assets of $648,590,456 and 53,670,341 shares outstanding, unlimited number of shares authorized, $0.001 par value	$12.08

Investor C — Based on net assets of $417,175,988 and 34,713,450 shares outstanding, unlimited number of shares authorized, $0.001 par value	$12.02

See Notes to Financial Statements.

10	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015

Statement of Operations

Year Ended July 31, 2015

Investment Income
Dividends — unaffiliated	$80,519,209
Dividends — affiliated	33,793
Other income — affiliated	146
Foreign taxes withheld	(3,960,719)

Total income	76,592,429

Expenses
Investment advisory	13,095,266
Transfer agent — Institutional	814,000
Transfer agent — Investor A	574,493
Transfer agent — Investor C	358,523
Service — Investor A	1,661,642
Service and distribution — Investor C	4,225,731
Administration	1,115,727
Administration — Institutional	229,239
Administration — Investor A	139,642
Administration — Investor C	93,419
Accounting services	302,155
Registration	206,217
Custodian	187,834
Professional	153,118
Printing	63,175
Officer and Trustees	49,757
Miscellaneous	24,635

Total expenses	23,294,573
Less fees waived by the Manager	(34,906)

Total expenses after fees waived	23,259,667

Net investment income	53,332,762

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments	57,173,028
Capital gain distributions received from affiliated investment companies	2,651
Foreign currency transactions	164,454

57,340,133

Net change in unrealized appreciation (depreciation) on:
Investments	(42,977,334)
Foreign currency translations	(58,905)

(43,036,239)

Net realized and unrealized gain	14,303,894

Net Increase in Net Assets Resulting from Operations	$67,636,656

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015	11

Statements of Changes in Net Assets

	Year Ended July 31,
Increase (Decrease) in Net Assets:	2015	2014

Operations
Net investment income	$53,332,762	$63,540,541
Net realized gain	57,340,133	26,897,154
Net change in unrealized appreciation (depreciation)	(43,036,239)	122,067,700

Net increase in net assets resulting from operations	67,636,656	212,505,395

Distributions to Shareholders From[1]
Net investment income:
Institutional	(32,074,560)	(33,790,280)
Investor A	(15,519,791)	(21,372,700)
Investor C	(6,851,224)	(9,642,259)
Net realized gain:
Institutional	(21,345,661)	—
Investor A	(11,065,008)	—
Investor C	(7,115,559)	—

Decrease in net assets resulting from distributions to shareholders	(93,971,803)	(64,805,239)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	156,008,642	385,469,686

Net Assets
Total increase in net assets	129,673,495	533,169,842
Beginning of year	2,249,789,693	1,716,619,851

End of year	$2,379,463,188	$2,249,789,693

Undistributed net investment income, end of year	$1,410,608	$2,356,362

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

12	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015

Financial Highlights

	Institutional
	Year Ended July 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$12.25	$11.33	$10.13	$9.79	$8.69

Net investment income[1]	0.31	0.41	0.31	0.32	0.36
Net realized and unrealized gain	0.08	0.92	1.18	0.29	0.97

Net increase from investment operations	0.39	1.33	1.49	0.61	1.33

Distributions from:[2]
Net investment income	(0.32)	(0.41)	(0.29)	(0.27)	(0.23)
Net realized gain	(0.20)	—	—	(0.00)[3]	—

Total distributions	(0.52)	(0.41)	(0.29)	(0.27)	(0.23)

Net asset value, end of year	$12.12	$12.25	$11.33	$10.13	$9.79

Total Return[4]
Based on net asset value	3.38%	11.83%	14.81%	6.33%	15.41%

Ratios to Average Net Assets
Total expenses	0.75%	0.75%	0.81%	0.86%	0.99%[5]

Total expenses excluding recoupment of past waived and/or reimbursed fees	0.75%	0.75%	0.81%	0.85%	0.99%[5]

Total expenses after fees waived and/or reimbursed	0.74%	0.75%	0.80%	0.86%	0.89%[5]

Net investment income	2.57%	3.42%	2.83%	3.25%	3.65%[5]

Supplemental Data
Net assets, end of year (000)	$1,313,697	$1,112,027	$812,277	$492,113	$154,543

Portfolio turnover rate	34%	14%	18%	24%	14%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2015	2014	2013	2012	2011
Investments in underlying funds	—	—	—	—	0.01%

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015	13

Financial Highlights (continued)

	Investor A
	Year Ended July 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$12.21	$11.30	$10.10	$9.77	$8.68

Net investment income[1]	0.28	0.38	0.27	0.28	0.33
Net realized and unrealized gain	0.08	0.91	1.19	0.30	0.98

Net increase from investment operations	0.36	1.29	1.46	0.58	1.31

Distributions from:[2]
Net investment income	(0.29)	(0.38)	(0.26)	(0.25)	(0.22)
Net realized gain	(0.20)	—	—	(0.00)[3]	—

Total distributions	(0.49)	(0.38)	(0.26)	(0.25)	(0.22)

Net asset value, end of year	$12.08	$12.21	$11.30	$10.10	$9.77

Total Return[4]
Based on net asset value	3.09%	11.48%	14.58%	6.00%	15.14%

Ratios to Average Net Assets
Total expenses	1.02%	1.03%	1.06%	1.11%	1.23%[5]

Total expenses excluding recoupment of past waived and/or reimbursed fees	1.02%	1.03%	1.06%	1.10%	1.23%[5]

Total expenses after fees waived and/or reimbursed	1.02%	1.03%	1.06%	1.11%	1.14%[5]

Net investment income	2.32%	3.14%	2.54%	2.93%	3.38%[5]

Supplemental Data
Net assets, end of year (000)	$648,590	$712,945	$572,796	$383,912	$178,933

Portfolio turnover rate	34%	14%	18%	24%	14%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2015	2014	2013	2012	2011
Investments in underlying funds	—	—	—	—	0.01%

See Notes to Financial Statements.

14	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015

Financial Highlights (concluded)

	Investor C
	Year Ended July 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$12.15	$11.24	$10.06	$9.74	$8.67

Net investment income[1]	0.19	0.29	0.19	0.21	0.26
Net realized and unrealized gain	0.08	0.91	1.17	0.30	0.98

Net increase from investment operations	0.27	1.20	1.36	0.51	1.24

Distributions from:[2]
Net investment income	(0.20)	(0.29)	(0.18)	(0.19)	(0.17)
Net realized gain	(0.20)	—	—	(0.00)[3]	—

Total distributions	(0.40)	(0.29)	(0.18)	(0.19)	(0.17)

Net asset value, end of year	$12.02	$12.15	$11.24	$10.06	$9.74

Total Return[4]
Based on net asset value	2.32%	10.74%	13.63%	5.32%	14.40%

Ratios to Average Net Assets
Total expenses	1.77%	1.77%	1.81%	1.86%	1.95%[5]

Total expenses excluding recoupment of past waived and/or reimbursed fees	1.77%	1.77%	1.81%	1.85%	1.95%[5]

Total expenses after fees waived and/or reimbursed	1.77%	1.77%	1.81%	1.86%	1.88%[5]

Net investment income	1.57%	2.40%	1.79%	2.22%	2.69%[5]

Supplemental Data
Net assets, end of year (000)	$417,176	$424,818	$331,547	$240,822	$108,544

Portfolio turnover rate	34%	14%	18%	24%	14%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2015	2014	2013	2012	2011
Investments in underlying funds	—	—	—	—	0.01%

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015	15

Notes to Financial Statements

1. Organization:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. These financial statements relate to one series of the Trust, BlackRock Global Dividend Portfolio (the “Fund”). The Fund is classified as non-diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that each bears certain expenses and may have a conversion privilege as outlined below. Institutional Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. For distribution and service fee breakdown see Note 5.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	Yes	No1	None
Investor C Shares	No	Yes	None

[1]	Investor A Shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund:

Foreign Currency: The Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after

16	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015

Notes to Financial Statements (continued)

December 15, 2014 and for interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of their financial instruments using independent dealers or pricing services under policies approved by the Board of Trustees of each Fund (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for each Fund for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official close price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•

The market value of the Fund’s investments in the Underlying Funds is based on the published NAV of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open.

•	Investments in open-end registered investment companies are valued at NAV each business day.

•

The Fund values its investment in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015	17

Notes to Financial Statements (continued)

the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for the Fund’s investments have been included in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of July 31, 2015, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

18	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015

Notes to Financial Statements (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee, based on the average daily net assets that is attributable to the Fund’s direct investments in fixed income and equity securities and instruments, including exchange traded funds advised by the Manager or other investment advisors, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisors) and excludes investments in other BlackRock equity and/or fixed income mutual funds, at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.600%
$1 Billion - $2 Billion	0.550%
$2 Billion - $3 Billion	0.525%
Greater than $3 Billion	0.500%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Fund’s investments in other affiliated investment companies, if any. This amount is shown as fees waived by Manager in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Investor A	Investor C
Service Fee	0.25%	0.25%
Distribution Fee	—	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2015, the Fund paid $29,054 to affiliates of BlackRock in return for these services to Institutional shareholders, which are included in transfer agent — class specific in the Statement of Operations.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015	19

Notes to Financial Statements (continued)

For the year ended July 31, 2015, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Investor C	Total
$4,310	$9,740	$6,122	$20,172

Effective January 1, 2015, the Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400%
$1 Billion - $2 Billion	0.0375%
$2 Billion - $4 Billion	0.0350%
$4 Billion - $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

Prior to January 1, 2015, BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager acted as co-administrators for the Fund. For these services, the co-administrators received an administration fee computed daily and payable monthly to each administrator pursuant to separate fee arrangements, based on a percentage of the average daily net assets of the Fund. The combined administration fee, which is shown as administration in the Statement of Operations, was paid at the annual rates below. In addition, each of the share classes was charged an administration fee, which is shown as administration — class specific in the Statement of Operations, based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee	Administration Fee — Class Specific
First $500 Million	0.075%	0.025%
$500 Million - $1 Billion	0.065%	0.015%
Greater than $1 Billion	0.055%	0.005%

For the year ended July 31, 2015, the Fund paid $1,354,684 to the Manager in return for these services, which is included in administration and administration — class specific in the Statement of Operations.

There are no Fund level and class specific waivers and/or reimbursements subject to recoupment.

For the year ended July 31, 2015, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $119,667.

For the year ended July 31, 2015, affiliates received CDSCs in the amount of $24,203 and $45,013 for the Fund’s Investor A and Investor C Shares, respectively.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Fund.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

20	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015

Notes to Financial Statements (continued)

Pursuant to a securities lending agreement effective January 1, 2015, the Fund retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income as follows: 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

For the period February 1, 2014 through December 31, 2014, the Fund retained 75% (80% commencing on the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in the calendar year 2014 exceeded a specified threshold and for the remainder of that calendar year) of securities lending income, and this amount retained could never be less than 65% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by the Fund is shown as securities lending — affiliated — net in the Statement of Operations, if applicable. For the year ended July 31, 2015, the Fund did not pay BIM for securities lending agent services.

The Fund recorded a payment from an affiliate to compensate for foregone securities lending revenue, which is shown as other income — affiliated in the Statement of Operations.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statement of Operations.

6. Purchases and Sales:

For the year ended July 31, 2015, purchases and sales of investments, excluding short-term securities, were $881,479,360 and $754,847,582, respectively.

7. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended July 31, 2015. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of July 31, 2015, the following permanent differences attributable to foreign currency transactions, the reclassification of distributions, and distributions received from a regulated investment company were reclassified to the following accounts:

Undistributed net investment income	$167,059
Accumulated net realized gain	$(167,059)

The tax character of distributions paid was as follows:

	7/31/15	7/31/14
Ordinary income	$54,839,385	$64,805,239
Long-term capital gains	39,132,418	—

Total	$93,971,803	$64,805,239

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015	21

Notes to Financial Statements (continued)

As of July 31, 2015, the tax components of accumulated net earnings were as follows:

Undistributed ordinary income	$1,410,608
Undistributed long-term capital gains	34,362,200
Net unrealized gains[1]	303,108,600

Total	$338,881,408

[1]	The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,081,871,486

Gross unrealized appreciation	$365,674,509
Gross unrealized depreciation	(62,488,912)

Net unrealized appreciation	$303,185,597

8. Bank Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.6 billion, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Prior to November 25, 2014, the aggregate commitment amount was $1.1 billion, of which the Participating Funds, including the Fund, could borrow up to $650 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. Participating Funds paid administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2015, the Fund did not borrow under the credit agreement.

9. Principal Risks:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations, including to pay principal and interest when due (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

22	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015

Notes to Financial Statements (concluded)

As of July 31, 2015, the Fund’s investments had the following industry classifications:

Industry
Pharmaceuticals	19%
Tobacco	18
Banks	10
Beverages	9
Diversified Telecommunication Services	5
Other[1]	39

[1]	All other industries held were each less than 5% of long-term investments.

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended July 31, 2015		Year Ended July 31, 2014
	Shares	Amount	Shares	Amount
Institutional
Shares sold	61,251,228	$742,195,154	35,730,188	$428,954,072
Shares issued in reinvestment of distributions	3,338,631	39,377,639	2,055,445	24,909,599
Shares redeemed	(46,980,536)	(565,310,342)	(18,708,043)	(223,302,886)

Net increase	17,609,323	$216,262,451	19,077,590	$230,560,785

Investor A
Shares sold	14,335,722	$172,811,847	21,588,503	$257,427,199
Shares issued in reinvestment of distributions	2,134,886	25,135,438	1,666,663	20,135,161
Shares redeemed	(21,173,793)	(255,068,029)	(15,585,147)	(187,710,106)

Net increase (decrease)	(4,703,185)	$(57,120,744)	7,670,019	$89,852,254

Investor C
Shares sold	5,689,353	$68,235,999	9,598,239	$114,011,263
Shares issued in reinvestment of distributions	1,072,993	12,561,550	704,312	8,487,836
Shares redeemed	(7,021,632)	(83,930,614)	(4,824,928)	(57,442,452)

Net increase (decrease)	(259,286)	$(3,133,065)	5,477,623	$65,056,647

Total Net Increase	12,646,852	$156,008,642	32,225,232	$385,469,686

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015	23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds II and the Shareholders of BlackRock Global Dividend Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Global Dividend Portfolio (the “Fund”), a series of BlackRock Funds II, as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Global Dividend Portfolio of BlackRock Funds II as of July 31, 2015, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

September 23, 2015

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by BlackRock Global Dividend Portfolio during the fiscal year ended July 31, 2015:

Payable Date	Qualified Dividend Income for Individuals	Dividends Qualifying for the Dividend Received Deduction for Corporations	Foreign Source Income[1]	Foreign Taxes Paid Per Share[2]
10/17/2014	100.00%[1]	66.25%[1]	13.49%	0.001090
12/15/2014	100.00%	70.85%	—	—
4/16/2015	100.00%[1]	43.93%[1]	89.72%	0.009932
7/17/2015	100.00%[1]	43.93%[1]	89.72%	0.008122

Additionally, Global Dividend Income distributed long-term capital gains of $0.199930 per share to shareholders of record on December 11, 2014.

[1]	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

[2]

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

24	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met in person on April 14, 2015 (the “April Meeting”) and May 12-13, 2015 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Global Dividend Portfolio (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

On the date of the April and May Meetings, the Board consisted of thirteen individuals, ten of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). One of the Board Members is a non-management interested Board Member by virtue of his former positions with BlackRock, Inc. and its affiliates. The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; administrative and shareholder services; the oversight of fund service providers; marketing services; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective(s), policies and restrictions, and meeting new regulatory requirements; (e) the Fund’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability; investment performance; subadvisory and advisory relationships with other clients (including mutual funds sponsored by third parties); the viability of specific funds; fund size and manager capacity; BlackRock’s research capabilities; portfolio managers’ investments in funds they manage; funds’ portfolio risk targets; and management fee levels and breakpoints. The Board further discussed with BlackRock: BlackRock’s management structure; portfolio turnover, execution quality and use of soft dollars; BlackRock’s portfolio manager compensation and performance accountability; marketing support for the funds; services provided to the funds by BlackRock affiliates; and BlackRock’s oversight of relationships with third party service providers.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015	25

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and preparedby Lipper, Inc. (“Lipper”) on Fund fees and expenses as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper1 and certain performance metrics; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Fund to BlackRock; (g) sales and redemption data regarding the Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, each for a one-year term ending June 30, 2016. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, a relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

26	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

affiliates provide the Fund with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Fund. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to other funds in its applicable Lipper category and certain performance metrics. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of the Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period or as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the third, fourth and second quartiles, respectively, against its Lipper Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during the one- and three-year periods. The Board was informed that, among other things, underperformance was primarily generated by the Fund’s high quality bias. This bias typically leads the Fund to underperform the market and its cyclical peers during shorter “risk-on” periods. Top performing peers have tended to have higher betas, driven by their higher allocations to the financials, materials, and consumer discretionary sectors. The Board also noted a comparison of Fund performance relative to certain other performance metrics that reflect the Fund’s performance in light of its outcome-oriented objective. BlackRock believes that these additional performance metrics are appropriate given the Fund’s objective.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund: The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with the other funds in its Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2014 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015	27

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Fund. The Board may periodically receive and review information from independent third parties as part of its annual evaluation. BlackRock retained an independent third party to evaluate its cost allocation methodologies in the context of BlackRock’s 1940 Act Fund business. The Board considered the results of that evaluation in connection with BlackRock’s profitability reporting. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Fund. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2016, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2016. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

28	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2]
Robert M. Hernandez 1944	Chair of the Board and Trustee	Since 2007	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director, TE Connectivity (electronics) from 2006 to 2012.	28 RICs consisting of 98 Portfolios	ACE Limited (insurance company); Eastman Chemical Company.
Fred G. Weiss 1941	Vice Chair of the Board and Trustee	Since 2007	Managing Director, FGW Consultancy LLC (consulting and investment company) since 1997; Director and Treasurer, Michael J. Fox Foundation for Parkinson’s Research since 2000; Director, BTG International plc (medical technology commercialization company) from 2001 to 2007.	28 RICs consisting of 98 Portfolios	Allergen, plc (pharmaceuticals)
James H. Bodurtha 1944	Trustee	Since 2007	Director, The China Business Group, Inc. (consulting and investing firm) from 1996 to 2013 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980.	28 RICs consisting of 98 Portfolios	None
Bruce R. Bond 1946	Trustee	Since 2007	Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	28 RICs consisting of 98 Portfolios	None
Valerie G. Brown 1956	Trustee	Since 2015	Chief Executive Officer and Director, Cetera Financial Group (broker-dealer and registered investment adviser services) from 2010 to 2014; Director and Vice Chairman of the Board, Financial Services Institute (trade organization) from 2009 to 2014; Director and Committee Chair, Securities Industry and Financial Markets Association (trade organization) from 2006 to 2014.	28 RICs consisting of 98 Portfolios	None
Donald W. Burton 1944	Trustee	Since 2007	Managing General Partner, The Burton Partnership, LP (an investment partnership) since 1979; Managing General Partner, The Burton Partnership (QP), LP (an investment partnership) since 2000; Managing General Partner, The South Atlantic Venture Funds from 1983 to 2012; Director, IDology, Inc. (technology solutions) since 2006; Director, Knology, Inc. (telecommunications) from 1996 to 2012; Director, Capital Southwest (financial) from 2006 to 2012.	28 RICs consisting of 98 Portfolios	None
Honorable Stuart E. Eizenstat 1943	Trustee	Since 2007	Partner and Head of International Practice, Covington and Burling LLP (law firm) since 2001; International Advisory Board Member, The Coca-Cola Company from 2002 to 2011; Advisory Board Member, Veracity Worldwide, LLC (risk management) from 2007 to 2012; Member of the International Advisory Board GML Ltd. (energy) since 2003; Advisory Board Member, BT Americas (telecommunications) from 2004 to 2009.	28 RICs consisting of 98 Portfolios	Alcatel-Lucent (telecom- munications); Global Specialty Metallurgical; UPS Corporation (delivery service)
Kenneth A. Froot 1957	Trustee	Since 2007	Professor, Harvard University from 1993 to 2012.	28 RICs consisting of 98 Portfolios	None
John F. O’Brien 1943	Trustee	Since 2007	Chairman, Woods Hole Oceanographic Institute since 2009 and Trustee thereof from 2003 to 2009.	28 RICs consisting of 98 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015	29

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2] (concluded)
Donald C. Opatrny 1952	Trustee	Since 2015	Trustee, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; Member of the Board and Investment Committee, University School since 2007; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President and Trustee, the Center for the Arts, Jackson Hole since 2011; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Trustee, Artstor (a Mellon Foundation affiliate) since 2010; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014.	28 RICs consisting of 98 Portfolios	None
Roberta Cooper Ramo 1942	Trustee	Since 2007	Shareholder and Attorney, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Chairman of the Board, Cooper’s Inc., (retail) since 1999; Director, ECMC Group (service provider to students, schools and lenders) since 2001; President, The American Law Institute (non-profit) since 2008; Vice President, Santa Fe Opera (non-profit) since 2011; Chair, Think New Mexico (non-profit), since 2013.	28 RICs consisting of 98 Portfolios	None
David H. Walsh 1941	Trustee	Since 2007	Director, National Museum of Wildlife Art since 2007; Trustee, University of Wyoming Foundation from 2008 to 2012; Director, The American Museum of Fly Fishing since 1997.	28 RICs consisting of 98 Portfolios	None

[1]    The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute. In no event may an Independent Trustee hold office beyond December 31 of the year in which he or she turns 75.

[3]    Date shown is the earliest date a person has served for the Trust. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s board in 2007, those Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Honorable Stuart E. Eizenstat, 2001; Kenneth A. Froot, 2005; Robert M. Hernandez, 1996; John F. O’Brien, 2005; Roberta Cooper Ramo, 1999; David H. Walsh, 2003; and Fred G. Weiss, 1998.

30	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Interested Trustees[4]
Robert Fairbairn 1965	Trustee	Since 2015	Senior Managing Director of BlackRock since 2010; Global Head of BlackRock’s Retail and iShares businesses since 2012; Member of BlackRock’s Global Executive and Global Operating Committees; Head of BlackRock’s Global Client Group from 2009 to 2012; Chairman of BlackRock’s international businesses from 2007 to 2010.	28 RICs consisting of 98 Portfolios	None
Henry Gabbay 1947	Trustee	Since 2007	Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Adminis- trative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly, BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	28 RICs consisting of 98 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2010	Managing Director of BlackRock since 2009; Head of BlackRock Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	104 RICs consisting of 174 Portfolios	None

[4]    Messrs. Fairbairn and Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock and its affiliates. Mr. Gabbay may be deemed an “interested person” of the Trust based on his former positions with BlackRock and its affiliates. Mr. Gabbay does not currently serve as an officer or employee of BlackRock or its affiliates or own any securities of BlackRock or The PNC Financial Services Group, Inc. Mr. Gabbay is a non-management Interested Trustee. Interested Trustees serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute,or until December 31 of the year in which they turn 72. Officers of the Trust serve at the pleasure of the Board.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015	31

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Trust Officers[2]
Jennifer McGovern 1977	Vice President	Since 2014	Director of BlackRock since 2011; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock from 2008 to 2010.
Neal Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock since 2014; Director of BlackRock from 2010 to 2013; Assistant Secretary of the BlackRock-advised funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055. [2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

Effective as of the close of business on May 13, 2015, Valerie G. Brown and Donald C. Opatrny were appointed to serve as Trustees of the Trust.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Sub-Advisor BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022

Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

32	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washing-ton, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015	33

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

34	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2015

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

GDP-7/15-AR

JULY 31, 2015

ANNUAL REPORT	BLACKROCK®

BlackRock Funds II

▶  BlackRock Dynamic High Income Portfolio

▶  BlackRock Multi-Asset Income Portfolio

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are also available on BlackRock’s website.

TO ENROLL IN ELECTRONIC DELIVERY:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions

2	BLACKROCK FUNDS II	JULY 31, 2015

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks between regions were the broader themes underlying market conditions during the 12-month period ended July 31, 2015. The period began with investors caught between the forces of low interest rates and an improving U.S. economy, high asset valuations, oil price instability and lingering geopolitical risks in Ukraine and the Middle East. As U.S. growth picked up considerably in the fourth quarter of 2014, the broader global economy showed signs of slowing. Investors favored the stability of U.S. assets despite uncertainty as to when the Federal Reserve (the “Fed”) would raise short-term interest rates. International markets continued to struggle even as the European Central Bank and the Bank of Japan eased monetary policy. Oil prices plummeted in late 2014 due to a global supply-and-demand imbalance, sparking a sell-off in energy-related assets and putting stress on emerging markets. Fixed income investors piled into U.S. Treasuries as their persistently low yields had become attractive as compared to the even lower yields on international sovereign debt.

Equity markets reversed in early 2015, with international markets outperforming the United States as global risks abated. Investors had held high expectations for the U.S. economy, but a harsh winter and west coast port strike brought disappointing first-quarter data and high valuations took their toll on U.S. stocks, while bond yields fell to extreme lows. (Bond prices rise as yields fall.) In contrast, economic reports in Europe and Asia easily beat investors’ very low expectations, and accommodative policies from central banks in those regions helped international equities rebound. Oil prices stabilized, providing some relief for emerging market stocks, although a stronger U.S. dollar continued to be a headwind for the asset class.

U.S. economic data regained momentum in the second quarter, helping U.S. stocks resume an upward path, although meaningful strength in the labor market underscored the likelihood that the Fed would raise short-term rates before the end of 2015 and bond yields moved swiftly higher. The month of June brought a sharp, but temporary, sell-off across most asset classes as Greece’s long-brewing debt troubles came to an impasse and investors feared the consequences should Greece leave the eurozone. Adding to global worries was a massive correction in Chinese equity prices despite policymakers’ attempts to stabilize the market. As these concerns abated in the later part of July, developed markets rebounded with the help of solid corporate earnings. Emerging markets, however, continued to slide as Chinese equities remained highly volatile and growth estimates for many emerging economies were revised lower. Bond markets moved back into positive territory as softer estimates for global growth and the return of falling commodity prices caused yields to move lower.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of July 31, 2015
	6-month	12-month
U.S large cap equities (S&P 500® Index)	6.55%	11.21%
U.S. small cap equities (Russell 2000® Index)	6.98	12.03
International equities (MSCI Europe, Australasia, Far East Index)	7.19	(0.28)
Emerging market equities (MSCI Emerging Markets Index)	(4.76)	(13.38)
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.00	0.01
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(3.64)	5.32
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	(1.47)	2.82
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(0.97)	3.50
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.27	0.37

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of July 31, 2015	BlackRock Dynamic High Income Portfolio

Investment Objective

BlackRock Dynamic High Income Portfolio’s (the “Fund”) investment objective is to seek high current income with consideration for capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•	For the period since inception (November 3, 2014) through July 31, 2015, the Fund underperformed its blended risk benchmark of 70% MSCI World Index/30% Barclays U.S. Aggregate Bond Index.

What factors influenced performance?

•

The Fund seeks to earn a high level of current income by tactically managing a diversified portfolio of primarily non-traditional sources of yield. The Fund’s performance is reviewed on an absolute basis due to the outcome-oriented nature of its strategy. The Fund has flexibility to invest across all asset classes and is managed within a risk controlled framework, seeking to maintain competitive yield with a risk profile below that of the 70/30 risk benchmark.

•

For the period, the Fund’s allocation to master limited partnerships (MLPs) proved to be the largest detractor from returns. Despite providing meaningful income, MLPs sold-off sharply during the period as most energy-related assets traded lower due to a precipitous drop in oil prices.

•

Conversely, the main contributors to performance since inception included exposure to preferred securities, collateralized loan obligations (CLOs), non-agency mortgages, collateralized mortgage backed securities (CMBS) and Asian credit. These asset classes generated attractive returns despite increased volatility in other credit markets. Additionally, a significant allocation to equity-linked notes (i.e., covered call writing), and a modest allocation to real estate investment trusts (REITs) boosted performance over the period.

•

The Fund sourced income from a variety of assets classes, regions and sectors. The main contributors to overall portfolio yield were the Fund’s allocations to equity-linked notes, preferred securities and fixed income closed end funds.

•

The Fund uses derivatives as part of its investment strategy. During the period, derivative positions in developed equity futures contributed to performance. Additionally, the Fund used U.S. Treasury futures to manage the amount of interest rate risk in the portfolio, which similarly contributed to performance. The Fund also reduced its euro currency exposure via futures, which aided performance as the euro depreciated relative to the U.S. dollar during the period. The Fund held other modest derivative positions over the period that did not have a material impact on performance.

•	The Fund held a modest cash allocation during the period. The cash balance did not have a material impact on performance.

Describe recent portfolio activity.

•

Over the period, the Fund reduced exposure to emerging market equities given a more cautious view on growth across developing economies. Additionally, the Fund increased exposure to CLOs and floating rate bank loans on expectations that these assets would benefit in a rising rate environment. During the latter half of the period, the Fund introduced exposure to infrastructure-related MLPs on the view that the selloff in energy-related assets created an attractive buying opportunity.

•

The Fund rotated a portion of its equity exposure from the United States to Europe, as the region saw a modest improvement in economic growth during the period and the initiation of a major quantitative easing program from the European Central Bank. The Fund continued to use a covered call strategy within its equity holdings as it provided higher income and better potential upside than what was available in most other income sectors.

•

Lastly, the Fund continued to adapt to the changing interest rate environment by altering its duration profile throughout the period. In general, the Fund held a lower overall duration and less exposure to short-term interest rates given expectations that the Federal Reserve will ultimately transition from its zero interest rate policy. Toward the end of the period, the Fund established a position in higher-quality, longer-term investment grade debt to modestly increase the Fund’s duration given increased yield levels and more attractive valuations.

Describe portfolio positioning at period end.

•

The Fund was allocated across a number of diverse asset classes at period end, including equity-linked notes, preferred securities, non-agency mortgages, CMBS, collateralized loan obligations, fixed income funds, global real estate investment trusts, Asian credit, MLPs, high yield bonds, investment grade bonds and cash. The Fund also held a modest euro vs. U.S. dollar hedge, and derivate exposures to gain access to developed equity markets and government bond futures.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS II	JULY 31, 2015

BlackRock Dynamic High Income Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund may invest up to 100% of its assets in equity securities and up to 100% of its assets in fixed income securities. The Fund may also invest significantly in BlackRock equity and/or fixed income mutual funds and affiliated and unaffiliated exchange traded funds (“ETFs”).

[3]	The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (70%) and Barclays U.S. Aggregate Bond Index (30%).

[4]

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

[5]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[6]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2015

				Total Returns[7]
				Since Inception[8]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge
Institutional	6.36%	5.77%	2.84%	3.67%	N/A
Investor A	5.77	5.27	2.71	3.48	(1.96)%
Investor C	5.30	4.73	2.31	2.84	1.85
70% MSCI World Index/30% Barclays U.S. Aggregate Bond Index	—	—	4.04	4.29	N/A
MSCI World Index	—	—	6.40	5.40	N/A
Barclays U.S. Aggregate Bond Index	—	—	(1.47)	1.47	N/A

[7]

Assuming maximum sales charges, if any. Total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 9 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on November 3, 2014.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[10]
	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During the Period[9]	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During the Period[9]	Annualized Expense Ratio
Institutional	$1,000.00	$1,028.40	$5.23	$1,000.00	$1,019.64	$5.21	1.04%
Investor A	$1,000.00	$1,027.10	$6.38	$1,000.00	$1,018.50	$6.36	1.27%
Investor C	$1,000.00	$1,023.10	$9.93	$1,000.00	$1,014.98	$9.89	1.98%

[9]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

[10]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 9 for further information on how expenses were calculated.

BLACKROCK FUNDS II	JULY 31, 2015	5

Fund Summary as of July 31, 2015	BlackRock Multi-Asset Income Portfolio

Investment Objective

BlackRock Multi-Asset Income Portfolio’s (the “Fund”) investment objective is to seek to maximize current income with consideration for capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended July 31, 2015, the Fund’s Institutional Shares returned 1.94%, while the Investor A Shares returned 1.68% and Investor C Shares returned 0.92%. For the same period, the Fund’s benchmark, a blend of 50% MSCI World Index/50% Barclays U.S. Aggregate Bond Index, returned 3.98%.

What factors influenced performance?

•

The Fund’s performance is reviewed on an absolute basis due to the outcome-oriented nature of its strategy. The Fund employs an unconstrained strategy (i.e., one with flexibility to invest across all asset classes) that the investment advisor seeks to manage within a risk controlled framework.

•

The Fund’s allocation to emerging market equities was a notable detractor from performance, as lackluster economic growth and concerns about the impact of higher rates in the United States weighed heavily on the asset class. The Fund’s allocation to Master Limited Partnerships (“MLPs”) modestly detracted from returns, since energy-related assets were hurt by the large drop in oil prices. An allocation to investment grade debt also detracted from performance, as credit spreads widened due to a sharp increase in new-issue supply stemming from higher merger and acquisition activity.

•

The primary contributors to performance included the Fund’s positions in non-agency mortgage-backed securities (“MBS”) and commercial mortgage-backed securities (“CMBS”), which generated attractive returns despite increased volatility in other segments of the bond market. The Fund’s exposure to higher yielding asset classes such as preferred stock and equity-linked notes also made meaningful contributions to performance.

•

The Fund generated income from a variety of asset classes, regions and sectors. The main contributors to overall portfolio yield were the Fund’s allocations to equity-linked notes, high yield bonds, preferred stock and non-agency MBS.

•	The Fund held derivatives during the period, including futures. The Fund’s equity hedges generally detracted from returns, while its interest rate hedges contributed to performance.

Describe recent portfolio activity.

•

After building up a modest cash position at the beginning of the period, the Fund reallocated cash back to high yield debt and bank loans after heightened volatility and large investor outflows created more attractive valuations in these asset classes. This downturn was largely driven by the sell-off in oil and energy-related assets, since energy issuers represent a large portion of the credit market. The Fund also modestly added back to MLPs, as the sharp downturn in this asset class during the energy sell-off created more attractive long-term value. In contrast, the Fund reduced its weighting in preferred stocks early in the calendar year following the strong returns for the asset class in 2014.

The Fund rotated a portion of its equity exposure from the United States to Europe, as the region saw a modest improvement in economic growth and the initiation of a major quantitative easing program from the European Central Bank. The Fund continued to use a covered call strategy within its equity portfolio on the belief that this approach provided higher income and better potential upside than what was available in most other income sectors.

The Fund continued to adapt to the changing interest rate environment by altering its duration profile (interest-rate sensitivity) throughout the period. In general, the Fund held a lower overall duration and less exposure to short-term interest rates than the overall fixed income market, reflecting the investment advisor’s expectation that the U.S. Federal Reserve will ultimately transition from its zero interest rate policy.

Describe portfolio positioning at period end.

•

The Fund was allocated across a number of diverse asset classes at period end, including high yield bonds, global equities, MBS, equity-linked notes, investment grade bonds, preferred stocks, bank loans, global real estate investment trusts, emerging market bonds, master limited partnerships and cash.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK FUNDS II	JULY 31, 2015

BlackRock Multi-Asset Income Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund may invest up to 80% of its assets in equity securities and up to 100% of its assets in fixed income securities. The Fund may also invest significantly in BlackRock equity and/or fixed income mutual funds and affiliated and unaffiliated exchange traded funds (“ETFs”). The Fund’s total returns prior to November 28, 2011 are the returns of the Fund when it followed different investment strategies under the name BlackRock Income Portfolio.

[3]	The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (50%) and Barclays U.S. Aggregate Bond Index (50%).

[4]

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

[5]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[6]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2015

				Average Annual Total Returns[7]
				1 Year		5 Years		Since Inception[8]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	4.91%	4.70%	1.15%	1.94%	N/A	8.51%	N/A	6.14%	N/A
Investor A	4.41	4.24	1.02	1.68	(3.66)%	8.24	7.08%	5.87	5.09%
Investor C	3.90	3.71	0.64	0.92	(0.04)	7.43	7.43	5.09	5.09
50% MSCI World Index/50% Barclays U.S. Aggregate Bond Index	—	—	2.46	3.98	N/A	7.68	N/A	4.84	N/A
MSCI World Index	—	—	6.40	4.92	N/A	11.74	N/A	4.50	N/A
Barclays U.S. Aggregate Bond Index	—	—	(1.47)	2.82	N/A	3.27	N/A	4.35	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 9 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on April 7, 2008.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[10]
	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During the Period[9]	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During the Period[9]	Annualized Expense Ratio
Institutional	$1,000.00	$1,011.50	$2.74	$1,000.00	$1,022.07	$2.76	0.55%
Investor A	$1,000.00	$1,010.20	$3.99	$1,000.00	$1,020.83	$4.01	0.80%
Investor C	$1,000.00	$1,006.40	$7.71	$1,000.00	$1,017.11	$7.75	1.55%

[9]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

[10]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 9 for further information on how expenses were calculated.

BLACKROCK FUNDS II	JULY 31, 2015	7

Portfolio Information as of July 31, 2015

BlackRock Dynamic High Income Portfolio

Ten Largest Holdings	Percent of Net Assets

BlackRock Liquidity Funds, TempFund, Institutional Class	6%
iShares iBoxx $ High Yield Corporate Bond ETF	4
BlackRock Floating Rate Income Portfolio, Institutional Class	3
Voya CLO Ltd.	2
iShares 10+ Year Credit Bond ETF	1
BlackRock Liquidity Series, LLC, Money Market Series	1
Citigroup, Inc.	1
SPDR Barclays Long Term Corporate Bond ETF	1
SPDR Barclays High Yield Bond ETF	1
CIFC Funding Ltd.	1

Portfolio Composition	Percent of Net Assets

Equity-Linked Notes	25%
Investment Companies	18
Asset-Backed Securities	13
Common Stocks	13
Preferred Securities	11
Corporate Bonds	10
Money Market Funds	7
Non-Agency Mortgage-Backed Securities	6
Foreign Government Obligations	1
Liabilities in Excess of Other Assets	(4)

BlackRock Multi-Asset Income Portfolio

Ten Largest Holdings	Percent of Net Assets

iShares iBoxx $ High Yield Corporate Bond ETF	6%
Alternative Loan Trust	4
SPDR Barclays High Yield Bond ETF	3
Bank of America Corp.	1
Structured Asset Mortgage Investments II Trust	1
Commercial Mortgage Trust	1
iShares U.S. Preferred Stock ETF	1
The Goldman Sachs Group, Inc.	1
Lloyds Banking Group PLC	1
LSTAR Securities Investment Trust	1

Portfolio Composition	Percent of Net Assets

Common Stocks	24%
Corporate Bonds	22
Equity-Linked Notes	14
Non-Agency Mortgage-Backed Securities	11
Asset-Backed Securities	8
Investment Companies	8
Money Market Funds	7
Preferred Securities	7
Floating Rate Loan Interests	3
Foreign Government Obligations	2
Liabilities in Excess of Other Assets	(6)

8	BLACKROCK FUNDS II	JULY 31, 2015

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend/payable dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on February 1, 2015 and held through July 31, 2015) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	9

Schedule of Investments July 31, 2015	BlackRock Dynamic High Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1, Class A2D, 0.45%, 7/25/36 (a)	USD	234	$130,041
ALM VI Ltd., Series 2012-6A, Class CR, 4.04%, 7/15/26 (a)(b)		1,000	991,500
ALM VII R-2 Ltd., Series 2013-7R2A, Class C, 3.74%, 4/24/24 (a)(b)		500	492,042
AMMC CLO 15 Ltd., Series 2014-15A, Class D, 4.48%, 12/09/26 (a)(b)		1,000	990,000
AMMC CLO XIII Ltd., Series 2013-13A, Class B1L, 3.89%, 1/26/26 (a)(b)		1,050	1,019,834
Apidos CLO XVI, Series 2013-16A, Class C, 3.42%, 1/19/25 (a)(b)		250	239,410
Apidos CLO XX, Series 2015-20A, Class C, 3.87%, 1/16/27 (a)(b)		500	488,867
Atrium XI, Series 11A, Class D, 4.19%, 10/23/25 (a)(b)		1,000	987,500
Babson CLO Ltd., Series 2014-IIA, Class D, 3.77%, 10/17/26 (a)(b)		500	485,810
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 3A, 0.33%, 11/25/36 (a)		210	179,007
Bear Stearns Asset Backed Securities Trust, Series 2004-HE3, Class M2, 1.91%, 4/25/34 (a)		158	144,311
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.79%, 7/15/24 (a)(b)		500	480,816
Carlyle Global Market Strategies CLO Ltd., Series 2014-3A, Class D1, 5.40%, 7/27/26 (a)(b)		640	587,278
Carrington Mortgage Loan Trust:
Series 2006-NC3, Class A4, 0.43%, 8/25/36 (a)		300	188,196
Series 2006-NC5, Class A3, 0.34%, 1/25/37 (a)		240	147,541
Cedar Funding III CLO Ltd., Series 2014-3A, Class E, 5.06%, 5/20/26 (a)(b)		500	443,294
CIFC Funding Ltd.:
Series 2014-1A, Class D, 3.54%, 4/18/25 (a)(b)		250	235,183
Series 2014-4A, Class D, 3.69%, 10/17/26 (a)(b)		1,000	947,060
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, 0.34%, 10/15/36 (a)		393	331,261
Dryden 33 Senior Loan Fund, Series 2014-33A, Class D, 3.94%, 7/15/26 (a)(b)		750	733,367
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 3.79%, 10/29/26 (a)(b)		750	726,738
Great Wolf Trust, Series 2015-WOLF, Class D, 3.69%, 5/15/34 (a)(b)		500	500,121
Highbridge Loan Management Ltd.:
Series 6A-2015, Class D, 1.27%, 5/05/27 (a)(b)		500	485,000

Asset-Backed Securities		Par (000)	Value
Series 6A-2015, Class E1, 5.72%, 5/05/27 (a)(b)	USD	500	$465,000
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A4, 0.49%, 3/25/36 (a)		220	141,966
Invitation Homes Trust, Series 2015-SFR3, Class E, 3.93%, 8/17/32 (a)(b)		500	492,137
JPMorgan Mortgage Acquisition Trust, Series 2006-NC1, Class A5, 0.46%, 4/25/36 (a)		170	146,944
Long Beach Mortgage Loan Trust:
Series 2006-3, Class 2A3, 0.37%, 5/25/46 (a)		353	151,751
Series 2006-3, Class 2A4, 0.46%, 5/25/46 (a)		322	140,632
Series 2006-4, Class 1A, 0.34%, 5/25/36 (a)		702	402,900
Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class ER, 6.55%, 7/25/23 (a)(b)		250	250,609
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class C, 4.03%, 11/14/25 (a)(b)		250	243,173
Oakwood Mortgage Investors, Inc., Series 1998-D, Class M1, 7.42%, 1/15/29 (b)		446	445,379
Octagon Investment Partners XXII Ltd, Series 2014-1A, Class E1, 5.42%, 11/22/25 (a)(b)		250	229,200
OZLM VII Ltd., Series 2014-7A, Class D, 5.29%, 7/17/26 (a)(b)		500	457,501
OZLM XII Ltd., Series 2015-12A, Class C, 3.98%, 4/30/27 (a)(b)		500	480,270
Progress Residential Trust, Series 2014-SFR1, Class E, 4.34%, 10/17/31 (a)(b)		500	504,839
RASC Trust, Series 2002-KS4, Class AIIA, 0.69%, 7/25/32 (a)		681	593,755
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.19%, 7/15/25 (a)(b)		500	491,709
Sound Point CLO VII Ltd., Series 2014-3A, Class D, 3.89%, 1/23/27 (a)(b)		500	479,243
Soundview Home Loan Trust, Series 2007-NS1, Class A4, 0.49%, 1/25/37 (a)		200	131,671
Voya CLO Ltd.:
Series 2012-2AR, Class ER, 6.29%, 10/15/22 (a)(b)		500	499,987
Series 2014-4A, Class C, 4.17%, 10/14/26 (a)(b)		250	249,215
Series 2014-4A, Class D, 5.67%, 10/14/26 (a)(b)		1,000	939,958
Series 2015-1A, Class D, 5.88%, 4/18/27 (a)(b)		1,000	956,000

Portfolio Abbreviations

ADR	American Depositary Receipts	GBP	British Pound	PLN	Polish Zloty
AKA	Also Known As	GDR	Global Depositary Receipts	REIT	Real Estate Investment Trust
CAD	Canadian Dollar	LIBOR	London Interbank Offered Rate	S&P	Standard & Poor’s
CLO	Collateralized Loan Obligation	LP	Limited Partnership	SGD	Singapore Dollar
CNH	Chinese Yuan Offshore	MLP	Master Limited Partnership	SPDR	Standard & Poor’s Depositary Receipts
DKK	Danish Krone	MXN	Mexican Peso	USD	U.S. Dollar
ETF	Exchange Traded Fund	NVDR	Non-Voting Depository Receipts	WIBOR	Warsaw Interbank Offered Rate
EUR	Euro	OTC	Over-the-counter	ZAR	South African Rand
FKA	Formerly Known As	PIK	Payment-in-kind

See Notes to Financial Statements.

10	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Voya Ltd., Series 2012-4A, Class C, 4.79%, 10/15/23 (a)(b)	USD	250	$250,643
Total Asset-Backed Securities — 13.0%			21,098,659

Common Stocks		Shares
Oil, Gas & Consumable Fuels — 5.0%
Antero Midstream Partners LP		3,470	92,580
Columbia Pipeline Partners LP		13,260	310,814
Delek Logistics Partners LP		6,730	285,554
Dominion Midstream Partners LP		12,900	453,048
Enable Midstream Partners LP		2,750	44,990
Energy Transfer Equity LP		5,240	157,619
Energy Transfer Partners LP		4,500	230,400
Enterprise Products Partners LP		29,700	841,401
EQT Midstream Partners LP		3,440	271,003
Genesis Energy LP		7,620	338,252
Kinder Morgan, Inc.		7,030	243,519
Magellan Midstream Partners LP		9,720	684,288
MarkWest Energy Partners LP		11,290	738,818
MPLX LP		4,850	270,097
ONEOK Partners LP		3,990	129,236
ONEOK, Inc.		1,630	61,598
PBF Logistics LP		1,970	45,113
Phillips 66 Partners LP		2,020	125,866
Plains All American Pipeline LP		9,290	387,857
Rose Rock Midstream LP		1,480	58,978
Shell Midstream Partners LP		18,170	771,498
Sunoco Logistics Partners LP		10,900	407,878
Targa Resources Corp.		730	64,569
Targa Resources Partners LP		4,160	155,750
Tesoro Logistics LP		4,321	226,577
Valero Energy Partners LP		2,970	139,501
The Williams Cos., Inc.		750	39,360
Williams Partners LP		10,930	504,201

			8,080,365
Real Estate Investment Trusts (REITs) — 6.2%
Assura PLC		531,996	452,780
CapitaRetail China Trust		165,800	192,106
Charter Hall Retail REIT		189,072	594,759
Community Healthcare Trust, Inc. (c)		10,407	196,380
Empiric Student Property PLC		122,665	206,884
EPR Properties		14,406	822,871
Eurocommercial Properties NV		13,260	572,125
Federation Centres		232,895	509,707
Gramercy Property Trust, Inc.		7,447	182,154
Japan Rental Housing Investments, Inc.		676	447,783
Japan Senior Living Investment Corp. (c)		162	235,285
Liberty Property Trust		14,023	477,203
The Link REIT		52,000	305,712
National Health Investors, Inc.		7,426	484,547
National Storage REIT		307,985	376,587
Parkway Life Real Estate Investment Trust (d)		127,900	226,553
Prologis, Inc.		13,334	541,494
Ramco-Gershenson Properties Trust		27,899	472,609
Retail Properties of America, Inc., Class A		21,861	318,296
SPH REIT		253,900	188,780
STAG Industrial, Inc.		23,717	465,802
Tritax Big Box REIT PLC		152,522	281,119
UDR, Inc.		21,007	710,247
Vastned Retail NV		8,060	366,361
Wereldhave NV		6,590	389,737

			10,017,881

Common Stocks		Shares	Value
Real Estate Management & Development — 1.4%
Atrium Ljungberg AB, B Shares		31,067	$428,908
Croesus Retail Trust		461,500	309,494
First Capital Realty, Inc.		24,742	350,173
LEG Immobilien AG		7,371	536,407
Picton Property Income Ltd.		232,325	268,479
Sponda OYJ		111,904	444,893

			2,338,354
Total Common Stocks — 12.6%			20,436,600

Corporate Bonds		Par (000)
Airlines — 0.3%
SriLankan Airlines Ltd., 5.30%, 6/27/19	USD	400	392,720
Banks — 2.1%
Barclays Bank PLC, 7.63%, 11/21/22		200	230,625
Barclays PLC, 4.38%, 9/11/24		275	268,498
Chong Hing Bank Ltd., 6.50% (a)(e)		200	206,018
Commerzbank AG, 8.13%, 9/19/23 (b)		575	670,772
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 5.25%, 8/04/45		250	254,558
Development Bank of Mongolia LLC, 5.75%, 3/21/17		250	240,000
ICICI Bank Ltd., 7.25% (a)(e)		400	412,000
Popular, Inc., 7.00%, 7/01/19		495	475,200
Société Générale SA, 4.25%, 4/14/25 (b)		200	190,787
State Bank of India, 7.14% (a)(e)		100	104,831
SunTrust Banks, Inc., 5.63% (a)(e)		375	376,875

			3,430,164
Capital Markets — 0.6%
Credit Suisse AG, 6.50%, 8/08/23 (b)		200	221,000
Huarong Finance II Co. Ltd., 5.50%, 1/16/25		500	521,634
Zhongrong International Bonds 2015 Ltd., 6.00%, 6/15/18		200	198,370

			941,004
Construction & Engineering — 0.3%
Pratama Agung Pte Ltd., 6.25%, 2/24/20		450	438,860
Diversified Financial Services — 0.7%
Royal Bank of Scotland Group PLC:
6.00%, 12/19/23		450	482,351
5.13%, 5/28/24		550	555,767

			1,038,118
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 4.75%, 5/15/46		375	345,871
Verizon Communications, Inc., 4.52%, 9/15/48 (b)		375	333,241

			679,112
Hotels, Restaurants & Leisure — 0.3%
Starwood Schulte, 0.19%, 6/30/17		500	500,000
Insurance — 0.3%
Genworth Holdings, Inc., 4.80%, 2/15/24		300	261,563

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	11

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Insurance (concluded) —
Prudential Financial, Inc., 5.38%, 5/15/45 (a)	USD	32	$31,600
QBE Insurance Group Ltd., 6.75%, 12/02/44 (a)		200	211,990

			505,153
Internet & Catalog Retail — 0.2%
QVC, Inc., 4.85%, 4/01/24		375	375,615
Media — 0.2%
CCO Safari II LLC:
4.91%, 7/23/25 (b)		185	185,410
6.38%, 10/23/35 (b)		100	102,228
6.83%, 10/23/55 (b)		75	77,128

			364,766
Metals & Mining — 0.4%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43		325	335,217
Vedanta Resources PLC, 6.00%, 1/31/19		300	279,168

			614,385
Oil, Gas & Consumable Fuels — 1.3%
Energy Transfer Partners LP, 5.15%, 3/15/45		375	328,698
Enterprise Products Operating LLC, 4.90%, 5/15/46		350	328,815
Greenko Dutch BV, 8.00%, 8/01/19		400	376,000
Kinder Morgan, Inc., 5.05%, 2/15/46		375	318,423
Noble Group Ltd., 6.00%, 1/29/20		200	138,000
Reliance Holding USA, Inc., 5.40%, 2/14/22		500	543,937

			2,033,873
Real Estate Management & Development — 2.6%
Central Plaza Development Ltd., 7.13% (a)(e)		300	310,800
China Aoyuan Property Group Ltd., 10.88%, 5/26/18		200	199,950
Country Garden Holdings Co. Ltd.:
7.50%, 3/09/20		400	416,112
7.25%, 4/04/21		400	407,520
KWG Property Holding Ltd., 8.98%, 1/14/19		300	305,959
Lodha Developers International Ltd., 12.00%, 3/13/20		400	404,000
Logan Property Holdings Co. Ltd., 11.25%, 6/04/19		200	209,750
Pakuwon Prima Pte. Ltd., 7.13%, 7/02/19		250	251,251
Theta Capital Pte. Ltd., 7.00%, 4/11/22		200	201,130
Trillion Chance Ltd., 8.50%, 1/10/19		400	391,420
Vingroup JSC, 11.63%, 5/07/18		300	322,525
Wanda Properties Overseas Ltd., 4.88%, 11/21/18		400	413,435
Yuzhou Properties Co. Ltd.:
8.75%, 10/04/18		200	203,000
9.00%, 12/08/19		200	200,500

			4,237,352
Semiconductors & Semiconductor Equipment — 0.2%
Global A&T Electronics Ltd., 10.00%, 2/01/19		400	358,008
Software — 0.1%
Rolta LLC, 10.75%, 5/16/18		250	216,984
Specialty Retail — 0.1%
Pacific Emerald Pte. Ltd., 9.75%, 7/25/18		200	208,760
Tobacco — 0.3%
Philip Morris International, Inc., 4.25%, 11/10/44		375	360,006

Corporate Bonds		Par (000)	Value
Tobacco (concluded)
Reynolds American, Inc., 5.85%, 8/15/45	USD	125	$134,408

			494,414
Total Corporate Bonds — 10.4%			16,829,288

Foreign Government Obligations
Indonesia — 0.2%
Republic of Indonesia, 5.13%, 1/15/45		400	385,000
Mongolia — 0.3%
Mongolian People’s Republic, 5.13%, 12/05/22		200	172,000
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		250	256,500

			428,500
Sri Lanka — 0.1%
Republic of Sri Lanka, 6.25%, 10/04/20		200	206,000
Total Foreign Government Obligations — 0.6%			1,019,500

Investment Companies		Shares
AllianceBernstein Global High Income Fund, Inc.		90,903	1,059,929
BlackRock Floating Rate Income Portfolio, Institutional Class (f)		412,515	4,240,649
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.		42,620	1,005,406
Eaton Vance Limited Duration Income Fund		77,083	1,044,475
Eaton Vance Senior Income Trust		144,029	897,301
First Trust High Income Long/Short Fund		61,309	925,766
Invesco Senior Income Trust		84,865	375,952
iShares 10+ Year Credit Bond ETF (f)		38,600	2,239,572
iShares iBoxx $ High Yield Corporate Bond ETF (f)		68,020	5,983,719
MFS Charter Income Trust		107,703	906,859
MFS Multimarket Income Trust		126,569	755,617
Nuveen Floating Rate Income Fund		100,710	1,074,576
Nuveen Floating Rate Income Opportunity Fund		67,301	728,197
Nuveen Mortgage Opportunity Term Fund		40,072	905,226
Nuveen Preferred Income Opportunities Fund		60,025	551,630
Nuveen Senior Income Fund		146,497	928,791
SPDR Barclays High Yield Bond ETF (d)		33,077	1,255,934
SPDR Barclays Long Term Corporate Bond ETF		36,266	1,418,368
Voya Prime Rate Trust		157,734	850,186
Wells Fargo Advantage Income Opportunities Fund		135,920	1,102,311
Wells Fargo Advantage Multi-Sector Income Fund		71,089	882,214
Total Investment Companies — 17.9%			29,132,678

See Notes to Financial Statements.

12	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 3.2%
Alternative Loan Trust:
Series 2005-16, Class A1, 1.81%, 6/25/35 (a)	USD	161	$144,084
Series 2005-72, Class A3, 0.49%, 1/25/36 (a)		233	188,455
Series 2006-OA14, Class 1A1, 1.90%, 11/25/46 (a)		205	172,868
Series 2006-OA6, Class 1A2, 0.40%, 7/25/46 (a)		224	194,363
Series 2006-OA8, Class 1A1, 0.38%, 7/25/46 (a)		495	406,173
Series 2007-OA3, Class 1A1, 0.33%, 4/25/47 (a)		517	431,894
Credit Suisse Mortgage Trust, Series 2014-TIKI, Class F, 4.01%, 9/15/38 (a)(b)		150	148,693
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2006-OA1, Class A1, 0.39%, 2/25/47 (a)		458	368,672
Series 2007-OA2, Class A1, 0.94%, 4/25/47 (a)		193	165,484
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-DN1, Class M3, 4.34%, 1/25/25 (a)		400	404,237
Series 2015-DNA1, Class M3, 3.49%, 10/25/27 (a)		550	532,880
Series 2015-DNA2, Class M3, 4.09%, 12/25/27 (a)		500	496,723
LSTAR Securities Investment Trust, Series 2014-2, Class A, 2.18%, 12/01/21 (a)(b)		455	450,100
Reperforming Loan REMIC Trust, Series 2005-R2, Class 1AF1, 0.53%, 6/25/35 (a)(b)		171	149,891
Structured Asset Mortgage Investments II Trust:
Series 2005-AR8, Class A1A, 0.47%, 2/25/36 (a)		219	177,032
Series 2006-AR1, Class 2A1, 0.42%, 2/25/36 (a)		245	209,925
Series 2006-AR3, Class 11A1, 0.40%, 4/25/36 (a)		304	218,215
Series 2006-AR6, Class 1A3, 0.38%, 7/25/46 (a)		243	165,730
Series 2006-AR6, Class 2A1, 0.38%, 7/25/46 (a)		187	147,679

			5,173,098
Commercial Mortgage-Backed Securities — 3.1%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class AJ, 5.57%, 6/10/49 (a)		150	155,733
BXHTL Mortgage Trust:
Series 2015-JWRZ, Class DR3, 4.08%, 5/15/29 (a)(b)		500	485,000
Series 2015-JWRZ, Class GL3, 3.76%, 5/15/29 (a)(b)		500	475,742
Carefree Portfolio Trust, Series 2014-CARE, Class D, 3.44%, 11/15/19 (a)(b)		150	150,648
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.44%, 12/15/27 (a)(b)		150	150,386
Commercial Mortgage Trust:
Series 2014-CR15, Class XA, 1.34%, 2/10/47 (a)		2,076	132,595
Series 2014-FL5, Class D, 4.19%, 10/15/31 (a)(b)		150	139,032
Core Industrial Trust, Series 2015-CALW, Class G, 3.85%, 2/10/34 (a)(b)		150	139,605

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class FFX, 3.38%, 12/15/19 (a)(b)	USD	500	$462,117
Series 2015-NRF, Class GFX, 3.38%, 12/15/19 (a)(b)		150	134,861
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(b)		150	151,822
Impac CMB Trust, Series 2005-6, Class 1A1, 0.69%, 10/25/35 (a)		627	516,909
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP8, Class D, 5.62%, 5/15/45 (a)		150	150,160
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (a)		150	155,156
Series 2015-CSMO, Class E, 4.14%, 1/15/32 (a)(b)		650	651,958
LCCM Mortgage Trust, Series 2014-909, Class E, 3.90%, 5/15/31 (a)(b)		150	145,456
Morgan Stanley Capital I Trust, Series 2015-MS1, Class D, 4.16%, 5/15/48 (a)(b)		500	419,690
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 5.95%, 2/15/51 (a)		500	516,969

			5,133,839
Total Non-Agency Mortgage-Backed Securities — 6.3%			10,306,937

Preferred Securities
Capital Trusts
Banks — 4.6%
Bank of America Corp.:
6.10% (a)(e)		755	751,603
6.25% (a)(e)		375	375,349
6.50% (a)(e)		230	237,475
Barclays PLC, 6.63% (a)(e)		650	643,924
Citigroup, Inc.:
5.88% (a)(e)		200	201,250
5.95% (a)(e)		900	877,500
6.30% (a)(e)		375	367,500
Citizens Financial Group, Inc., 5.50% (a)(b)(e)		75	73,601
Credit Agricole SA:
6.63% (a)(b)(e)		200	199,250
7.88% (a)(b)(e)		275	285,318
Deutsche Bank AG, 7.50% (a)(e)		600	603,000
Industrial & Commercial Bank of China Ltd., 6.00% (a)(e)		200	208,476
JPMorgan Chase & Co.:
5.30% (a)(e)		650	647,660
7.90% (a)(e)		525	553,875
JPMorgan Chase Capital XXIII, 1.27%, 5/15/47 (a)		20	15,790
Lloyds Banking Group PLC, 7.50% (a)(e)		600	625,500
National Bank of Abu Dhabi PJSC, 5.25% (a)(e)		400	406,500
Société Générale SA, 7.88% (a)(b)(e)		350	355,425
Wells Fargo & Co., 5.88% (a)(e)		95	97,256

			7,526,252

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	13

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio
(Percentages shown are based on Net Assets)

Preferred Securities		Par (000)	Value
Capital Trusts (concluded)
Capital Markets — 2.1%
The Bank of New York Mellon Corp.:
4.50% (a)(e)	USD	375	$346,875
4.95% (a)(e)		825	820,875
Credit Suisse Group AG:
6.25% (a)(b)(e)		300	292,125
7.50% (a)(b)(e)		300	319,500
The Goldman Sachs Group, Inc., 5.38% (a)		865	859,810
Morgan Stanley:
5.45% (a)(e)		450	447,300
5.55% (a)(e)		90	89,550
State Street Corp., 5.25% (a)(e)		280	282,856

			3,458,891
Consumer Finance — 0.9%
American Express Co., 5.20% (a)(e)		450	450,000
Capital One Financial Corp., 5.55% (a)(e)		925	926,110

			1,376,110
Diversified Financial Services — 0.3%
ING Groep NV, 6.50% (a)(e)		200	196,250
Voya Financial, Inc., 5.65%, 5/15/53 (a)		250	255,400

			451,650
Electric Utilities — 0.2%
Electricite de France SA, 5.25% (a)(b)(e)		275	281,875
Insurance — 1.9%
The Allstate Corp., 6.50%, 5/15/57 (a)		125	140,313
AXA SA, 6.38% (a)(b)(e)		150	159,375
Liberty Mutual Group, Inc.:
7.00%, 3/15/37 (a)(b)		125	128,125
7.80%, 3/07/87 (b)		430	509,550
MetLife Capital Trust IV, 7.88%, 12/15/37 (b)		275	343,750
Nationwide Financial Services, Inc., 6.75%, 5/15/37		175	183,575
Principal Financial Group, Inc., 4.70%, 5/15/55 (a)		425	420,750
Prudential Financial, Inc., 5.63%, 6/15/43 (a)		375	389,456
Reinsurance Group of America, Inc., 6.75%, 12/15/65 (a)		575	531,875
XLIT Ltd., 6.50% (a)(e)		285	241,537

			3,048,306
Oil, Gas & Consumable Fuels — 0.3%
The Williams Cos., Inc., 4.55%, 6/24/24		575	544,224
Total Capital Trusts — 10.3%			16,687,308
Preferred Stocks		Shares
Banks — 0.1%
BB&T Corp., 0.04% (e)		6,000	152,820
Wells Fargo & Co., 5.85% (a)(e)		4,100	105,575

			258,395
Capital Markets — 0.1%
The Goldman Sachs Group, Inc., 6.38% (e)		6,000	159,480
Electric Utilities — 0.2%
Entergy Texas, Inc., 5.63% (e)		5,200	133,224
SCE Trust III, 5.75% (e)		6,000	167,340

			300,564
Insurance — 0.1%
The Allstate Corp., 5.10%, 1/15/53		6,000	156,000
Multi-Utilities — 0.1%
DTE Energy Co., 5.25%, 12/01/62		4,000	96,600

Preferred Securities		Shares	Value
Preferred Stocks (concluded)
Real Estate Investment Trusts (REITs) — 0.1%
Public Storage, 5.20% (e)		6,000	$144,120
Total Preferred Stocks — 0.7%			1,115,159
Total Preferred Securities — 11.0%			17,802,467
Total Long-Term Investments (Cost — $119,254,575) — 71.8%			116,626,129

Short-Term Securities		Par (000)
Equity-Linked Notes
Aerospace & Defense — 1.2%
Credit Suisse AG (Honeywell International, Inc.), 9.65%, 9/17/15	USD	5	498,097
Merrill Lynch International & Co. (Raytheon Co.), 9.39%, 10/20/15		2	182,917
Merrill Lynch International & Co. (The Boeing Co.):
11.32%, 9/11/15		2	247,348
10.77%, 9/15/15		2	247,544
Nomura International Funding Pte Ltd. (Raytheon Co.):
9.03%, 10/16/15		2	256,983
8.58%, 10/20/15		1	74,205
Royal Bank of Canada (Lockheed Martin Corp.):
12.53%, 9/10/15		1	201,589
12.37%, 9/11/15		1	201,594

			1,910,277
Air Freight & Logistics — 0.3%
Deutsche Bank AG (Deutsche Post AG):
22.21%, 8/05/15		8	246,024
22.85%, 8/06/15		8	246,392

			492,416
Airlines — 0.8%
Deutsche Bank AG (Delta Air Lines, Inc.), 15.54%, 9/17/15		12	516,907
Merrill Lynch International & Co. (American Airlines Group, Inc.), 25.52%, 10/19/15		9	351,071
Merrill Lynch International & Co. (Southwest Airlines Co.), 19.20%, 10/15/15		10	355,934

			1,223,912
Auto Components — 0.2%
UBS AG (Autoliv, Inc.), 11.62%, 10/05/15		4	391,015
Automobiles — 1.1%
Barclays Bank PLC (Ford Motor Co.), 11.15%, 10/27/15		34	507,629
Credit Suisse AG (Fiat Chrysler Automobiles NV), 20.90%, 9/28/15		30	463,955
Merrill Lynch International & Co. (General Motors Co.), 16.20%, 10/19/15		11	353,599
Nomura International Funding Pte Ltd. (Harley Davidson, Inc.), 12.53%, 10/06/15		8	496,626

			1,821,809
Banks — 1.3%
Credit Suisse AG (Wells Fargo & Co.), 5.59%, 10/02/15		10	594,711
Merrill Lynch International & Co. (Deutsche Bank AG), 11.00%, 10/27/15		7	251,042
Merrill Lynch International & Co. (Nordea Bank AB), 8.00%, 10/05/15		31	394,480

See Notes to Financial Statements.

14	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities		Par (000)	Value
Nomura International Funding Pte Ltd. (The Blackstone Group LP):
13.07%, 10/12/15	USD	6	$238,306
12.99%, 10/13/15		6	238,264
Royal Bank of Canada (Comerica, Inc.), 12.29%, 10/14/15		8	395,286

			2,112,089
Beverages — 1.1%
Credit Suisse AG (Heineken NV):
9.38%, 8/03/15		2	164,340
9.41%, 8/04/15		2	164,797
Credit Suisse AG (SABMiller PLC), 22.70%, 9/04/15		6	316,026
Deutsche Bank AG (PepsiCo, Inc.), 10.43%, 9/15/15		3	302,406
Deutsche Bank AG (SABMiller PLC), 19.72%, 9/08/15		6	318,543
Merrill Lynch International & Co. (Heineken NV), 10.80%, 10/28/15		6	500,911

			1,767,023
Building Products — 0.7%
HSBC Bank PLC (Assa Abloy AB), 10.31%, 10/06/15		10	202,339
Merrill Lynch International & Co. (Assa Abloy AB), 10.00%, 10/05/15		10	200,759
Merrill Lynch International & Co. (Owens Corning), 15.68%, 9/11/15		11	508,108
Merrill Lynch International & Co. (USG Corp.), 13.91%, 10/16/15		9	261,916

			1,173,122
Capital Markets — 0.9%
Credit Suisse AG (Morgan Stanley), 10.50%, 9/10/15		12	487,219
Merrill Lynch International & Co. (The Goldman Sachs Group, Inc.), 8.85%, 10/13/15		2	491,928
Nomura International Funding Pte Ltd. (The Charles Schwab Corp.), 11.74%, 10/13/15		15	510,421

			1,489,568
Chemicals — 1.0%
Deutsche Bank AG (LyondellBasell Industries NV), 15.91%, 10/22/15		5	481,782
Deutsche Bank AG (Monsanto Co.), 11.24%, 9/21/15		3	291,076
Merrill Lynch International & Co. (Akzo Nobel NV), 10.00%, 10/05/15		5	375,882
Wells Fargo & Co. (Celanese Corp.), 13.80%, 9/10/15		6	400,168

			1,548,908
Communications Equipment — 0.2%
Merrill Lynch International & Co. (Cisco Systems, Inc.), 9.12%, 8/11/15		12	339,717
Diversified Financial Services — 0.3%
Merrill Lynch International & Co. (Citigroup, Inc.), 8.54%, 10/09/15		9	500,197
Diversified Telecommunication Services — 0.3%
Deutsche Bank AG (Deutsche Telekom AG), 23.80%, 8/06/15		25	464,439
Electric Utilities — 0.3%
Deutsche Bank AG (Enel SpA), 11.40%, 9/28/15		95	444,736
Food & Staples Retailing — 1.0%
Credit Suisse AG (Koninklijke Ahold NV), 15.67%, 8/19/15		21	411,235
Credit Suisse AG (Metro AG), 18.29%, 8/05/15		2	65,339

Short-Term Securities		Par (000)	Value
Food & Staples Retailing (concluded)
Deutsche Bank AG (The Kroger Co.), 9.16%, 9/14/15	USD	4	$316,325
Deutsche Bank AG (Walgreens Boots Alliance, Inc.), 13.98%, 10/06/15		3	313,589
Wells Fargo & Co. (Wal-Mart Stores, Inc.), 8.58%, 8/17/15		8	541,848

			1,648,336
Food Products — 0.6%
Credit Suisse AG (Danone), 9.23%, 9/28/15		7	500,529
Wells Fargo & Co. (Archer-Daniels-Midland Co.), 9.21%, 8/04/15		9	411,355

			911,884
Health Care Equipment & Supplies — 0.7%
Nomura International Funding Pte Ltd. (Abbott Laboratories), 10.24%, 10/19/15		10	499,197
Wells Fargo & Co. (Medtronic PLC), 7.10%, 8/12/15		8	666,279

			1,165,476
Health Care Providers & Services — 0.3%
Merrill Lynch International & Co. (Quest Diagnostics, Inc.):
11.94%, 10/16/15		1	83,220
11.62%, 10/20/15		1	83,208
11.61%, 10/21/15		1	83,183
Nomura International Funding Pte Ltd. (CIGNA Corp.), 10.69%, 10/19/15		1	152,231

			401,842
Hotels, Restaurants & Leisure — 3.0%
Credit Suisse AG (Accor SA):
14.62%, 8/26/15		1	62,922
14.56%, 8/27/15		1	62,947
Credit Suisse AG (Jack in the Box, Inc.):
13.30%, 8/19/15		3	290,085
13.16%, 8/21/15		3	289,998
JP Morgan Structured Products BV (Accor SA):
15.04%, 8/21/15		1	63,039
14.78%, 8/24/15		1	63,150
Nomura International Funding Pte Ltd. (Hilton Worldwide Holdings, Inc.):
12.18%, 10/26/15		9	252,015
12.22%, 10/27/15		9	252,015
Royal Bank of Canada (Darden Restaurants, Inc.), 14.48%, 9/03/15		8	565,178
Royal Bank of Canada (MGM Resorts International), 20.41%, 8/05/15		25	485,278
Société Générale SA (Accor SA), 5.15%, 8/25/15		1	65,072
Société Générale SA (Carnival Corp.):
9.78%, 9/04/15		7	339,658
9.27%, 9/07/15		7	339,753
Société Générale SA (Domino’s Pizza, Inc.), 12.48%, 9/17/15		4	406,326
Société Générale SA (MGM Resorts International):
21.53%, 8/05/15		17	329,957
21.28%, 8/06/15		17	329,555
Wells Fargo & Co. (Hilton Worldwide Holdings, Inc. (HLT)), 14.14%, 8/03/15		23	687,230

			4,884,178
Household Durables — 1.5%
Canadian Imperial Bank of Commerce (Whirlpool Corp.):
14.00%, 10/06/15		1	252,844

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	15

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities		Par (000)	Value
Household Durables (concluded)
14.20%, 10/07/15	USD	1	$252,767
Deutsche Bank AG (Lennar Corp.):
10.19%, 8/31/15		6	300,208
10.65%, 9/01/15		6	300,318
HSBC Bank PLC (Electrolux AB), 13.98%, 10/05/15		14	394,749
Nomura International Funding Pte Ltd. (GoPro, Inc.), 39.71%, 9/11/15		8	511,122
Nomura International Funding Pte Ltd. (Mohawk Industries, Inc.):
13.06%, 10/16/15		1	202,766
12.70%, 10/20/15		1	202,774

			2,417,548
Industrial Conglomerates — 0.5%
Credit Suisse AG (Siemens AG), 10.77%, 8/04/15		4	464,624
HSBC Bank PLC (Siemens AG), 14.13%, 9/25/15		5	421,584

			886,208
Insurance — 0.7%
HSBC Bank PLC (Aegon NV):
16.12%, 8/13/15		21	165,555
16.51%, 8/14/15		21	164,622
16.07%, 8/17/15		21	164,749
Nomura International Funding Pte Ltd. (Prudential Financial, Inc.), 12.69%, 10/20/15		2	133,932
Wells Fargo & Co. (American International Group, Inc.), 6.31%, 8/04/15		9	572,038

			1,200,896
Leisure Products — 0.2%
Royal Bank of Canada (Hasbro, Inc.), 12.94%, 9/10/15		5	393,387
Machinery — 0.2%
HSBC Bank PLC (Volvo AB, B Shares), 12.46%, 10/05/15		33	392,285
Media — 0.6%
Merrill Lynch International & Co. (Publicis Groupe SA):
13.50%, 9/28/15		3	249,418
13.40%, 9/29/15		3	249,443
Nomura International Funding Pte Ltd. (Time Warner Cable, Inc.), 13.01%, 10/02/15		3	499,084

			997,945
Multi-Utilities — 0.3%
Credit Suisse AG (Sempra Energy), 9.62%, 8/07/15		5	533,084
Pharmaceuticals — 0.3%
Société Générale SA (GlaxoSmithKline PLC), 16.24%, 8/21/15		13	560,904
Real Estate Investment Trusts (REITs) — 0.2%
Deutsche Bank AG (General Growth Properties, Inc.):
25.76%, 8/05/15		6	154,039
25.25%, 8/06/15		6	153,795

			307,834

Short-Term Securities		Par (000)	Value
Road & Rail — 0.9%
HSBC Bank PLC (CSX Corp.), 13.12%, 9/17/15	USD	15	$477,728
Merrill Lynch International & Co. (J.B. Hunt Transport Services, Inc.), 9.74%, 9/17/15		3	251,832
Merrill Lynch International & Co. (Kansas City Southern), 11.92%, 9/17/15		1	128,397
Nomura International Funding Pte Ltd. (J.B. Hunt Transport Services, Inc.), 9.69%, 9/18/15		2	200,865
Royal Bank of Canada (Kansas City Southern):
11.95%, 9/17/15		1	124,976
11.89%, 9/18/15		2	203,126

			1,386,924
Software — 0.9%
Deutsche Bank AG (Adobe Systems, Inc.), 13.52%, 9/18/15		4	302,383
Deutsche Bank AG (Salesforce.com, Inc.), 20.05%, 8/19/15		7	535,442
Wells Fargo & Co. (Activision Blizzard, Inc.), 9.14%, 8/05/15		26	662,481

			1,500,306
Specialty Retail — 1.0%
Royal Bank of Canada (AutoZone, Inc.), 6.08%, 9/03/15		1	574,757
UBS AG (Lowe’s Cos., Inc.), 9.91%, 8/14/15		8	558,138
UBS AG (The Home Depot, Inc.), 9.35%, 8/13/15		4	517,130

			1,650,025
Technology Hardware, Storage & Peripherals — 0.4%
HSBC Bank PLC (Apple, Inc.), 13.07%, 10/02/15		5	580,682
Textiles, Apparel & Luxury Goods — 0.6%
Credit Suisse AG (Industria de Diseno Textil SA):
18.52%, 9/16/15		5	156,308
16.71%, 9/17/15		5	162,989
Royal Bank of Canada (NIKE, Inc., Class B), 12.65%, 8/04/15		5	567,105

			886,402
Tobacco — 0.6%
Credit Suisse AG (Altria Group, Inc.), 12.80%, 9/22/15		9	502,164
Nomura International Funding Pte Ltd. (Philip Morris International, Inc.), 8.65%, 10/13/15		6	502,766

			1,004,930
Trading Companies & Distributors — 0.4%
The Goldman Sachs Group, Inc. (HD Supply Holdings, Inc.), 11.75%, 8/19/15-8/21/15		16	568,984
Wireless Telecommunication Services — 0.3%
Deutsche Bank AG (Vodafone Group PLC):
15.35%, 9/28/15		67	250,966
15.28%, 9/29/15		67	251,011

			501,977
Total Equity-Linked Notes — 24.9%			40,461,265

See Notes to Financial Statements.

16	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Short-Term Securities		Shares	Value
Money Market Funds — 7.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (f)(g)		10,065,056	$10,065,056

		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (f)(g)(h)	USD	1,457	1,456,614
Total Money Market Funds — 7.1%			11,521,670
Total Short-Term Securities (Cost — $51,947,595) — 32.0%			$51,982,935

Options Purchased	Value
(Cost — $252,251) — 0.0%	$74,330

Total Investments (Cost — $171,454,421) — 103.8%	$168,683,394
Liabilities in Excess of Other Assets — (3.8)%	(6,163,157)

Net Assets — 100.0%	$162,520,237

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Security, or a portion of security, is on loan.

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	During the period ended July 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Purchased	Shares Sold	Shares/ Beneficial Interest Held at July 31, 2015	Value at July 31, 2015	Income	Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	10,065,056[1]	—	10,065,056	$10,065,056	$61,000	—
BlackRock Liquidity Series, LLC, Money Market Series	$1,456,614[1]	—	$1,456,614	$1,456,614	$5,129[2]	—
BlackRock Floating Rate Income Portfolio, Institutional Class	412,515	—	412,515	$4,240,649	—	—
iShares 10+ Year Credit Bond ETF	38,600	—	38,600	$2,239,572	$8,163	—
iShares Emerging Markets Dividend ETF	33,882	33,882	—	—	$1,780	$(74,218)
iShares iBoxx $ High Yield Corporate Bond ETF	100,199	32,179	68,020	$5,983,719	$49,322	$(48,794)

[1]	Represents net shares/beneficial interest purchased.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of July 31, 2015

      Financial Futures Contracts

Contracts Long (Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
18	Australian Government Bonds (10 Year)	Sydney	September 2015	USD	12,484,989	$ 34,893
20	E-Mini MSCI Emerging Markets Index Futures	InterContinental Exchange	September 2015	USD	900,000	(55,700)
173	E-Mini S&P 500 Futures	Chicago Mercantile	September 2015	USD	18,151,160	7,620
(6)	Euro Currency Futures	Chicago Mercantile	September 2015	USD	822,825	12,091
352	Euro STOXX 50 Index	Eurex	September 2015	USD	13,909,285	447,713
11	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	September 2015	USD	1,715,313	16,271

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	17

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Contracts Long (Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
22	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2015	USD	2,803,625	39,593
5	U.S. Ultra Treasury Bonds	Chicago Board of Trade	September 2015	USD	797,656	2,306
Total						$504,787

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
MXN	180,000	USD	10,862	Goldman Sachs International	10/20/15	$ 238
MXN	2,135,000	USD	130,342	HSBC Bank PLC	10/20/15	1,322
USD	6,643	MXN	105,676	Goldman Sachs International	10/20/15	126
USD	228,421	MXN	3,634,044	Goldman Sachs International	10/20/15	4,313
USD	48,401	MXN	783,000	Royal Bank of Canada	10/20/15	114
Total						$6,113

Exchange-traded options purchased

Description	Put/ Call	Expiration Date	Strike Price	Contracts	Value
S&P 500 Index	Call	9/18/15	USD 2,190.00	54	$14,175
S&P 500 Index	Call	9/18/15	USD 2,200.00	46	7,935
S&P 500 Index	Call	12/19/15	USD 2,200.00	28	52,220
Total					$74,330

Derivative Financial Instruments Categorized by Risk Exposure

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure. For information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

As of July 31, 2015, the fair values of derivative financial instruments were as follows:

	Statements of Assets and Liabilities Location	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Derivative Financial Instruments - Assets
Financial futures contracts	Net unrealized appreciation[1]	—	—	$455,333	$12,091	$93,063	$560,487
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	6,113	—	6,113
Options purchased	Investments at value — unaffiliated[2]	—	—	74,330	—	—	74,330
Total		—	—	$529,663	$18,204	$93,063	$640,930

	Statements of Assets and Liabilities Location	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Derivative Financial Instruments - Liabilities
Financial futures contracts	Net unrealized depreciation[1]	—	—	$55,700	—	—	$55,700
Total		—	—	$55,700	—	—	$55,700

[1]

Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2]	Includes options purchased at value as reported in the Schedules of Investments.

See Notes to Financial Statements.

18	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

For the period ended July 31, 2015, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) from:
Financial futures contracts	—	—	$22,058	$155,653	$(18,704)	$159,007
Foreign currency transactions	—	—	—	8,170	—	8,170
Options[1]	—	—	(7,211)	—	—	(7,211)
Swaps	—	$12,304	—	—	—	12,304
Total	—	$12,304	$14,847	$163,823	$(18,704)	$172,270

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	$399,633	$12,091	$93,063	$504,787
Foreign currency translations	—	—	—	6,113	—	6,113
Options[2]	—	—	(177,921)	—	—	(177,921)
Total	—	—	$221,712	$18,204	$93,063	$332,979

1 Options purchased are included in net realized gain (loss) from investments.

2 Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

For the period ended July 31, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average notional value of contracts - long	$29,311,501
Average notional value of contracts - short	$3,249,869
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$158,886
Average amounts sold - in USD	$47,068
Options:
Average value of option contracts purchased	$51,533
Credit default swaps:
Average notional value - sell protection	$376,667

Derivative Financial Instruments - Offsetting as of July 31, 2015

The Fund’s derivative assets and liabilities (by type) are as follows:

	Assets		Liabilities
Derivative Financial Instruments:
Financial futures contracts	$126,336		$46,408
Forward foreign currency exchange contracts	6,113		—
Options	74,330	[1]	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$206,779		$46,408
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(200,666)		(46,408)
Total derivative assets and liabilities subject to an MNA	$6,113		—

1 Includes options purchased at value which is included in Investments at value - unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Goldman Sachs International	$4,677	—	—	—	$4,677
HSBC Bank PLC	1,322	—	—	—	1,322
Royal Bank of Canada	114	—	—	—	114
Total	$6,113	—	—	—	$6,113

2 The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to an MNA.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	19

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$15,723,672	$5,374,987	$21,098,659
Common Stocks[1]	$16,253,934	4,182,666	—	20,436,600
Corporate Bonds[1]	—	16,329,288	500,000	16,829,288
Foreign Government Obligations	—	1,019,500	—	1,019,500
Investment Companies	29,132,678	—	—	29,132,678
Non-Agency Mortgage-Backed Securities	—	8,336,800	1,970,137	10,306,937
Preferred Securities[1]	1,115,159	16,687,308	—	17,802,467
Options Purchased:
Equity Contracts	74,330	—	—	74,330
Short-Term Securities:
Equity-Linked Notes[1]	—	40,461,265	—	40,461,265
Money Market Funds	10,065,056	1,456,614	—	11,521,670

Total	$56,641,157	$104,197,113	$7,845,124	$168,683,394

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$455,333	—	—	$455,333
Foreign currency exchange contracts	12,091	$6,113	—	18,204
Interest rate contracts	93,063	—	—	93,063
Liabilities:
Equity contracts	(55,700)	—	—	(55,700)

Total	$504,787	$6,113	—	$510,900

[2] Derivative financial instruments are financial futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,228,803	—	—	$1,228,803
Cash pledged for financial futures contracts	1,944,100	—	—	1,944,100
Foreign currency at value	9,375	—	—	9,375
Liabilities:
Collateral on securities loaned at value	—	$(1,456,614)	—	(1,456,614)

Total	$3,182,278	$(1,456,614)	—	$1,725,664

See Notes to Financial Statements.

20	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (concluded)	BlackRock Dynamic High Income Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Non- Agency Mortgage- Backed Securities	Total
Assets:
Opening Balance, as of November 3, 2014[1]	—	—	—	—
Transfers into Level [3]	—	—	—	—
Transfers out of Level [3]	—	—	—	—
Accrued discounts/premiums	$1,614	—	$721	$2,335
Net realized gain (loss)	—	—	56	56
Net change in unrealized appreciation/depreciation[2]	(10,821)	—	6,374	(4,447)
Purchases	5,384,194	$500,000	1,968,539	7,852,733
Sales	—	—	(5,553)	(5,553)
Closing Balance, as of July 31, 2015	$5,374,987	$500,000	$1,970,137	$7,845,124

Net change in unrealized appreciation/depreciation on investments still held at July 31, 2015	$(10,821)	—	$6,374	$(4,447)

[1]	Commencement of operations.

[2]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	21

Schedule of Investments July 31, 2015	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd., Series 2015-1A, Class A1, 1.68%, 4/18/27 (a)(b)	USD	2,400	$2,397,590
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1, Class A2D, 0.45%, 7/25/36 (b)		4,000	2,223,095
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.94%, 4/15/24 (a)(b)		2,500	2,451,532
ALM II Ltd., Series 2015-12A, Class B, 3.54%, 4/16/27 (a)(b)		1,000	999,500
ALM V Ltd.:
Series 2012-5A, Class A1R, 1.51%, 2/13/23 (a)(b)		2,500	2,499,981
Series 2012-5A, Class A2R, 2.44%, 10/18/27 (a)(b)		7,000	6,955,200
Series 2012-5A, Class BR, 3.29%, 10/18/27 (a)(b)		2,000	1,986,400
Series 2012-5A, Class C, 4.78%, 2/13/23 (a)(b)		2,750	2,750,027
Series 2012-5A, Class CR, 4.19%, 10/18/27 (a)(b)		3,000	2,979,600
Series 2012-5A, Class D, 5.78%, 2/13/23 (a)(b)		5,345	5,344,999
Series 2012-5A, Class DR, 6.29%, 10/18/27 (a)(b)		5,000	4,870,000
ALM VI Ltd., Series 2012-6A, Class B2R, 3.09%, 7/15/26 (a)(b)		1,950	1,950,000
ALM VII Ltd., Series 2012-7A, Class C, 4.79%, 10/19/24 (a)(b)		1,000	1,000,159
ALM VII R Ltd.:
Series 2013-7RA, Class C, 3.74%, 4/24/24 (a)(b)		2,500	2,438,262
Series 2013-7RA, Class D, 5.29%, 4/24/24 (a)(b)		2,000	1,945,499
ALM VII R-2 Ltd.:
Series 2013-7R2A, Class A2, 2.14%, 4/24/24 (a)(b)		7,750	7,668,203
Series 2013-7R2A, Class B, 2.89%, 4/24/24 (a)(b)		2,000	1,957,468
ALM VIII Ltd.:
Series 2013-8A, Class C, 3.49%, 1/20/26 (a)(b)		3,200	3,052,885
Series 2013-8A, Class D, 4.79%, 1/20/26 (a)(b)		2,000	1,796,997
ALM X Ltd., Series 2013-10A, Class A2, 2.29%, 1/15/25 (a)(b)		1,500	1,488,328
ALM XIV Ltd.:
Series 2014-14A, Class A1, 1.72%, 7/28/26 (a)(b)		4,500	4,471,621
Series 2014-14A, Class D, 5.14%, 7/28/26 (a)(b)		2,000	1,804,839
ALM XVI Ltd.:
Series 2015-16A, Class B, 3.19%, 7/15/27 (a)(b)		6,000	5,960,400
Series 2015-16A, Class C1, 3.79%, 7/15/27 (a)(b)		3,000	2,880,600
Series 2015-16A, Class D, 5.64%, 7/15/27 (a)(b)		1,750	1,623,650
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.25%, 6/17/31 (a)(b)		1,108	1,098,939
AmeriCredit Automobile Receivables Trust:
Series 2013-1, Class D, 2.09%, 2/08/19		1,750	1,746,414
Series 2013-2, Class C, 1.79%, 3/08/19		1,200	1,202,789
Series 2013-4, Class B, 1.66%, 9/10/18		1,000	1,003,776
Series 2013-4, Class C, 2.72%, 9/09/19		900	918,643
Series 2014-3, Class D, 3.13%, 10/08/20		1,980	2,005,645
AMMC CLO Ltd., Series 2014-15A, Class C1, 3.74%, 12/09/26 (a)(b)		1,000	1,002,500

Asset-Backed Securities		Par (000)	Value
Anchorage Capital CLO Ltd.:
Series 2015-6A, Class A1, 1.82%, 4/15/27 (a)(b)	USD	14,500	$14,465,200
Series 2015-6A, Class B, 2.33%, 4/15/27 (a)(b)		3,750	3,704,250
Series 2015-6A, Class C, 3.13%, 4/15/27 (a)(b)		1,000	985,600
Apidos CLO IX:
Series 2012-9AR, Class BR, 2.14%, 7/15/23 (a)(b)		1,500	1,493,250
Series 2012-9AR, Class CR, 3.19%, 7/15/23 (a)(b)		2,250	2,250,000
Apidos CLO XI, Series 2012-11A, Class D, 4.42%, 1/17/23 (a)(b)		1,600	1,600,257
Apidos CLO XII, Series 2013-12A, Class D, 3.22%, 4/15/25 (a)(b)		1,500	1,421,901
Apidos CLO XXI, Series 2015-21A, Class A1, 1.71%, 7/18/27 (a)(b)		4,375	4,367,125
Ares XXVIII CLO Ltd., Series 2013-3A, Class D, 3.67%, 10/17/24 (a)(b)		3,500	3,380,047
Ares XXXII CLO Ltd.:
Series 2014-32A, Class A2, 2.57%, 11/15/25 (a)(b)		2,500	2,501,554
Series 2014-32A, Class B, 3.52%, 11/15/25 (a)(b)		1,500	1,499,027
Asset Backed European Securitisation Transaction Ten Srl, Series 10, Class A, 0.51%, 12/10/28	EUR	170	187,264
Atrium IX, Series 9A, Class C, 3.54%, 2/28/24 (a)(b)	USD	5,000	4,999,878
Atrium X, Series 10A, Class D, 3.79%, 7/16/25 (a)(b)		1,000	972,092
Avalon IV Capital Ltd., Series 2012-1AR, Class CR, 3.14%, 4/17/23 (a)(b)		1,000	1,001,801
Babson CLO Ltd., Series 2015-2A, Class E, 5.84%, 7/20/27 (a)(b)		750	709,350
Battalion CLO IX Ltd., Series 2015-9A, Class D, 4.18%, 7/15/28 (a)(b)		2,000	1,879,200
Battalion CLO VII Ltd., Series 2014-7A, Class A2, 2.72%, 10/17/26 (a)(b)		3,000	3,003,481
Bayview Commercial Asset Trust, Series 2005-3A, Class A1 0.51%, 11/25/35 (a)(b)		2,106	1,875,190
Bear Stearns Asset Backed Securities I Trust:
Series 2006-HE7, Class 1A2, 0.36%, 9/25/36 (b)		2,629	2,120,392
Series 2006-HE9, Class 3A, 0.33%, 11/25/36 (b)		27,402	23,347,595
Series 2007-HE1, Class 21A2, 0.35%, 1/25/37 (b)		2,887	2,599,221
Series 2007-HE2, Class 22A, 0.33%, 3/25/37 (b)		7,301	5,804,631
Series 2007-HE3, Class 2A, 0.33%, 4/25/37 (b)		11,962	9,322,775
Bear Stearns Asset Backed Securities Trust:
Series 2004-HE3, Class M2, 1.91%, 4/25/34 (b)		5,709	5,216,467
Series 2006-1, Class M1, 0.69%, 2/25/36 (b)		3,300	3,131,647
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.79%, 7/15/24 (a)(b)		1,000	961,631
Benefit Street Partners CLO IV Ltd.:
Series 2014-IVA, Class B, 3.09%, 7/20/26 (a)(b)		2,000	1,970,000
Series 2014-IVA, Class C, 3.79%, 7/20/26 (a)(b)		500	477,247

See Notes to Financial Statements.

22	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Benefit Street Partners CLO Ltd., Series 2012-IA, Class C, 4.79%, 10/15/23 (a)(b)	USD	2,750	$2,761,943
Benefit Street Partners CLO V Ltd., Series 2014-VA, Class E, 5.44%, 10/20/26 (a)(b)		2,000	1,825,270
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class A2, 2.54%, 4/18/27 (a)(b)		7,000	7,017,500
Series 2015-VIA, Class B, 3.34%, 4/18/27 (a)(b)		1,500	1,488,750
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class B, 3.23%, 7/18/27 (a)(b)		4,250	4,182,000
Birchwood Park CLO Ltd., Series 2014-1A, Class D1, 3.62%, 7/15/26 (a)(b)		1,500	1,444,395
BlueMountain CLO Ltd.:
Series 2014-1A, Class C, 3.03%, 4/30/26 (a)(b)		1,500	1,473,920
Series 2015-1A, Class B, 3.42%, 4/13/27 (a)(b)		1,000	1,001,913
Cabela’s Credit Card Master Notes Trust, Series 2015-1A, Class A1, 2.26%, 3/15/23		1,770	1,783,804
Canyon Capital CLO Ltd.:
Series 2015-1A, Class B, 2.37%, 4/15/27 (a)(b)		3,500	3,451,416
Series 2015-1A, Class C, 3.42%, 4/15/27 (a)(b)		1,250	1,232,649
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A5, 1.48%, 7/15/20		4,105	4,126,588
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4A, Class D, 4.79%, 1/20/25 (a)(b)		600	600,522
Series 2013-1A, Class C, 4.26%, 2/14/25 (a)(b)		2,000	1,994,720
Series 2013-2A, Class D, 4.04%, 4/18/25 (a)(b)		2,250	2,219,392
Series 2015-1A, Class C, 3.44%, 4/20/27 (a)(b)		1,000	999,961
Series 2015-2A, Class A1, 1.74%, 4/27/27 (a)(b)		6,000	5,994,000
CarMax Auto Owner Trust:
Series 2014-3, Class A3, 1.16%, 6/17/19		5,000	4,999,350
Series 2015-1, Class A3, 1.38%, 11/15/19		3,540	3,541,536
Series 2015-2, Class A4, 1.80%, 3/15/21		3,800	3,811,294
Carrington Mortgage Loan Trust:
Series 2006-FRE1, Class A2, 0.30%, 7/25/36 (b)		5,446	5,335,638
Series 2006-NC4, Class A4, 0.43%, 10/25/36 (b)		36,000	22,370,004
Series 2006-NC5, Class A3, 0.34%, 1/25/37 (b)		4,000	2,459,020
Series 2007-FRE1, Class A2, 0.39%, 2/25/37 (b)		11,073	10,350,778
Series 2007-HE1, Class A2, 0.34%, 6/25/37 (b)		10,804	9,769,894
C-BASS Mortgage Loan Trust, Series 2007-CB3, Class A1, 3.99%, 3/25/37 (b)(c)		8,756	5,317,726
Cent CLO 19 Ltd., Series 2013-19A, Class A1A, 1.62%, 10/29/25 (a)(b)		2,250	2,230,542
CFIP CLO Ltd., Series 2013-1A, Class D, 4.04%, 4/20/24 (a)(b)		1,500	1,448,805
Chase Issuance Trust:
Series 2012-A4, Class A4, 1.58%, 8/16/21		6,822	6,760,513
Series 2015-A2, Class A2, 1.59%, 2/18/20		5,085	5,109,235

Asset-Backed Securities		Par (000)	Value
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A4, 1.76%, 12/16/19 (a)	USD	1,990	$1,993,960
CIFC Funding Ltd.:
Series 2012-1AR, Class B1R, 4.43%, 8/14/24 (a)(b)		1,750	1,749,969
Series 2013-2A, Class B1L, 3.89%, 4/21/25 (a)(b)		1,000	971,672
Series 2014-1A, Class C, 3.09%, 4/18/25 (a)(b)		1,500	1,466,157
Series 2014-5A, Class A1, 1.87%, 1/17/27 (a)(b)		4,500	4,506,220
Series 2014-5A, Class C, 3.52%, 1/17/27 (a)(b)		2,000	1,998,978
Series 2015-1A, Class A1, 1.79%, 1/22/27 (a)(b)		5,000	4,982,885
Series 2015-1A, Class B, 2.47%, 1/22/27 (a)(b)		2,750	2,748,547
Series 2015-1A, Class C, 3.27%, 1/22/27 (a)(b)		1,500	1,484,716
Series 2015-2A, Class A, 1.67%, 4/15/27 (a)(b)		2,750	2,745,875
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15%, 7/15/21		2,015	2,041,671
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class M2, 0.49%, 10/25/36 (b)		2,500	1,959,375
Countrywide Asset-Backed Certificates:
Series 2006-12, Class 2A2, 0.34%, 12/25/36 (b)		1,097	1,037,674
Series 2006-19, Class 2A2, 0.35%, 3/25/37 (b)		5,263	4,866,162
Series 2006-BC5, Class 2A3, 0.36%, 3/25/37		5,704	5,729,303
Series 2007-13, Class 1A, 1.03%, 10/25/47 (b)		14,719	12,308,127
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, 0.34%, 10/15/36 (b)		3,143	2,650,090
Discover Card Execution Note Trust:
Series 2007-A1, Class A1, 5.65%, 3/16/20		1,480	1,616,674
Series 2012-A6, Class A6, 1.67%, 1/18/22		4,000	3,970,352
Series 2014-A4, Class A4, 2.12%, 12/15/21		5,000	5,061,650
Series 2015-A2, Class A, 1.90%, 10/17/22		5,270	5,230,775
Driver UK SA, Series 2, Class B, 1.41%, 1/25/23 (b)	GBP	500	779,849
Dryden 36 Senior Loan Fund:
Series 2014-36A, Class B, 2.63%, 11/09/25 (a)(b)	USD	2,000	2,005,000
Series 2014-36A, Class C, 3.33%, 11/09/25 (a)(b)		2,750	2,753,859
Eaton Vance CLO Ltd., Series 2013-1A, Class A2, 2.08%, 11/13/24 (a)(b)		3,500	3,438,639
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.93%, 3/21/24 (a)(b)		5,900	5,705,300
Flatiron CLO Ltd., Series 2012-1A, Class C, 4.78%, 10/25/24 (a)(b)		725	725,555
Ford Credit Floorplan Master Owner Trust:
Series 2012-2, Class A, 1.92%, 1/15/19		2,460	2,488,162
Series 2014-1, Class A1, 1.20%, 2/15/19		2,505	2,505,501
Series 2015-1, Class A1, 1.42%, 1/15/20		3,765	3,759,496
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class BR, 2.79%, 4/20/23 (a)(b)		1,900	1,900,000

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	23

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Galaxy XIV CLO Ltd., Series 2012-14A, Class D, 4.67%, 11/15/24 (a)(b)	USD	4,365	$4,365,256
GMACM Home Equity Loan Trust:
Series 2006-HE4, Class A1, 0.37%, 12/25/36 (b)		20,875	18,300,874
Series 2006-HE4, Class A2, 0.37%, 12/25/36 (b)		4,042	3,543,971
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 3.58%, 4/25/25 (a)(b)		1,500	1,448,486
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class B, 2.51%, 4/18/27 (a)(b)		5,750	5,755,750
Gosforth Funding PLC, Series 2014-1, Class A2, 1.15%, 10/19/56 (b)(c)	GBP	315	491,388
Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 5.79%, 7/17/23 (a)(b)	USD	1,000	994,883
Great Wolf Trust:
Series 2015-WFMZ, Class M, 7.18%, 5/15/32 (a)(b)		1,700	1,691,500
Series 2015-WOLF, Class D, 3.69%, 5/15/34 (a)(b)		7,275	7,276,761
Series 2015-WOLF, Class XCP, 0.51%, 5/15/18 (a)(b)		429,000	5,877,300
GSAA Home Equity Trust:
Series 2005-10, Class M4, 0.84%, 6/25/35 (b)		3,250	2,964,224
Series 2006-18, Class AF6, 5.68%, 11/25/36 (c)		5,211	2,819,557
GSAMP Trust:
Series 2006-HE6, Class A4, 0.43%, 8/25/36 (b)		3,197	2,447,454
Series 2006-NC1, Class A3, 0.48%, 2/25/36 (b)		8,500	7,383,193
Highbridge Loan Management Ltd.:
Series 4A-2014, Class B, 3.29%, 7/28/25 (a)(b)		1,750	1,718,858
Series 5A-2015, Class B1, 2.64%, 1/29/26 (a)(b)		7,000	6,994,750
Series 5A-2015, Class C1, 3.49%, 1/29/26 (a)(b)		6,000	5,929,500
Home Equity Mortgage Loan Asset-Backed Trust:
Series 2005-C, Class M1, 0.67%, 10/25/35 (b)		8,000	7,128,856
Series 2006-A, Class A4, 0.49%, 3/25/36 (b)		3,263	2,105,620
ING Investment Management CLO Ltd., Series 2013-2A, Class A1, 1.45%, 4/25/25 (a)(b)		3,500	3,471,205
Invitation Homes Trust:
Series 2013-SFR1, Class A, 1.40%, 12/17/30 (a)(b)		1,965	1,960,106
Series 2014-SFR2, Class E, 3.60%, 9/17/31 (a)(b)		1,500	1,478,961
Series 2015-SFR3, Class D, 2.93%, 8/17/32 (a)(b)		10,000	9,847,950
Series 2015-SFR3, Class E, 3.93%, 8/17/32 (a)(b)		7,500	7,382,063
Jamestown CLO I Ltd., Series 2012-1A, Class C, 4.28%, 11/05/24 (a)(b)		2,300	2,282,299
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC1, Class A5, 0.46%, 4/25/36 (b)		8,000	6,915,024
Series 2006-WF1, Class A5, 6.41%, 7/25/36 (c)		5,893	3,549,413
LCM XVIII LP, Series 18A, Class C1, 3.44%, 4/20/27 (a)(b)		1,500	1,483,335
Lehman XS Trust, Series 2007-1, Class 2A1, 5.47%, 2/25/37 (b)		3,651	3,403,734

Asset-Backed Securities		Par (000)	Value
Logis_15-1X, 1.85%, 8/20/18	GBP	300	$468,494
Long Beach Mortgage Loan Trust:
Series 2006-1, Class 1A, 0.41%, 2/25/36 (b)	USD	22,199	17,391,440
Series 2006-4, Class 1A, 0.34%, 5/25/36 (b)		43,120	24,738,084
Madison Park Funding IX Ltd.:
Series 2012-9AR, Class AR, 1.57%, 8/15/22 (a)(b)		3,750	3,748,024
Series 2012-9AR, Class B2R, 2.31%, 8/15/22 (a)		2,500	2,507,162
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.79%, 10/23/25 (a)(b)		5,000	4,857,100
Madison Park Funding XIII Ltd., Series 2014-13A, Class C, 3.04%, 1/19/25 (a)(b)		1,000	991,371
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 3.55%, 1/27/26 (a)(b)		1,450	1,457,372
Madison Park Funding XVI Ltd.:
Series 2015-16A, Class A2A, 2.50%, 4/20/26 (a)(b)		4,750	4,765,675
Series 2015-16A, Class B, 3.30%, 4/20/26 (a)(b)		1,000	1,001,300
Merrill Lynch Mortgage Investors Trust, Series 2006-HE1, Class M1, 0.58%, 12/25/36 (b)		1,500	1,238,586
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.92%, 9/25/46 (b)(c)		918	538,534
Muir Woods CLO Ltd., Series 2012-1A, Class B, 2.89%, 9/14/23 (a)(b)		2,000	2,000,276
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class D, 3.54%, 10/15/25 (a)(b)		2,500	2,364,981
Neuberger Berman CLO XVII Ltd., Series 2014-18A, Class B, 3.43%, 11/14/25 (a)(b)		3,000	2,998,116
Nissan Auto Receivables Owner Trust, Series 2014-B, Class A3, 1.11%, 5/15/19		2,430	2,430,668
Nissan Master Owner Trust Receivables, Series 2015-A, Class A2, 1.44%, 1/15/20		2,770	2,770,615
Oak Hill Credit Partners V Ltd., Series 2007-5A, Class C, 5.29%, 4/16/21 (a)(b)		4,000	4,012,604
Oaktree EIF II Ltd.:
Series 2014-A2, Class B, 2.57%, 11/15/25 (a)(b)		7,000	6,961,247
Series 2014-A2, Class C, 3.47%, 11/15/25 (a)(b)		4,000	3,976,924
Series 2015-B1A, Class A, 1.91%, 2/15/26 (a)(b)		14,625	14,625,000
Series 2015-B1A, Class B, 2.66%, 2/15/26 (a)(b)		4,900	4,871,708
Series 2015-B1A, Class C, 3.46%, 2/15/26 (a)(b)		1,500	1,481,891
Oakwood Mortgage Investors, Inc.:
Series 1998-D, Class M1, 7.42%, 1/15/29 (a)		1,294	1,291,598
Series 2001-D, Class A3, 5.90%, 9/15/22 (b)		693	545,800
Series 2002-B, Class A4, 7.09%, 6/15/32 (b)		161	172,979
OCP CLO Ltd.:
Series 2015-8A, Class A1, 1.80%, 4/17/27 (a)(b)		4,750	4,732,527
Series 2015-8A, Class A2A, 2.37%, 4/17/27 (a)(b)		5,250	5,199,508

See Notes to Financial Statements.

24	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.17%, 1/15/24 (a)(b)	USD	2,000	$1,999,718
Octagon Investment Partners XV Ltd., Series 2013-1A, Class D, 3.84%, 1/19/25 (a)(b)		4,000	3,880,141
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.52%, 7/17/25 (a)(b)		500	476,296
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.48%, 10/25/25 (a)(b)		1,000	941,719
Octagon Investment Partners XX Ltd., Series 2014-1A, Class A, 1.72%, 8/12/26 (a)(b)		5,500	5,490,393
Octagon Investment Partners XXII Ltd.:
Series 2014-1A, Class B2, 2.47%, 11/22/25 (a)(b)		5,500	5,501,509
Series 2014-1A, Class C1, 3.42%, 11/22/25 (a)(b)		2,000	1,990,034
OHA Credit Partners VI Ltd.:
Series 2012-6A, Class B1, 2.67%, 5/15/23 (a)(b)		3,000	3,012,985
Series 2012-6A, Class C1, 3.42%, 5/15/23 (a)(b)		1,500	1,499,931
OHA Intrepid Leveraged Loan Fund Ltd., Series 2011-1AR, Class AR, 1.21%, 4/20/21 (a)(b)		926	925,473
OneMain Financial Issuance Trust:
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		3,990	4,011,227
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		3,990	4,019,127
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)		7,225	7,318,419
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)		1,000	1,000,570
OZLM Funding III Ltd., Series 2013-3A, Class C, 4.07%, 1/22/25 (a)(b)		3,500	3,462,509
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.78%, 7/22/25 (a)(b)		1,250	1,187,452
OZLM Funding Ltd.:
Series 2012-1A, Class DR, 6.99%, 7/22/27 (a)(b)		1,500	1,490,625
Series 2012-2A, Class B, 3.50%, 10/30/23 (a)(b)		1,000	998,189
OZLM IX Ltd., Series 2014-9A, Class B, 3.58%, 1/20/27 (a)(b)		1,000	1,002,951
OZLM VII Ltd., Series 2014-7A, Class A2A, 2.34%, 7/17/26 (a)(b)		1,600	1,575,796
OZLM VIII Ltd., Series 2014-8A, Class B, 3.17%, 10/17/26 (a)(b)		2,500	2,487,859
OZLM XI Ltd.:
Series 2015-11A, Class A1A, 1.82%, 1/30/27 (a)(b)		15,000	15,000,690
Series 2015-11A, Class B, 3.27%, 1/30/27 (a)(b)		1,000	999,312
OZLM XII Ltd.:
Series 2015-12A, Class A1, 1.74%, 4/30/27 (a)(b)		2,750	2,735,294
Series 2015-12A, Class A2, 2.28%, 4/30/27 (a)(b)		3,750	3,697,604
OZLM XIII Ltd.:
Series 2015-13A, Class B, 2.98%, 7/30/27 (a)(b)		4,600	4,532,840
Series 2015-13A, Class C, 4.78%, 7/30/27 (a)(b)		1,000	1,000,000
Series 2015-13A, Class D, 5.73%, 7/30/27 (a)(b)		1,000	928,400

Asset-Backed Securities		Par (000)	Value
OZML Funding Ltd., Series 2012-1A, Class BR, 6.99%, 7/22/27	USD	2,000	$2,000,000
Palmer Square CLO Ltd.:
Series 2014-1A, Class B, 2.72%, 10/17/22 (a)(b)		2,000	1,955,379
Series 2014-1A, Class C, 4.02%, 10/17/22 (a)(b)		1,250	1,230,772
Pinnacle Park CLO Ltd., Series 2014-1A, Class C, 3.39%, 4/15/26 (a)(b)		1,500	1,499,947
Prestige Auto Receivables Trust, Series 2013-1A, Class B, 1.74%, 5/15/19 (a)		2,500	2,510,310
Progress Residential Trust:
Series 2014-SFR1, Class E, 4.34%, 10/17/31 (a)(b)		4,000	4,038,716
Series 2015-SFR1, Class E, 4.19%, 2/17/32 (a)(b)		500	503,097
Race Point V CLO Ltd., Series 2011-5AR, Class ER, 6.29%, 12/15/22 (a)(b)		1,500	1,513,240
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 1.53%, 2/20/25 (a)(b)		3,500	3,486,000
Regatta Funding LP, Series 2013-2A, Class C, 4.29%, 1/15/25 (a)(b)		1,750	1,712,354
Santander Drive Auto Receivables Trust:
Series 2012-5, Class D, 3.30%, 9/17/18		2,500	2,554,995
Series 2012-AA, Class C, 1.78%, 11/15/18 (a)		4,980	5,005,368
Series 2013-3, Class C, 1.81%, 4/15/19		1,000	1,005,600
Series 2013-A, Class C, 3.12%, 10/15/19 (a)		2,150	2,192,710
Series 2014-4, Class D, 3.10%, 11/16/20		2,000	2,032,304
Series 2014-S3, Class R, 1.43%, 2/19/19 (a)		1,256	1,259,161
SG Mortgage Securities Trust, Series 2006-OPT2, Class A3C, 0.34%, 10/25/36 (b)		5,100	2,630,208
Sheridan Square CLO Ltd., Series 2013-1A, Class A1, 1.34%, 4/15/25 (a)(b)		6,700	6,612,820
Silvermore CLO Ltd., Series 2014-1A, Class A1, 1.72%, 5/15/26 (a)(b)		2,000	1,991,776
SLM Private Credit Student Loan Trust, Series 2005-B, Class A2, 0.47%, 3/15/23 (b)		938	933,204
SLM Private Education Loan Trust:
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		1,350	1,416,560
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		2,810	2,891,484
Series 2012-E, Class A2A, 2.09%, 6/15/45 (a)		5,050	5,087,830
Series 2013-A, Class A2A, 1.77%, 5/17/27 (a)		525	522,104
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		815	808,261
Series 2013-B, Class A2B, 1.29%, 6/17/30 (a)(b)		1,455	1,455,000
SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.02%, 10/25/27 (a)		1,218	1,242,654
Sound Point CLO I Ltd., Series 2012-1A, Class C, 3.59%, 10/20/23 (a)(b)		1,000	1,000,170
Sound Point CLO IX Ltd.:
Series 2015-2A, Class D, 4.02%, 7/20/27 (a)(b)		1,000	944,000
Series 2015-2A, Class E, 5.97%, 7/20/27 (a)(b)		1,000	921,200
Sound Point CLO Ltd., Series 2015-1A, Class C, 3.29%, 4/16/27 (a)		1,000	983,915

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	25

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Sound Point CLO VII Ltd., Series 2014-3A, Class A, 1.79%, 1/23/27 (a)(b)	USD	4,250	$4,241,500
Soundview Home Loan Trust:
Series 2006-EQ1, Class A3, 0.35%, 10/25/36 (b)		19,202	17,527,886
Series 2007-NS1, Class A4, 0.49%, 1/25/37 (b)		35,445	23,335,464
Symphony CLO Ltd.:
Series 2012-10AR, Class AR, 1.56%, 7/23/23 (a)(b)		1,000	997,950
Series 2012-10AR, Class CR, 3.14%, 7/23/23 (a)(b)		2,500	2,500,493
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.89%, 7/28/21 (a)(b)		1,250	1,239,981
Symphony CLO XI Ltd., Series 2013-11A, Class C, 3.44%, 1/17/25 (a)(b)		6,000	5,959,223
Symphony CLO XII Ltd., Series 2013-12A, Class A, 1.47%, 10/15/25 (a)(b)		1,500	1,494,507
Symphony CLO XV Ltd., Series 2014-15A, Class A, 1.74%, 10/17/26 (a)(b)		15,000	14,992,902
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A, 1.61%, 11/15/20		3,140	3,153,618
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta II Electricity Receivables, Series 2, Class SNR, 2.98%, 2/16/18	EUR	275	305,457
TICP CLO I Ltd., Series 2014-1A, Class A1, 1.80%, 4/26/26 (a)(b)	USD	2,000	1,989,293
TICP CLO III Ltd.:
Series 2014-3A, Class A, 1.71%, 1/20/27 (a)(b)		4,000	3,997,986
Series 2014-3A, Class B1, 2.52%, 1/20/27 (a)(b)		5,000	4,999,830
Series 2014-3A, Class C, 3.42%, 1/20/27 (a)(b)		1,500	1,498,865
TICP CLO Ltd., Series 2015-1A, Class A, 1.88%, 7/20/27 (a)(b)		2,250	2,248,605
Tyron Park CLO Ltd., Series 2013-1A, Class C, 3.79%, 7/15/25 (a)(b)		1,250	1,211,441
Venture XIX CLO Ltd.:
Series 2014-19A, Class A, 1.89%, 1/15/27 (a)(b)		2,350	2,355,473
Series 2014-19A, Class B, 2.74%, 1/15/27 (a)(b)		2,500	2,489,721
Series 2014-19A, Class C, 3.59%, 1/15/27 (a)(b)		3,000	3,000,000
Venture XX CLO Ltd.:
Series 2015-20A, Class B1, 2.38%, 4/15/27 (a)(b)		6,500	6,490,250
Series 2015-20A, Class C, 3.43%, 4/15/27 (a)(b)		1,100	1,100,660
Voya CLO Ltd.:
Series 2012-1RA, Class CR, 3.99%, 3/14/22 (a)(b)		3,000	2,988,962
Series 2012-2AR, Class BR, 2.24%, 10/15/22 (a)(b)		11,750	11,723,034
Series 2012-2AR, Class CR, 3.24%, 10/15/22 (a)(b)		2,500	2,500,030
Series 2012-3AR, Class AR, 1.61%, 10/15/22 (a)(b)		1,000	997,993
Series 2013-2A, Class C, 3.80%, 4/25/25 (a)(b)		1,000	969,351
Series 2014-4A, Class A1, 1.67%, 10/14/26 (a)(b)		5,000	4,997,606
Series 2014-4A, Class A2A, 2.57%, 10/14/26 (a)(b)		2,000	2,003,409
Series 2014-4A, Class B, 3.52%, 10/14/26 (a)(b)		1,800	1,794,543
Series 2015-1A, Class A2, 2.38%, 4/18/27 (a)(b)		5,750	5,744,250

Asset-Backed Securities		Par (000)	Value
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE1, Class A, 0.33%, 7/25/37 (a)(b)	USD	6,599	$5,857,654
WaMu Asset-Backed Certificates Trust, Series 2007-HE3, Class 2A5, 0.44%, 5/25/47 (b)		9,235	6,173,276
Ziggurat CLO I Ltd., Series 2014-1A, Class A1, 1.87%, 10/17/26 (a)(b)		4,000	4,004,000
Total Asset-Backed Securities — 8.1%			975,154,155

Common Stocks		Shares
Aerospace & Defense — 0.1%
L-3 Communications Holdings, Inc.		4,176	482,161
Lockheed Martin Corp.		13,742	2,845,968
Northrop Grumman Corp.		17,981	3,110,893
Raytheon Co.		15,819	1,725,695
United Technologies Corp.		89,035	8,931,101

			17,095,818
Air Freight & Logistics — 0.2%
Deutsche Post AG, Registered Shares		479,131	14,481,864
United Parcel Service, Inc., Class B		146,775	15,023,889

			29,505,753
Airlines — 0.0%
Deutsche Lufthansa AG (d)		39,964	542,918
Japan Airlines Co. Ltd.		62,100	2,342,975

			2,885,893
Auto Components — 0.0%
The Yokohama Rubber Co. Ltd.		16,200	320,389
Automobiles — 0.1%
China Motor Corp.		506,000	367,999
Dongfeng Motor Group Co. Ltd., H Shares		30,000	34,509
Ford Motor Co.		35,714	529,639
Hero MotoCorp Ltd.		133,014	5,559,359

			6,491,506
Banks — 1.5%
AMMB Holdings Bhd		19,100	27,901
Axis Bank Ltd.		334,218	2,986,668
Banco de Chile		41,961,945	4,492,455
Bank Central Asia Tbk PT		1,853,966	1,794,567
Bank of China Ltd., H Shares		7,377,000	4,031,070
BOC Hong Kong Holdings Ltd.		290,500	1,170,088
China CITIC Bank Corp. Ltd., H Shares (d)		340,000	242,354
China Construction Bank Corp., H Shares		11,947,000	9,745,964
Chongqing Rural Commercial Bank Co. Ltd., H Shares		408,000	291,770
Citizens Financial Group, Inc.		356,146	9,284,726
Credicorp Ltd.		23,650	3,119,435
DBS Group Holdings Ltd.		689,900	10,156,861
DnB ASA		557,367	9,086,446
HSBC Holdings PLC		724,052	6,520,544
Industrial & Commercial Bank of China Ltd., H Shares		24,664,000	16,943,872
Intesa Sanpaolo SpA		2,836,364	9,850,073
Itau UniBanco Holding SA — ADR, Preference Shares		1,190,819	10,336,307
Kasikornbank Pcl — NVDR		384,300	1,938,200
Komercni Banka AS		10,614	2,373,014
Lloyds Banking Group PLC		17,486,836	22,771,446
M&T Bank Corp.		87,875	11,524,806

See Notes to Financial Statements.

26	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
National Bank of Canada	182,833	$6,394,297
Nordea Bank AB	635,597	7,913,711
Siam Commercial Bank Pcl — NVDR	342,700	1,477,394
Svenska Handelsbanken AB, A Shares	297,058	4,546,269
U.S. Bancorp	237,510	10,737,827
Wells Fargo & Co.	188,662	10,917,870

		180,675,935
Beverages — 0.8%
Ambev SA	29,000	163,890
Anheuser-Busch InBev NV	100,256	11,978,750
The Coca-Cola Co.	805,461	33,088,338
Diageo PLC	930,384	26,081,149
Dr Pepper Snapple Group, Inc.	11,944	958,148
Fomento Economico Mexicano SAB de CV — ADR	54,518	4,941,512
Molson Coors Brewing Co., Class B	7,949	565,492
PepsiCo, Inc.	190,835	18,386,952
Suntory Beverage & Food Ltd.	1,500	63,363

		96,227,594
Building Products — 0.1%
Assa Abloy AB	274,680	5,577,333
Capital Markets — 0.1%
BlackRock, Inc. (e)	6,319	2,125,206
CETIP SA — Mercados Organizados	405,823	4,200,519
Invesco Ltd.	22,066	851,748
Jupiter Fund Management PLC	961,298	7,040,063
T. Rowe Price Group, Inc.	13,289	1,024,981

		15,242,517
Chemicals — 0.3%
Air Products & Chemicals, Inc.	10,397	1,481,676
CF Industries Holdings, Inc.	33,495	1,982,904
The Chemours Co.	9,276	101,296
The Dow Chemical Co.	59,304	2,790,846
E.I. Du Pont de Nemours & Co.	46,381	2,586,205
Givaudan SA, Registered Shares	10,491	19,514,804
LyondellBasell Industries NV, Class A	20,800	1,951,664
Mitsubishi Gas Chemical Co., Inc.	97,000	538,090
Sociedad Quimica y Minera de Chile SA — ADR	105,046	1,419,171
Syngenta AG, Registered Shares	19,995	8,237,356
Toray Industries, Inc.	23,000	183,020

		40,787,032
Commercial Services & Supplies — 0.0%
Cleanaway Co. Ltd.	349,000	1,679,701
Park24 Co. Ltd.	20,600	374,562
Republic Services, Inc.	12,521	532,518

		2,586,781
Communications Equipment — 0.1%
Cisco Systems, Inc.	261,493	7,431,631
Harris Corp.	6,419	532,392

		7,964,023
Construction & Engineering — 0.2%
CTCI Corp.	164,000	248,944
Spie Promesses SA (d)	249,643	4,946,032
Vinci SA	221,497	14,195,278

		19,390,254
Construction Materials — 0.0%
Asia Cement Corp.	173,000	189,745
China National Building Material Co. Ltd., H Shares	564,000	426,758
China Resources Cement Holdings Ltd.	1,248,000	649,732

Common Stocks	Shares	Value
Construction Materials (concluded)
Siam City Cement Pcl — NVDR	142,721	$1,481,738
Taiwan Cement Corp.	521,000	564,041

		3,312,014
Containers & Packaging — 0.1%
DS Smith Plc	967,629	6,044,074
Packaging Corp. of America	5,123	362,657
WestRock Co.	13,361	842,545

		7,249,276
Distributors — 0.1%
Genuine Parts Co.	189,681	16,872,125
Diversified Consumer Services — 0.1%
H&R Block, Inc.	403,468	13,431,450
Diversified Financial Services — 0.2%
Bolsa Mexicana de Valores SAB de CV	2,159,684	3,871,012
CME Group, Inc.	16,359	1,571,118
FirstRand Ltd.	434,730	1,878,055
IG Group Holdings PLC	608,816	7,104,138
London Stock Exchange Group PLC	193,675	7,878,262

		22,302,585
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	569,363	19,779,671
Bezeq The Israeli Telecommunication Corp. Ltd.	2,098,407	3,869,972
BT Group PLC	2,183,982	15,805,441
China Unicom Hong Kong Ltd.	160,000	224,559
Chunghwa Telecom Co. Ltd.	574,000	1,784,680
Deutsche Telekom AG	883,839	15,981,958
Inmarsat PLC	359,815	4,982,647
Koninklijke KPN NV	3,640,562	14,384,146
Nippon Telegraph & Telephone Corp.	291,600	11,230,314
PCCW Ltd.	1,620,000	969,459
Singapore Telecommunications Ltd.	1,849,100	5,522,566
Telecom Italia SpA (d)	907,396	1,202,396
Telefonica Brasil SA, Preference Shares	31,300	411,367
Telefonica SA	136,267	2,090,160
Telekomunikasi Indonesia Persero Tbk PT	12,854,500	2,789,701
TELUS Corp.	454,369	15,512,158
Turk Telekomunikasyon AS	62,342	154,781
Verizon Communications, Inc.	573,021	26,814,189

		143,510,165
Electric Utilities — 0.6%
American Electric Power Co., Inc.	25,003	1,414,420
CEZ AS	8,301	200,900
Cheung Kong Infrastructure Holdings Ltd.	111,000	965,219
Cia Energetica de Minas Gerais	50,100	137,104
CLP Holdings Ltd.	123,000	1,044,581
Duke Energy Corp.	36,250	2,690,475
Edison International	16,702	1,002,287
EDP — Energias de Portugal SA	3,305,063	12,224,602
Endesa SA	77,386	1,625,734
Enel SpA	3,414,453	16,044,329
Entergy Corp.	9,324	662,190
Eversource Energy	16,309	810,883
NextEra Energy, Inc.	22,749	2,393,195
OGE Energy Corp.	10,090	300,278
Pinnacle West Capital Corp.	5,594	345,206
Power Assets Holdings Ltd.	643,500	6,061,424
PPL Corp.	34,176	1,087,139
The Southern Co.	297,974	13,328,377
SSE PLC	99,383	2,351,296

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	27

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electric Utilities (concluded)
Transmissora Alianca de Energia Eletrica SA	55,000	$334,117
Xcel Energy, Inc.	26,021	902,148

		65,925,904
Electrical Equipment — 0.0%
Eaton Corp. PLC	23,867	1,445,863
Emerson Electric Co.	35,143	1,818,650

		3,264,513
Electronic Equipment, Instruments & Components — 0.2%
Citizen Holdings Co. Ltd.	648,400	4,325,733
Delta Electronics, Inc.	266,000	1,308,447
Hexagon AB	216,359	6,991,043
Hitachi Ltd.	39,000	252,673
Hon Hai Precision Industry Co. Ltd.	801,000	2,303,542
Simplo Technology Co. Ltd.	465,000	1,913,788
Synnex Technology International Corp.	1,329,000	1,601,032
Tripod Technology Corp.	1,302,000	2,048,789
WPG Holdings Ltd.	153,000	173,855
Yageo Corp.	1,978,732	2,824,150
Zhen Ding Technology Holding Ltd.	340,000	1,054,733

		24,797,785
Energy Equipment & Services — 0.0%
Diamond Offshore Drilling, Inc.	5,972	131,085
Helmerich & Payne, Inc.	5,445	314,394
National Oilwell Varco, Inc.	21,032	886,078

		1,331,557
Food & Staples Retailing — 0.4%
Aeon Co. Ltd.	112,700	1,722,142
Cia Brasileira de Distribuicao	7,200	156,514
Costco Wholesale Corp.	10,709	1,556,018
CVS Health Corp.	21,227	2,387,401
Empire Co. Ltd., Class A	6,114	413,257
FamilyMart Co. Ltd.	43,100	2,082,936
The Jean Coutu Group PJC, Inc.	4,999	78,778
The Kroger Co.	35,280	1,384,387
Lawson, Inc.	73,200	5,444,716
Magnit PJSC — GDR	171,710	9,315,267
President Chain Store Corp.	58,000	421,827
Sun Art Retail Group Ltd.	463,000	352,449
Sysco Corp.	120,213	4,364,934
Wal-Mart Stores, Inc.	236,965	17,056,741
Whole Foods Market, Inc.	3,706	134,898

		46,872,265
Food Products — 0.6%
Ajinomoto Co., Inc.	7,000	160,982
Archer-Daniels-Midland Co.	59,035	2,799,440
Astra Agro Lestari Tbk PT	444,300	658,971
BRF SA	41,200	860,712
Bunge Ltd.	40,437	3,228,894
Campbell Soup Co.	23,937	1,180,333
General Mills, Inc.	280,314	16,317,078
The Hershey Co.	2,014	187,080
Indofood Sukses Makmur Tbk PT	1,281,700	577,547
JBS SA	229,700	1,026,420
The JM Smucker Co.	14,323	1,599,736
Kellogg Co.	42,022	2,780,596
The Kraft Heinz Co.	30,129	2,394,352
Nestlé SA, Registered Shares	248,864	18,826,582
Tate & Lyle PLC	30,989	263,746
Unilever PLC	265,579	12,046,629
Want Want China Holdings Ltd. (f)	4,511,000	4,673,524

Common Stocks	Shares	Value
Food Products (concluded)
WH Group Ltd. (d)	139,000	$89,033
Wilmar International Ltd.	468,100	1,091,553

		70,763,208
Gas Utilities — 0.0%
Xinao Gas Holdings Ltd.	32,000	212,363
Health Care Equipment & Supplies — 0.0%
Baxter International, Inc.	67,370	2,700,190
William Demant Holding (d)	299	22,772

		2,722,962
Health Care Providers & Services — 0.4%
Aetna, Inc.	8,127	918,107
AmerisourceBergen Corp.	130,746	13,826,390
Anthem, Inc.	58,934	9,091,748
Cardinal Health, Inc.	116,949	9,938,326
Life Healthcare Group Holdings Ltd.	47,002	138,686
Omnicare, Inc.	9,508	920,850
Patterson Cos., Inc.	6,283	315,155
Quest Diagnostics, Inc.	75,078	5,541,507
UnitedHealth Group, Inc.	73,932	8,975,345

		49,666,114
Hotels, Restaurants & Leisure — 0.3%
Berjaya Sports Toto BHD	425,500	370,463
Carnival Corp.	21,272	1,133,585
Las Vegas Sands Corp.	20,472	1,147,251
McDonald’s Corp.	283,396	28,299,925
MGM China Holdings Ltd.	186,400	394,965
OPAP SA	116,608	924,863
Sands China Ltd.	1,172,000	5,172,360
SJM Holdings Ltd.	270,000	312,688

		37,756,100
Household Durables — 0.1%
Berkeley Group Holdings PLC	160,040	8,404,620
Garmin Ltd.	5,821	243,958
Leggett & Platt, Inc.	6,997	334,527

		8,983,105
Household Products — 0.4%
The Clorox Co.	53,817	6,024,275
Colgate-Palmolive Co.	44,143	3,002,607
Kimberly-Clark Corp.	57,042	6,558,119
Kimberly-Clark de Mexico SAB de CV, A Shares	3,238,964	7,520,226
The Procter & Gamble Co.	138,335	10,610,295
Svenska Cellulosa AB - B Shares	334,323	9,512,982
Unilever Indonesia Tbk PT	30,600	90,486

		43,318,990
Independent Power and Renewable Electricity Producers — 0.0%
AES Tiete SA, Preference Shares	92,600	491,404
China Resources Power Holdings Co. Ltd.	572,000	1,469,215
Cia Energetica de Sao Paulo, B Shares, Preference Shares	56,100	310,652
Huaneng Power International, Inc., H Shares	716,000	867,650

		3,138,921
Industrial Conglomerates — 0.1%
Alliance Global Group, Inc.	6,822,800	3,369,993
CITIC Ltd.	297,000	531,899
Far Eastern New Century Corp.	17,340	16,338
General Electric Co.	481,322	12,562,504
NWS Holdings Ltd.	60,000	90,187

See Notes to Financial Statements.

28	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrial Conglomerates (concluded)
Sembcorp Industries Ltd.	8,500	$22,109

		16,593,030
Insurance — 1.3%
ACE Ltd.	10,303	1,120,657
Aflac, Inc.	43,764	2,803,084
The Allstate Corp.	64,155	4,423,487
Arch Capital Group Ltd. (d)	2,681	191,316
Arthur J Gallagher & Co.	8,533	404,720
Assicurazioni Generali SpA	15,817	311,709
Aviva PLC	2,031,058	16,514,850
AXA SA	529,630	13,947,917
AXIS Capital Holdings Ltd.	151,746	8,734,500
BB Seguridade Participacoes SA	377,823	3,558,694
Cathay Financial Holding Co. Ltd.	797,000	1,288,184
The Chubb Corp.	30,100	3,742,333
Cincinnati Financial Corp.	7,889	435,552
Everest Re Group Ltd.	35,046	6,417,624
FNF Group	13,123	512,978
Helvetia Holding AG, Registered Shares	11,239	6,167,265
Hyundai Marine & Fire Insurance Co. Ltd.	167,442	4,545,479
Intact Financial Corp.	11,450	789,685
Legal & General Group PLC	1,907,776	7,759,332
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	16,876	3,101,442
PartnerRe Ltd.	81,275	11,050,149
Principal Financial Group, Inc.	15,142	840,532
The Progressive Corp.	44,434	1,355,237
Prudential PLC	430,799	10,134,703
RenaissanceRe Holdings Ltd.	55,643	5,970,494
Sampo Oyj, A Shares	226,426	11,203,711
Sanlam Ltd.	993,172	5,246,977
SCOR SE	5,289	202,677
Torchmark Corp.	14,847	914,724
The Travelers Cos., Inc.	16,540	1,755,225
Unipolsai SpA	38,064	98,910
Zurich Insurance Group AG	61,997	18,878,685

		154,422,832
Internet & Catalog Retail — 0.0%
GS Home Shopping, Inc.	4,054	702,319
IT Services — 0.1%
Automatic Data Processing, Inc.	24,411	1,947,265
Infosys Ltd. — ADR	175,469	2,967,181
International Business Machines Corp.	51,429	8,330,984
Paychex, Inc.	16,816	780,262
The Western Union Co.	26,372	533,769

		14,559,461
Leisure Products — 0.1%
Hasbro, Inc.	5,659	445,590
Mattel, Inc.	716,840	16,637,856

		17,083,446
Machinery — 0.2%
Atlas Copco AB, A Shares	242,565	6,633,912
Deere & Co.	33,135	3,133,577
Kone OYJ, Class B	302,315	12,687,097
MAN SE	8,510	887,345
Marcopolo SA, Preference Shares	2,011,441	1,351,163
Stanley Black & Decker, Inc.	8,096	854,047
Yangzijiang Shipbuilding Holdings Ltd.	534,600	501,790

		26,048,931
Media — 0.6%
BEC World Pcl — NVDR	3,487,100	3,560,861

Common Stocks	Shares	Value
Media (concluded)
Cablevision Systems Corp., Class A	10,020	$282,764
Eutelsat Communications SA	227,384	6,929,850
Lagardere SCA	178,127	5,327,168
Media Nusantara Citra Tbk PT	11,838,451	1,788,272
Omnicom Group, Inc.	12,669	925,851
ProSiebenSat.1 Media AG, Registered Shares	35,529	1,816,357
Reed Elsevier NV	1,159,092	19,290,820
Rightmove Plc	107,862	6,128,712
SES SA	444,061	13,735,781
Time Warner, Inc.	16,767	1,476,167
UBM PLC	658,626	5,459,669

		66,722,272
Metals & Mining — 0.2%
China Hongqiao Group Ltd. (f)	2,878,000	2,135,284
China Steel Corp.	1,099,000	786,365
Cia de Minas Buenaventura SA — ADR	18,350	130,652
Eregli Demir ve Celik Fabrikalari TAS	1,595,766	2,389,768
Franco-Nevada Corp.	51,527	2,092,047
Fresnillo PLC	5,931	59,823
Goldcorp, Inc.	129,041	1,721,731
Kumba Iron Ore Ltd.	77,143	659,958
Mitsubishi Materials Corp.	286,000	1,035,340
Newmont Mining Corp.	147,529	2,533,073
Nippon Steel Corp.	51,000	120,466
Randgold Resources Ltd.	14,437	870,925
Rio Tinto PLC	58,199	2,251,196
Silver Wheaton Corp.	100,197	1,311,597
Sumitomo Metal Mining Co. Ltd.	28,000	376,467
Vale SA	12,400	52,621
Zijin Mining Group Co. Ltd., H Shares	8,264,000	2,217,293

		20,744,606
Multiline Retail — 0.1%
Dollar Tree, Inc. (d)	470	36,653
Kohl’s Corp.	68,856	4,222,250
Macy’s, Inc.	24,458	1,689,069
Target Corp.	31,188	2,552,738

		8,500,710
Multi-Utilities — 0.1%
Alliant Energy Corp.	5,612	345,194
Atco Ltd., Class I	2,629	78,899
Consolidated Edison, Inc.	66,697	4,241,262
DTE Energy Co.	9,152	736,370
E.ON SE	185,920	2,455,310
MDU Resources Group, Inc.	9,340	182,223
PG&E Corp.	24,358	1,279,039
Public Service Enterprise Group, Inc.	26,903	1,121,048
RWE AG	9,714	202,310
SCANA Corp.	6,867	376,312
Sempra Energy	12,014	1,222,785
WEC Energy Group, Inc.	16,272	797,316
YTL Corp. BHD	462,400	191,029
YTL Power International BHD	174,400	71,598

		13,300,695
Oil, Gas & Consumable Fuels — 3.0%
Antero Midstream Partners LP	95,300	2,542,604
BP PLC	763,419	4,702,445
Chevron Corp.	214,350	18,965,688
China Petroleum & Chemical Corp., H Shares	1,998,000	1,505,890
China Shenhua Energy Co. Ltd., H Shares	2,155,500	4,094,336
CNOOC Ltd.	1,092,000	1,340,035
Coal India Ltd.	895,631	6,125,725

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	29

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Columbia Pipeline Group, Inc.	16,292	$475,401
Columbia Pipeline Partners LP	363,490	8,520,206
ConocoPhillips Co.	77,642	3,908,498
Delek Logistics Partners LP	184,740	7,838,518
Dominion Midstream Partners LP (d)	353,660	12,420,539
Enable Midstream Partners LP	75,360	1,232,890
Energy Transfer Equity LP	143,800	4,325,504
Energy Transfer Partners LP — MLP	123,634	6,330,061
Enterprise Products Partners LP	814,318	23,069,629
EQT Midstream Partners LP	94,086	7,412,095
Exxon Mobil Corp.	228,714	18,116,436
Genesis Energy LP	208,839	9,270,363
HollyFrontier Corp.	26,581	1,282,799
Idemitsu Kosan Co. Ltd.	29,500	542,237
JX Holdings, Inc.	479,800	2,045,280
Kinder Morgan, Inc.	192,540	6,669,586
Kunlun Energy Co. Ltd.	170,000	161,794
Lukoil PJSC — ADR	166,508	6,893,431
Magellan Midstream Partners LP	266,580	18,767,232
Marathon Petroleum Corp.	56,279	3,076,773
MarkWest Energy Partners LP	309,408	20,247,660
MPLX LP	132,890	7,400,644
Murphy Oil Corp.	74,688	2,449,020
NOVATEK OAO — GDR	33,640	3,257,903
Occidental Petroleum Corp.	39,472	2,770,934
ONEOK Partners LP	109,265	3,539,093
ONEOK, Inc.	44,580	1,684,678
PBF Logistics LP	53,780	1,231,562
Phillips 66	29,392	2,336,664
Phillips 66 Partners LP	55,210	3,440,135
Plains All American Pipeline LP	254,743	10,635,520
PTT PCL — NVDR	503,300	4,651,597
Rose Rock Midstream LP	40,304	1,606,114
Royal Dutch Shell PLC, A Shares	337,568	9,675,808
Royal Dutch Shell PLC, B Shares	851,151	24,645,064
Shell Midstream Partners LP	497,720	21,133,191
Showa Shell Sekiyu KK	17,900	168,091
Spectra Energy Corp.	34,345	1,039,280
Sunoco Logistics Partners LP	298,850	11,182,967
Tambang Batubara Bukit Asam Persero Tbk PT	45,900	20,345
Targa Resources Corp.	20,090	1,776,961
Targa Resources Partners LP	114,350	4,281,264
Tesoro Logistics LP	118,264	6,201,764
Thai Oil Pcl-Nvdr	1,421,400	1,943,938
TonenGeneral Sekiyu KK	127,000	1,269,787
Tupras Turkiye Petrol Rafinerileri AS (d)	137,234	3,565,677
Valero Energy Corp.	94,961	6,229,442
Valero Energy Partners LP	81,150	3,811,616
The Williams Cos., Inc.	20,570	1,079,514
Williams Partners LP	299,529	13,817,273
Woodside Petroleum Ltd.	129,937	3,378,577

		362,108,078
Paper & Forest Products — 0.1%
International Paper Co.	195,678	9,367,106
Personal Products — 0.1%
Hengan International Group Co. Ltd.	974,000	10,886,717
Pharmaceuticals — 2.1%
AbbVie, Inc.	144,573	10,121,556
Astellas Pharma, Inc.	73,500	1,106,317
AstraZeneca PLC	615,558	41,555,325
Baxalta, Inc. (d)	67,370	2,211,757
Bristol-Myers Squibb Co.	85,143	5,588,787
China Medical System Holdings Ltd.	752,000	999,136
Eli Lilly & Co.	51,226	4,329,109

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
GlaxoSmithKline PLC	502,734	$10,926,879
Johnson & Johnson	428,907	42,980,770
Merck & Co., Inc.	145,388	8,572,076
Novartis AG, Registered Shares	396,125	41,103,600
Novo Nordisk A/S, Class B	387,886	22,891,668
Otsuka Holdings Co. Ltd.	251,000	9,012,155
Pfizer, Inc.	731,867	26,391,124
Roche Holding AG	29,709	8,583,607
Sanofi SA	162,706	17,538,241
Sihuan Pharmaceutical Holdings Group Ltd.	266,000	51,469
Sino Biopharmaceutical Ltd.	848,000	981,902

		254,945,478
Professional Services — 0.1%
SGS SA, Registered Shares	3,202	6,108,034
Real Estate Investment Trusts (REITs) — 2.6%
American Capital Agency Corp.	86,604	1,667,993
Annaly Capital Management, Inc.	232,640	2,314,768
Assura PLC	14,950,495	12,724,322
CapitaMall Trust	40,100	58,458
CapitaRetail China Trust	5,801,000	6,721,401
Charter Hall Retail REIT	5,313,352	16,714,088
Community Healthcare Trust, Inc. (d)	292,582	5,521,022
Empiric Student Property PLC	3,447,340	5,814,207
EPR Properties	404,880	23,126,746
Eurocommercial Properties NV	372,510	16,072,564
Federation Centres	6,547,098	14,328,769
Gramercy Property Trust, Inc.	209,265	5,118,622
Japan Rental Housing Investments, Inc.	18,995	12,582,313
Japan Senior Living Investment Corp. (d)(g)	4,562	6,625,731
Klepierre	247,541	11,262,763
Liberty Property Trust	394,233	13,415,749
The Link REIT	1,823,500	10,720,481
National Health Investors, Inc.	208,631	13,613,173
National Storage REIT	8,655,286	10,583,215
Parkway Life Real Estate Investment Trust (f)	3,594,500	6,367,048
Prologis, Inc.	374,880	15,223,877
Ramco-Gershenson Properties Trust	784,101	13,282,671
Retail Properties of America, Inc., Class A	614,570	8,948,139
SPH REIT (f)	7,135,000	5,305,026
STAG Industrial, Inc.	666,580	13,091,631
Tritax Big Box REIT PLC	4,286,310	7,900,251
UDR, Inc.	590,331	19,959,091
Unibail-Rodamco SE	45,998	12,226,465
Vastned Retail NV	226,340	10,288,122
Wereldhave NV	185,030	10,942,809

		312,521,515
Real Estate Management & Development — 0.7%
Atrium Ljungberg AB, B Shares	872,890	12,051,027
China Vanke Co. Ltd., H Shares	905,900	2,152,022
Croesus Retail Trust	12,970,197	8,698,168
Evergrande Real Estate Group Ltd. (f)	2,170,000	1,436,455
First Capital Realty, Inc.	695,430	9,842,420
Franshion Properties China Ltd.	46,000	14,881
Hysan Development Co. Ltd. (f)	124,000	530,764
Kerry Properties Ltd.	110,000	410,635
LEG Immobilien AG	353,700	25,739,693
Longfor Properties Co. Ltd.	17,000	24,275
Multiplan Empreendimentos Imobiliarios SA	23,708	323,012
Picton Property Income Ltd.	6,528,826	7,544,829
SOHO China Ltd.	107,500	67,629
Sponda OYJ	3,144,843	12,502,835
Swire Pacific Ltd., Class A	11,000	140,875

		81,479,520

See Notes to Financial Statements.

30	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Road & Rail — 0.0%
ComfortDelGro Corp. Ltd.	31,400	$68,907
Norfolk Southern Corp.	15,702	1,324,150

		1,393,057
Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc.	15,970	931,530
ASML Holding NV	54,183	5,386,081
Chipbond Technology Corp.	1,938,000	2,913,283
Himax Technologies, Inc. — ADR	196,264	1,413,101
Hynix Semiconductor, Inc.	81,747	2,581,602
Intel Corp.	242,604	7,023,386
Kinsus Interconnect Technology Corp.	140,000	275,161
KLA-Tencor Corp.	8,229	436,548
Linear Technology Corp.	149,173	6,116,093
Maxim Integrated Products, Inc.	14,308	487,044
Microchip Technology, Inc.	10,189	436,497
Realtek Semiconductor Corp.	66,000	129,819
Siliconware Precision Industries Co.	320,000	363,367
Taiwan Semiconductor Manufacturing Co. Ltd.	1,110,000	4,850,713
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	706,370	15,617,841
Texas Instruments, Inc.	53,698	2,683,826
Vanguard International Semiconductor Corp.	705,000	827,525
Xilinx, Inc.	13,522	564,544

		53,037,961
Software — 0.3%
CA, Inc.	16,798	489,410
Microsoft Corp.	684,004	31,942,987
Symantec Corp.	35,106	798,310

		33,230,707
Specialty Retail — 0.2%
Best Buy Co., Inc.	20,170	651,289
Chow Tai Fook Jewellery Group Ltd. (f)	1,206,600	1,177,115
Dick’s Sporting Goods, Inc.	19,990	1,019,090
GameStop Corp., Class A	5,490	251,717
The Gap, Inc.	23,929	872,930
Hennes & Mauritz AB, B Shares	145,131	5,774,371
Mr Price Group Ltd.	193,755	3,858,594
Nitori Holdings Co. Ltd.	128,600	11,528,960
Staples, Inc.	32,387	476,413
Truworths International Ltd.	325,915	2,202,543

		27,813,022
Technology Hardware, Storage & Peripherals — 0.1%
ASUSTeK Computer, Inc.	11,000	99,411
Brother Industries Ltd.	3,200	44,205
Canon, Inc.	189,000	6,047,081
Chicony Electronics Co. Ltd.	828,000	2,149,279
Hewlett-Packard Co.	36,727	1,120,908
Lite-On Technology Corp.	2,633,000	2,894,230
NetApp, Inc.	11,794	367,383
Pegatron Corp.	518,000	1,455,953
Quanta Computer, Inc.	865,000	1,674,702
Seagate Technology PLC	16,859	853,065
Wistron Corp.	205,000	134,155

		16,840,372
Textiles, Apparel & Luxury Goods — 0.2%
ANTA Sports Products Ltd.	133,000	340,920
Belle International Holdings Ltd.	74,000	76,936
Coach, Inc.	13,950	435,240
Eclat Textile Co. Ltd.	228,000	3,335,493
HUGO BOSS AG	84,404	10,177,120

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
Li & Fung Ltd. (f)	888,000	$686,921
Makalot Industrial Co. Ltd.	253,000	2,161,106
Pandora A/S	73,035	8,224,018
Ralph Lauren Corp.	9,249	1,164,357
Shenzhou International Group Holdings Ltd.	47,000	246,846
Yue Yuen Industrial Holdings Ltd.	54,000	175,535

		27,024,492
Thrifts & Mortgage Finance — 0.1%
Indiabulls Housing Finance Ltd.	534,128	6,142,052
Tobacco — 1.4%
Altria Group, Inc.	701,030	38,122,011
British American Tobacco Malaysia BHD	96,400	1,705,550
British American Tobacco PLC	350,878	20,833,691
Imperial Tobacco Group PLC	825,617	43,325,418
ITC Ltd.	778,394	3,954,598
Japan Tobacco, Inc.	422,900	16,415,564
Philip Morris International, Inc.	308,435	26,380,446
Reynolds American, Inc.	214,670	18,416,541
Souza Cruz SA	683,433	4,840,389

		173,994,208
Trading Companies & Distributors — 0.0%
Fastenal Co.	14,382	602,031
ITOCHU Corp.	28,900	353,789
Marubeni Corp.	429,300	2,385,834

		3,341,654
Transportation Infrastructure — 0.4%
Atlantia SpA	299,159	7,988,784
Beijing Capital International Airport Co. Ltd., H Shares	3,630,000	3,737,008
CCR SA	1,239,177	5,508,338
China Merchants Holdings International Co. Ltd.	2,173,196	7,943,893
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	1,087,398	8,581,080
Grupo Aeroportuario del Sureste SAB de CV — ADR	41,657	6,232,304
Jiangsu Expressway Co. Ltd., H Shares	5,332,000	6,652,161
Zhejiang Expressway Co. Ltd., H Shares	1,676,000	1,928,813

		48,572,381
Water Utilities — 0.1%
Aguas Andinas SA	41,145	21,771
American Water Works Co., Inc.	9,093	472,018
Guangdong Investment Ltd.	640,000	867,880
Severn Trent Plc	276,171	9,494,863

		10,856,532
Wireless Telecommunication Services — 0.7%
Advanced Info Service Pcl — NVDR	299,000	2,120,378
China Mobile Ltd.	978,500	12,809,354
China Mobile Ltd. — ADR	88,240	5,735,600
DiGi.Com BHD	1,539,300	2,173,794
Far EasTone Telecommunications Co. Ltd.	7,177,402	16,800,279
KCell JSC — GDR	81,782	564,296
Rogers Communications, Inc., Class B	464,101	16,273,787
SK Telecom Co. Ltd.	31,297	6,716,769
SK Telecom Co. Ltd. — ADR	88,741	2,128,897
Taiwan Mobile Co. Ltd.	1,052,000	3,479,108
Tim Participacoes SA	55,100	150,304

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	31

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Wireless Telecommunication Services (concluded)
Vodacom Group Ltd.		68,722	$794,523
Vodafone Group PLC		5,271,607	19,968,775

			89,715,864
Total Common Stocks — 23.6%			2,858,239,282

Corporate Bonds		Par (000)
Aerospace & Defense — 0.2%
Boeing Capital Corp., 2.13%, 8/15/16	USD	500	506,024
The Boeing Co.:
3.75%, 11/20/16		565	586,633
2.35%, 10/30/21		270	269,887
5.88%, 2/15/40		845	1,078,725
DigitalGlobe, Inc., 5.25%, 2/01/21 (a)		831	797,760
General Dynamics Corp., 2.25%, 11/15/22		695	661,115
Honeywell International, Inc.:
4.25%, 3/01/21		750	831,577
5.38%, 3/01/41		690	816,576
Huntington Ingalls Industries, Inc.:
7.13%, 3/15/21		500	529,375
5.00%, 12/15/21 (a)		946	972,015
KLX, Inc., 5.88%, 12/01/22 (a)		845	849,225
Lockheed Martin Corp.:
2.13%, 9/15/16		725	734,077
3.60%, 3/01/35		220	208,133
4.07%, 12/15/42		945	886,356
3.80%, 3/01/45		500	443,691
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 (a)		100	97,500
Northrop Grumman Corp., 4.75%, 6/01/43		250	256,316
Precision Castparts Corp.:
2.25%, 6/15/20		600	600,443
4.20%, 6/15/35		400	404,336
Raytheon Co.:
4.40%, 2/15/20		895	982,209
4.70%, 12/15/41		645	693,950
Spirit AeroSystems, Inc., 5.25%, 3/15/22		1,100	1,130,250
TransDigm, Inc., 5.50%, 10/15/20		720	718,992
United Technologies Corp.:
5.38%, 12/15/17		1,890	2,067,798
1.78%, 5/04/18 (c)		2,500	2,502,405
3.10%, 6/01/22		1,275	1,286,006
4.50%, 6/01/42		2,260	2,266,947
4.15%, 5/15/45		500	476,035

			23,654,356
Air Freight & Logistics — 0.1%
United Parcel Service, Inc.:
1.13%, 10/01/17		545	545,523
6.20%, 1/15/38		855	1,087,442
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	743	855,779
XPO Logistics, Inc.:
7.88%, 9/01/19 (a)	USD	1,375	1,469,531
5.75%, 6/15/21	EUR	325	354,914
6.50%, 6/15/22 (a)	USD	2,338	2,300,007

			6,613,196
Airlines — 0.1%
American Airlines Group, Inc.:
5.50%, 10/01/19 (a)		410	419,737
4.63%, 3/01/20 (a)		1,042	1,018,555
American Airlines Pass-Through Trust, 6.00%, 1/15/17 (a)		3,355	3,460,330

Corporate Bonds		Par (000)	Value
Continental Airlines Pass-Through Certificates, 6.13%, 4/29/18	USD	1,185	$1,238,325
Continental Airlines Pass-Through Trust, 9.00%, 7/08/16		847	899,642
Hong Kong Aviation Ltd., 7.50%, 11/04/16	CNH	8,400	1,365,448
SriLankan Airlines Ltd., 5.30%, 6/27/19	USD	3,500	3,436,300
U.S. Airways Group, Inc., 6.13%, 6/01/18		150	156,750
United Airlines Pass-Through Trust, 3.75%, 9/03/26		970	962,725
Virgin Australia Trust:
Series 2013-1, Class A, 5.00%, 10/23/23 (a)		1,367	1,421,689
Series 2013-1, Class C, 7.13%, 10/23/18 (a)		1,387	1,411,728

			15,791,229
Auto Components — 0.2%
American Axle & Manufacturing, Inc., 6.63%, 10/15/22		500	522,500
Autodis SA, 6.50%, 2/01/19	EUR	144	164,672
The Goodyear Tire & Rubber Co.:
8.25%, 8/15/20	USD	150	156,750
6.50%, 3/01/21		800	847,000
7.00%, 5/15/22		375	408,281
Lear Corp., 5.25%, 1/15/25		500	496,250
MPG Holdco I, Inc., 7.38%, 10/15/22		500	531,275
Nexteer Automotive Group Ltd., 5.88%, 11/15/21 (a)		900	900,000
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (a)		306	320,535
Rhino Bondco SpA, 7.25%, 11/15/20	EUR	590	698,470
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 7/15/21		2,000	2,228,128
Schaeffler Finance BV:
4.25%, 5/15/21 (a)	USD	300	294,750
4.75%, 5/15/21 (a)		700	701,750
4.75%, 5/15/23 (a)		700	684,250
3.25%, 5/15/25	EUR	750	786,621
Schaeffler Holding Finance BV:
6.88% (6.88% Cash or 7.63% PIK), 8/15/18 (h)		1,100	1,250,357
6.88% (6.88% Cash or 7.63% PIK), 8/15/18 (a)(h)	USD	1,440	1,490,400
6.25% (6.25% Cash or 6.75% PIK), 11/15/19 (a)(h)		942	994,987
5.75% (5.75% Cash or 6.50% PIK), 11/15/21 (h)	EUR	1,100	1,292,736
6.75% (6.75% Cash or 7.25% PIK), 11/15/22 (a)(h)	USD	2,332	2,524,390
Tenneco, Inc., 6.88%, 12/15/20		100	104,750
ZF North America Capital, Inc.:
2.25%, 4/26/19	EUR	900	982,247
4.00%, 4/29/20 (a)	USD	800	807,000
4.50%, 4/29/22 (a)		790	778,150
2.75%, 4/27/23	EUR	2,400	2,517,188
4.75%, 4/29/25 (a)	USD	1,522	1,487,755

			23,971,192
Automobiles — 0.1%
FCA US LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21		1,700	1,842,375
Fiat Chrysler Automobiles NV:
4.50%, 4/15/20		810	814,050
5.25%, 4/15/23		2,025	2,037,656
Ford Motor Co.:
7.45%, 7/16/31		130	166,052
4.75%, 1/15/43		260	255,104

See Notes to Financial Statements.

32	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Automobiles (concluded)
General Motors Co.:
3.50%, 10/02/18	USD	1,395	$1,418,966
5.20%, 4/01/45		100	96,767
Hyundai Capital America, 3.75%, 4/06/16 (a)		1,177	1,196,671
Jaguar Land Rover Automotive PLC:
4.13%, 12/15/18 (a)		250	252,500
4.25%, 11/15/19 (a)		200	201,000
3.50%, 3/15/20 (a)		850	820,250
5.00%, 2/15/22	GBP	287	449,761
5.63%, 2/01/23 (a)	USD	150	151,500
Renault SA, 3.13%, 3/05/21	EUR	738	879,709
Volkswagen International Finance NV:
3.50% (b)(i)		300	308,843
4.63% (b)(i)		305	353,389

			11,244,593
Banks — 3.4%
ABN AMRO Bank NV, 1.80%, 6/04/18 (a)	USD	2,000	1,999,994
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	865	879,687
Australia & New Zealand Banking Group Ltd.:
1.25%, 1/10/17	USD	1,400	1,403,616
2.25%, 6/13/19		730	734,893
Banca Monte dei Paschi di Siena SpA, 3.63%, 4/01/19	EUR	4,300	4,830,664
Banco Bilbao Vizcaya Argentaria SA, 6.75% (b)(i)		4,200	4,666,283
Banco Popolare SC:
3.50%, 3/14/19		1,330	1,512,022
2.75%, 7/27/20		650	710,650
Banco Popular Espanol SA, 8.25% (b)(i)		3,400	3,790,059
Bank of America Corp.:
6.50%, 8/01/16	USD	4,184	4,393,660
3.88%, 3/22/17		190	196,884
1.70%, 8/25/17		4,890	4,903,628
6.40%, 8/28/17		720	785,812
6.00%, 9/01/17		780	845,632
5.75%, 12/01/17		630	684,377
2.00%, 1/11/18		1,770	1,775,991
5.65%, 5/01/18		760	831,408
2.60%, 1/15/19		2,900	2,935,023
2.25%, 4/21/20		2,185	2,152,677
5.63%, 7/01/20		930	1,047,099
5.00%, 5/13/21		1,350	1,485,502
3.30%, 1/11/23		520	512,589
4.13%, 1/22/24		500	517,329
4.00%, 4/01/24		750	767,945
4.20%, 8/26/24		530	532,173
4.00%, 1/22/25		850	833,830
5.88%, 2/07/42		290	340,363
5.00%, 1/21/44		1,640	1,727,464
4.88%, 4/01/44		900	935,212
Bank of America N.A., 5.30%, 3/15/17		1,240	1,310,938
Bank of India, 3.13%, 5/06/20		665	660,279
Bank of Ireland:
3.25%, 1/15/19	EUR	580	682,959
1.25%, 4/09/20		320	351,339
4.25%, 6/11/24 (b)		6,607	7,446,099
Bank of Montreal:
1.30%, 7/15/16	USD	610	612,842
1.40%, 9/11/17		1,090	1,090,373
1.80%, 7/31/18		600	600,214
2.38%, 1/25/19		1,100	1,113,631
The Bank of Nova Scotia:
1.38%, 7/15/16		500	502,745

Corporate Bonds		Par (000)	Value
Banks (continued)
1.38%, 12/18/17	USD	1,840	$1,833,972
1.70%, 6/11/18		600	600,066
2.05%, 10/30/18		840	846,108
2.80%, 7/21/21		610	613,588
Bankia SA:
3.50%, 1/17/19	EUR	400	464,240
4.00%, 5/22/24 (b)		7,200	7,832,892
Barclays Bank PLC:
2.50%, 2/20/19	USD	2,000	2,023,460
5.13%, 1/08/20		740	824,592
3.75%, 5/15/24		900	911,299
Barclays PLC:
2.00%, 3/16/18		2,500	2,497,103
4.38%, 9/11/24		20,500	20,015,319
BB&T Corp.:
4.90%, 6/30/17		500	527,414
1.60%, 8/15/17		1,260	1,264,633
2.45%, 1/15/20		700	703,895
The Bear Stearns Cos. LLC, 5.55%, 1/22/17		650	686,085
BNP Paribas SA:
1.25%, 12/12/16		2,000	2,003,380
2.38%, 9/14/17		740	752,422
2.40%, 12/12/18		1,360	1,377,260
3.25%, 3/03/23		1,070	1,074,034
BPCE SA:
1.63%, 2/10/17		500	503,843
1.61%, 7/25/17		150	150,274
2.50%, 12/10/18		840	853,329
2.50%, 7/15/19		750	757,615
4.50%, 3/15/25 (a)		550	536,441
5.25%, 4/16/29	GBP	300	496,903
Branch Banking & Trust Co.:
1.05%, 12/01/16	USD	1,410	1,410,350
2.85%, 4/01/21		1,050	1,064,949
Canadian Imperial Bank of Commerce, 1.35%, 7/18/16		1,200	1,206,502
CIT Group, Inc.:
5.00%, 5/15/17		1,200	1,242,000
4.25%, 8/15/17		1,325	1,354,813
5.25%, 3/15/18		550	570,625
6.63%, 4/01/18 (a)		890	958,975
5.50%, 2/15/19 (a)		3,127	3,306,803
3.88%, 2/19/19		900	904,500
5.00%, 8/15/22		1,400	1,422,750
5.00%, 8/01/23		605	611,050
Citigroup, Inc.:
6.13%, 11/21/17		1,000	1,095,612
1.85%, 11/24/17		600	601,400
1.80%, 2/05/18		800	798,582
1.70%, 4/27/18		800	793,778
6.13%, 5/15/18		590	654,767
2.15%, 7/30/18		1,500	1,505,034
2.50%, 9/26/18		950	961,974
2.50%, 7/29/19		1,100	1,103,164
2.40%, 2/18/20		1,000	993,550
5.38%, 8/09/20		970	1,087,105
4.50%, 1/14/22		570	614,986
3.75%, 6/16/24		480	481,422
3.30%, 4/27/25		500	483,236
5.50%, 9/13/25		480	525,474
8.13%, 7/15/39		710	1,030,791
5.88%, 1/30/42		490	574,476
6.68%, 9/13/43		350	435,487

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	33

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Banks (continued)
4.95%, 11/07/43	USD	1,060	$1,118,969
Commerzbank AG:
7.75%, 3/16/21	EUR	7,800	10,506,622
8.13%, 9/19/23 (a)	USD	17,666	20,608,449
Commonwealth Bank of Australia:
1.40%, 9/08/17		500	501,051
1.90%, 9/18/17		1,345	1,360,653
2.50%, 9/20/18		650	664,448
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
5.50% (b)(i)	EUR	4,200	4,774,090
3.38%, 1/19/17	USD	2,180	2,248,212
2.25%, 1/14/20		750	747,519
4.50%, 1/11/21		430	469,656
3.88%, 2/08/22		820	858,014
4.63%, 12/01/23		1,150	1,189,408
4.38%, 8/04/25		700	703,229
4.63%, 5/23/29	GBP	285	462,529
5.25%, 5/24/41	USD	1,040	1,161,766
5.25%, 8/04/45		7,890	8,033,843
Credit Agricole SA:
6.50% (b)(i)	EUR	1,670	1,894,608
2.38%, 5/20/24		100	116,803
2.63%, 3/17/27		2,600	2,723,675
Danske Bank A/S:
5.75% (b)(i)		300	336,476
5.88% (b)(i)		4,100	4,592,879
Deutsche Bank AG:
6.00%, 9/01/17	USD	1,040	1,127,689
2.50%, 2/13/19		965	971,968
3.70%, 5/30/24		450	450,141
2.75%, 2/17/25	EUR	2,900	3,073,916
Deutsche Telekom International Finance BV, 4.88%, 3/06/42 (a)	USD	590	601,060
Development Bank of Mongolia LLC, 5.75%, 3/21/17		3,750	3,600,000
Fifth Third Bank:
1.45%, 2/28/18		400	396,650
2.88%, 10/01/21		610	609,680
HSBC Bank USA N.A., 4.88%, 8/24/20		670	740,639
HSBC Finance Corp.:
5.50%, 1/19/16		680	694,257
6.68%, 1/15/21		1,000	1,167,480
HSBC Holdings PLC:
5.25% (b)(i)	EUR	4,200	4,687,603
4.25%, 3/14/24	USD	600	610,620
3.00%, 6/30/25	EUR	270	302,150
6.50%, 5/02/36	USD	600	719,402
6.50%, 9/15/37		750	900,594
6.80%, 6/01/38		830	1,042,431
6.00%, 3/29/40	GBP	430	793,890
6.10%, 1/14/42	USD	750	935,801
5.25%, 3/14/44		1,550	1,624,913
HSBC USA, Inc.:
1.30%, 6/23/17		1,010	1,012,481
2.25%, 6/23/19		1,000	1,000,655
2.38%, 11/13/19		800	799,216
2.35%, 3/05/20		1,000	994,259
5.00%, 9/27/20		380	423,502
The Huntington National Bank, 2.00%, 6/30/18		2,985	2,989,609
Ibercaja Banco SA, 5.00%, 7/28/25 (b)	EUR	3,000	3,289,312
ICICI Bank Ltd., 6.38%, 4/30/22 (b)	USD	3,000	3,105,000
Intesa Sanpaolo SpA:
2.38%, 1/13/17		2,640	2,650,330

Corporate Bonds		Par (000)	Value
Banks (continued)
1.13%, 3/04/22	EUR	230	$244,140
5.25%, 1/12/24	USD	490	531,162
5.02%, 6/26/24 (a)		1,300	1,281,108
2.86%, 4/23/25	EUR	595	621,172
3.93%, 9/15/26		4,300	4,858,092
JPMorgan Chase & Co.:
1.35%, 2/15/17	USD	1,090	1,091,008
1.80%, 1/25/18		1,420	1,422,547
1.70%, 3/01/18		1,650	1,647,429
6.30%, 4/23/19		800	914,446
2.20%, 10/22/19		1,345	1,342,822
2.25%, 1/23/20		1,000	987,239
4.95%, 3/25/20		1,000	1,103,952
4.35%, 8/15/21		1,380	1,478,841
3.88%, 2/01/24		855	877,488
3.88%, 9/10/24		500	493,841
3.13%, 1/23/25		750	720,990
4.13%, 12/15/26		550	546,572
6.40%, 5/15/38		270	340,554
5.40%, 1/06/42		550	618,420
5.63%, 8/16/43		350	383,742
4.95%, 6/01/45		600	599,925
Keybank N.A., 1.70%, 6/01/18		1,505	1,502,011
Lloyds Bank PLC:
1.75%, 5/14/18		935	934,280
10.75%, 12/16/21 (b)	GBP	100	174,922
3.50%, 5/14/25		1,185	1,173,187
Lloyds Banking Group PLC, 7.00% (b)(i)		4,040	6,443,117
Macquarie Bank Ltd., 10.25%, 6/20/57 (b)	USD	3,000	3,289,680
Manufacturers & Traders Trust Co.:
2.30%, 1/30/19		500	503,977
2.25%, 7/25/19		750	753,151
MUFG Union Bank N.A.:
3.00%, 6/06/16		750	762,952
2.25%, 5/06/19		770	770,480
National Australia Bank Ltd.:
1.30%, 7/25/16		500	502,659
2.63%, 7/23/20		4,500	4,525,321
3.00%, 1/20/23		610	610,439
Novo Banco SA:
2.63%, 5/08/17	EUR	800	869,802
4.75%, 1/15/18		1,500	1,700,874
4.00%, 1/21/19		5,400	6,045,202
Oversea-Chinese Banking Corp. Ltd., 3.15%, 3/11/23 (b)	USD	3,000	3,039,171
PNC Bank N.A.:
1.30%, 10/03/16 (e)		1,500	1,504,041
1.13%, 1/27/17 (e)		840	839,289
4.88%, 9/21/17 (e)		350	372,808
2.25%, 7/02/19 (e)		1,520	1,524,606
2.70%, 11/01/22 (e)		300	289,149
4.20%, 11/01/25 (e)		1,250	1,314,537
PNC Funding Corp.:
4.38%, 8/11/20 (e)		750	818,614
3.30%, 3/08/22 (e)		1,010	1,035,218
Popular, Inc., 7.00%, 7/01/19		20,625	19,800,000
Provident Funding Associates LP/PFG Finance Corp., 6.75%, 6/15/21 (a)		75	72,000
Regions Financial Corp., 2.00%, 5/15/18		1,560	1,554,727
Rizal Commercial Banking Corp., 4.25%, 1/22/20		450	470,823
Royal Bank of Canada:
1.20%, 1/23/17		1,270	1,273,872

See Notes to Financial Statements.

34	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Banks (continued)
1.40%, 10/13/17	USD	710	$709,112
1.50%, 1/16/18		750	749,411
2.20%, 7/27/18		1,360	1,378,651
Santander Holdings USA, Inc., 4.63%, 4/19/16		3,110	3,185,990
Skandinaviska Enskilda Banken AB, 5.75% (b)(i)		4,500	4,528,125
Société Générale SA:
8.25% (b)(i)		3,120	3,338,400
2.50%, 9/16/26 (b)	EUR	200	217,805
Sumitomo Mitsui Banking Corp.:
1.35%, 7/11/17	USD	1,340	1,336,441
2.50%, 7/19/18		1,750	1,780,767
2.25%, 7/11/19		500	498,657
2.45%, 1/16/20		1,500	1,500,179
Svenska Handelsbanken AB:
5.25% (b)(i)		465	460,292
3.13%, 7/12/16		750	766,220
2.88%, 4/04/17		250	257,009
2.25%, 6/17/19		500	504,127
Swedbank AB:
5.50% (b)(i)		1,000	996,793
1.60%, 3/02/18 (a)		2,000	1,995,202
2.20%, 3/04/20 (a)		980	977,276
The Toronto-Dominion Bank:
2.38%, 10/19/16		1,630	1,658,976
1.75%, 7/23/18		655	654,685
2.63%, 9/10/18		1,330	1,364,642
2.25%, 11/05/19		1,000	1,006,305
U.S. Bancorp:
2.20%, 11/15/16		500	507,859
1.95%, 11/15/18		2,230	2,251,056
3.00%, 3/15/22		500	505,675
3.70%, 1/30/24		790	824,332
U.S. Bank N.A., 2.13%, 10/28/19		1,120	1,123,959
UA Finance BVI Ltd., 6.90%, 5/02/18	CNH	28,000	4,557,310
UBS AG:
1.38%, 6/01/17	USD	2,090	2,084,673
1.80%, 3/26/18	EUR	2,025	2,024,658
2.35%, 3/26/20		1,690	1,687,903
UBS Group AG:
5.75% (b)(i)		3,325	3,802,311
6.88% (i)		225	225,911
7.00% (b)(i)		900	929,515
7.13% (b)(i)		2,300	2,405,800
UniCredit SpA:
6.95%, 10/31/22		780	1,020,397
5.75%, 10/28/25 (b)		4,500	5,430,226
Wachovia Corp.:
5.75%, 6/15/17	USD	1,000	1,084,077
5.75%, 2/01/18		2,350	2,585,399
Wells Fargo & Co.:
3.68%, 6/15/16 (c)		650	666,138
5.13%, 9/15/16		950	989,657
2.10%, 5/08/17		1,200	1,218,662
1.40%, 9/08/17		700	700,920
2.60%, 7/22/20		820	823,849
3.50%, 3/08/22		1,200	1,237,493
4.48%, 1/16/24		800	841,338
3.30%, 9/09/24		500	495,685
3.00%, 2/19/25		455	437,748
4.10%, 6/03/26		500	502,779
4.30%, 7/22/27		470	478,338
5.38%, 2/07/35		540	618,459
5.38%, 11/02/43		850	919,046

Corporate Bonds		Par (000)	Value
Banks (continued)
5.61%, 1/15/44	USD	1,550	$1,732,051
4.65%, 11/04/44		460	447,989
3.90%, 5/01/45		580	532,425
Westpac Banking Corp.:
1.20%, 5/19/17		1,840	1,842,602
4.88%, 11/19/19		600	665,284

			412,079,342
Beverages — 0.2%
Anheuser-Busch Cos. LLC, 5.75%, 4/01/36		1,205	1,422,381
Anheuser-Busch InBev Finance, Inc.:
3.70%, 2/01/24		1,130	1,160,389
4.63%, 2/01/44		330	339,325
Anheuser-Busch InBev NV, 4.00%, 9/24/25	GBP	480	805,476
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/17	USD	1,880	1,888,971
5.38%, 1/15/20		1,250	1,414,481
2.50%, 7/15/22		825	795,383
8.20%, 1/15/39		350	528,507
3.75%, 7/15/42		250	224,865
Brown-Forman Corp., 4.50%, 7/15/45		400	408,401
The Coca-Cola Co.:
1.15%, 4/01/18		1,700	1,693,911
1.65%, 11/01/18		1,000	1,005,808
2.50%, 4/01/23		535	520,991
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43		250	279,353
Constellation Brands, Inc.:
7.25%, 9/01/16		200	211,000
7.25%, 5/15/17		750	813,750
3.75%, 5/01/21		500	499,870
6.00%, 5/01/22		350	386,750
4.25%, 5/01/23		500	500,000
Cott Beverages, Inc.:
6.75%, 1/01/20 (a)		400	416,500
5.38%, 7/01/22		400	391,000
Diageo Capital PLC:
1.50%, 5/11/17		1,000	1,001,563
2.63%, 4/29/23		480	458,177
Diageo Investment Corp.:
2.88%, 5/11/22		500	491,596
7.45%, 4/15/35		350	476,440
PepsiCo, Inc.:
1.25%, 8/13/17		675	675,944
5.00%, 6/01/18		770	843,325
3.00%, 8/25/21		1,250	1,280,277
2.75%, 3/05/22		1,270	1,260,781
3.10%, 7/17/22		900	915,075
3.60%, 3/01/24		615	634,850
2.75%, 4/30/25		800	769,125
3.60%, 8/13/42		1,375	1,235,657
SABMiller Holdings, Inc., 2.45%, 1/15/17 (a)		1,560	1,586,423

			27,336,345
Biotechnology — 0.1%
Amgen, Inc.:
2.13%, 5/01/20		1,250	1,229,675
5.50%, 12/07/26	GBP	350	648,482
5.38%, 5/15/43	USD	950	1,027,424
Baxalta, Inc., 2.00%, 6/22/18 (a)		105	104,952
Gilead Sciences, Inc.:
2.35%, 2/01/20		1,115	1,119,486
3.50%, 2/01/25		1,385	1,389,904
4.80%, 4/01/44		170	175,249

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	35

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Biotechnology (concluded)
4.50%, 2/01/45	USD	1,660	$1,647,339

			7,342,511
Building Products — 0.2%
Abengoa Finance SAU, 8.88%, 11/01/17 (a)		400	382,000
Aguila 3 SA, 7.88%, 1/31/18 (a)		1,700	1,744,625
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (a)		490	499,800
Astaldi SpA, 7.13%, 12/01/20	EUR	1,765	2,049,869
Building Materials Corp. of America:
6.75%, 5/01/21 (a)	USD	800	840,000
5.38%, 11/15/24 (a)		720	721,728
Griffon Corp., 5.25%, 3/01/22		375	365,625
Hanson Ltd., 6.13%, 8/15/16		625	650,081
HD Supply, Inc., 5.25%, 12/15/21 (a)		3,098	3,190,940
Lafarge SA:
6.50%, 7/15/16		450	470,736
7.13%, 7/15/36		75	91,646
LSF9 Balta Issuer SA, 7.75%, 9/15/22	EUR	600	672,063
Masco Corp.:
6.13%, 10/03/16	USD	550	577,665
7.13%, 3/15/20		100	116,500
4.45%, 4/01/25		500	501,250
Masonite International Corp., 5.63%, 3/15/23 (a)		360	370,800
Nortek, Inc., 8.50%, 4/15/21		500	535,000
Ply Gem Industries, Inc., 6.50%, 2/01/22		1,685	1,666,044
USG Corp.:
9.75%, 1/15/18		2,070	2,354,625
5.88%, 11/01/21 (a)		1,368	1,432,980
5.50%, 3/01/25 (a)		184	184,460

			19,418,437
Capital Markets — 0.9%
1MDB Global Investments Ltd., 4.40%, 3/09/23		3,000	2,541,612
American Capital Ltd., 6.50%, 9/15/18 (a)		2,463	2,543,047
Ameriprise Financial, Inc., 4.00%, 10/15/23		780	819,274
The Bank of New York Mellon Corp.:
2.40%, 1/17/17		1,000	1,016,804
2.20%, 5/15/19		1,650	1,663,160
2.30%, 9/11/19		365	365,895
2.15%, 2/24/20		750	744,298
3.55%, 9/23/21		480	502,625
3.65%, 2/04/24		830	851,322
The Charles Schwab Corp.:
4.45%, 7/22/20		550	608,516
3.00%, 3/10/25		270	265,398
Credit Suisse:
1.38%, 5/26/17		3,370	3,369,710
1.70%, 4/27/18		2,190	2,179,372
2.30%, 5/28/19		1,500	1,506,345
5.30%, 8/13/19		750	831,815
3.00%, 10/29/21		580	579,302
3.63%, 9/09/24		2,000	2,003,074
Credit Suisse AG, 6.50%, 8/08/23 (a)		10,000	11,050,000
Credit Suisse Group Funding Guernsey Ltd., 3.00%, 5/27/22	GBP	320	491,390
Credit Suisse USA, Inc., 7.13%, 7/15/32	USD	350	462,704
Deutsche Bank AG, 1.13%, 3/17/25	EUR	400	408,872
E*TRADE Financial Corp., 5.38%, 11/15/22	USD	1,108	1,155,090
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	1,973	2,118,092
Franklin Resources, Inc., 2.85%, 3/30/25	USD	800	775,049
The Goldman Sachs Group, Inc.:
5.75%, 10/01/16		800	842,208
6.25%, 9/01/17		3,808	4,161,740
2.38%, 1/22/18		2,140	2,171,471

Corporate Bonds		Par (000)	Value
Capital Markets (concluded)
2.90%, 7/19/18	USD	930	$954,781
2.55%, 10/23/19		630	633,755
2.60%, 4/23/20		1,500	1,499,527
5.25%, 7/27/21		1,450	1,614,094
3.85%, 7/08/24		2,180	2,203,945
3.75%, 5/22/25		395	393,941
6.13%, 2/15/33		970	1,166,615
6.75%, 10/01/37		440	526,546
6.25%, 2/01/41		2,120	2,545,105
4.80%, 7/08/44		350	355,840
5.15%, 5/22/45		140	138,685
Huarong Finance II Co. Ltd., 5.50%, 1/16/25		5,000	5,216,340
Invesco Finance PLC:
3.13%, 11/30/22		370	371,717
4.00%, 1/30/24		1,010	1,046,545
KCG Holdings, Inc., 6.88%, 3/15/20 (a)		350	332,500
Morgan Stanley:
5.45%, 1/09/17		930	981,815
5.55%, 4/27/17		2,700	2,880,322
1.88%, 1/05/18		1,000	1,003,182
6.63%, 4/01/18		2,726	3,053,515
2.13%, 4/25/18		4,020	4,049,639
2.20%, 12/07/18		225	227,374
2.38%, 7/23/19		1,000	998,041
2.65%, 1/27/20		2,000	2,007,368
5.75%, 1/25/21		2,370	2,693,142
3.88%, 4/29/24		860	873,302
3.70%, 10/23/24		1,305	1,306,813
4.00%, 7/23/25		365	372,153
4.35%, 9/08/26		550	548,992
6.38%, 7/24/42		1,470	1,842,616
4.30%, 1/27/45		665	632,161
Northern Trust Corp., 3.38%, 8/23/21		870	911,474
Richtex Holdings Ltd. Via Ocean Wealth Ltd., 5.25%, 7/07/17	CNH	5,000	809,794
State Street Corp.:
4.38%, 3/07/21	USD	500	550,335
3.10%, 5/15/23		1,040	1,024,864
TD Ameritrade Holding Corp., 2.95%, 4/01/22		900	898,959
UBS AG:
1.38%, 8/14/17		1,200	1,196,012
5.88%, 12/20/17		970	1,063,859
5.75%, 4/25/18		750	827,697
4.75%, 2/12/26 (b)	EUR	5,260	6,262,372
Walter Investment Management Corp., 7.88%, 12/15/21	USD	225	210,937
Zhongrong International Bonds 2015 Ltd., 6.00%, 6/15/18		1,000	991,850

			103,246,709
Chemicals — 0.5%
Air Products & Chemicals, Inc.:
1.20%, 10/15/17		500	498,599
3.35%, 7/31/24		500	502,903
Airgas, Inc., 2.95%, 6/15/16		630	639,040
Ashland, Inc.:
3.88%, 4/15/18		1,212	1,249,027
4.75%, 8/15/22		825	832,219
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding, 7.38%, 5/01/21 (a)		1,580	1,682,700
Celanese U.S. Holdings LLC, 4.63%, 11/15/22		50	49,125
The Chemours Co.:
5.75%, 7/15/21		2,000	2,020,000
6.63%, 5/15/23 (a)		1,243	1,093,840
7.00%, 5/15/25 (a)		841	737,717

See Notes to Financial Statements.

36	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Chemicals (concluded)
E.I. Du Pont de Nemours & Co.:
3.63%, 1/15/21	USD	1,065	$1,115,989
6.50%, 1/15/28		400	499,356
4.15%, 2/15/43		250	238,217
Eagle Spinco, Inc., 4.63%, 2/15/21		500	486,250
Eastman Chemical Co.:
3.80%, 3/15/25		180	177,225
4.65%, 10/15/44		180	171,742
Formosa Group Cayman Ltd., 3.38%, 4/22/25		2,000	1,911,000
Huntsman International LLC:
4.88%, 11/15/20		3,010	2,949,800
8.63%, 3/15/21		40	41,940
5.13%, 4/15/21	EUR	1,153	1,316,933
INEOS Group Holdings SA:
6.13%, 8/15/18 (a)	USD	200	203,500
5.88%, 2/15/19 (a)		4,620	4,660,425
LyondellBasell Industries NV, 4.63%, 2/26/55		290	254,798
Momentive Performance Materials, Inc., 3.88%, 10/24/21		700	607,250
Monitchem HoldCo 3 SA, 5.25%, 6/15/21	EUR	500	551,914
Monsanto Co.:
2.75%, 4/15/16	USD	605	612,363
4.20%, 7/15/34		695	635,553
4.40%, 7/15/44		835	743,253
4.70%, 7/15/64		150	130,163
Platform Specialty Products Corp., 6.50%, 2/01/22 (a)		2,071	2,143,485
PolyOne Corp., 5.25%, 3/15/23		400	397,000
Potash Corp. of Saskatchewan, Inc.:
4.88%, 3/30/20		500	550,983
3.63%, 3/15/24		825	832,222
5.63%, 12/01/40		200	224,023
PPG Industries, Inc.:
1.90%, 1/15/16		175	176,039
6.65%, 3/15/18		230	257,711
5.50%, 11/15/40		335	391,285
Praxair, Inc.:
4.50%, 8/15/19		750	819,341
2.45%, 2/15/22		665	652,629
3.55%, 11/07/42		200	180,037
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	709	791,507
Rayonier AM Products, Inc., 5.50%, 6/01/24 (a)	USD	400	339,000
The Sherwin-Williams Co., 1.35%, 12/15/17		500	498,246
Sinochem Offshore Capital Co. Ltd., 3.25%, 4/29/19		18,968	19,235,638
TPC Group, Inc., 8.75%, 12/15/20 (a)		600	538,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	725	803,238
Tronox Finance LLC:
6.38%, 8/15/20	USD	700	574,000
7.50%, 3/15/22 (a)		275	225,500
WR Grace & Co., 5.13%, 10/01/21 (a)		450	454,500
Yingde Gases Investment Ltd., 8.13%, 4/22/18		2,500	2,337,500

			59,035,225
Commercial Services & Supplies — 0.2%
AA Bond Co. Ltd.:
9.50%, 7/31/19	GBP	373	634,190
5.50%, 7/31/22		535	830,259
ACCO Brands Corp., 6.75%, 4/30/20		100	106,000
The ADT Corp.:
2.25%, 7/15/17		350	348,687
4.13%, 4/15/19		575	584,344
6.25%, 10/15/21		925	980,500
3.50%, 7/15/22		650	595,153
4.13%, 6/15/23		75	70,125

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (concluded)
4.88%, 7/15/42	USD	425	$331,500
Ahern Rentals, Inc., 7.38%, 5/15/23 (a)		435	411,075
Algeco Scotsman Global Finance PLC, 8.50%, 10/15/18 (a)		750	699,927
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (h)	EUR	2,273	2,628,719
Cenveo Corp., 6.00%, 8/01/19 (a)	USD	300	268,500
Clean Harbors, Inc.:
5.25%, 8/01/20		450	460,755
5.13%, 6/01/21		450	453,375
Covanta Holding Corp., 5.88%, 3/01/24		1,690	1,664,650
Envision Healthcare Corp., 5.13%, 7/01/22 (a)		325	328,250
ERAC USA Finance LLC:
6.20%, 11/01/16 (a)		407	430,383
6.38%, 10/15/17 (a)		470	516,175
GCL Holdings SCA, 9.38%, 4/15/18	EUR	1,000	1,147,671
ICTSI Treasury BV, 4.63%, 1/16/23	USD	1,900	1,921,375
IVS F. SpA, 7.13%, 4/01/20	EUR	483	559,629
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (a)	USD	1,150	1,224,750
Mobile Mini, Inc., 7.88%, 12/01/20		1,211	1,259,440
Modular Space Corp., 10.25%, 1/31/19 (a)		3,130	2,441,400
Royal Capital BV, 6.25% (b)(i)		2,150	2,261,907
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		3,040	3,100,800
Tervita Corp., 8.00%, 11/15/18 (a)		100	88,000
West Corp., 5.38%, 7/15/22 (a)		725	688,750

			27,036,289
Communications Equipment — 0.2%
Cisco Systems, Inc.:
1.10%, 3/03/17		1,325	1,329,669
1.65%, 6/15/18		900	903,694
2.13%, 3/01/19		1,750	1,767,717
2.45%, 6/15/20		600	605,615
3.50%, 6/15/25		320	325,096
5.90%, 2/15/39		820	989,322
5.50%, 1/15/40		450	523,039
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (a)		1,776	1,753,800
Harris Corp., 5.05%, 4/27/45		115	109,458
Hughes Satellite Systems Corp.:
6.50%, 6/15/19		732	803,279
7.63%, 6/15/21		500	553,125
Inmarsat Finance PLC, 4.88%, 5/15/22 (a)		1,083	1,064,047
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		1,450	1,437,313
7.25%, 10/15/20		5,466	5,418,173
7.50%, 4/01/21		125	124,375
5.50%, 8/01/23		1,820	1,651,650
Motorola Solutions, Inc., 5.50%, 9/01/44		180	171,240
Plantronics, Inc., 5.50%, 5/31/23 (a)		636	645,540
QUALCOMM, Inc.:
1.40%, 5/18/18		645	637,507
2.25%, 5/20/20		600	592,453
3.00%, 5/20/22		665	646,722
3.45%, 5/20/25		500	473,481
4.65%, 5/20/35		400	373,798
4.80%, 5/20/45		400	361,341
Telesat Canada/Telesat LLC, 6.00%, 5/15/17 (a)		400	406,750
ViaSat, Inc., 6.88%, 6/15/20		100	105,750

			23,773,954
Construction & Engineering — 0.1%
ABB Finance USA, Inc., 4.38%, 5/08/42		365	361,995

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	37

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Construction & Engineering (concluded)
Abengoa Finance SAU, 6.00%, 3/31/21	EUR	2,409	$1,984,262
Abengoa Greenfield SA, 6.50%, 10/01/19 (a)	USD	865	683,350
AECOM:
5.75%, 10/15/22 (a)		1,050	1,065,750
5.88%, 10/15/24 (a)		1,032	1,047,480
China City Construction International Co. Ltd., 5.35%, 7/03/17	CNH	20,000	3,198,971
Obrascon Huarte Lain SA, 5.50%, 3/15/23	EUR	926	938,163
Officine Maccaferri SpA, 5.75%, 6/01/21		1,253	1,369,831
Pratama Agung Pte Ltd., 6.25%, 2/24/20	USD	2,000	1,950,490
TRI Pointe Holdings, Inc., 4.38%, 6/15/19		760	752,400

			13,352,692
Construction Materials — 0.0%
Cemex Finance LLC, 5.25%, 4/01/21	EUR	1,296	1,471,724
Cemex SAB de CV, 5.70%, 1/11/25 (a)	USD	775	753,300
Kerneos Corporate SAS, 5.75%, 3/01/21	EUR	673	761,443
Pfleiderer GmbH, 7.88%, 8/01/19		1,555	1,780,358
Vulcan Materials Co., 7.50%, 6/15/21	USD	300	346,500

			5,113,325
Consumer Finance — 0.5%
Ally Financial, Inc.:
2.75%, 1/30/17		225	225,563
5.50%, 2/15/17		2,125	2,217,969
6.25%, 12/01/17		200	214,000
3.25%, 2/13/18		750	749,063
3.60%, 5/21/18		850	856,247
4.75%, 9/10/18		125	129,688
3.50%, 1/27/19		150	149,437
8.00%, 3/15/20		400	472,000
4.13%, 3/30/20		1,200	1,209,000
7.50%, 9/15/20		375	438,337
5.13%, 9/30/24		2,075	2,098,344
4.63%, 3/30/25		2,525	2,430,313
8.00%, 11/01/31		6,708	8,016,060
American Express Co.:
1.55%, 5/22/18		580	576,656
2.65%, 12/02/22		1,090	1,047,877
4.05%, 12/03/42		370	347,420
American Express Credit Corp.:
1.30%, 7/29/16		1,290	1,294,905
2.80%, 9/19/16		3,400	3,469,044
1.13%, 6/05/17		850	846,100
2.13%, 7/27/18		910	918,445
2.13%, 3/18/19		840	844,026
Capital One Financial Corp.:
6.75%, 9/15/17		1,870	2,059,401
2.45%, 4/24/19		2,350	2,349,481
3.20%, 2/05/25		960	905,527
Capital One N.A., 1.50%, 3/22/18		1,400	1,382,300
Cerved Group SpA, 6.38%, 1/15/20	EUR	796	914,639
Discover Bank, 4.20%, 8/08/23	USD	1,620	1,649,478
Ford Motor Credit Co. LLC:
4.21%, 4/15/16		100	102,053
3.98%, 6/15/16		100	102,147
8.00%, 12/15/16		620	672,358
1.72%, 12/06/17		4,040	4,016,717
5.00%, 5/15/18		1,030	1,105,874
2.88%, 10/01/18		930	943,622
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/01/20 (a)		695	695,000
6.88%, 4/15/22 (a)		1,351	1,296,960

Corporate Bonds		Par (000)	Value
Consumer Finance (concluded)
Navient Corp.:
6.00%, 1/25/17	USD	850	$866,469
4.63%, 9/25/17		125	124,219
8.45%, 6/15/18		1,400	1,512,000
5.50%, 1/15/19		800	782,000
4.88%, 6/17/19		1,000	955,000
8.00%, 3/25/20		875	910,000
5.00%, 10/26/20		500	461,250
5.88%, 3/25/21		1,000	937,500
7.25%, 1/25/22		175	172,813
5.50%, 1/25/23		350	306,250
6.13%, 3/25/24		650	578,500
5.88%, 10/25/24		600	522,000
5.63%, 8/01/33		75	53,625
Springleaf Finance Corp.:
6.90%, 12/15/17		1,425	1,517,625
5.25%, 12/15/19		600	605,220
7.75%, 10/01/21		250	275,625
Synchrony Financial, 1.88%, 8/15/17		665	664,936
Toyota Motor Credit Corp.:
1.25%, 10/05/17		1,000	1,002,393
2.00%, 10/24/18		990	998,835
2.13%, 7/18/19		1,250	1,255,190
4.25%, 1/11/21		435	476,178
Unican Ltd.:
5.80%, 5/30/17	CNH	13,500	2,167,563
5.15%, 7/02/18		6,000	952,452

			64,843,694
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
3.29%, 12/15/19 (a)(b)	USD	500	493,243
4.25%, 1/15/22	EUR	2,640	2,922,399
Ball Corp.:
5.00%, 3/15/22	USD	400	409,774
4.00%, 11/15/23		300	285,750
5.25%, 7/01/25		1,050	1,055,827
Berry Plastics Corp.:
5.50%, 5/15/22		150	151,500
5.13%, 7/15/23		600	589,500
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, 6.00%, 6/15/17 (a)		981	976,095
Cascades, Inc., 5.50%, 7/15/22 (a)		425	411,187
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		700	734,300
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		750	727,500
Crown European Holdings SA, 4.00%, 7/15/22	EUR	518	588,804
Horizon Holdings I SASU, 7.25%, 8/01/23		375	422,057
JH-Holding Finance SA, 8.25% (8.25% Cash or 9.00% PIK), 12/01/22 (h)		350	405,529
Owens-Brockway Glass Container, Inc.:
7.38%, 5/15/16	USD	54	55,890
5.00%, 1/15/22 (a)		350	350,000
ProGroup AG, 5.13%, 5/01/22	EUR	293	332,760
Sealed Air Corp.:
5.25%, 4/01/23 (a)	USD	1,450	1,471,750
4.50%, 9/15/23	EUR	420	482,022
5.13%, 12/01/24 (a)	USD	374	378,675
5.50%, 9/15/25 (a)		307	313,524
SGD Group SAS, 5.63%, 5/15/19	EUR	1,708	1,932,084

See Notes to Financial Statements.

38	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Containers & Packaging (concluded)
Silgan Holdings, Inc., 5.00%, 4/01/20	USD	100	$102,250

			15,592,420
Distributors — 0.0%
LKQ Corp., 4.75%, 5/15/23		100	95,250
Diversified Consumer Services — 0.0%
The Cleveland Clinic Foundation, 4.86%, 1/01/14		125	118,877
Service Corp. International, 5.38%, 5/15/24		1,565	1,658,900
TUI AG, 4.50%, 10/01/19	EUR	188	214,885

			1,992,662
Diversified Financial Services — 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75%, 5/15/19 (a)	USD	650	651,495
4.25%, 7/01/20		1,000	1,008,750
4.50%, 5/15/21 (a)		1,150	1,167,250
5.00%, 10/01/21 (a)		1,150	1,194,563
4.63%, 7/01/22		2,282	2,324,787
Aircastle Ltd.:
6.75%, 4/15/17		300	320,250
6.25%, 12/01/19		100	110,875
7.63%, 4/15/20		880	1,016,400
5.13%, 3/15/21		575	592,250
5.50%, 2/15/22		250	260,625
Ally Financial, Inc., 3.75%, 11/18/19		750	746,250
Altice U.S. Finance SA, 7.75%, 7/15/25 (a)		760	746,700
American Honda Finance Corp., 2.25%, 8/15/19		600	604,569
The Bear Stearns Cos. LLC:
6.40%, 10/02/17		810	888,687
7.25%, 2/01/18		1,430	1,614,257
BNP Paribas SA, 2.88%, 3/20/26 (b)	EUR	165	186,288
BP Capital Markets PLC:
1.85%, 5/05/17	USD	1,750	1,767,458
2.24%, 5/10/19		825	832,116
2.52%, 1/15/20		275	278,502
4.50%, 10/01/20		825	904,787
4.74%, 3/11/21		715	788,960
3.06%, 3/17/22		425	424,941
3.99%, 9/26/23		855	884,463
3.54%, 11/04/24		280	277,257
3.51%, 3/17/25		1,125	1,113,059
CIMPOR Financial Operations BV, 5.75%, 7/17/24 (a)		500	387,500
CME Group, Inc.:
3.00%, 9/15/22		560	562,018
3.00%, 3/15/25		850	830,953
5.30%, 9/15/43		225	253,753
CNH Industrial Capital LLC:
3.25%, 2/01/17		300	301,500
3.88%, 7/16/18 (a)		500	503,750
3.38%, 7/15/19		250	245,937
CNO Financial Group Inc:
6.25%, 11/01/16		200	208,280
3.63%, 4/15/18		200	202,459
4.50%, 5/30/20		35	36,138
5.25%, 5/30/25		370	386,650
Cognita Financing PLC, 7.75%, 8/15/21	GBP	1,600	2,498,634
Consolidated Energy Finance SA, 6.75%, 10/15/19 (a)	USD	750	757,515
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 5/30/23 (a)		8,681	9,071,765
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class B, 6.13%, 11/30/19 (a)		3,895	4,109,220

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
General Electric Capital Corp.:
1.50%, 7/12/16	USD	1,000	$1,007,944
2.30%, 4/27/17		1,470	1,497,978
1.25%, 5/15/17		750	752,027
2.30%, 1/14/19		730	740,344
4.63%, 1/07/21		2,170	2,397,830
3.15%, 9/07/22		790	801,376
6.75%, 3/15/32		650	862,515
5.88%, 1/14/38		3,460	4,243,905
6.88%, 1/10/39		530	723,215
General Motors Financial Co., Inc.:
3.20%, 7/13/20		1,250	1,235,624
4.38%, 9/25/21		450	461,229
Globe Luxembourg SCA, 9.63%, 5/01/18 (a)		200	176,250
HeidelbergCement Finance Luxembourg SA:
2.25%, 3/12/19	EUR	12	13,529
3.25%, 10/21/20		54	62,635
3.25%, 10/21/21		55	64,085
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17	USD	1,620	1,637,010
4.88%, 3/15/19		2,569	2,649,281
6.00%, 8/01/20		2,757	2,901,743
5.88%, 2/01/22		500	517,500
ING Bank NV:
1.80%, 3/16/18 (a)		1,150	1,152,973
5.80%, 9/25/23 (a)		630	688,909
3.50%, 11/21/23	EUR	860	998,410
Intercontinental Exchange, Inc., 2.50%, 10/15/18	USD	1,250	1,273,129
JPMorgan Chase & Co.:
3.15%, 7/05/16		2,032	2,070,645
6.00%, 1/15/18		3,257	3,577,036
4.85%, 2/01/44		1,970	2,078,752
JPMorgan Chase Bank N.A., 6.00%, 10/01/17		900	978,845
LeasePlan Corp NV, 3.00%, 10/23/17 (a)		300	306,273
Maikun Investment Co. Ltd., 4.50%, 6/06/17	CNH	10,000	1,601,423
Moody’s Corp., 2.75%, 7/15/19	USD	1,195	1,208,930
MSCI, Inc., 5.25%, 11/15/24 (a)		630	642,411
National Rural Utilities Cooperative Finance Corp.:
10.38%, 11/01/18		500	631,469
2.35%, 6/15/20		400	399,867
3.40%, 11/15/23		500	510,649
Nationwide Building Society, 6.88% (b)(i)	GBP	2,900	4,551,417
The Nielsen Co Luxembourg SARL, 5.50%, 10/01/21 (a)	USD	100	102,500
OneMain Financial Holdings, Inc.:
6.75%, 12/15/19 (a)		350	369,250
7.25%, 12/15/21 (a)		700	729,750
ORIX Corp., 2.95%, 7/23/20		6,000	6,017,700
Pershing Square Holdings Ltd., 5.50%, 7/15/22 (a)		4,100	4,124,780
Quicken Loans, Inc., 5.75%, 5/01/25 (a)		825	798,187
Royal Bank of Scotland Group PLC:
6.13%, 12/15/22		1,500	1,610,136
6.10%, 6/10/23		250	269,965
6.00%, 12/19/23		26,700	28,619,463
3.63%, 3/25/24 (b)	EUR	4,200	4,763,075
5.13%, 5/28/24	USD	6,500	6,568,153
Santander Issuances SAU, 2.50%, 3/18/25	EUR	3,700	3,903,647
Société Générale SA:
5.00%, 1/17/24 (a)	USD	350	357,588
4.25%, 4/14/25 (a)		10,005	9,544,100
Sun Hung Kai & Co. BVI Ltd., 6.38%, 9/26/17		1,500	1,558,944

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	39

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Diversified Financial Services (concluded)
TMX Finance LLC /TitleMax Finance Corp., 8.50%, 9/15/18 (a)	USD	75	$59,625
Total Capital Canada Ltd., 1.45%, 1/15/18		1,300	1,300,642
Total Capital International SA, 1.55%, 6/28/17		715	720,004
Total Capital SA, 4.45%, 6/24/20		615	677,651
United Group BV, 7.88%, 11/15/20	EUR	2,585	3,023,792
Voya Financial, Inc., 2.90%, 2/15/18	USD	4,200	4,310,216
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (a)		2,220	2,097,900
Yufu Eternity Ltd., 5.63%, 11/26/17	CNH	8,000	1,278,167

			169,284,004
Diversified Telecommunication Services — 1.0%
Alcatel-Lucent USA, Inc.:
4.63%, 7/01/17 (a)	USD	500	516,250
6.75%, 11/15/20 (a)		4,020	4,321,500
6.45%, 3/15/29		2,800	2,954,000
Altice Financing SA:
7.88%, 12/15/19 (a)		2,280	2,399,700
6.50%, 1/15/22 (a)		1,270	1,311,275
5.25%, 2/15/23	EUR	1,657	1,869,844
6.63%, 2/15/23 (a)	USD	2,927	3,014,810
Altice Finco SA, 7.63%, 2/15/25 (a)		476	484,330
Altice SA:
7.25%, 5/15/22	EUR	2,910	3,259,824
7.75%, 5/15/22 (a)	USD	4,185	4,216,387
6.25%, 2/15/25	EUR	1,179	1,251,135
7.63%, 2/15/25 (a)	USD	2,019	1,978,620
AT&T, Inc.:
2.45%, 6/30/20		440	432,799
3.90%, 3/11/24		1,670	1,690,272
2.45%, 3/15/35	EUR	245	249,415
4.30%, 12/15/42	USD	540	466,637
4.35%, 6/15/45		2,193	1,887,921
4.75%, 5/15/46		325	299,755
Avaya, Inc., 7.00%, 4/01/19 (a)		2,295	2,214,675
Bakrie Telecom Pte. Ltd., 11.50%, 5/07/15 (j)		1,000	40,000
CenturyLink, Inc.:
6.00%, 4/01/17		750	785,625
5.63%, 4/01/20		2,800	2,859,220
6.45%, 6/15/21		800	816,000
5.80%, 3/15/22		650	631,313
5.63%, 4/01/25 (a)		750	685,313
7.60%, 9/15/39		725	645,250
7.65%, 3/15/42		200	177,000
Cincinnati Bell, Inc., 8.38%, 10/15/20		450	471,937
CommScope Holding Co., Inc., 6.63% (6.63% Cash or 7.38% PIK), 6/01/20 (a)(h)		125	130,000
CommScope, Inc.:
4.38%, 6/15/20 (a)		1,233	1,240,706
5.00%, 6/15/21 (a)		450	444,375
5.50%, 6/15/24 (a)		768	751,680
Consolidated Communications, Inc., 6.50%, 10/01/22 (a)		1,310	1,215,025
Digicel Ltd., 6.00%, 4/15/21 (a)		3,660	3,449,550
Frontier Communications Corp.:
8.25%, 4/15/17		200	215,000
8.13%, 10/01/18		150	161,250
8.50%, 4/15/20		750	776,250
6.25%, 9/15/21		2,530	2,333,925
7.13%, 1/15/23		495	446,737
7.63%, 4/15/24		1,282	1,166,620
6.88%, 1/15/25		480	408,600
9.00%, 8/15/31		450	410,625
Level 3 Communications, Inc., 5.75%, 12/01/22		300	302,250

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc.:
7.00%, 6/01/20	USD	500	$527,500
8.63%, 7/15/20		1,000	1,067,500
6.13%, 1/15/21		25	26,219
5.38%, 8/15/22		2,647	2,673,470
5.63%, 2/01/23 (a)		1,103	1,114,030
5.13%, 5/01/23 (a)		2,374	2,308,715
5.38%, 5/01/25 (a)		2,023	1,969,896
Orange SA:
8.13%, 1/28/33	EUR	150	275,223
5.38%, 1/13/42	USD	540	561,767
PCCW Capital No 4 Ltd., 5.75%, 4/17/22		2,000	2,163,390
Play Finance 2 SA, 5.25%, 2/01/19	EUR	1,710	1,934,347
Qwest Corp., 6.88%, 9/15/33	USD	280	275,100
SoftBank Group Corp.:
4.50%, 4/15/20 (a)		1,600	1,606,000
5.38%, 7/30/22		3,000	3,026,100
Telecom Italia Capital SA:
7.00%, 6/04/18		725	797,500
7.18%, 6/18/19		225	253,692
6.38%, 11/15/33		225	231,750
6.00%, 9/30/34		600	594,000
7.20%, 7/18/36		1,650	1,823,250
7.72%, 6/04/38		125	143,750
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	1,075	1,629,489
Telecom Italia SpA:
4.00%, 1/21/20		200	239,768
5.88%, 5/19/23	GBP	1,350	2,278,680
5.30%, 5/30/24 (a)	USD	1,600	1,608,000
Telefonica Emisiones SAU, 2.93%, 10/17/29	EUR	200	232,814
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		1,689	2,003,339
6.75%, 8/15/24		1,600	1,928,526
Telenet Finance VI Luxembourg SCA, 4.88%, 7/15/27		1,110	1,183,217
UPCB Finance IV Ltd.:
5.38%, 1/15/25 (a)	USD	650	628,875
4.00%, 1/15/27	EUR	825	851,692
UPCB Finance V Ltd., 7.25%, 11/15/21 (a)	USD	450	484,875
UPCB Finance VI Ltd., 6.88%, 1/15/22 (a)		585	624,487
Verizon Communications, Inc.:
2.50%, 9/15/16		5,562	5,647,755
5.15%, 9/15/23		740	814,458
3.25%, 2/17/26	EUR	460	568,950
3.85%, 11/01/42	USD	1,930	1,624,734
6.55%, 9/15/43		2,820	3,331,630
Wind Acquisition Finance SA:
6.50%, 4/30/20 (a)		200	212,500
4.00%, 7/15/20	EUR	4,197	4,707,301
4.75%, 7/15/20 (a)	USD	1,000	1,022,500
7.38%, 4/23/21 (a)		2,000	2,120,000
Windstream Corp.:
7.88%, 11/01/17		750	759,375
7.75%, 10/15/20		500	457,813
7.75%, 10/01/21		575	485,875
7.50%, 4/01/23		500	407,500
6.38%, 8/01/23		350	271,250

			114,882,002
Electric Utilities — 0.6%
AES Gener SA, 5.00%, 7/14/25 (a)		2,375	2,418,206
Alabama Power Co.:
4.15%, 8/15/44		510	499,879
3.75%, 3/01/45		130	118,657
Areva SA, 4.88%, 9/23/24	EUR	50	57,497

See Notes to Financial Statements.

40	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
Arizona Public Service Co., 4.70%, 1/15/44	USD	250	$266,852
Berkshire Hathaway Energy Co., 5.15%, 11/15/43		1,400	1,524,508
CE Energy A/S, 7.00%, 2/01/21	EUR	495	567,417
Commonwealth Edison Co.:
6.15%, 9/15/17	USD	400	439,212
3.10%, 11/01/24		800	795,943
The Connecticut Light & Power Co., 4.30%, 4/15/44		125	127,259
ContourGlobal Power Holdings SA, 7.13%, 6/01/19 (a)		2,030	2,111,200
Duke Energy Carolinas LLC:
6.05%, 4/15/38		1,305	1,634,434
3.75%, 6/01/45		90	84,903
Duke Energy Florida, Inc., 3.10%, 8/15/21		1,780	1,833,573
Duke Energy Indiana, Inc., 4.90%, 7/15/43		300	328,326
Duke Energy Progress, Inc.:
4.10%, 5/15/42		515	507,735
4.10%, 3/15/43		1,040	1,023,083
4.15%, 12/01/44		500	495,953
Electricite de France SA, 6.00%, 1/22/14 (a)		7,500	8,388,990
Empresa Electrica Guacolda SA, 4.56%, 4/30/25		434	424,703
EnBW Energie Baden-Wuerttemberg AG, 3.63%, 4/02/76 (b)	EUR	520	581,084
Enel Finance International NV, 5.75%, 9/14/40	GBP	240	450,841
Enel SpA, 5.00%, 1/15/75 (b)	EUR	370	437,723
Engie, 3.00% (b)(i)		300	338,638
Entergy Arkansas, Inc., 3.05%, 6/01/23	USD	250	246,252
Entergy Corp., 4.00%, 7/15/22		470	478,956
Entergy Louisiana LLC, 4.05%, 9/01/23		500	529,092
Exelon Corp.:
1.55%, 6/09/17		600	600,271
5.63%, 6/15/35		620	680,797
FirstEnergy Corp.:
2.75%, 3/15/18		50	50,645
4.25%, 3/15/23		1,000	1,015,276
7.38%, 11/15/31		600	736,057
FirstEnergy Transmission LLC, 4.35%, 1/15/25 (a)		850	871,836
Florida Power & Light Co.:
5.25%, 2/01/41		370	431,035
3.80%, 12/15/42		1,475	1,402,209
4.05%, 10/01/44		260	257,776
Gas Natural Fenosa Finance BV, 3.38% (b)(i)	EUR	500	511,372
Georgia Power Co.:
2.85%, 5/15/22	USD	670	652,653
5.95%, 2/01/39		470	560,548
Hero Asia Investment Ltd., 5.25% (b)(i)		1,500	1,507,849
Jersey Central Power & Light Co.:
5.63%, 5/01/16		1,400	1,442,021
4.70%, 4/01/24 (a)		330	347,621
Kentucky Utilities Co., 4.65%, 11/15/43		750	801,163
MidAmerican Energy Co.:
2.40%, 3/15/19		1,005	1,020,447
6.75%, 12/30/31		575	758,089
4.40%, 10/15/44		350	361,885
Mississippi Power Co., 4.25%, 3/15/42		500	449,893
Monongahela Power Co., 5.40%, 12/15/43 (a)		300	332,325
NGG Finance PLC, 4.25%, 6/18/76 (b)	EUR	520	616,745
Northern States Power Co.:
2.60%, 5/15/23	USD	845	824,367
4.13%, 5/15/44		530	529,543
NSTAR Electric Co., 4.40%, 3/01/44		250	256,505
Oglethorpe Power Corp., 4.20%, 12/01/42		400	381,227
Oklahoma Gas & Electric Co., 3.90%, 5/01/43		250	238,985

Corporate Bonds		Par (000)	Value
Electric Utilities (concluded)
Oncor Electric Delivery Co. LLC, 5.30%, 6/01/42	USD	680	$769,081
PacifiCorp.:
2.95%, 6/01/23		300	296,613
5.75%, 4/01/37		560	673,659
6.35%, 7/15/38		560	721,547
PECO Energy Co., 5.95%, 10/01/36		865	1,072,999
Perusahaan Listrik Negara PT, 5.50%, 11/22/21		10,884	11,496,769
Potomac Electric Power Co., 4.15%, 3/15/43		750	740,273
PPL Capital Funding, Inc., 5.00%, 3/15/44		300	316,762
Public Service Co. of Colorado, 4.30%, 3/15/44		450	460,759
Puget Sound Energy, Inc.:
5.80%, 3/15/40		250	309,033
5.64%, 4/15/41		250	304,219
Sierra Pacific Power Co., 3.38%, 8/15/23		580	587,217
Southern California Edison Co.:
3.50%, 10/01/23		760	784,492
6.05%, 3/15/39		665	835,358
5.50%, 3/15/40		300	358,356
4.50%, 9/01/40		450	471,274
4.65%, 10/01/43		300	322,980
The Southern Co., 2.45%, 9/01/18		1,065	1,085,257
SSE PLC, 5.03% (b)(i)	EUR	1,120	1,236,559
Talen Energy Supply LLC:
4.63%, 7/15/19 (a)	USD	900	873,000
4.60%, 12/15/21		600	537,150
6.50%, 6/01/25 (a)		555	543,900
Viridian Group Fundco II Ltd., 7.50%, 3/01/20	EUR	617	682,905
Westar Energy, Inc., 5.10%, 7/15/20	USD	500	562,625

			70,392,843
Electrical Equipment — 0.1%
AE-Rotor Holding BV, 4.97%, 3/28/18		3,350	3,469,699
Emerson Electric Co.:
4.88%, 10/15/19		675	747,979
2.63%, 12/01/21		900	901,691
General Cable Corp., 5.75%, 10/01/22		425	389,937
GrafTech International Ltd., 6.38%, 11/15/20		413	367,570
Rockwell Automation, Inc., 2.88%, 3/01/25		300	292,414

			6,169,290
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc.:
5.50%, 9/01/22 (a)		575	573,563
5.50%, 4/15/23	EUR	2,749	3,089,130
Corning, Inc.:
1.45%, 11/15/17	USD	250	249,609
4.75%, 3/15/42		200	208,505
Zebra Technologies Corp., 7.25%, 10/15/22 (a)		750	821,250

			4,942,057
Energy Equipment & Services — 0.2%
Atwood Oceanics, Inc., 6.50%, 2/01/20		625	585,156
Baker Hughes, Inc., 5.13%, 9/15/40		510	541,561
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		3,705	3,056,625
CGG SA, 6.50%, 6/01/21		200	152,000
Ensco PLC:
4.50%, 10/01/24		450	412,364
5.75%, 10/01/44		78	67,898
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)		1,436	1,450,360
Gulfmark Offshore, Inc., 6.38%, 3/15/22		100	73,750
Halliburton Co.:
2.00%, 8/01/18		500	502,883

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	41

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (concluded)
3.50%, 8/01/23	USD	645	$646,509
4.75%, 8/01/43		1,725	1,733,280
McDermott International, Inc., 8.00%, 5/01/21 (a)		500	431,250
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.13%, 11/15/21 (a)		100	98,500
Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.38%, 1/15/22 (a)		100	85,250
Pelabuhan Indonesia II PT, 4.25%, 5/05/25		425	399,500
PHI, Inc., 5.25%, 3/15/19		600	544,500
Seventy Seven Energy, Inc., 6.50%, 7/15/22		333	176,490
Transocean, Inc.:
5.55%, 12/15/16		500	505,000
3.00%, 10/15/17		667	625,646
6.00%, 3/15/18		1,366	1,311,360
6.50%, 11/15/20		702	607,230
6.88%, 12/15/21		1,000	846,250
4.30%, 10/15/22		568	412,510
7.50%, 4/15/31		500	370,937
6.80%, 3/15/38		550	379,500
Trionista TopCo GmbH, 6.88%, 4/30/21	EUR	3,657	4,254,384

			20,270,693
Food & Staples Retailing — 0.2%
Brakes Capital, 7.13%, 12/15/18	GBP	1,000	1,614,742
Costco Wholesale Corp., 1.70%, 12/15/19	USD	625	619,347
CVS Health Corp.:
3.38%, 8/12/24		400	394,118
5.30%, 12/05/43		160	173,541
Ingles Markets, Inc., 5.75%, 6/15/23		300	306,000
Rite Aid Corp.:
9.25%, 3/15/20		1,000	1,086,450
8.00%, 8/15/20		250	260,400
6.75%, 6/15/21		550	584,375
6.13%, 4/01/23 (a)		2,881	2,992,639
Tesco Corporate Treasury Services PLC, 2.50%, 7/01/24	EUR	800	838,196
Tesco PLC:
2.70%, 1/05/17 (a)	USD	250	252,315
5.50%, 11/15/17 (a)		1,000	1,065,948
6.15%, 11/15/37 (a)		700	695,530
Wal-Mart Stores, Inc.:
1.13%, 4/11/18		1,000	997,476
4.13%, 2/01/19		1,350	1,458,829
4.25%, 4/15/21		1,000	1,096,197
7.55%, 2/15/30		445	633,644
5.25%, 9/01/35		645	752,878
6.50%, 8/15/37		605	796,753
6.20%, 4/15/38		365	466,786
5.63%, 4/15/41		1,785	2,185,045
4.00%, 4/11/43		2,140	2,108,497
4.30%, 4/22/44		672	694,223

			22,073,929
Food Products — 0.2%
Aramark Services, Inc., 5.75%, 3/15/20		1,958	2,046,110
B&G Foods, Inc., 4.63%, 6/01/21		475	472,625
Bakkavor Finance 2 PLC, 8.25%, 2/15/18	GBP	706	1,146,620
Bestfoods, 6.63%, 4/15/28	USD	125	160,977
Boparan Finance PLC:
4.38%, 7/15/21	EUR	220	222,300
5.50%, 7/15/21	GBP	1,027	1,464,407
Bumble Bee Holdings, Inc., 9.00%, 12/15/17 (a)	USD	92	95,680
Dean Foods Co., 6.50%, 3/15/23 (a)		500	511,875
Diamond Foods, Inc., 7.00%, 3/15/19 (a)		1,590	1,625,775

Corporate Bonds		Par (000)	Value
Food Products (concluded)
Findus Bondco SA, 9.13%, 7/01/18	EUR	1,100	$1,265,603
FPC Finance Ltd., 6.00%, 6/28/19	USD	1,000	1,073,600
FPC Treasury Ltd., 4.50%, 4/16/23		1,500	1,470,079
General Mills, Inc., 5.40%, 6/15/40		130	143,765
The Hershey Co., 4.13%, 12/01/20		400	437,895
JBS USA LLC/JBS USA Finance, Inc.:
8.25%, 2/01/20 (a)		100	106,000
7.25%, 6/01/21 (a)		1,100	1,156,375
7.25%, 6/01/21		100	105,125
5.88%, 7/15/24 (a)		500	507,500
5.75%, 6/15/25 (a)		500	495,473
Kraft Foods Group, Inc., 5.00%, 6/04/42		380	387,368
Pilgrim’s Pride Corp., 5.75%, 3/15/25 (a)		135	138,037
Post Holdings, Inc.:
6.75%, 12/01/21 (a)		500	503,750
7.38%, 2/15/22		1,000	1,022,500
6.00%, 12/15/22 (a)		400	388,000
R&R Ice Cream PLC:
9.25% (9.25% Cash or 10.00% PIK), 5/15/18 (h)	EUR	3,163	3,512,114
4.75%, 5/15/20		105	118,787
Smithfield Foods, Inc., 6.63%, 8/15/22	USD	1,771	1,893,110
Tingyi Cayman Islands Holdings, 4.38%, 8/06/18	CNH	8,000	1,284,218
Unilever Capital Corp., 2.20%, 3/06/19	USD	750	759,850
The WhiteWave Foods Co., 5.38%, 10/01/22		725	761,250
Wm. Wrigley Jr. Co., 2.00%, 10/20/17 (a)		3,110	3,133,496

			28,410,264
Gas Utilities — 0.0%
Atmos Energy Corp., 4.15%, 1/15/43		395	380,575
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24		2,300	2,262,625

			2,643,200
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories:
2.55%, 3/15/22		500	490,919
2.95%, 3/15/25		705	679,493
6.00%, 4/01/39		435	536,666
5.30%, 5/27/40		250	288,316
Alere, Inc.:
7.25%, 7/01/18		1,210	1,269,290
6.38%, 7/01/23 (a)		376	391,040
Covidien International Finance SA:
3.20%, 6/15/22		445	450,212
6.55%, 10/15/37		165	214,093
DH Europe Finance SA, 2.50%, 7/08/25	EUR	200	230,388
Hologic, Inc.:
6.25%, 8/01/20	USD	1,674	1,726,313
5.25%, 7/15/22 (a)		1,294	1,336,055
Medtronic, Inc.:
1.38%, 4/01/18		1,000	996,352
2.50%, 3/15/20 (a)		1,250	1,257,371
3.15%, 3/15/22 (a)		1,545	1,555,410
3.63%, 3/15/24		750	767,498
4.38%, 3/15/35 (a)		315	315,287
4.00%, 4/01/43		855	804,022
4.63%, 3/15/45 (a)		3,225	3,262,762
4.63%, 3/15/45		330	336,181
St Jude Medical, Inc.:
3.25%, 4/15/23		345	340,548
4.75%, 4/15/43		450	454,800
Stryker Corp.:
3.38%, 5/15/24		635	637,127

See Notes to Financial Statements.

42	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies (concluded)
4.38%, 5/15/44	USD	600	$592,717
Universal Hospital Services, Inc., 7.63%, 8/15/20		200	187,000
Zimmer Biomet Holdings, Inc., 2.00%, 4/01/18		405	404,648

			19,524,508
Health Care Providers & Services — 0.8%
3AB Optique Developement SAS, 5.63%, 4/15/19	EUR	605	644,508
Acadia Healthcare Co., Inc., 5.63%, 2/15/23 (a)	USD	154	156,310
Aetna, Inc.:
1.75%, 5/15/17		1,624	1,629,142
2.20%, 3/15/19		760	757,190
2.75%, 11/15/22		1,450	1,370,888
4.13%, 11/15/42		1,080	983,515
AmerisourceBergen Corp.:
3.40%, 5/15/24		535	530,833
4.25%, 3/01/45		500	462,327
Amsurg Corp., 5.63%, 7/15/22		2,715	2,792,513
Anthem, Inc.:
2.38%, 2/15/17		2,033	2,056,382
5.88%, 6/15/17		683	735,008
1.88%, 1/15/18		780	777,120
4.65%, 8/15/44		520	496,112
Care UK Health & Social Care PLC, 5.58%, 7/15/19 (b)	GBP	1,337	2,025,283
Centene Corp., 4.75%, 5/15/22	USD	557	559,785
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		1,645	1,686,125
8.00%, 11/15/19		1,400	1,471,735
7.13%, 7/15/20		1,500	1,597,500
5.13%, 8/01/21		175	181,563
6.88%, 2/01/22		4,056	4,339,920
DaVita HealthCare Partners, Inc.:
5.75%, 8/15/22		1,000	1,065,000
5.13%, 7/15/24		2,943	2,965,705
5.00%, 5/01/25		2,053	2,029,904
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.13%, 6/15/21 (a)		1,421	1,460,077
Ephios Bondco PLC, 6.25%, 7/01/22	EUR	875	980,188
Ephios Bondco PLC, Fungible Issue, 6.25%, 7/01/22		1,150	1,289,004
Ephios Holdco II PLC, 8.25%, 7/01/23		575	636,230
ExamWorks Group, Inc., 5.63%, 4/15/23	USD	759	778,924
Fresenius Medical Care U.S. Finance II, Inc.:
5.63%, 7/31/19 (a)		700	764,750
4.13%, 10/15/20 (a)		400	408,000
5.88%, 1/31/22 (a)		500	540,000
Fresenius Medical Care U.S. Finance, Inc., 5.75%, 2/15/21 (a)		500	536,250
HCA Holdings, Inc., 6.25%, 2/15/21		545	596,775
HCA, Inc.:
6.50%, 2/15/16		500	513,125
8.00%, 10/01/18		100	115,500
3.75%, 3/15/19		1,500	1,521,563
6.50%, 2/15/20		2,869	3,207,901
7.50%, 2/15/22		4,518	5,263,470
5.88%, 5/01/23		2,344	2,519,800
5.00%, 3/15/24		2,165	2,254,306
5.38%, 2/01/25		3,035	3,103,287
5.25%, 4/15/25		450	473,625
HealthSouth Corp., 5.75%, 11/01/24		1,256	1,268,560
IDH Finance PLC, 6.00%, 12/01/18	GBP	570	899,040
Kindred Healthcare, Inc.:
8.00%, 1/15/20 (a)	USD	500	541,250

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (concluded)
6.38%, 4/15/22	USD	600	$614,250
8.75%, 1/15/23 (a)		100	110,250
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/01/18		1,200	1,276,500
LifePoint Hospitals, Inc., 5.50%, 12/01/21		800	830,000
Mallinckrodt International Finance SA:
4.88%, 4/15/20 (a)		859	884,040
5.75%, 8/01/22 (a)		575	599,437
4.75%, 4/15/23		200	193,125
5.50%, 4/15/25 (a)		419	422,143
Memorial Sloan-Kettering Cancer Center, 4.20%, 7/01/55		200	187,941
NBTY, Inc., 9.00%, 10/01/18		100	103,000
Omnicare, Inc.:
4.75%, 12/01/22		220	232,375
5.00%, 12/01/24		139	147,340
Select Medical Corp., 6.38%, 6/01/21		500	505,000
Tenet Healthcare Corp.:
6.25%, 11/01/18		850	928,625
5.00%, 3/01/19 (a)		2,731	2,758,310
5.50%, 3/01/19 (a)		800	814,000
4.75%, 6/01/20		150	154,500
3.79%, 6/15/20 (a)(b)		914	940,277
6.00%, 10/01/20		2,225	2,419,687
4.38%, 10/01/21		150	150,787
8.13%, 4/01/22		3,737	4,192,466
6.75%, 6/15/23 (a)		2,358	2,464,110
UnitedHealth Group, Inc.:
1.88%, 11/15/16		2,070	2,093,217
1.90%, 7/16/18		1,095	1,099,429
2.30%, 12/15/19		435	434,959
3.35%, 7/15/22		1,200	1,224,461
2.88%, 3/15/23		1,515	1,468,341
4.63%, 7/15/35		400	415,412
5.95%, 2/15/41		765	917,905
4.63%, 11/15/41		1,075	1,097,819
3.95%, 10/15/42		500	457,709
4.25%, 3/15/43		410	398,393
4.75%, 7/15/45		680	711,235
Voyage Care Bondco PLC:
6.50%, 8/01/18	GBP	800	1,293,043
11.00%, 2/01/19		1,000	1,647,693
WellCare Health Plans, Inc., 5.75%, 11/15/20	USD	605	635,250

			95,809,022
Hotels, Restaurants & Leisure — 0.4%
BC ULC/New Red Finance, Inc.:
4.63%, 1/15/22 (a)		450	450,000
6.00%, 4/01/22 (a)		1,750	1,806,525
Boyd Gaming Corp., 6.88%, 5/15/23		1,046	1,087,840
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope, 8.00%, 10/01/20		600	573,000
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., 9.38%, 5/01/22		175	135,625
Carnival Corp., 1.88%, 12/15/17		1,710	1,715,713
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21		100	103,620
Cirsa Funding Luxembourg SA, 5.88%, 5/15/23	EUR	550	570,876
Enterprise Funding Ltd., 3.50%, 9/10/20 (k)	GBP	400	559,069
Enterprise Inns PLC, 6.88%, 2/15/21		360	577,653
Far East Consortium International Ltd., 5.88%, 3/04/16	CNH	32,000	5,118,220

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	43

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	USD	2,640	$2,748,900
International Game Technology PLC:
7.50%, 6/15/19		400	428,000
4.13%, 2/15/20	EUR	900	992,928
5.63%, 2/15/20 (a)	USD	200	198,600
6.25%, 2/15/22 (a)		1,000	983,750
4.75%, 2/15/23	EUR	1,050	1,118,567
6.50%, 2/15/25 (a)	USD	1,350	1,294,313
Intralot Capital Luxembourg SA, 6.00%, 5/15/21	EUR	4,078	3,918,828
McDonald’s Corp.:
5.35%, 3/01/18	USD	1,415	1,546,613
2.20%, 5/26/20		600	593,891
3.25%, 6/10/24		735	736,902
1.88%, 5/26/27	EUR	200	216,703
6.30%, 10/15/37	USD	665	807,469
4.60%, 5/26/45		200	197,301
Merlin Entertainments PLC, 2.75%, 3/15/22	EUR	549	575,807
MGM Resorts International:
10.00%, 11/01/16	USD	425	461,125
7.63%, 1/15/17		500	531,250
8.63%, 2/01/19		1,868	2,106,170
5.25%, 3/31/20		125	126,563
6.75%, 10/01/20		2,010	2,150,700
6.63%, 12/15/21		650	686,563
7.75%, 3/15/22		1,125	1,248,750
6.00%, 3/15/23		920	936,100
NCL Corp. Ltd., 5.25%, 11/15/19 (a)		500	517,500
Pinnacle Entertainment, Inc.:
7.50%, 4/15/21		100	106,250
6.38%, 8/01/21		555	598,706
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	1,441	1,646,331
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	USD	300	310,860
Sabre GLBL, Inc., 5.38%, 4/15/23 (a)		786	782,070
Scientific Games International, Inc., 7.00%, 1/01/22 (a)		650	673,563
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		1,450	1,493,500
Snai SpA, 7.63%, 6/15/18	EUR	559	636,176
Starbucks Corp., 3.85%, 10/01/23	USD	465	494,205
Viking Cruises Ltd., 8.50%, 10/15/22 (a)		350	388,937
Vougeot Bidco PLC, 7.88%, 7/15/20	GBP	614	1,022,135
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.38%, 3/15/22	USD	650	655,687
4.25%, 5/30/23 (a)		50	45,938
5.50%, 3/01/25 (a)		1,350	1,299,375

			47,975,167
Household Durables — 0.1%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		436	445,810
APX Group, Inc., 6.38%, 12/01/19		600	586,500
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)		700	707,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.13%, 7/01/22 (a)		150	146,250
DR Horton, Inc.:
3.75%, 3/01/19		350	355,687
4.00%, 2/15/20		520	530,400
Jarden Corp.:
7.50%, 5/01/17		100	108,875

Corporate Bonds		Par (000)	Value
Household Durables (concluded)
1.88%, 9/15/18 (k)	USD	460	$821,100
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		581	586,810
KB Home:
4.75%, 5/15/19		227	226,433
7.00%, 12/15/21		716	740,165
Lennar Corp.:
4.75%, 12/15/17		640	665,600
4.50%, 6/15/19		450	464,625
4.50%, 11/15/19		641	662,634
4.75%, 11/15/22		750	751,875
4.75%, 5/30/25		175	170,187
PulteGroup, Inc., 6.38%, 5/15/33		395	400,925
The Ryland Group, Inc., 6.63%, 5/01/20		1,035	1,152,059
Shea Homes LP/Shea Homes Funding Corp.:
5.88%, 4/01/23 (a)		553	561,295
6.13%, 4/01/25 (a)		559	571,577
Standard Pacific Corp.:
8.38%, 5/15/18		2,070	2,364,975
8.38%, 1/15/21		1,735	2,042,963
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)		100	99,750

			15,163,495
Household Products — 0.2%
Argos Merger Sub, Inc., 7.13%, 3/15/23 (a)		1,255	1,327,163
Colgate-Palmolive Co.:
1.30%, 1/15/17		540	544,007
3.25%, 3/15/24		455	469,498
Energizer Holdings, Inc., 5.50%, 6/15/25 (a)		480	469,200
HRG Group, Inc., 7.88%, 7/15/19		125	132,115
Kimberly-Clark Corp.:
3.88%, 3/01/21		200	217,922
2.40%, 6/01/23		670	650,204
5.30%, 3/01/41		615	707,741
The Procter & Gamble Co.:
4.70%, 2/15/19		500	553,194
5.50%, 2/01/34		300	365,913
5.55%, 3/05/37		465	573,924
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.88%, 8/15/19		400	415,000
5.75%, 10/15/20		4,632	4,794,120
6.88%, 2/15/21		855	893,656
RSI Home Products, Inc., 6.50%, 3/15/23 (a)		500	515,000
Spectrum Brands, Inc.:
6.38%, 11/15/20		941	1,002,165
6.63%, 11/15/22		2,290	2,450,300
6.13%, 12/15/24 (a)		827	859,236
5.75%, 7/15/25 (a)		1,411	1,453,048
Stena AB, 7.00%, 2/01/24 (a)		500	477,500
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)		1,116	1,141,110

			20,012,016
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.:
7.38%, 7/01/21		900	987,750
4.88%, 5/15/23		650	617,903
5.50%, 3/15/24		200	195,000
5.50%, 4/15/25		700	670,250
Calpine Corp.:
6.00%, 1/15/22 (a)		918	970,785

See Notes to Financial Statements.

44	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Independent Power and Renewable Electricity Producers (concluded)
5.38%, 1/15/23	USD	1,386	$1,354,815
7.88%, 1/15/23 (a)		688	738,310
5.88%, 1/15/24 (a)		545	569,797
5.75%, 1/15/25		1,869	1,822,275
DPL, Inc., 7.25%, 10/15/21		150	159,937
Dynegy, Inc.:
6.75%, 11/01/19 (a)		2,790	2,880,675
7.38%, 11/01/22 (a)		1,365	1,412,093
5.88%, 6/01/23		100	95,750
7.63%, 11/01/24 (a)		1,000	1,032,500
Enel Finance International NV, 6.00%, 10/07/39 (a)		240	276,110
GenOn Energy, Inc.:
7.88%, 6/15/17		300	302,250
9.50%, 10/15/18		300	301,500
9.88%, 10/15/20		500	498,750
InterGen NV, 7.00%, 6/30/23 (a)		200	180,000
NRG Energy, Inc.:
7.63%, 1/15/18		1,000	1,084,800
8.25%, 9/01/20		500	520,750
7.88%, 5/15/21		1,348	1,419,606
6.25%, 7/15/22		675	676,687
6.63%, 3/15/23		150	152,250
6.25%, 5/01/24		1,729	1,698,743
NRG Yield Operating LLC, 5.38%, 8/15/24		325	325,000
Oncor Electric Delivery Co. LLC, 6.80%, 9/01/18		483	554,771
TerraForm Power Operating LLC, 5.88%, 2/01/23 (a)		620	625,816

			22,124,873
Industrial Conglomerates — 0.0%
3M Co., 3.88%, 6/15/44		300	293,637
General Electric Co.:
5.25%, 12/06/17		605	657,770
4.13%, 10/09/42		230	226,159
4.50%, 3/11/44		1,135	1,181,507
Siemens Financieringsmaatschappij NV, 4.40%, 5/27/45		315	313,362
Tyco Electronics Group SA, 2.35%, 8/01/19		500	500,646

			3,173,081
Insurance — 0.7%
ACE INA Holdings, Inc.:
2.70%, 3/13/23		940	903,708
3.35%, 5/15/24		840	835,214
Achmea BV, 6.00%, 4/04/43 (b)	EUR	4,700	5,922,834
Aflac, Inc.:
2.65%, 2/15/17	USD	400	408,098
3.63%, 6/15/23		900	914,738
3.63%, 11/15/24		800	808,497
3.25%, 3/17/25		1,250	1,215,331
6.90%, 12/17/39		200	256,175
AIA Group Ltd., 2.25%, 3/11/19 (a)		780	774,834
Allianz SE, 3.38% (b)(i)	EUR	600	658,668
The Allstate Corp.:
3.15%, 6/15/23	USD	470	473,306
4.50%, 6/15/43		960	979,080
American International Group, Inc.:
3.75%, 7/10/25		325	324,977
4.50%, 7/16/44		415	399,239
Aon PLC:
2.88%, 5/14/26	EUR	170	198,635
4.75%, 5/15/45	USD	165	162,165
Arch Capital Group U.S., Inc., 5.14%, 11/01/43		250	259,763

Corporate Bonds		Par (000)	Value
Insurance (continued)
Aviva PLC, 6.88%, 5/20/58 (b)	GBP	430	$796,187
AXA SA, 5.63%, 1/16/54 (b)		500	829,164
AXIS Specialty Finance PLC, 2.65%, 4/01/19	USD	1,361	1,363,003
Berkshire Hathaway Finance Corp.:
1.60%, 5/15/17		420	424,405
1.30%, 5/15/18		1,110	1,110,131
3.00%, 5/15/22		550	559,843
5.75%, 1/15/40		250	299,599
Berkshire Hathaway, Inc.:
1.90%, 1/31/17		1,250	1,270,743
1.55%, 2/09/18		750	754,205
3.75%, 8/15/21		610	657,144
4.50%, 2/11/43		1,130	1,146,580
BNP Paribas Cardif SA, 4.03% (b)(i)	EUR	4,200	4,620,226
The Chubb Corp.:
5.75%, 5/15/18	USD	2,020	2,251,011
6.50%, 5/15/38		505	664,424
Fukoku Mutual Life Insurance Co., 5.00% (b)(i)		5,850	5,901,187
Generali Finance BV, 5.48% (b)(i)	EUR	200	227,420
Genworth Holdings, Inc.:
6.52%, 5/22/18	USD	500	530,000
4.80%, 2/15/24		5,310	4,629,656
Glen Meadow Pass-Through Trust, 6.51%, 2/12/67 (a)(b)		2,064	1,914,360
The Hartford Financial Services Group, Inc., 5.50%, 3/30/20		1,150	1,290,663
International Lease Finance Corp.:
6.75%, 9/01/16 (a)		817	853,765
8.75%, 3/15/17		1,750	1,908,585
8.88%, 9/01/17		100	111,375
3.88%, 4/15/18		100	101,125
5.88%, 4/01/19		750	802,500
6.25%, 5/15/19		325	354,201
8.25%, 12/15/20		150	179,625
4.63%, 4/15/21		148	151,141
8.63%, 1/15/22		150	184,500
5.88%, 8/15/22		770	839,300
Jackson National Life Global Funding, 2.30%, 4/16/19 (a)		2,800	2,811,634
Marsh & McLennan Cos., Inc.:
2.30%, 4/01/17		2,050	2,080,518
2.35%, 3/06/20		500	499,844
3.50%, 3/10/25		500	498,004
MetLife, Inc.:
6.75%, 6/01/16		500	523,785
1.76%, 12/15/17		1,140	1,146,588
4.37%, 9/15/23		860	917,555
6.38%, 6/15/34		720	898,244
4.88%, 11/13/43		1,980	2,108,064
4.05%, 3/01/45		500	469,669
PartnerRe Finance B LLC, 5.50%, 6/01/20		250	279,273
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	425	679,964
Principal Life Global Funding II, 2.20%, 4/08/20 (a)	USD	1,500	1,491,258
The Progressive Corp.:
3.75%, 8/23/21		500	535,767
6.25%, 12/01/32		520	653,756
Prudential Financial, Inc.:
6.00%, 12/01/17		2,490	2,737,287
5.10%, 8/15/43		310	326,269
5.38%, 5/15/45 (b)		1,593	1,573,087
Scottish Widows PLC, 7.00%, 6/16/43	GBP	250	473,158
Swiss Reinsurance Co. via ELM BV, 5.25% (b)(i)	EUR	100	112,571
The Travelers Cos., Inc.:
5.90%, 6/02/19	USD	1,000	1,141,822

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	45

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Insurance (concluded)
4.60%, 8/01/43	USD	780	$812,833
Travelers Property Casualty Corp., 6.38%, 3/15/33		345	438,223
UNIQA Insurance Group AG:
6.88%, 7/31/43 (b)	EUR	1,300	1,584,707
6.00%, 7/27/46 (b)		700	800,756
XLIT Ltd., 2.30%, 12/15/18	USD	250	251,422

			78,067,388
Internet & Catalog Retail — 0.1%
Liberty Interactive LLC, 8.25%, 2/01/30		150	159,000
Netflix, Inc.:
5.38%, 2/01/21		100	104,250
5.50%, 2/15/22 (a)		1,157	1,203,280
5.88%, 2/15/25 (a)		500	525,000
QVC, Inc., 5.95%, 3/15/43		5,000	4,835,450

			6,826,980
Internet Software & Services — 0.1%
Alibaba Group Holding Ltd.:
2.50%, 11/28/19 (a)		1,185	1,174,350
3.13%, 11/28/21 (a)		500	491,133
4.50%, 11/28/34 (a)		600	580,412
Baidu, Inc.:
2.75%, 6/09/19		1,350	1,349,141
3.00%, 6/30/20		1,000	993,750
Equinix, Inc.:
5.38%, 1/01/22		857	869,855
5.38%, 4/01/23		925	934,157
5.75%, 1/01/25		546	548,730
Google, Inc., 3.38%, 2/25/24		635	649,690
IAC/InterActiveCorp.:
4.88%, 11/30/18		1,682	1,737,927
4.75%, 12/15/22		350	339,500
Open Text Corp., 5.63%, 1/15/23 (a)		1,298	1,294,755
VeriSign, Inc.:
4.63%, 5/01/23		400	387,000
5.25%, 4/01/25		410	413,075
Zayo Group LLC/Zayo Capital, Inc.:
10.13%, 7/01/20		1,070	1,187,700
6.00%, 4/01/23 (a)		1,694	1,699,489

			14,650,664
IT Services — 0.1%
Fidelity National Information Services, Inc.,
3.50%, 4/15/23		735	718,778
International Business Machines Corp.:
1.95%, 7/22/16		1,010	1,023,100
5.70%, 9/14/17		2,135	2,333,561
1.63%, 5/15/20		600	585,610
2.90%, 11/01/21		500	514,011
3.63%, 2/12/24		560	567,800
5.88%, 11/29/32		435	514,962
4.00%, 6/20/42		1,200	1,105,062
MasterCard, Inc.:
2.00%, 4/01/19		1,605	1,617,599
3.38%, 4/01/24		500	511,158
SunGard Data Systems, Inc., 7.63%, 11/15/20		450	471,937

			9,963,578
Life Sciences Tools & Services — 0.0%
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (a)		113	115,543

Corporate Bonds		Par (000)	Value
Life Sciences Tools & Services (concluded)
Thermo Fisher Scientific, Inc.:
2.40%, 2/01/19	USD	3,000	$3,005,583
2.00%, 4/15/25	EUR	130	140,136

			3,261,262
Machinery — 0.3%
Amsted Industries, Inc., 5.00%, 3/15/22 (a)	USD	500	498,750
AVINTIV Specialty Materials, Inc., 7.75%, 2/01/19		50	51,250
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		3,367	3,350,165
Bombardier, Inc.:
7.50%, 3/15/18 (a)		200	201,875
5.50%, 9/15/18 (a)		835	784,900
4.75%, 4/15/19 (a)		200	180,500
7.75%, 3/15/20 (a)		750	695,625
6.00%, 10/15/22 (a)		1,000	813,750
6.13%, 1/15/23 (a)		700	567,000
7.50%, 3/15/25 (a)		1,182	978,105
Case New Holland Industrial, Inc., 7.88%, 12/01/17		1,000	1,102,500
Caterpillar Financial Services Corp.:
1.75%, 3/24/17		1,912	1,935,682
7.05%, 10/01/18		1,065	1,235,543
3.75%, 11/24/23		505	526,842
Caterpillar, Inc.:
2.60%, 6/26/22		835	826,633
3.80%, 8/15/42		915	845,710
4.30%, 5/15/44		430	432,906
Crane Co., 2.75%, 12/15/18		370	377,332
Deere & Co.:
5.38%, 10/16/29		1,395	1,658,365
3.90%, 6/09/42		180	172,695
Eaton Electric Holdings LLC, 6.10%, 7/01/17		930	1,008,407
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	640	615,020
Hydra Dutch Holdings 2 BV, 5.48%, 4/15/19 (b)		214	220,247
Illinois Tool Works, Inc.:
1.95%, 3/01/19	USD	1,525	1,524,625
3.90%, 9/01/42		525	495,722
John Deere Capital Corp.:
2.80%, 9/18/17		1,495	1,545,386
1.95%, 12/13/18		250	251,555
1.95%, 3/04/19		930	934,745
The Manitowoc Co., Inc., 8.50%, 11/01/20		500	525,625
Oshkosh Corp., 5.38%, 3/01/25		187	184,663
Parker-Hannifin Corp., 3.30%, 11/21/24		800	809,765
Pentair Finance SA, 1.88%, 9/15/17		1,240	1,238,283
Selecta Group BV, 6.50%, 6/15/20	EUR	680	720,791
SPX Corp., 6.88%, 9/01/17	USD	500	536,875
Terex Corp., 6.00%, 5/15/21		566	568,123
WESCO Distribution, Inc., 5.38%, 12/15/21		200	200,000
Zoomlion HK SPV Co. Ltd., 6.13%, 12/20/22		1,300	1,114,724

			29,730,684
Media — 1.4%
21st Century Fox America, Inc., 5.40%, 10/01/43		830	895,580
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (a)		2,688	2,701,440
Altice U.S. Finance II Corp., 7.75%, 7/15/25 (a)		690	684,825
AMC Networks, Inc.:
7.75%, 7/15/21		1,855	2,003,400

See Notes to Financial Statements.

46	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Media (continued)
4.75%, 12/15/22	USD	284	$286,130
BSREP II Center Parcs Jersey 2 Ltd, 7.00%, 8/28/20	GBP	125	200,086
Cablevision Systems Corp.:
8.63%, 9/15/17	USD	2,810	3,087,487
7.75%, 4/15/18		1,000	1,081,250
8.00%, 4/15/20		100	109,000
5.88%, 9/15/22		154	145,915
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.00%, 1/15/19		94	97,643
7.38%, 6/01/20		350	370,197
5.25%, 3/15/21		450	457,875
6.50%, 4/30/21		1,750	1,829,844
5.25%, 9/30/22		450	455,625
5.13%, 2/15/23		1,000	991,250
5.13%, 5/01/23 (a)		980	970,200
5.75%, 1/15/24		125	127,266
5.38%, 5/01/25 (a)		1,200	1,182,000
5.88%, 5/01/27 (a)		1,424	1,410,650
CCO Safari II LLC:
3.58%, 7/23/20 (a)		3,500	3,510,339
4.91%, 7/23/25 (a)		8,590	8,609,018
6.38%, 10/23/35 (a)		5,500	5,622,551
6.48%, 10/23/45 (a)		1,640	1,697,334
6.83%, 10/23/55 (a)		2,895	2,977,140
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
6.38%, 9/15/20 (a)		850	856,375
5.13%, 12/15/21 (a)		1,510	1,402,413
5.13%, 12/15/21 (a)		250	232,187
Cinemark USA, Inc., 4.88%, 6/01/23		500	491,875
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		1,500	1,575,937
6.50%, 11/15/22		5,586	5,823,405
6.50%, 11/15/22		3,093	3,178,057
Columbus International, Inc., 7.38%, 3/30/21 (a)		755	802,187
Comcast Corp.:
6.30%, 11/15/17		715	792,487
5.70%, 5/15/18		880	977,737
3.38%, 8/15/25		800	797,564
5.50%, 11/23/29	GBP	430	828,473
4.25%, 1/15/33	USD	565	562,273
4.20%, 8/15/34		2,050	2,021,382
4.40%, 8/15/35		250	252,545
6.95%, 8/15/37		965	1,277,843
4.65%, 7/15/42		1,425	1,460,715
4.75%, 3/01/44		2,220	2,320,237
4.60%, 8/15/45		1,450	1,478,330
Cox Communications, Inc.:
5.88%, 12/01/16 (a)		930	981,429
8.38%, 3/01/39 (a)		415	529,729
CSC Holdings LLC:
8.63%, 2/15/19		100	113,750
6.75%, 11/15/21		1,000	1,037,500
5.25%, 6/01/24		615	569,644
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41		50	54,724
5.15%, 3/15/42		580	552,810
Discovery Communications LLC:
2.38%, 3/07/22	EUR	480	546,395
6.35%, 6/01/40	USD	120	129,400
4.88%, 4/01/43		94	84,408
DISH DBS Corp.:
7.13%, 2/01/16		400	409,500

Corporate Bonds		Par (000)	Value
Media (continued)
4.63%, 7/15/17	USD	150	$153,937
4.25%, 4/01/18		1,625	1,653,437
7.88%, 9/01/19		1,350	1,510,313
5.13%, 5/01/20		2,675	2,708,437
6.75%, 6/01/21		700	740,250
5.88%, 7/15/22		1,750	1,741,250
5.00%, 3/15/23		150	140,437
5.88%, 11/15/24		3,035	2,943,950
The Interpublic Group of Cos., Inc.:
2.25%, 11/15/17		1,311	1,319,419
3.75%, 2/15/23		520	514,862
4.20%, 4/15/24		92	92,841
Lamar Media Corp.:
5.88%, 2/01/22		100	104,250
5.00%, 5/01/23		335	334,163
5.38%, 1/15/24		400	408,000
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	1,418	1,721,303
LIN Television Corp., 5.88%, 11/15/22 (a)	USD	363	369,353
The McClatchy Co., 9.00%, 12/15/22		350	322,219
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.75%, 4/01/21		400	443,000
MDC Partners, Inc., 6.75%, 4/01/20 (a)		1,654	1,637,460
Mediacom Broadband LLC/Mediacom Broadband Corp., 5.50%, 4/15/21		830	805,100
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (a)		3,060	3,105,900
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		856	900,940
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		999	1,021,477
NBCUniversal Media LLC:
4.38%, 4/01/21		890	963,962
2.88%, 1/15/23		1,305	1,280,212
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/01/20		1,600	1,632,000
5.00%, 4/15/22 (a)		1,850	1,833,813
Numericable-SFR SAS:
4.88%, 5/15/19 (a)		5,883	5,971,245
5.38%, 5/15/22	EUR	2,653	3,030,202
6.00%, 5/15/22 (a)	USD	4,800	4,884,000
5.63%, 5/15/24	EUR	1,460	1,644,332
6.25%, 5/15/24 (a)		1,250	1,271,187
Omnicom Group, Inc., 5.90%, 4/15/16	USD	1,357	1,398,861
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		500	502,500
5.63%, 2/15/24		1,630	1,662,600
Quebecor Media, Inc., 5.75%, 1/15/23		150	153,750
Regal Entertainment Group, 5.75%, 3/15/22		525	538,125
Sinclair Television Group, Inc.:
5.38%, 4/01/21		600	610,500
6.13%, 10/01/22		100	103,250
5.63%, 8/01/24 (a)		325	319,719
Sirius XM Radio, Inc.:
4.25%, 5/15/20 (a)		75	74,719
5.88%, 10/01/20 (a)		150	157,500
5.75%, 8/01/21 (a)		600	624,000
4.63%, 5/15/23 (a)		240	231,000
6.00%, 7/15/24 (a)		1,200	1,251,000
5.38%, 4/15/25 (a)		2,688	2,681,280
Sky PLC:
6.10%, 2/15/18 (a)		346	379,578
2.63%, 9/16/19 (a)		3,000	2,998,563
1.88%, 11/24/23	EUR	358	396,924

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	47

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Media (concluded)
3.75%, 9/16/24	USD	385	$372,735
2.50%, 9/15/26	EUR	690	790,680
Starz LLC/Starz Finance Corp., 5.00%, 9/15/19	USD	475	483,313
TEGNA, Inc.:
5.13%, 10/15/19		300	312,750
5.13%, 7/15/20		554	577,545
4.88%, 9/15/21 (a)		254	254,635
6.38%, 10/15/23		700	740,250
5.50%, 9/15/24 (a)		575	577,875
Time Warner, Inc., 5.35%, 12/15/43		790	821,810
Time, Inc., 5.75%, 4/15/22 (a)		475	456,000
Tribune Media Co., 5.88%, 7/15/22 (a)		1,640	1,693,300
Unitymedia GmbH, 6.13%, 1/15/25 (a)		400	413,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (a)		2,065	2,103,719
5.75%, 1/15/23	EUR	1,243	1,474,215
4.00%, 1/15/25		2,484	2,782,612
5.00%, 1/15/25 (a)	USD	250	246,250
3.50%, 1/15/27	EUR	775	819,438
Univision Communications, Inc.:
6.75%, 9/15/22 (a)	USD	950	1,021,250
5.13%, 5/15/23 (a)		1,464	1,467,660
5.13%, 2/15/25 (a)		3,116	3,123,790
Viacom, Inc., 5.85%, 9/01/43		310	305,856
Videotron Ltd.:
5.00%, 7/15/22		250	252,857
5.38%, 6/15/24 (a)		400	404,000
Virgin Media Finance PLC:
6.00%, 10/15/24 (a)		200	203,000
5.75%, 1/15/25 (a)		775	777,325
Virgin Media Secured Finance PLC:
5.38%, 4/15/21 (a)		990	1,018,463
5.25%, 1/15/26 (a)		800	772,000
6.25%, 3/28/29	GBP	1,986	3,232,464
The Walt Disney Co.:
6.00%, 7/17/17	USD	435	477,662
5.50%, 3/15/19		565	637,037
1.85%, 5/30/19		500	501,155
2.75%, 8/16/21		515	529,489
3.70%, 12/01/42		250	234,503
4.13%, 6/01/44		500	503,520
WPP Finance 2010, 3.75%, 9/19/24		409	404,831
WPP Finance SA, 2.25%, 9/22/26	EUR	130	145,483
Ziggo Bond Finance BV:
4.63%, 1/15/25		1,035	1,119,638
5.88%, 1/15/25 (a)	USD	896	881,440

			167,866,026
Metals & Mining — 0.4%
Alcoa, Inc.:
5.55%, 2/01/17		300	313,521
5.72%, 2/23/19		1,000	1,065,000
6.15%, 8/15/20		500	538,125
5.40%, 4/15/21		500	516,875
5.87%, 2/23/22		750	794,063
5.13%, 10/01/24		2,690	2,703,450
5.90%, 2/01/27		44	44,999
6.75%, 1/15/28		101	110,090
5.95%, 2/01/37		706	698,940
Aleris International, Inc.:
7.63%, 2/15/18		300	302,587
7.88%, 11/01/20		100	101,260

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Allegheny Technologies, Inc.:
5.95%, 1/15/21	USD	497	$472,150
6.63%, 8/15/23		200	188,540
ArcelorMittal:
5.25%, 2/25/17		1,400	1,447,250
6.13%, 6/01/18		600	635,146
10.60%, 6/01/19		1,000	1,193,750
5.13%, 6/01/20		615	616,537
6.00%, 8/05/20		200	202,000
6.25%, 3/01/21		400	404,000
7.00%, 2/25/22		500	512,500
6.13%, 6/01/25		1,000	952,500
7.75%, 10/15/39		1,400	1,351,000
7.50%, 3/01/41		200	190,500
Barrick North America Finance LLC, 5.75%, 5/01/43		450	386,605
BHP Billiton Finance USA Ltd.:
1.88%, 11/21/16		1,270	1,281,793
1.63%, 2/24/17		805	811,313
5.00%, 9/30/43		1,235	1,273,823
Bohai General Capital Ltd., 6.40%, 10/16/17	CNH	11,400	1,805,093
Cliffs Natural Resources, Inc.:
7.75%, 3/31/20 (a)	USD	400	188,000
8.25%, 3/31/20 (a)		300	272,250
Commercial Metals Co., 7.35%, 8/15/18		100	107,500
Constellium NV:
4.63%, 5/15/21	EUR	748	743,449
8.00%, 1/15/23 (a)	USD	1,485	1,429,313
5.75%, 5/15/24 (a)		1,050	871,500
Eldorado Gold Corp., 6.13%, 12/15/20 (a)		75	68,625
First Quantum Minerals Ltd.:
6.75%, 2/15/20 (a)		650	500,500
7.00%, 2/15/21 (a)		1,235	941,687
7.25%, 5/15/22 (a)		705	523,463
FMG Resources August 2006 Pty Ltd.:
8.25%, 11/01/19 (a)		700	509,250
9.75%, 3/01/22 (a)		1,710	1,573,200
6.88%, 4/01/22 (a)		300	173,280
Freeport-McMoRan, Inc.:
3.55%, 3/01/22		280	234,850
3.88%, 3/15/23		210	172,463
4.55%, 11/14/24		73	61,685
5.45%, 3/15/43		450	330,750
Glencore Finance Europe SA:
1.63%, 1/18/22	EUR	280	299,358
1.75%, 3/17/25		325	324,717
HudBay Minerals, Inc., 9.50%, 10/01/20	USD	600	588,000
IAMGOLD Corp., 6.75%, 10/01/20 (a)		362	266,070
JSW Steel Ltd., 4.75%, 11/12/19		1,400	1,280,636
Lundin Mining Corp.:
7.50%, 11/01/20 (a)		300	304,500
7.88%, 11/01/22 (a)		50	50,875
New Gold, Inc., 6.25%, 11/15/22 (a)		350	311,500
Novelis, Inc.:
8.38%, 12/15/17		1,830	1,894,050
8.75%, 12/15/20		3,430	3,618,650
Ovako AB, 6.50%, 6/01/19	EUR	363	387,889
Rio Tinto Finance USA Ltd.:
6.50%, 7/15/18	USD	480	538,787
3.50%, 11/02/20		505	522,921
3.75%, 9/20/21		695	711,528
3.75%, 6/15/25		700	682,865
5.20%, 11/02/40		200	201,392

See Notes to Financial Statements.

48	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Metals & Mining (concluded)
Rio Tinto Finance USA PLC, 2.88%, 8/21/22	USD	890	$850,427
Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17		395	390,063
Southern Copper Corp., 3.88%, 4/23/25		100	96,064
Steel Dynamics, Inc.:
5.13%, 10/01/21		1,575	1,571,063
5.50%, 10/01/24		275	272,250
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.38%, 2/01/20 (a)		367	359,660
United States Steel Corp.:
7.00%, 2/01/18		275	283,335
7.38%, 4/01/20		500	485,000
Vale SA, 5.63%, 9/11/42		515	422,063
Vedanta Resources PLC:
6.00%, 1/31/19		3,000	2,791,680
8.25%, 6/07/21		2,430	2,290,275

			51,410,793
Multiline Retail — 0.1%
Debenhams PLC, 5.25%, 7/15/21	GBP	580	903,492
Dollar Tree, Inc.:
5.25%, 3/01/20 (a)	USD	772	814,460
5.75%, 3/01/23 (a)		4,756	5,017,580
Hema Bondco I BV, 6.25%, 6/15/19	EUR	708	524,931
Macy’s Retail Holdings, Inc., 6.70%, 7/15/34	USD	132	157,998
New Look Secured Issuer PLC, 6.50%, 7/01/22	GBP	1,860	2,839,307
Target Corp.:
2.30%, 6/26/19	USD	1,105	1,124,017
3.88%, 7/15/20		1,000	1,083,272
6.50%, 10/15/37		280	365,483
4.00%, 7/01/42		1,705	1,667,521

			14,498,061
Multi-Utilities — 0.2%
Ameren Illinois Co., 4.30%, 7/01/44		565	574,320
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		250	262,981
Centrica PLC, 5.25%, 4/10/75 (b)	GBP	125	193,187
Consolidated Edison Co. of New York, Inc.:
5.30%, 12/01/16	USD	500	525,261
6.75%, 4/01/38		900	1,187,302
4.63%, 12/01/54		250	248,388
Consumers Energy Co., 2.85%, 5/15/22		500	505,089
Dominion Gas Holdings LLC:
3.55%, 11/01/23		1,015	1,011,280
4.60%, 12/15/44		550	522,114
DTE Electric Co.:
4.30%, 7/01/44		680	690,291
3.70%, 3/15/45		650	604,592
NiSource Finance Corp., 5.65%, 2/01/45		380	441,177
Pacific Gas & Electric Co.:
5.63%, 11/30/17		515	560,648
3.75%, 2/15/24		200	205,406
6.05%, 3/01/34		1,085	1,324,133
5.80%, 3/01/37		250	293,608
4.75%, 2/15/44		1,885	1,991,486
Public Service Electric & Gas Co.:
2.00%, 8/15/19		500	500,815
3.05%, 11/15/24		700	696,430
4.00%, 6/01/44		870	854,594
San Diego Gas & Electric Co., 3.95%, 11/15/41		550	536,791
South Carolina Electric & Gas Co., 4.50%, 6/01/64		465	437,712
Southern California Gas Co.:
3.15%, 9/15/24		800	804,109

Corporate Bonds		Par (000)	Value
Multi-Utilities (concluded)
3.75%, 9/15/42	USD	360	$341,754
Tampa Electric Co., 6.15%, 5/15/37		250	314,548
Virginia Electric & Power Co.:
2.95%, 1/15/22		965	964,157
4.65%, 8/15/43		700	747,557
4.45%, 2/15/44		500	517,863
4.20%, 5/15/45		555	554,277
Wisconsin Electric Power Co., 2.95%, 9/15/21		1,000	1,018,013

			19,429,883
Oil, Gas & Consumable Fuels — 1.7%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75%, 5/20/20		200	209,500
7.00%, 5/20/22		625	664,750
Anadarko Petroleum Corp., 6.45%, 9/15/36		340	381,963
Antero Resources Corp.:
6.00%, 12/01/20		485	491,063
5.38%, 11/01/21		1,633	1,588,093
5.13%, 12/01/22		1,005	949,725
5.63%, 6/01/23 (a)		150	144,375
Apache Corp., 4.75%, 4/15/43		330	301,960
Baytex Energy Corp., 5.13%, 6/01/21 (a)		402	357,780
Berau Capital Resources Pte. Ltd., 12.50%, 7/08/49 (j)		1,500	956,250
Berau Coal Energy PT, 7.25%, 3/13/17		5,000	3,007,500
Berry Petroleum Co. LLC, 6.38%, 9/15/22		340	227,800
BIBBY Offshore Services PLC, 7.50%, 6/15/21	GBP	141	190,026
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (a)	USD	500	508,750
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		3,153	2,727,345
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 4/15/22		525	362,250
California Resources Corp.:
5.00%, 1/15/20		500	428,750
5.50%, 9/15/21		2,004	1,653,300
6.00%, 11/15/24		5,321	4,310,010
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 4/15/21		600	590,160
Carrizo Oil & Gas, Inc.:
7.50%, 9/15/20		700	703,500
6.25%, 4/15/23		730	700,654
Chaparral Energy, Inc., 7.63%, 11/15/22		75	43,875
Chesapeake Energy Corp.:
6.50%, 8/15/17		600	585,000
6.63%, 8/15/20		1,200	1,074,000
6.13%, 2/15/21		1,000	862,500
5.38%, 6/15/21		125	105,000
4.88%, 4/15/22		3,003	2,417,415
5.75%, 3/15/23		466	393,770
Chevron Corp.:
1.10%, 12/05/17		1,500	1,492,911
1.37%, 3/02/18		1,000	998,758
2.43%, 6/24/20		565	572,224
2.41%, 3/03/22		570	556,561
3.19%, 6/24/23		435	438,706
China Energy Reserve and Chemicals Group Overseas Co. Ltd., 5.25%, 5/11/18		750	753,337
Cimarex Energy Co., 4.38%, 6/01/24		252	243,810
Clayton Williams Energy, Inc., 7.75%, 4/01/19		500	443,750
Comstock Resources, Inc., 10.00%, 3/15/20 (a)		450	397,125
Concho Resources, Inc.:
7.00%, 1/15/21		100	104,250
6.50%, 1/15/22		900	930,375
5.50%, 10/01/22		100	100,000

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	49

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
5.50%, 4/01/23	USD	1,000	$1,000,000
Conoco Funding Co., 7.25%, 10/15/31		435	575,679
ConocoPhillips Co.:
1.50%, 5/15/18		600	598,163
5.75%, 2/01/19		1,430	1,614,554
2.40%, 12/15/22		505	477,055
5.90%, 5/15/38		900	1,058,376
6.50%, 2/01/39		445	553,750
4.30%, 11/15/44		640	624,273
CONSOL Energy, Inc.:
5.88%, 4/15/22		5,829	4,528,404
8.00%, 4/01/23 (a)		300	248,250
Continental Resources, Inc., 5.00%, 9/15/22		400	381,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.13%, 3/01/22		225	222,187
6.25%, 4/01/23 (a)		1,000	1,005,000
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22		100	100,500
DCP Midstream LLC:
5.35%, 3/15/20 (a)		350	344,865
4.75%, 9/30/21 (a)		600	567,541
DCP Midstream Operating LP:
2.50%, 12/01/17		750	723,012
3.88%, 3/15/23		150	127,096
Denbury Resources, Inc.:
5.50%, 5/01/22		1,499	1,187,957
4.63%, 7/15/23		850	612,000
Devon Energy Corp.:
3.25%, 5/15/22		510	501,330
4.75%, 5/15/42		270	253,495
Drill Rigs Holdings, Inc., 6.50%, 10/01/17 (a)		200	160,000
Ecopetrol SA, 5.38%, 6/26/26		2,400	2,328,600
Endeavor Energy Resources LP /EER Finance, Inc., 7.00%, 8/15/21 (a)		50	48,000
Energy Transfer Equity LP:
7.50%, 10/15/20		1,206	1,350,720
5.88%, 1/15/24		2,288	2,328,040
5.50%, 6/01/27		620	607,600
Energy Transfer Partners LP:
8.25%, 11/15/29		590	760,469
6.50%, 2/01/42		90	92,288
5.15%, 3/15/45		580	508,386
Energy XXI Gulf Coast, Inc., 11.00%, 3/15/20 (a)		900	679,500
EnQuest PLC, 7.00%, 4/15/22 (a)		400	292,000
Enterprise Products Operating LLC:
4.85%, 8/15/42		300	281,543
4.85%, 3/15/44		625	584,666
4.90%, 5/15/46		300	281,841
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 5/01/20		1,870	1,930,775
6.38%, 6/15/23 (a)		1,001	935,935
EV Energy Partners LP/EV Energy Finance Corp., 8.00%, 4/15/19		300	263,250
Exxon Mobil Corp.:
2.40%, 3/06/22		900	885,558
3.18%, 3/15/24		465	471,932
2.71%, 3/06/25		500	484,997
3.57%, 3/06/45		515	477,102
Gazprom Neft OAO Via GPN Capital SA, 2.93%, 4/26/18	EUR	130	135,134
Gazprom OAO Via Gaz Capital SA:
8.15%, 4/11/18		425	456,450

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
9.25%, 4/23/19 (a)	USD	2,120	$2,363,885
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		1,970	1,920,750
6.75%, 8/01/22		500	498,750
Gibson Energy, Inc., 6.75%, 7/15/21 (a)		350	356,125
Greenko Dutch BV, 8.00%, 8/01/19		5,000	4,700,000
Halcon Resources Corp., 8.63%, 2/01/20 (a)		442	422,110
Harvest Operations Corp., 6.88%, 10/01/17		100	92,250
Hilcorp. Energy I LP/Hilcorp. Finance Co.:
7.63%, 4/15/21 (a)		1,195	1,230,850
5.00%, 12/01/24 (a)		100	93,000
5.75%, 10/01/25 (a)		550	522,500
Husky Energy, Inc., 4.00%, 4/15/24		330	322,670
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/01/22		350	318,500
Kerr-McGee Corp., 7.88%, 9/15/31		155	202,874
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		534	579,051
6.55%, 9/15/40		80	80,190
5.00%, 8/15/42		105	89,552
4.70%, 11/01/42		200	164,159
5.00%, 3/01/43		240	204,378
5.50%, 3/01/44		830	756,756
5.40%, 9/01/44		325	290,869
Kinder Morgan, Inc.:
7.00%, 6/15/17		563	608,838
2.00%, 12/01/17		380	378,073
3.05%, 12/01/19		630	624,774
7.75%, 1/15/32		2,392	2,720,381
5.55%, 6/01/45		270	245,652
Laredo Petroleum, Inc., 7.38%, 5/01/22		1,127	1,146,723
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19		1,000	615,000
6.25%, 11/01/19		1,862	1,127,664
8.63%, 4/15/20		500	307,500
7.75%, 2/01/21		100	58,500
6.50%, 9/15/21		1,000	575,000
Marathon Petroleum Corp., 4.75%, 9/15/44		390	362,636
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
5.50%, 2/15/23		550	563,750
4.50%, 7/15/23		1,000	972,500
4.88%, 12/01/24		250	243,750
4.88%, 6/01/25		2,185	2,124,913
MEG Energy Corp.:
6.50%, 3/15/21 (a)		2,424	2,265,228
6.38%, 1/30/23 (a)		650	578,500
7.00%, 3/31/24 (a)		3,224	2,958,020
Memorial Resource Development Corp., 5.88%, 7/01/22		77	72,573
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.00%, 6/01/20 (a)		400	351,000
MIE Holdings Corp.:
6.88%, 2/06/18		650	498,179
7.50%, 4/25/19		1,000	702,420
Murray Energy Corp., 11.25%, 4/15/21 (a)		800	492,000
Newfield Exploration Co.:
5.75%, 1/30/22		600	594,000
5.63%, 7/01/24		500	490,000
5.38%, 1/01/26		779	747,840
Noble Energy, Inc.:
5.63%, 5/01/21		150	158,969

See Notes to Financial Statements.

50	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
5.88%, 6/01/22	USD	150	$160,928
5.88%, 6/01/24		325	352,656
5.25%, 11/15/43		580	551,951
Noble Group Ltd.:
6.00%, 1/29/20		200	138,000
6.75%, 1/29/20		3,750	3,604,687
Oasis Petroleum, Inc.:
6.88%, 3/15/22		675	621,000
6.88%, 1/15/23		160	144,800
Occidental Petroleum Corp.:
4.13%, 6/01/16		505	519,260
4.10%, 2/01/21		1,005	1,075,349
3.50%, 6/15/25		460	460,101
4.63%, 6/15/45		125	126,324
Offshore Group Investment Ltd., 7.50%, 11/01/19		525	280,875
ONEOK, Inc., 4.25%, 2/01/22		400	388,317
Pacific Drilling SA, 5.38%, 6/01/20 (a)		616	474,320
Paramount Resources Ltd., 6.88%, 6/30/23 (a)		479	464,630
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		600	633,000
PDC Energy, Inc., 7.75%, 10/15/22		50	51,563
Peabody Energy Corp.:
6.25%, 11/15/21		1,183	334,197
10.00%, 3/15/22 (a)		770	390,775
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 6.50%, 5/15/21		505	536,563
Petrobras Global Finance BV:
5.88%, 3/01/18		2,275	2,284,100
3.25%, 4/01/19	EUR	335	336,240
3.75%, 1/14/21		197	193,257
4.25%, 10/02/23		835	795,696
Petro-Canada, 6.80%, 5/15/38	USD	1,025	1,287,138
Petroleos Mexicanos:
5.50%, 1/21/21		14,202	15,370,683
2.75%, 4/21/27	EUR	210	209,299
6.38%, 1/23/45	USD	780	800,826
Phillips 66, 4.88%, 11/15/44		445	429,836
Plains All American Pipeline LP/PAA Finance Corp., 4.90%, 2/15/45		270	256,163
Precision Drilling Corp.:
6.63%, 11/15/20		450	436,500
5.25%, 11/15/24		763	641,874
Puma International Financing SA, 6.75%, 2/01/21 (a)		200	202,132
QEP Resources, Inc.:
6.88%, 3/01/21		350	351,750
5.38%, 10/01/22		1,610	1,505,350
5.25%, 5/01/23		200	185,000
Range Resources Corp.:
6.75%, 8/01/20		150	155,063
5.75%, 6/01/21		400	405,000
5.00%, 8/15/22		150	146,250
5.00%, 3/15/23		1,000	980,000
4.88%, 5/15/25 (a)		250	240,000
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.50%, 4/15/23		438	439,095
4.50%, 11/01/23		1,186	1,123,308
Reliance Holding USA, Inc., 5.40%, 2/14/22		5,000	5,439,365
Reliance Industries Ltd., 4.13%, 1/28/25		367	365,671
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (a)		861	904,050
6.00%, 1/15/19 (a)		500	511,250
5.63%, 4/15/20 (a)		350	353,500

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
6.88%, 4/15/40 (a)	USD	300	$310,500
RSP Permian, Inc., 6.63%, 10/01/22 (a)		1,097	1,105,227
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		1,550	1,581,000
6.25%, 3/15/22		625	643,750
5.63%, 4/15/23		1,303	1,289,970
5.75%, 5/15/24		5,453	5,422,327
5.63%, 3/01/25 (a)		1,803	1,775,955
Sabine Pass LNG LP, 7.50%, 11/30/16		6,500	6,760,000
Sanchez Energy Corp.:
7.75%, 6/15/21		100	90,000
6.13%, 1/15/23		1,719	1,392,390
SandRidge Energy, Inc.:
8.75%, 6/01/20 (a)		800	620,000
7.50%, 2/15/23		688	209,840
Seven Generations Energy Ltd., 6.75%, 5/01/23 (a)		244	238,510
Seventy Seven Operating LLC, 6.63%, 11/15/19		1,743	1,268,033
Shell International Finance BV:
4.30%, 9/22/19		1,720	1,876,823
2.13%, 5/11/20		1,000	999,049
3.25%, 5/11/25		1,275	1,259,428
4.13%, 5/11/35		250	247,891
6.38%, 12/15/38		1,310	1,678,449
4.55%, 8/12/43		420	428,575
4.38%, 5/11/45		1,915	1,912,794
SM Energy Co.:
6.13%, 11/15/22		1,405	1,383,925
5.00%, 1/15/24		75	68,625
5.63%, 6/01/25		600	567,000
Southern Star Central Corp., 5.13%, 7/15/22 (a)		609	618,135
Stone Energy Corp., 7.50%, 11/15/22		475	375,250
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		654	683,430
Suncor Energy, Inc., 6.10%, 6/01/18		700	779,463
Sunoco LP/Sunoco Finance Corp.:
5.50%, 8/01/20 (a)		500	508,750
6.38%, 4/01/23 (a)		610	626,775
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.00%, 1/15/18 (a)		950	983,250
4.13%, 11/15/19 (a)		750	750,000
5.25%, 5/01/23		100	98,750
4.25%, 11/15/23		500	462,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.50%, 10/15/19 (a)		475	491,625
6.13%, 10/15/21		560	583,800
6.25%, 10/15/22 (a)		1,272	1,329,240
TOTAL SA, 2.25% (b)(i)	EUR	235	252,927
TransCanada PipeLines Ltd.:
1.88%, 1/12/18	USD	155	155,784
3.80%, 10/01/20		615	648,340
2.50%, 8/01/22		225	212,317
4.63%, 3/01/34		1,085	1,065,058
6.10%, 6/01/40		200	226,259
5.00%, 10/16/43		1,245	1,247,181
Tullow Oil PLC:
6.00%, 11/01/20 (a)		500	410,000
6.25%, 4/15/22 (a)		250	208,750
Ultra Petroleum Corp., 6.13%, 10/01/24 (a)		550	423,500
Unit Corp., 6.63%, 5/15/21		500	477,500
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20		350	312,489

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	51

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Western Gas Partners LP, 5.45%, 4/01/44	USD	330	$331,403
Whiting Canadian Holding Co. ULC, 8.13%, 12/01/19		150	154,687
Whiting Petroleum Corp.:
5.00%, 3/15/19		1,510	1,449,600
5.75%, 3/15/21		1,058	1,031,550
6.25%, 4/01/23		585	570,375
The Williams Cos., Inc., 3.70%, 1/15/23		290	261,736
Williams Partners LP, 4.90%, 1/15/45		492	417,694
WPX Energy, Inc.:
7.50%, 8/01/20		500	507,500
6.00%, 1/15/22		900	841,500
8.25%, 8/01/23		500	508,125
5.25%, 9/15/24		935	801,763
XTO Energy, Inc., 6.25%, 8/01/17		750	825,257

			207,831,762
Paper & Forest Products — 0.0%
International Paper Co.:
3.65%, 6/15/24		63	62,501
6.00%, 11/15/41		130	141,393
4.80%, 6/15/44		78	72,825
Resolute Forest Products, Inc., 5.88%, 5/15/23		450	375,750
Verso Paper Holdings LLC/Verso Paper, Inc., 11.75%, 1/15/19		200	80,000

			732,469
Personal Products — 0.0%
Avon Products, Inc.:
5.35%, 3/15/20		500	436,250
5.75%, 3/15/23		200	163,000
Edgewell Personal Care Co., 4.70%, 5/19/21		750	768,005
The Estee Lauder Cos., Inc., 2.35%, 8/15/22		405	394,625
First Quality Finance Co., Inc., 4.63%, 5/15/21 (a)		100	95,000
Revlon Consumer Products Corp., 5.75%, 2/15/21		100	100,000

			1,956,880
Pharmaceuticals — 0.7%
AbbVie, Inc.:
1.80%, 5/14/18		740	737,981
2.50%, 5/14/20		530	526,744
4.40%, 11/06/42		280	263,245
4.70%, 5/14/45		720	702,596
Actavis Funding SCS:
2.35%, 3/12/18		1,480	1,484,560
4.85%, 6/15/44		270	259,641
4.75%, 3/15/45		735	693,017
Actavis, Inc.:
1.88%, 10/01/17		4,706	4,704,325
3.25%, 10/01/22		1,290	1,254,653
AstraZeneca PLC:
1.95%, 9/18/19		1,525	1,522,867
6.45%, 9/15/37		495	641,511
4.00%, 9/18/42		480	465,826
Bayer AG, 2.38%, 4/02/75 (b)	EUR	290	310,238
Bristol-Myers Squibb Co.:
2.00%, 8/01/22	USD	695	660,568
5.88%, 11/15/36		675	823,574
Catamaran Corp., 4.75%, 3/15/21		100	113,250
Eli Lilly & Co.:
1.95%, 3/15/19		425	427,294
2.75%, 6/01/25		1,650	1,606,981
3.70%, 3/01/45		460	425,541

Corporate Bonds		Par (000)	Value
Pharmaceuticals (concluded)
Endo Finance LLC:
5.75%, 1/15/22 (a)	USD	100	$103,000
7.75%, 1/15/22 (a)		990	1,054,350
5.38%, 1/15/23 (a)		400	404,248
6.00%, 7/15/23 (a)		2,497	2,596,880
Endo Ltd./Endo Finance LLC/Endo Finco,Inc., 6.00%, 2/01/25 (a)		1,881	1,937,430
Forest Laboratories, Inc., 5.00%, 12/15/21 (a)		620	671,784
GlaxoSmithKline Capital PLC, 1.50%, 5/08/17		1,785	1,795,460
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/18		500	556,237
6.38%, 5/15/38		935	1,192,380
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22		2,103	2,124,030
Hospira, Inc.:
6.05%, 3/30/17		200	214,729
5.60%, 9/15/40		350	400,937
inVentiv Health, Inc., 9.00%, 1/15/18 (a)		75	78,375
Johnson & Johnson:
3.38%, 12/05/23		1,410	1,473,767
4.38%, 12/05/33		1,705	1,836,162
Merck & Co., Inc.:
1.30%, 5/18/18		1,250	1,245,487
1.85%, 2/10/20		400	398,100
3.88%, 1/15/21		1,705	1,820,986
2.35%, 2/10/22		140	136,998
2.75%, 2/10/25		750	717,896
4.15%, 5/18/43		795	792,993
3.70%, 2/10/45		1,605	1,470,878
Mylan, Inc., 5.40%, 11/29/43		400	421,395
Novartis Capital Corp.:
3.40%, 5/06/24		1,100	1,121,949
4.40%, 5/06/44		765	808,102
Novartis Securities Investment Ltd., 5.13%, 2/10/19		1,000	1,113,911
Pfizer, Inc.:
0.90%, 1/15/17		1,265	1,266,857
6.20%, 3/15/19		1,250	1,431,323
2.10%, 5/15/19		1,000	1,009,537
3.40%, 5/15/24		1,130	1,140,008
7.20%, 3/15/39		1,505	2,064,703
4.30%, 6/15/43		320	319,898
4.40%, 5/15/44		710	714,701
Quintiles Transnational Corp., 4.88%, 5/15/23 (a)		550	557,903
Sanofi, 2.63%, 3/29/16		665	674,044
Valeant Pharmaceuticals International:
7.00%, 10/01/20 (a)		295	306,431
6.38%, 10/15/20 (a)		2,676	2,819,835
7.25%, 7/15/22 (a)		100	105,500
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (a)		1,065	1,118,916
5.38%, 3/15/20 (a)		2,367	2,432,093
7.50%, 7/15/21 (a)		1,375	1,491,875
5.63%, 12/01/21 (a)		3,225	3,309,656
5.50%, 3/01/23 (a)		1,199	1,225,977
4.50%, 5/15/23	EUR	3,450	3,732,126
5.88%, 5/15/23 (a)	USD	4,910	5,105,909
6.13%, 4/15/25 (a)		4,512	4,715,040
Wyeth LLC, 5.95%, 4/01/37		295	357,436

			80,012,644
Professional Services — 0.0%
HIS, Inc., 5.00%, 11/01/22 (a)		500	500,625

See Notes to Financial Statements.

52	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Professional Services (concluded)
TMF Group Holding BV, 9.88%, 12/01/19	EUR	1,450	$1,711,896

			2,212,521
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.:
4.70%, 3/15/22	USD	56	58,742
4.00%, 6/01/25		217	212,639
ARC Properties Operating Partnership LP:
2.00%, 2/06/17		1,000	978,750
3.00%, 2/06/19		600	573,526
4.60%, 2/06/24		200	193,000
AvalonBay Communities, Inc.:
5.70%, 3/15/17		385	411,821
2.95%, 9/15/22		20	19,603
2.85%, 3/15/23		20	19,245
4.20%, 12/15/23		300	316,503
3.45%, 6/01/25		245	243,521
Communications Sales & Leasing, Inc.:
6.00%, 4/15/23 (a)		315	302,400
8.25%, 10/15/23 (a)		1,500	1,432,500
DuPont Fabros Technology LP, 5.88%, 9/15/21		375	385,313
ERP Operating LP:
5.38%, 8/01/16		1,870	1,949,419
5.75%, 6/15/17		1,000	1,078,777
4.50%, 6/01/45		425	422,543
ESH Hospitality, Inc., 5.25%, 5/01/25 (a)		800	779,000
FelCor Lodging LP, 5.63%, 3/01/23		250	256,550
GELF Bond Issuer I SA, 1.75%, 11/22/21	EUR	285	309,840
The GEO Group, Inc.:
5.88%, 1/15/22	USD	825	862,125
5.88%, 10/15/24		560	579,600
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/01/18		125	129,375
4.88%, 11/01/20		1,025	1,057,031
5.38%, 11/01/23		150	156,289
HCP, Inc.:
6.30%, 9/15/16		674	708,501
6.00%, 1/30/17		2,363	2,509,331
6.70%, 1/30/18		703	780,291
Health Care REIT, Inc.:
3.63%, 3/15/16		720	730,628
4.70%, 9/15/17		440	465,866
2.25%, 3/15/18		3,110	3,127,270
Host Hotels & Resorts LP, 4.00%, 6/15/25		330	327,294
Iron Mountain, Inc.:
6.00%, 8/15/23		1,660	1,726,400
5.75%, 8/15/24		850	856,375
iStar Financial, Inc.:
3.00%, 11/15/16 (k)		2,023	2,393,462
4.00%, 11/01/17		100	98,250
5.00%, 7/01/19		725	711,450
Prologis LP:
4.50%, 8/15/17		655	691,404
6.88%, 3/15/20		1,000	1,153,121
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/23 (a)		377	375,115
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 2/01/21		200	207,500
Simon Property Group LP:
2.80%, 1/30/17		1,250	1,277,614
2.15%, 9/15/17		1,250	1,270,906
7.38%, 6/15/18		780	900,254
4.38%, 3/01/21		500	542,895
3.38%, 10/01/24		650	650,573
6.75%, 2/01/40		200	262,362
4.75%, 3/15/42		250	262,214

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (concluded)
4.25%, 10/01/44	USD	565	$549,735
Ventas Realty LP:
1.55%, 9/26/16		1,112	1,115,918
2.00%, 2/15/18		2,500	2,512,393
WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (a)		765	765,879

			39,701,113
Real Estate Management & Development — 0.9%
Agile Property Holdings Ltd., 6.50%, 2/28/17	CNH	20,000	3,110,557
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (h)	GBP	2,023	3,759,893
Aroundtown Property Holdings PLC, 3.00%, 12/09/21	EUR	1,600	1,634,371
Caifu Holdings Ltd., 8.75%, 1/24/20	USD	5,000	4,897,750
Central Plaza Development Ltd., 7.13% (b)(i)		600	621,600
China Aoyuan Property Group Ltd., 10.88%, 5/26/18		900	899,775
China New Town Finance I Ltd., 5.50%, 5/06/18	CNH	7,500	1,205,638
China South City Holdings Ltd., 8.25%, 1/29/19	USD	250	238,347
CIFI Holdings Group Co. Ltd., 7.75%, 6/05/20		3,650	3,596,163
Country Garden Holdings Co. Ltd.:
7.50%, 3/09/20		2,000	2,080,562
7.25%, 4/04/21		4,300	4,380,840
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (a)		1,525	1,601,250
CTR Partnership LP/CareTrust Capital Corp., 5.88%, 6/01/21		2,000	2,040,000
Fantasia Holdings Group Co. Ltd., 10.75%, 1/22/20		3,600	3,299,436
Fantasia Holdings Group Ltd., 7.88%, 5/27/16	CNH	15,000	2,308,805
Filinvest Development Cayman Islands, 4.25%, 4/02/20	USD	2,500	2,481,875
General Electric Capital Corp., 4.63%, 1/30/43		519	510,826
Glorious Property Holdings Ltd., 13.25%, 3/04/18		2,500	1,450,000
Greenland Hong Kong Holdings Ltd., 5.50%, 1/23/18	CNH	20,000	3,198,971
Greentown China Holdings Ltd., 5.63%, 5/13/16		11,500	1,848,652
The Howard Hughes Corp., 6.88%, 10/01/21 (a)	USD	125	132,500
Jababeka International BV, 7.50%, 9/24/19		500	490,041
Kaisa Group Holdings Ltd.:
6.88%, 4/22/16	CNH	19,500	1,692,722
8.88%, 3/19/18 (j)	USD	1,500	821,250
Kennedy-Wilson, Inc., 5.88%, 4/01/24		435	431,194
Lai Fung Holdings Ltd., 6.88%, 4/25/18	CNH	18,500	2,847,517
Lodha Developers International Ltd., 12.00%, 3/13/20	USD	1,500	1,515,000
Logan Property Holdings Co. Ltd., 9.75%, 12/08/17		3,000	3,040,890
New World China Land Ltd., 5.50%, 2/06/18	CNH	17,000	2,771,832
Pakuwon Prima Pte. Ltd., 7.13%, 7/02/19	USD	3,000	3,015,009
Realogy Group LLC, 7.63%, 1/15/20 (a)		2,609	2,755,756
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (a)		912	918,840
5.25%, 12/01/21 (a)		391	400,775
Shui On Development Holding Ltd.:
8.70%, 11/24/17		1,500	1,540,781
9.63%, 6/10/19		750	775,337
Sparkle Assets Ltd., 6.88%, 1/30/20		2,200	2,326,282
Start Plus Investments Ltd., 5.55%, 6/24/18	CNH	15,000	2,390,051
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22	USD	680	728,662

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	53

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Real Estate Management & Development (concluded)
Theta Capital Pte. Ltd.:
7.00%, 5/16/19	USD	2,000	$2,049,918
6.13%, 11/14/20		1,700	1,705,413
7.00%, 4/11/22		2,300	2,312,995
The Unique Pub Finance Co. PLC:
5.66%, 6/30/27	GBP	1,591	2,521,373
6.46%, 3/30/32		500	694,932
Universal Number One Co. Ltd., 5.70%, 1/30/17	CNH	15,000	2,417,325
Vingroup JSC, 11.63%, 5/07/18	USD	3,040	3,268,258
Wanda Properties International Co. Ltd., 7.25%, 1/29/24		9,000	9,873,810
Yanlord Land Group Ltd., 10.63%, 3/29/18		1,700	1,782,314
Yuzhou Properties Co. Ltd., 8.75%, 10/04/18		6,000	6,090,000

			106,476,088
Road & Rail — 0.2%
Ashtead Capital, Inc.:
6.50%, 7/15/22 (a)		1,445	1,519,071
5.63%, 10/01/24 (a)		590	591,475
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.88%, 11/15/17		1,450	1,482,625
5.50%, 4/01/23		500	502,500
Burlington Northern Santa Fe LLC:
4.90%, 4/01/44		690	727,031
4.15%, 4/01/45		220	207,126
Canadian National Railway Co.:
2.85%, 12/15/21		805	815,987
2.95%, 11/21/24		865	849,530
6.20%, 6/01/36		400	513,653
4.50%, 11/07/43		230	244,408
CHC Helicopter SA, 9.25%, 10/15/20		540	345,600
The Hertz Corp.:
4.25%, 4/01/18		4,470	4,548,225
6.75%, 4/15/19		2,325	2,399,842
5.88%, 10/15/20		500	508,750
7.38%, 1/15/21		1,020	1,063,350
6.25%, 10/15/22		350	357,000
ITNL International Pte. Ltd., 8.00%, 7/17/17	CNH	18,000	2,922,492
Kansas City Southern de Mexico SA de CV, 0.99%, 10/28/16 (b)	USD	1,240	1,232,122
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.75%, 5/11/17 (a)		530	547,489
2.50%, 6/15/19 (a)		1,300	1,286,847
Ryder System, Inc.:
2.45%, 11/15/18		620	628,387
2.50%, 5/11/20		885	880,961
Silk Bidco A/S, 7.50%, 2/01/22	EUR	1,172	1,341,852
Union Pacific Corp.:
4.00%, 2/01/21	USD	445	477,917
3.75%, 3/15/24		605	630,020
4.82%, 2/01/44		610	668,165
4.85%, 6/15/44		745	812,158
4.15%, 1/15/45		200	196,551
3.88%, 2/01/55		50	44,746

			28,345,880
Semiconductors & Semiconductor Equipment — 0.2%
Advanced Micro Devices, Inc.:
6.75%, 3/01/19		300	218,250
7.75%, 8/01/20		100	67,313
Amkor Technology, Inc., 6.38%, 10/01/22		375	358,594
Analog Devices, Inc., 2.88%, 6/01/23		235	226,534
Applied Materials, Inc., 2.65%, 6/15/16		435	441,540

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment (concluded)
Broadcom Corp., 4.50%, 8/01/34	USD	735	$733,151
Freescale Semiconductor, Inc.:
5.00%, 5/15/21 (a)		50	50,781
6.00%, 1/15/22 (a)		880	919,600
Global A&T Electronics Ltd.:
10.00%, 2/01/19		3,300	2,953,566
10.00%, 2/01/19		1,300	1,163,526
Intel Corp.:
1.35%, 12/15/17		1,310	1,309,578
2.45%, 7/29/20		335	337,467
3.10%, 7/29/22		510	510,929
2.70%, 12/15/22		500	485,260
3.70%, 7/29/25		600	605,680
4.80%, 10/01/41		1,015	1,041,208
4.90%, 7/29/45		265	272,182
Maxim Integrated Products, Inc., 2.50%, 11/15/18		1,620	1,634,295
Micron Technology, Inc.:
5.88%, 2/15/22		75	76,500
5.25%, 8/01/23 (a)		750	721,875
5.25%, 1/15/24 (a)		500	480,000
5.50%, 2/01/25 (a)		835	808,906
NXP BV/NXP Funding LLC:
3.75%, 6/01/18 (a)		600	607,500
4.13%, 6/15/20 (a)		1,670	1,676,263
5.75%, 2/15/21 (a)		200	208,624
4.63%, 6/15/22 (a)		300	297,000
Sensata Technologies BV:
4.88%, 10/15/23 (a)		75	74,250
5.63%, 11/01/24 (a)		150	154,687
5.00%, 10/01/25 (a)		1,497	1,467,060
STATS ChipPAC Ltd., 4.50%, 3/20/18 (a)		400	402,000
Texas Instruments, Inc.:
0.88%, 3/12/17		300	300,417
1.65%, 8/03/19		500	494,917
1.75%, 5/01/20		1,100	1,093,437
Xilinx, Inc., 2.13%, 3/15/19		300	300,600

			22,493,490
Software — 0.4%
Activision Blizzard, Inc.:
5.63%, 9/15/21 (a)		1,500	1,575,000
6.13%, 9/15/23 (a)		175	188,563
Audatex North America, Inc.:
6.00%, 6/15/21 (a)		1,719	1,755,529
6.13%, 11/01/23 (a)		1,080	1,055,700
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		4,315	4,509,175
5.00%, 9/01/23		656	651,487
5.50%, 12/01/24		1,573	1,580,865
First Data Corp.:
7.38%, 6/15/19 (a)		1,307	1,363,332
6.75%, 11/01/20 (a)		4,427	4,681,553
11.75%, 8/15/21		393	446,055
IMS Health, Inc., 6.00%, 11/01/20 (a)		2,016	2,086,560
Infor U.S., Inc., 6.50%, 5/15/22 (a)		2,426	2,480,585
Italics Merger Sub, Inc., 7.13%, 7/15/23 (a)		324	318,330
Microsoft Corp.:
3.00%, 10/01/20		915	953,486
2.38%, 2/12/22		1,325	1,306,704
2.38%, 5/01/23		465	450,932
3.50%, 2/12/35		1,000	926,560
5.30%, 2/08/41		260	298,966

See Notes to Financial Statements.

54	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Software (concluded)
3.50%, 11/15/42	USD	605	$533,775
4.88%, 12/15/43		700	758,993
3.75%, 2/12/45		350	320,145
4.00%, 2/12/55		880	803,428
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		2,204	2,237,060
Oracle Corp.:
2.38%, 1/15/19		1,000	1,016,004
2.25%, 10/08/19		3,055	3,073,110
2.50%, 5/15/22		300	291,536
2.50%, 10/15/22		1,145	1,106,004
3.40%, 7/08/24		565	568,857
3.25%, 5/15/30		500	463,785
4.30%, 7/08/34		1,045	1,047,575
3.90%, 5/15/35		500	474,655
5.38%, 7/15/40		1,205	1,350,268
4.50%, 7/08/44		514	514,381
4.13%, 5/15/45		1,315	1,241,806
Rolta Americas LLC, 8.88%, 7/24/19		3,065	2,283,425
Rolta LLC, 10.75%, 5/16/18		400	347,174
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23 (a)		776	803,160

			45,864,523
Specialty Retail — 0.3%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		417	433,680
Best Buy Co., Inc.:
5.00%, 8/01/18		200	210,062
5.50%, 3/15/21		300	312,075
CST Brands, Inc., 5.00%, 5/01/23		1,103	1,097,485
Ferrellgas LP/Ferrellgas Finance Corp.:
6.50%, 5/01/21		100	100,250
6.75%, 6/15/23 (a)		500	501,250
Group 1 Automotive, Inc., 5.00%, 6/01/22		275	275,000
Guitar Center, Inc., 6.50%, 4/15/19 (a)		350	317,625
The Home Depot, Inc.:
2.00%, 6/15/19		1,810	1,823,901
3.75%, 2/15/24		825	864,880
5.88%, 12/16/36		935	1,143,696
4.20%, 4/01/43		235	234,451
4.88%, 2/15/44		1,835	2,016,733
4.40%, 3/15/45		740	762,247
4.25%, 4/01/46		200	200,969
House of Fraser Funding PLC:
8.88%, 8/15/18	GBP	1,151	1,880,587
6.40%, 9/15/20 (b)		135	209,831
IT Ltd., 6.25%, 5/15/18	CNH	24,100	3,680,409
L Brands, Inc.:
6.90%, 7/15/17	USD	1,100	1,200,375
8.50%, 6/15/19		100	117,625
6.63%, 4/01/21		850	955,723
5.63%, 2/15/22		950	1,020,063
5.63%, 10/15/23		75	79,500
Lowe’s Cos., Inc.:
3.75%, 4/15/21		830	889,423
6.65%, 9/15/37		150	196,806
5.00%, 9/15/43		1,650	1,848,642
4.25%, 9/15/44		400	400,108
The Men’s Wearhouse, Inc., 7.00%, 7/01/22		325	346,125
Next PLC, 4.38%, 10/02/26	GBP	710	1,217,262
Pacific Emerald Pte. Ltd., 9.75%, 7/25/18	USD	4,000	4,175,200
Penske Automotive Group, Inc.:
5.75%, 10/01/22		1,064	1,107,890

Corporate Bonds		Par (000)	Value
Specialty Retail (concluded)
5.38%, 12/01/24	USD	429	$432,217
Punch Taverns Finance B Ltd., 5.27%, 3/30/24	GBP	797	1,170,124
Punch Taverns Finance PLC:
Series 2013-A6, Class B, 5.94%, 12/30/24		500	765,183
Series 2014, 6.08%, 10/15/27 (a)(b)		1,104	1,629,267
Sally Holdings LLC/Sally Capital, Inc.:
6.88%, 11/15/19	USD	150	156,900
5.75%, 6/01/22		500	521,250
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24		500	497,500
THOM Europe SAS, 7.38%, 7/15/19	EUR	805	931,611
Tops Holding LLC/Tops Markets II Corp., 8.00%, 6/15/22 (a)	USD	175	173,687
Toys R Us Property Co. II LLC, 8.50%, 12/01/17		500	497,500
Travis Perkins PLC, 4.38%, 9/15/21	GBP	163	260,925

			36,656,037
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.:
1.00%, 5/03/18	USD	1,450	1,435,306
2.10%, 5/06/19		730	738,505
2.00%, 5/06/20		1,475	1,472,102
2.85%, 5/06/21		1,500	1,521,732
2.70%, 5/13/22		500	497,263
2.40%, 5/03/23		705	673,396
3.20%, 5/13/25		950	945,500
3.05%, 7/31/29	GBP	280	433,610
3.85%, 5/04/43	USD	1,015	936,189
4.45%, 5/06/44		340	343,497
3.45%, 2/09/45		1,260	1,080,324
4.38%, 5/13/45		785	788,203
Dell, Inc., 5.88%, 6/15/19		375	393,750
EMC Corp.:
2.65%, 6/01/20		725	731,750
3.38%, 6/01/23		535	535,659
NCR Corp.:
4.63%, 2/15/21		100	99,937
5.00%, 7/15/22		650	645,125
6.38%, 12/15/23		400	421,500
Project Homestake Merger Corp., 8.88%, 3/01/23 (a)		1,285	1,207,900
Seagate HDD Cayman, 3.75%, 11/15/18		600	624,770

			15,526,018
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 6.38%, 12/15/20		750	782,813
INVISTA Finance LLC, 4.25%, 10/15/19 (a)		200	196,000
Levi Strauss & Co.:
6.88%, 5/01/22		1,044	1,126,215
5.00%, 5/01/25		669	645,585
NIKE, Inc., 3.63%, 5/01/43		250	231,646
PVH Corp., 4.50%, 12/15/22		275	277,063
Springs Industries, Inc., 6.25%, 6/01/21		640	636,800
Wolverine World Wide, Inc., 6.13%, 10/15/20		573	603,083

			4,499,205
Thrifts & Mortgage Finance — 0.0%
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 7/01/21		375	350,156
Nykredit Realkredit A/S, 2.00%, 10/01/47	DKK	6,505	867,591
Radian Group, Inc., 2.25%, 3/01/19 (k)	USD	907	1,580,447

			2,798,194

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	55

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Tobacco — 0.1%
Altria Group, Inc., 5.38%, 1/31/44	USD	560	$601,643
BAT International Finance PLC, 2.00%, 3/13/45	GBP	245	232,104
Philip Morris International, Inc.:
2.50%, 5/16/16	USD	1,000	1,015,003
4.50%, 3/26/20		555	608,260
2.63%, 3/06/23		1,480	1,425,848
6.38%, 5/16/38		1,175	1,478,085
4.13%, 3/04/43		576	544,394
4.25%, 11/10/44		650	624,011
Reynolds American, Inc.:
3.50%, 8/04/16 (a)		1,870	1,907,935
2.30%, 8/21/17 (a)		1,402	1,414,259
2.30%, 6/12/18		820	827,278
3.25%, 6/12/20		125	126,968
3.25%, 11/01/22		130	126,314
7.00%, 8/04/41 (a)		170	196,996
6.15%, 9/15/43		360	398,201
5.85%, 8/15/45		5,205	5,596,739
Vector Group Ltd., 7.75%, 2/15/21		200	213,500

			17,337,538
Trading Companies & Distributors — 0.2%
Air Lease Corp.:
4.50%, 1/15/16		620	627,502
2.13%, 1/15/18		4,360	4,315,659
3.38%, 1/15/19		750	765,000
Aviation Capital Group Corp., 3.88%, 9/27/16 (a)		1,255	1,273,937
GATX Corp.:
2.38%, 7/30/18		1,960	1,968,203
2.50%, 3/15/19		1,240	1,237,348
H&E Equipment Services, Inc., 7.00%, 9/01/22		100	99,500
Neptune Orient Lines Ltd., 4.40%, 11/08/19	SGD	3,000	2,197,850
Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50%, 3/15/16 (a)	USD	2,490	2,508,326
3.38%, 3/15/18 (a)		1,770	1,823,751
2.88%, 7/17/18 (a)		1,941	1,971,974
4.88%, 7/11/22 (a)		714	755,443
United Rentals North America, Inc.:
7.38%, 5/15/20		150	159,563
8.25%, 2/01/21		296	315,021
7.63%, 4/15/22		3,655	3,970,244
6.13%, 6/15/23		125	128,750
4.63%, 7/15/23		1,000	986,250
5.75%, 11/15/24		2,298	2,246,295
5.50%, 7/15/25		898	858,713

			28,209,329
Transportation Infrastructure — 0.0%
gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	417	479,925
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV:
5.00%, 10/16/19	USD	920	1,010,611
3.13%, 7/16/22		865	857,993
6.13%, 3/30/40		660	766,656
4.38%, 7/16/42		950	879,329
Crown Castle International Corp.:
4.88%, 4/15/22		450	461,788
5.25%, 1/15/23		1,640	1,717,900
Lynx I Corp., 6.00%, 4/15/21	GBP	2,511	4,092,850

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (concluded)
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	2,250	$2,319,956
Millicom International Cellular SA:
6.63%, 10/15/21 (a)	USD	950	988,000
6.00%, 3/15/25 (a)		200	197,500
Nokia OYJ:
5.38%, 5/15/19		700	743,858
6.63%, 5/15/39		619	671,615
Rogers Communications, Inc., 6.80%, 8/15/18		786	893,928
Sable International Finance Ltd., 6.88%, 8/01/22		345	345,000
SBA Communications Corp., 4.88%, 7/15/22		1,895	1,866,575
SBA Telecommunications, Inc., 5.75%, 7/15/20		2,350	2,455,750
SmarTone Finance Ltd., 3.88%, 4/08/23		6,050	5,676,413
Sprint Capital Corp.:
6.90%, 5/01/19		1,000	980,000
6.88%, 11/15/28		650	550,875
8.75%, 3/15/32		1,750	1,655,937
Sprint Communications, Inc.:
6.00%, 12/01/16		800	816,500
9.13%, 3/01/17		500	529,375
8.38%, 8/15/17		200	211,500
9.00%, 11/15/18 (a)		6,446	7,219,520
7.00%, 3/01/20 (a)		150	159,750
7.00%, 8/15/20		150	144,187
6.00%, 11/15/22		1,100	966,350
Sprint Corp.:
7.25%, 9/15/21		1,300	1,243,125
7.88%, 9/15/23		4,510	4,323,963
7.13%, 6/15/24		1,852	1,694,580
7.63%, 2/15/25		1,050	973,875
Telefonica Europe BV, 4.20% (b)(i)	EUR	800	907,154
T-Mobile USA, Inc.:
6.46%, 4/28/19	USD	500	515,625
6.63%, 11/15/20		1,500	1,560,000
6.25%, 4/01/21		1,500	1,571,250
6.63%, 4/28/21		400	423,480
6.13%, 1/15/22		125	130,625
6.73%, 4/28/22		1,275	1,351,500
6.00%, 3/01/23		1,000	1,042,500
6.63%, 4/01/23		1,000	1,065,000
6.84%, 4/28/23		625	668,750
6.50%, 1/15/24		1,513	1,597,637
6.38%, 3/01/25		4,065	4,263,169
United States Cellular Corp., 6.70%, 12/15/33		199	184,513
Vodafone Group PLC, 4.38%, 2/19/43		490	430,457

			63,126,919
Total Corporate Bonds — 21.7%			2,624,349,719

See Notes to Financial Statements.

56	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Aerospace & Defense — 0.0%
B/E Aerospace, Inc., Term Loan, 4.00%, 12/16/21	USD	1,783	$1,797,394
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		1,236	1,086,644

			2,884,038
Airlines — 0.0%
Northwest Airlines, Inc.:
Term B757-200 Loan (N551), 1.63%, 9/10/18		107	102,213
Term B757-200 Loan (N554), 1.63%, 9/10/18		108	103,330
Term B757-300 Loan (N583), 2.25%, 3/10/17		100	97,750
Term B757-300 Loan (N584), 2.25%, 3/10/17		100	97,750
Term B757-300 Loan (N550), 1.63%, 3/10/17		106	101,655

			502,698
Auto Components — 0.0%
FPC Holdings, Inc., Initial Loan (First Lien), 5.25%, 11/19/19		780	769,766
The Goodyear Tire & Rubber Co., Loan (Second Lien), 3.75%, 4/30/19		1,000	1,004,250

			1,774,016
Banks — 0.0%
Walton Portland Mezz Holdings VI LLC, Loan, 6.94%, 7/08/16		3,750	3,750,000
Building Products — 0.1%
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		1,902	1,894,777
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,735	1,724,157
HD Supply, Inc., Term Loan 2014, 4.00%, 6/28/18		3,551	3,549,580
Jeld-Wen, Inc. (Onex BP Finance LP), Term B-1 Loan, 5.00%, 7/01/22		1,830	1,836,863
Universal Services of America:
Delayed Draw (2nd Lien), 9.00%, 7/30/23		35	34,419
Term Loan B (1st Lien), 4.75%, 7/27/22		898	893,617
Term Loan B (1st Lien), 9.50%, 7/30/23		530	527,756
Delayed Draw (1st Lien), 5.00%, 7/27/22		63	63,012

			10,524,181
Capital Markets — 0.0%
Alliant Holdings I LLC, Initial Term Loan, 5.00%, 12/20/19		1,682	1,682,213
American Capital Ltd. (FKA American Capital Strategies Ltd.), Term Loan B, 3.50%, 8/22/17		1,561	1,556,606

			3,238,819
Chemicals — 0.1%
Allnex (Luxembourg) & Cy SCA, Tranche B-1 Term Loan, 4.50%, 10/03/19		635	635,357
Allnex USA, Inc., Tranche B-2 Term Loan, 4.50%, 10/03/19		330	329,656
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		751	644,627
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Euro Term Loan, 4.00%, 2/01/20	EUR	211	232,109

Floating Rate Loan Interests (b)		Par (000)	Value
Chemicals (concluded)
Huntsman International LLC, 2014-1 Incremental Term Loan, 3.75%, 10/01/21	USD	1,980	$1,973,822
Macdermid, Inc. (Platform Specialty Products Co.), Tranche B Term Loan (First Lien), 4.50%, 6/07/20		730	732,268
Oxea Finance & Cy SCA (Oxea Finance LLC):
Term Loan (Second Lien), 8.25%, 7/15/20		675	633,656
Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20		1,896	1,847,644
Royal Holdings, Inc.:
Initial Term Loan (First Lien), 4.50%, 6/20/22		725	727,269
Initial Term Loan (Second Lien), 8.50%, 6/19/23		605	604,498

			8,360,906
Commercial Services & Supplies — 0.2%
Alixpartners LLP, Term Loan B (1st Lien), 4.50%, 7/28/22		370	370,770
Alliance Laundry Systems LLC, Initial Term Loan (First Lien), 4.25%, 12/10/18		543	543,540
Allied Security Holdings LLC, Closing Date Term Loan (First Lien), 4.25%, 2/12/21		1,990	1,985,439
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		2,126	2,033,465
Informatica Corp., USD Term Loan (First Lien), 3.50%, 6/03/22		2,120	2,119,357
Kronos, Inc.:
Initial Term Loan (Second Lien), 9.75%, 4/30/20		1,924	1,982,443
Term Loan (1st Lien), 4.50%, 10/30/19		735	734,772
On Assignment, Inc., Initial Term B Loan, 3.75%, 6/03/22		573	573,924
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		3,582	3,578,271
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche E Term Loan, 4.00%, 3/08/20		710	710,428
Trans Union LLC, 2015 Term B-2 Loan, 3.75%, 4/09/21		4,171	4,143,824
West Corp., Term B-10 Loan, 3.25%, 6/30/18		885	881,998

			19,658,231
Communications Equipment — 0.0%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		1,479	1,461,140
Riverbed Technology, Inc., Term Loan, 6.00%, 4/25/22		623	630,295

			2,091,435
Consumer Discretionary — 0.0%
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 4.25%, 7/23/21		1,277	1,269,200
Containers & Packaging — 0.0%
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), New Term Loan, 4.00%, 12/17/19		489	488,813
Berry Plastics Corp., Term E Loan, 3.75%, 1/06/21		199	198,552
SIG Combibloc Holdings SCA (FKA Onex Wizard Acquisition Co. II SCA), Initial Dollar Term Loan, 4.25%, 3/11/22		933	934,351

			1,621,716

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	57

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Diversified Consumer Services — 0.0%
The Servicemaster Co. LLC, Initial Term Loan, 4.25%, 7/01/21	USD	3,970	$3,974,407
Diversified Financial Services — 0.1%
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.50%, 12/01/18		3,834	3,854,036
RPI Finance Trust, Term B-4 Term Loan, 3.50%, 11/09/20		858	858,908

			4,712,944
Diversified Telecommunication Services — 0.1%
Avaya, Inc., Term B-7 Loan, 6.25%, 5/29/20		3,684	3,498,712
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19		1,272	1,274,899
Level 3 Financing, Inc., Tranche B 2020 Term Loan, 4.00%, 1/15/20		6,000	6,013,140

			10,786,751
Food & Staples Retailing — 0.1%
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Hortons), Term B-2 Loan, 3.75%, 12/10/21		5,089	5,099,996
BJ’s Wholesale Club, Inc., New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		2,797	2,798,223
Dole Food Co., Inc., Tranche B Term Loan, 4.50% - 5.75%, 11/01/18		1,179	1,181,557
Pinnacle Foods Finance LLC, New Term Loan G, 3.00%, 4/29/20		1,513	1,508,906
Supervalu, Inc., New Term Loan, 4.50%, 3/21/19		1,001	1,004,335
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.00%, 4/02/20		528	275,063

			11,868,080
Food Products — 0.0%
Hostess Brands LLC:
Term Loan (2nd Lien), 8.50%, 7/28/23		215	215,537
Term Loan B (1st Lien), 4.50%, 7/29/22		830	831,726

			1,047,263
Health Care Equipment & Supplies — 0.0%
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18		2,960	2,965,394
Health Care Providers & Services — 0.1%
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan, 4.25%, 6/20/22		465	466,744
AmSurg Corp., Initial Term Loan, 3.75%, 7/16/21		1,980	1,982,097
CHS/Community Health Systems, Inc.:
Incremental 2019 Term G Loan, 3.75%, 12/31/19		2,242	2,243,961
Incremental 2021 Term H Loan, 4.00%, 1/27/21		4,125	4,140,171
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.), Tranche B Term Loan, 3.50%, 6/24/21		1,167	1,168,512
DJO Finance LLC, Initial Term Loan, 4.25%, 6/08/20		1,170	1,170,877
HCA, Inc., Tranche B-4 Term Loan, 3.03%, 5/01/18		285	285,085
Mallinckrodt International Finance SA, Initial Term B Loan, 3.25%, 3/19/21		820	817,805
Millennium Health LLC (FKA Millennium Laboratories LLC), Tranche B Term Loan, 5.25%, 4/16/21		1,106	444,432
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.75%, 6/30/21		1,176	1,166,954

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Providers & Services (concluded)
Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4.25%, 5/16/22	USD	485	$485,000
Surgical Care Affiliates, Inc., Initial Term Loan, 4.25%, 3/17/22		374	374,063

			14,745,701
Hotels, Restaurants & Leisure — 0.5%
A-R HHC Orlando Convention Hotel LLC, Mezzanine Loan, 6.44%, 8/07/21		7,250	7,250,000
BRE/Lauderdale Grande LLC, Mezzanine Term Loan, 6.19%, 7/09/19		3,500	3,500,000
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 3.75% - 5.00%, 1/30/20		2,898	2,899,430
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		8,189	7,646,799
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		662	662,906
La Quinta Intermediate Holdings LLC, Initial Term Loan, 4.00%, 4/14/21		3,715	3,719,983
Las Vegas Sands LLC, Term B Loan, 3.25%, 12/19/20		1,655	1,650,896
MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 3.50%, 12/20/19		1,428	1,421,947
Sabre GLBL, Inc. (FKA Sabre, Inc.):
Incremental Term Loan, 4.00%, 2/19/19		437	438,852
Term B Loan, 4.00%, 2/19/19		619	620,672
Starwood Schulte, Mezzanine, 8.04%, 6/30/17		13,500	13,500,000
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		2,272	2,275,936
Thayer Los Cabos Arrendador S. DE R.L. De C.V. (Thayer Los Cabos Arrendattario, S. DE R.L. De C.V.), B Note, 8.19%, 9/09/15		5,375	5,375,000
Travelport Finance (Luxembourg) S.à r.l., Initial Term Loan, 5.75%, 9/02/21		2,189	2,193,860

			53,156,281
Household Products — 0.0%
Spectrum Brands, Inc., USD Term Loan, 3.75%, 6/23/22		1,666	1,670,464
Independent Power and Renewable Electricity Producers — 0.1%
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		2,242	2,245,723
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 6/19/16		7,450	7,484,121

			9,729,844
Internet Software & Services — 0.1%
Amaya Holdings BV, Initial Term B Loan (Second Lien), 8.00%, 8/01/22		3,360	3,390,240
Go Daddy Operating Co. LLC, Initial Term Loan, 4.25%, 5/13/21		1,990	1,997,412

			5,387,652
Life Sciences Tools & Services — 0.0%
DPX Holdings BV (FKA JLL/Delta Dutch Newco BV), 2015 Incremental Dollar Term Loan, 4.25%, 3/11/21		1,418	1,412,278
Machinery — 0.1%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (AKA Hamilton Sundstrand), Refinancing Term Loan, 4.00%, 12/13/19		2,879	2,751,605
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21		2,966	2,949,311

See Notes to Financial Statements.

58	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Machinery (concluded)
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20	USD	2,513	$2,512,827
WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19		164	163,312

			8,377,055
Media — 0.2%
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan, 7.00%, 3/31/20		3,692	3,701,441
Charter Communications Operating LLC (AKA CCO Safari LLC), Term Loan I (1st Lien), 3.50%, 1/30/23		2,470	2,475,409
Dallas Design District, Mezzanine, 6.89%, 11/25/16		4,000	4,000,000
Houghton Mifflin Harcourt Co., Term Loan, 4.00%, 5/28/21		1,240	1,237,026
Media General, Inc., Term B Loan, 4.00%, 7/31/20		1,291	1,297,184
Numericable U.S. LLC:
Dollar Denominated Tranche B-1 Loan, 4.50%, 5/21/20		2,241	2,243,948
Dollar Denominated Tranche B-2 Loan, 4.50%, 5/21/20		1,938	1,941,321
Tribune Media Co. (FKA Tribune Co.), Term B Loan, 3.75%, 12/28/20		2,323	2,326,022
TWCC Holding Corp., Term B-1 Loan, 5.75%, 2/11/20		998	986,278
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		2,815	2,811,727
Virgin Media Investment Holdings Ltd., F Facility, 3.50%, 6/30/23		2,451	2,441,698
WideOpenWest Finance LLC, Replacement Term B Loan, 4.50%, 4/01/19		1,166	1,165,543

			26,627,597
Metals & Mining — 0.0%
Novelis, Inc., Initial Term Loan, 4.00%, 6/02/22		3,729	3,726,904
Oil, Gas & Consumable Fuels — 0.1%
EP Energy LLC (FKA Everest Acquisition LLC), Tranche B-3 Loan, 3.50%, 5/24/18		913	893,359
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		1,977	1,926,123
Veresen Midstream LP, Tranche B-1 Term Loan, 5.25%, 3/31/22		2,090	2,102,176

			4,921,658
Pharmaceuticals — 0.2%
Capsugel Holdings U.S., Inc., Initial Term Loan, 3.50%, 8/01/18		1,199	1,196,939
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, 4.25%, 5/20/21		2,928	2,938,538
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		490	449,506
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		511	468,099
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		88	80,707
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), US Term Loan, 6.50%, 3/19/21		705	645,654
Concordia Healthcare Corp., Initial Term Loan, 4.75%, 4/21/22		480	481,800
Endo Luxembourg Finance Co. I S.à r.l.:
Bridge Loan, 2.75%, 6/24/16		1,550	1,550,000

Floating Rate Loan Interests (b)		Par (000)	Value
Pharmaceuticals (concluded)
Term Loan B, 3.00%, 6/24/22	USD	2,105	$2,113,188
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.19%, 2/27/21		1,395	1,398,743
Horizon Pharma, Inc., 2015 Term Loan, 4.50%, 5/07/21		1,441	1,445,991
Par Pharmaceutical Cos., Inc. (Par Pharmaceutical, Inc.), Term B-2 Loan, 4.00%, 9/30/19		1,407	1,405,356
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.00%, 12/05/18		3,579	3,575,272
Valeant Pharmaceuticals International, Inc.:
Series C-2 Tranche B Term Loan, 3.50%, 12/11/19		646	646,592
Series F-1 Tranche B Term Loan, 4.00%, 4/01/22		5,819	5,836,477

			24,232,862
Professional Services — 0.0%
FCA U.S. LLC (FKA Chrysler Group LLC), Term Loan B, 3.50%, 5/24/17		3,992	3,989,295
Real Estate Investment Trusts (REITs) — 0.0%
Communications Sales & Leasing, Inc. (CSL Capital LLC), Term Loan, 5.00%, 10/24/22		870	842,543
Real Estate Management & Development — 0.1%
Realogy Group LLC (FKA Realogy Corp.), Extended Synthetic Commitment, 0.04% - 4.40%, 10/10/16		35	34,305
Thor 680 Madison Ave Mezz LLC, Loan, 5.51%, 8/09/16		15,000	15,000,000

			15,034,305
Road & Rail — 0.0%
The Hertz Corp., Tranche B-2 Term Loan, 3.50%, 3/11/18		3,980	3,972,998
Semiconductors & Semiconductor Equipment — 0.1%
Avago Technologies Cayman Ltd. (Avago Technologies Holdings Luxembourg S.à r.l.), Term Loan, 3.75%, 5/06/21		1,731	1,733,129
Blue Coat Holdings, Inc., Initial Term Loan, 4.50%, 5/20/22		1,860	1,860,781
Commscope, Inc., Tranche 5 Term Loan, 3.75%, 12/29/22		510	510,637
Epicor Software Corp. (FKA Eagle Parent, Inc.), Term Loan B (1st Lien), 4.75%, 6/01/22		1,465	1,462,070
Freescale Semiconductor, Inc.:
Tranche B-4 Term Loan, 4.25%, 2/28/20		1,559	1,561,631
Tranche B5 Term Loan, 5.00%, 1/15/21		995	998,817
SS&C European Holdings, S.a.r.l, Term B-2 Loan, 4.00%, 7/08/22		468	471,476
SS&C Technologies, Inc., Term B-1 Loan, 4.00%, 7/08/22		2,840	2,860,288

			11,458,829
Software — 0.1%
CCC Information Services, Inc. (FKA CCC Holdings, Inc.), Term Loan, 4.00%, 12/20/19		434	431,029
First Data Corp.:
2018 New Dollar Term Loan, 3.69%, 3/23/18		7,240	7,217,411
2018B Second New Term Loan, 3.69%, 9/24/18		570	568,267
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		1,264	1,254,185

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	59

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Software (concluded)
Interactive Data Corp., Term Loan, 4.75%, 5/02/21	USD	915	$918,311
Mitchell International, Inc., Initial Term Loan, 4.50%, 10/13/20		350	349,894

			10,739,097
Specialty Retail — 0.1%
Academy Ltd., Initial Term Loan, 5.00%, 7/01/22		1,135	1,139,415
Bass Pro Group LLC, New Term Loan (2015), 4.00%, 6/05/20		1,045	1,046,968
Michaels Stores, Inc., Incremental 2014 Term Loan, 4.00%, 1/28/20		1,985	1,991,572
National Vision, Inc., Initial Term Loan (First Lien), 4.00%, 3/12/21		1,820	1,787,024
Party City Holdings, Inc., 2014 Replacement Term Loan, 4.00%, 7/27/19		1,401	1,400,028
PetSmart, Inc., Tranche B-1 Loan, 4.25%, 3/11/22		2,569	2,576,602
The Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		1,960	1,950,932

			11,892,541
Textiles, Apparel & Luxury Goods — 0.0%
Leslie’s Poolmart, Inc., Additional Tranche B Term Loan, 4.25%, 10/16/19		766	765,489
Transportation Infrastructure — 0.0%
Air Medical Group Holdings, Inc., Initial Term Loan,, 4.50%, 4/28/22		1,330	1,319,360
Total Floating Rate Loan Interests — 2.5%			305,032,832

Foreign Government Obligations
Brazil — 0.2%
Brazilian Government International Bond, 4.88%, 1/22/21		17,913	18,486,216
British Virgin Islands — 0.0%
Minmetals Bounteous Finance BVI Ltd., 4.75%, 7/30/25		1,500	1,495,050
Canada — 0.0%
Government of Canada, 3.50%, 12/01/45	CAD	1,820	1,826,680
NOVA Chemicals Corp., 5.00%, 5/01/25 (a)	USD	382	378,180

			2,204,860
Cayman Islands — 0.0%
CCBL Cayman Corp. Ltd., 3.25%, 7/28/20		1,050	1,034,933
China — 0.0%
Bank of China Ltd., 5.00%, 11/13/24		1,500	1,543,249
CCCI Treasure Ltd., 3.50% (b)(i)		3,000	2,955,900

			4,499,149
Croatia — 0.2%
Croatia Government International Bond, 6.63%, 7/14/20		21,494	23,514,479
Germany — 0.0%
HSH Nordbank AG:
0.79%, 2/14/17 (b)	EUR	2,123	1,727,703
0.83%, 2/14/17 (b)		1,437	1,167,856

			2,895,559
Hungary — 0.2%
Hungary Government International Bond, 6.25%, 1/29/20	USD	20,895	23,561,536

Foreign Government Obligations		Par (000)	Value
Iceland — 0.0%
Republic of Iceland, 4.88%, 6/16/16	USD	3,625	$3,718,224
India — 0.0%
Bharat Petroleum Corp. Ltd., 4.63%, 10/25/22		280	288,652
NTPC Ltd., 5.63%, 7/14/21		1,410	1,549,184

			1,837,836
Indonesia — 0.2%
Indonesia Government International Bond, 5.88%, 3/13/20		12,732	14,164,350
Pelabuhan Indonesia II PT, 5.38%, 5/05/45		2,900	2,516,620
Republic of Indonesia:
2.88%, 7/08/21	EUR	405	450,911
3.38%, 7/30/25		296	322,221

			17,454,102
Mexico — 0.2%
Mexico Government International Bond, 3.63%, 3/15/22	USD	22,100	22,398,350
Mongolia — 0.0%
Mongolian People’s Republic, 7.50%, 6/30/18	CNH	10,000	1,543,213
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		3,190	3,272,940

			4,816,153
Panama — 0.0%
Panama Government International Bond, 5.20%, 1/30/20	USD	3,641	4,008,741
Portugal — 0.0%
Portugal Obrigacoes do Tesouro OT:
3.85%, 4/15/21	EUR	483	597,024
2.88%, 10/15/25		770	882,073
3.88%, 2/15/30		250	306,702
4.10%, 2/15/45		380	475,331

			2,261,130
Romania — 0.2%
Romanian Government International Bond, 6.75%, 2/07/22	USD	15,958	18,830,440
Russia — 0.0%
Russian Federation, 3.63%, 9/16/20	EUR	100	109,221
Slovenia — 0.3%
Republic of Slovenia:
4.75%, 5/10/18	USD	26,516	28,359,076
5.85%, 5/10/23		475	542,973
5.25%, 2/18/24		960	1,057,920
Slovenia Government Bonds:
2.13%, 7/28/25	EUR	301	331,267
5.13%, 3/30/26		40	56,208

			30,347,444
South Africa — 0.1%
Republic of South Africa, 6.50%, 2/28/41	ZAR	370	22,428
South Africa Government International Bond, 5.88%, 5/30/22	USD	10,490	11,633,095

			11,655,523
South Korea — 0.0%
The Korea Development Bank, 2.25%, 5/18/20		460	458,579
Spain — 0.0%
Kingdom of Spain Inflation Linked Bond, 1.80%, 11/30/24	EUR	80	96,706
Sri Lanka — 0.0%
Republic of Sri Lanka, 6.25%, 10/04/20	USD	5,100	5,253,000

See Notes to Financial Statements.

60	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Turkey — 0.0%
Hazine Mustesarligi Varlik Kiralama A/S, 2.80%, 3/26/18	USD	910	$906,706
United Kingdom — 0.1%
United Kingdom Gilt, 3.25%, 1/22/44	GBP	5,605	9,859,990
Uruguay — 0.1%
Uruguay Government International Bond, 8.00%, 11/18/22	USD	9,015	11,516,227
Total Foreign Government Obligations — 1.8%			223,220,154

Investment Companies		Shares
iShares iBoxx $ High Yield Corporate Bond ETF (e)(f)		5,882,712	517,502,175
iShares iBoxx $ Investment Grade Corporate Bond ETF (e)		399,514	46,483,454
iShares U.S. Preferred Stock ETF (e)(f)		1,739,167	68,731,880
SPDR Barclays High Yield Bond ETF (f)		7,798,857	296,122,600
Total Investment Companies — 7.7%			928,840,109

Non-Agency Mortgage-Backed Securities		Par (000)
Collateralized Mortgage Obligations — 7.0%
Adjustable Rate Mortgage Trust:
Series 2005-9, Class 5A1, 0.46%, 11/25/35 (b)	USD	4,063	3,707,588
Series 2005-8, Class 7A2, 0.47%, 11/25/35 (b)		4,778	4,348,002
Series 2005-8, Class 2A1, 2.78%, 11/25/35 (b)		8,824	7,857,483
Ajax Mortgage Loan Trust, Series 2015-B, Class A, 3.88%, 7/25/60 (a)(c)		5,002	4,991,942
Alternative Loan Trust:
Series 2005-16, Class A1, 1.81%, 6/25/35 (b)		1,512	1,354,387
Series 2005-36, Class 2A1A, 0.50%, 8/25/35 (b)		4,407	3,481,246
Series 2005-56, Class 1A1, 0.92%, 11/25/35 (b)		7,539	6,514,525
Series 2005-56, Class 4A1, 0.50%, 11/25/35 (b)		10,558	8,810,152
Series 2005-63, Class 3A3, 5.19%, 11/25/35 (b)		6,687	5,447,181
Series 2005-61, Class 1A1, 0.45%, 12/25/35 (b)		668	592,863
Series 2005-61, Class 2A1, 0.47%, 12/25/35 (b)		6,314	5,500,973
Series 2005-63, Class 5A1, 2.52%, 12/25/35 (b)		1,037	873,745
Series 2005-64CB, Class 1A1, 5.50%, 12/25/35		215	203,949
Series 2005-72, Class A1, 0.46%, 1/25/36 (b)		6,079	5,411,576
Series 2005-72, Class A3, 0.49%, 1/25/36 (b)		6,443	5,220,782
Series 2006-2CB, Class A6, 5.50%, 3/25/36		1,942	1,636,463
Series 2006-2CB, Class A8, 6.00%, 3/25/36		2,064	1,815,827
Series 2006-7CB, Class 1A6, 6.00%, 5/25/36		1,958	1,692,879
Series 2006-9T1, Class A7, 6.00%, 5/25/36		981	885,122

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2006-11CB, Class 1A5, 6.00%, 5/25/36	USD	1,827	$1,596,718
Series 2006-15CB, Class A1, 6.50%, 6/25/36		2,214	1,797,520
Series 2006-20CB, Class A9, 6.00%, 7/25/36		1,111	933,824
Series 2006-25CB, Class A2, 6.00%, 10/25/36		1,244	1,117,214
Series 2006-OA3, Class 2A1, 0.40%, 5/25/36 (b)		23,656	19,044,287
Series 2006-J7, Class 2A1, 2.18%, 11/20/36 (b)		11,172	8,082,233
Series 2006-45T1, Class 1A10, 6.00%, 2/25/37		5,489	4,403,059
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		4,438	3,715,330
Series 2006-J8, Class A5, 6.00%, 2/25/37		2,717	2,111,544
Series 2007-J1, Class 2A5, 6.00%, 3/25/37		2,847	2,009,109
Series 2007-9T1, Class 1A1, 6.00%, 5/25/37		1,093	874,429
Series 2007-9T1, Class 2A1, 6.00%, 5/25/37		6,327	5,160,219
Series 2007-9T1, Class 2A2, 6.00%, 5/25/37		1,086	885,766
Series 2007-12T1, Class A22, 5.75%, 6/25/37		4,025	3,326,964
Series 2007-12T1, Class A5, 6.00%, 6/25/37		893	751,168
Series 2007-AL1, Class A1, 0.44%, 6/25/37 (b)		14,402	10,381,325
Series 2007-OA6, Class A1A, 0.33%, 6/25/37 (b)		5,939	5,036,303
Series 2007-18CB, Class 2A25, 6.00%, 8/25/37		758	679,821
Series 2007-19, Class 1A4, 6.00%, 8/25/37		2,688	2,241,247
Series 2007-19, Class 1A8, 6.00%, 8/25/37		1,308	1,090,456
Series 2007-25, Class 1A3, 6.50%, 11/25/37		6,605	5,677,419
Series 2006-OA2, Class A1, 0.40%, 5/20/46 (b)		3,745	2,767,511
Series 2006-OA6, Class 1A2, 0.40%, 7/25/46 (b)		19,871	17,215,002
Series 2006-OA8, Class 1A1, 0.38%, 7/25/46 (b)		28,078	23,042,206
Series 2006-OA16, Class A2, 0.38%, 10/25/46 (b)		1,107	966,650
Series 2006-OA14, Class 1A1, 1.90%, 11/25/46 (b)		15,374	12,965,092
Series 2006-OA14, Class 2A1, 0.38%, 11/25/46 (b)		15,880	13,196,003
Series 2006-OA14, Class 3A1, 1.02%, 11/25/46 (b)		22,756	18,072,557
Series 2006-OA22, Class A1, 0.35%, 2/25/47 (b)		20,578	17,560,483
Series 2007-6, Class A4, 5.75%, 4/25/47		3,459	3,030,607
Series 2007-OA3, Class 1A1, 0.33%, 4/25/47 (b)		24,966	20,854,294
Series 2007-OA4, Class A1, 0.36%, 5/25/47 (b)		11,565	9,918,547
Series 2007-OA7, Class A1B, 0.33%, 5/25/47 (b)		1,993	1,674,052
Series 2007-OA8, Class 2A1, 0.37%, 6/25/47 (b)		25,276	19,786,730

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	61

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2007-15CB, Class A7, 6.00%, 9/25/47	USD	701	$654,878
Series 2007-OH3, Class A1A, 0.48%, 9/25/47 (b)		9,742	8,322,196
Series 2007-OA11, Class A1A, 1.55%, 11/25/47 (b)		6,270	4,714,256
Alternative Loan Trust Resecuritization, Series 2006-22R, Class 1A6, 6.00%, 5/25/36		2,854	2,488,263
American Home Mortgage Assets Trust:
Series 2007-3, Class 22A1, 6.25%, 6/25/37 (c)		2,294	1,565,359
Series 2007-2, Class A1, 0.32%, 3/25/47 (b)		5,947	4,707,045
American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 0.77%, 11/25/45 (b)		6,016	5,162,774
Banc of America Funding Corp., Series 2006-D, Class 6A1, 4.71%, 5/20/36 (b)		968	779,001
Banc of America Funding Trust:
Series 2006-7, Class T2A3, 5.69%, 10/25/36 (b)		1,620	1,373,572
Series 2007-A, Class 2A1, 0.35%, 2/20/47 (b)		1,879	1,618,178
Series 2007-D, Class 1A1, 0.40%, 6/20/47 (b)		4,480	3,654,127
Banc of America Mortgage Trust, Series 2004-L, Class 4A1, 2.76%, 1/25/35 (b)		35	34,153
Bear Stearns ALT-A Trust, Series 2006-2, Class 11A1, 0.63%, 4/25/36 (b)		17,383	13,077,185
Bear Stearns ARM Trust, Series 2006-1, Class A1, 2.36%, 2/25/36 (b)		4,850	4,811,812
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AC9, Class A5, 5.75%, 12/25/35 (c)		1,938	1,718,066
Series 2006-AC1, Class 1A2, 5.75%, 2/25/36 (c)		1,889	1,559,784
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A5, 6.00%, 1/25/37		241	205,282
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2007-J2, Class 2A6, 6.00%, 7/25/37		1,540	1,281,318
Series 2007-J2, Class 2A8, 6.00%, 7/25/37		2,352	1,956,587
Series 2007-21, Class 1A1, 6.25%, 2/25/38		484	435,051
Series 2006-OA4, Class A1, 1.13%, 4/25/46 (b)		4,539	2,556,436
Series 2006-OA5, Class 2A1, 0.39%, 4/25/46 (b)		27,173	21,925,584
Credit Suisse Mortgage Capital Certificates, Series 2015-5R, Class 3A1, 4.75%, 1/27/37 (a)		2,995	2,994,635
Credit Suisse Mortgage Trust:
Series 2006-8, Class 1A1, 4.50%, 10/25/21		554	525,054
Series 2008-2R, Class 1A1, 6.00%, 7/25/37 (a)		2,176	1,910,219
Series 2013-7R, Class 6A1, 3.75%, 6/26/47 (a)(b)		5,834	5,875,932
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (a)(b)		10,855	10,455,290
Series 2015-RPL3, Class A1, 3.75%, 12/25/56 (a)(c)		19,817	19,797,244

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2006-OA1, Class A1, 0.39%, 2/25/47 (b)	USD	2,513	$2,021,016
Series 2007-OA4, Class 1A1A, 0.38%, 8/25/47 (b)		4,709	3,912,073
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, 4.29%, 6/27/37 (a)(b)		13,333	13,319,221
Fannie Mae Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.44%, 10/25/23 (b)		9,940	10,684,605
Series 2014-C01, Class M2, 4.59%, 1/25/24 (b)		23,930	24,379,573
Series 2014-C02, Class 1M2, 2.79%, 5/25/24 (b)		13,920	12,394,772
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA8, Class 1A1, 1.88%, 2/25/37 (b)		3,872	2,733,306
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-DN1, Class M3, 4.34%, 1/25/25 (b)		24,700	24,961,622
Series 2015-DNA1, Class M3, 3.49%, 10/25/27 (b)		9,278	8,989,214
Series 2015-DNA2, Class M3, 4.09%, 12/25/27 (b)		20,000	19,868,920
GMAC Mortgage Corp Loan Trust, Series 2005-AR2, Class 4A, 3.17%, 5/25/35 (b)		147	140,724
Granite Master Issuer PLC:
Series 2007-2, Class 4A1, 0.28%, 12/17/54 (b)		651	648,367
Series 2005-2, Class A6, 0.45%, 12/20/54 (b)		1,121	1,117,774
Series 2006-2, Class A4, 0.27%, 12/20/54 (b)		3,691	3,680,561
Series 2007-1, Class 2A1, 0.33%, 12/20/54 (b)		552	550,351
GreenPoint Mortgage Funding Trust:
Series 2006-AR1, Class GA1B, 0.36%, 2/25/36 (b)		10,181	8,198,694
Series 2007-AR3, Class A1, 0.41%, 6/25/37 (b)		9,833	8,228,117
GSR Mortgage Loan Trust:
Series 2005-AR3, Class 5A1, 2.71%, 5/25/35 (b)		3,594	3,461,167
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		98	94,521
HomeBanc Mortgage Trust:
Series 2005-5, Class A1, 0.45%, 1/25/36 (b)		3,021	2,606,083
Series 2006-2, Class A1, 0.37%, 12/25/36 (b)		6,382	5,522,944
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 7/25/37		1,637	1,466,565
Series 2007-F2, Class 2A1, 6.50%, 7/25/37		2,667	1,741,349
IndyMac INDA Mortgage Loan Trust,
Series 2007-AR7, Class 1A1, 2.73%, 11/25/37 (b)		4,210	3,935,552
IndyMac INDX Mortgage Loan Trust:
Series 2005-AR1, Class 3A1, 2.50%, 3/25/35 (b)		2,824	2,831,573

See Notes to Financial Statements.

62	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2007-FLX3, Class A1, 0.43%, 6/25/37 (b)	USD	4,080	$3,507,168
Series 2007-AR15, Class 1A1, 2.83%, 8/25/37 (b)		281	217,268
Series 2007-AR15, Class 2A1, 4.26%, 8/25/37 (b)		1,270	1,012,941
Lehman XS Trust:
Series 2007-20N, Class A1, 1.34%, 12/25/37 (b)		23,972	17,651,489
Series 2006-12N, Class A31A, 0.39%, 8/25/46 (b)		8,817	6,710,686
LSTAR Securities Investment Trust:
Series 2015-2, Class A, 2.18%, 1/01/20 (a)(b)		3,396	3,357,615
Series 2015-3, Class A, 2.19%, 3/01/20 (a)(b)		4,861	4,799,805
Series 2015-6, Class A, 2.19%, 5/01/20 (a)(b)		9,756	9,661,661
Series 2014-1, Class NOTE, 3.28%, 9/01/21 (a)(b)		24,884	24,914,845
Series 2014-2, Class A, 2.18%, 12/01/21 (a)(b)		14,529	14,362,449
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1, Class AV1, 2.84%, 6/25/37 (b)		2,480	1,654,645
Merrill Lynch Mortgage Investors Trust:
Series 2005-A9, Class 2A1E, 2.53%, 12/25/35 (b)		2,778	2,609,056
Series 2006-1, Class 2A1, 2.12%, 2/25/36 (b)		1,310	1,292,350
Morgan Stanley Re-REMIC Trust, Series 2010-R6, Class 4B, 0.38%, 2/26/37 (a)(b)		11,889	8,496,127
Prime Mortgage Trust:
Series 2006-DR1, Class 1A2, 6.00%, 5/25/35 (a)		296	300,322
Series 2006-DR1, Class 2A1, 5.50%, 5/25/35 (a)		846	825,419
Progress Trust, Series 2007-1GA, Class 1A, 0.42%, 8/19/38 (a)(b)		428	426,528
Residential Accredit Loans, Inc., Series 2007-QS4, Class 3A2, 6.00%, 3/25/37		500	418,326
Residential Asset Securitization Trust, Series 2006-A15, Class A12, 6.25%, 1/25/37		537	384,534
Residential Funding Mortgage Securities Trust, Series 2007-S7, Class A20, 6.00%, 7/25/37		161	145,310
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 2.74%, 4/25/47 (b)		808	634,409
Structured Asset Mortgage Investments II Trust:
Series 2005-AR3, Class 1A1, 0.46%, 8/25/35 (b)		3,724	3,221,270
Series 2005-AR8, Class A1A, 0.47%, 2/25/36 (b)		7,818	6,320,056
Series 2006-AR2, Class A1, 0.42%, 2/25/36 (b)		2,587	2,048,318
Series 2006-AR3, Class 11A1, 0.40%, 4/25/36 (b)		5,849	4,196,434
Series 2006-AR4, Class 3A1, 0.38%, 6/25/36 (b)		10,677	8,454,565
Series 2006-AR8, Class A1A, 0.39%, 10/25/36 (b)		12,821	10,247,227
Series 2006-AR6, Class 1A3, 0.38%, 7/25/46 (b)		8,751	5,976,645

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Series 2006-AR6, Class 2A1, 0.38%, 7/25/46 (b)	USD	28,303	$22,308,768
Series 2007-AR4, Class GA4B, 0.37%, 9/25/47 (b)		6,419	5,496,872
WaMu Mortgage Pass-Through Certificates Trust:
Series 2005-AR15, Class A1A1, 0.45%, 11/25/45 (b)		4,337	4,058,084
Series 2006-AR19, Class 2A, 1.93%, 1/25/47 (b)		19,087	17,171,778
Series 2007-OA4, Class 1A, 0.94%, 5/25/47 (b)		4,412	3,774,032
Series 2007-OA5, Class 1A, 0.92%, 6/25/47 (b)		14,850	12,581,703
Series 2007-OA6, Class 1A, 0.98%, 7/25/47 (b)		7,679	6,532,067
Washington Mutual Mortgage Pass-Through Certificates:
Series 2006-8, Class A5, 4.77%, 10/25/36 (c)		1,841	1,288,539
Series 2006-AR5, Class 1A, 1.15%, 6/25/46 (b)		12,872	8,366,095
Series 2007-OA1, Class 2A, 0.89%, 12/25/46 (b)		11,711	7,860,491
Series 2007-OA5, Class A1A, 1.01%, 5/25/47 (b)		6,903	5,472,607

			844,718,823
Commercial Mortgage-Backed Securities — 3.7%
Aventura Mall Trust, Series 2013-AVM, Class E, 3.74%, 12/05/32 (a)(b)		4,703	4,577,155
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSMZ, Class M, 5.88%, 9/15/18 (a)(b)		10,000	9,999,900
Banc of America Commercial Mortgage Trust:
Series 2006-6, Class AJ, 5.42%, 10/10/45		6,256	6,400,706
Series 2006-5, Class AM, 5.45%, 9/10/47		3,321	3,438,729
Series 2007-3, Class AJ, 5.57%, 6/10/49 (b)		6,208	6,444,732
Series 2008-1, Class A1A, 6.17%, 2/10/51 (b)		1,370	1,489,349
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2004-4, Class F, 5.34%, 7/10/42 (a)(b)		3,000	3,072,468
Series 2005-3, Class AM, 4.73%, 7/10/43		192	192,345
Series 2005-6, Class B, 5.16%, 9/10/47 (b)		1,685	1,700,157
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW16, Class AM, 5.71%, 6/11/40 (b)		2,035	2,151,805
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		1,958	2,049,310
Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (b)		2,135	2,284,081
BXHTL Mortgage Trust:
Series 2015-JWRZ, Class DR3, 4.08%, 5/15/29 (a)(b)		8,700	8,439,000
Series 2015-JWRZ, Class GL3, 3.76%, 5/15/29 (a)(b)		13,200	12,559,585
Carefree Portfolio Trust:
Series 2014-CARE, Class D, 3.44%, 11/15/19 (a)(b)		4,850	4,870,942

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	63

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-CMZA, Class MZA, 6.16%, 11/15/19 (a)(b)	USD	2,000	$2,001,900
CDGJ Commercial Mortgage Trust:
Series 2014-BXCH, Class A, 1.59%, 12/15/27 (a)(b)		2,980	2,971,590
Series 2014-BXCH, Class EPA, 4.44%, 12/15/27 (a)(b)		9,850	9,875,334
CHL Mortgage Pass-Through Trust:
Series 2005-11, Class 4A1, 0.46%, 4/25/35 (b)		5,404	4,683,133
Series 2005-9, Class 1A1, 0.49%, 5/25/35 (b)		8,465	7,239,882
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class E, 2.54%, 6/15/33 (a)(b)		5,000	4,956,790
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD5, Class AJ, 6.12%, 11/15/44 (b)		3,000	3,220,878
Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (b)		2,200	2,383,385
Commercial Mortgage Trust:
Series 2014-PAT, Class E, 3.34%, 8/13/27 (a)(b)		1,000	993,426
Series 2014-PAT, Class F, 2.63%, 8/13/27 (a)(b)		2,000	1,906,292
Series 2014-PAT, Class G, 1.78%, 8/13/27 (a)(b)		2,000	1,713,060
Series 2013-FL3, Class A, 1.71%, 10/13/28 (a)(b)		791	790,418
Series 2013-FL3, Class MMHP, 3.79%, 10/13/28 (a)(b)		1,000	1,006,657
Series 2013-300P, Class D, 4.39%, 8/10/30 (a)(b)		3,000	3,096,114
Series 2014-FL5, Class HFL1, 3.44%, 7/15/31 (a)(b)		3,261	3,138,713
Series 2014-FL5, Class A, 1.56%, 10/15/31 (a)(b)		1,530	1,533,577
Series 2014-FL5, Class D, 4.19%, 10/15/31 (a)(b)		4,850	4,495,363
Series 2014-TWC, Class E, 3.44%, 2/13/32 (a)(b)		4,000	3,965,772
Series 2014-TWC, Class F, 4.44%, 2/13/32 (a)(b)		2,000	2,000,000
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (a)		790	775,376
Series 2007-GG9, Class A1A, 5.43%, 3/10/39		4,152	4,354,842
Series 2007-GG9, Class A4, 5.44%, 3/10/39		1,982	2,079,958
Series 2013-CR6, Class A2, 2.12%, 3/10/46		5,000	5,065,860
Series 2013-CR12, Class A2, 2.90%, 10/10/46		4,000	4,120,220
Series 2014-UBS2, Class A2, 2.82%, 3/10/47		4,355	4,473,077
Series 2014-LC15, Class A2, 2.84%, 4/10/47		2,400	2,468,983
Series 2014-CR21, Class A2, 3.10%, 12/10/47		3,280	3,399,953
Series 2015-LC19, Class D, 2.87%, 2/10/48 (a)		1,932	1,540,136
Series 2015-CR23, Class A2, 2.85%, 5/10/48		1,615	1,655,952
Series 2015-CR23, Class CME, 3.68%, 5/10/48 (a)(b)		2,180	1,995,297
Series 2007-C9, Class AJFL, 0.88%, 12/10/49 (a)(b)		5,176	5,025,537

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-GG11, Class AJ, 6.05%, 12/10/49 (b)	USD	3,000	$3,117,270
Core Industrial Trust:
Series 2015-CALW, Class G, 3.85%, 2/10/34 (a)(b)		2,820	2,624,574
Series 2015-TEXW, Class E, 3.85%, 2/10/34 (a)(b)		2,320	2,173,311
Credit Suisse Commercial Mortgage Trust:
Series 2006-C4, Class AM, 5.51%, 9/15/39		4,500	4,675,005
Series 2007-C2, Class AM, 5.60%, 1/15/49 (b)		3,686	3,856,986
Credit Suisse Mortgage Trust:
Series 2014-TIKI, Class D, 2.44%, 9/15/38 (a)(b)		4,000	3,970,160
Series 2014-TIKI, Class E, 3.34%, 9/15/38 (a)(b)		1,955	1,939,198
Series 2014-TIKI, Class F, 4.01%, 9/15/38 (a)(b)		2,225	2,205,614
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class D, 3.80%, 4/15/50 (a)(b)		3,750	3,270,574
Del Coronado Trust, Series 2013-HDC, Class A, 0.99%, 3/15/26 (a)(b)		645	644,596
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class EFX, 3.38%, 12/15/19 (a)(b)		2,180	2,051,044
Series 2015-NRF, Class FFX, 3.38%, 12/15/19 (a)(b)		1,500	1,386,353
Series 2015-NRF, Class GFX, 3.38%, 12/15/19 (a)(b)		10,350	9,305,416
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A, 5.48%, 12/10/49 (b)		1,906	2,007,385
GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A1A, 5.23%, 11/10/45 (b)		3,270	3,287,489
Grace Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 6/10/28 (a)(b)		8,850	8,477,742
GS Mortgage Securities Corp. II:
Series 2013-KING, Class C, 3.44%, 12/10/27 (a)(b)		5,000	5,083,095
Series 2012-GCJ9, Class D, 4.85%, 11/10/45 (a)(b)		3,768	3,726,171
Series 2015-GC30, Class A2, 2.73%, 5/10/50		2,000	2,037,396
GS Mortgage Securities Corp. Trust:
Series 2013-NYC5, Class F, 3.65%, 1/10/30 (a)(b)		6,500	6,530,121
Series 2013-NYC5, Class G, 3.65%, 1/10/30 (a)(b)		1,840	1,816,932
Hilton USA Trust:
Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)		4,000	4,035,216
Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(b)		16,710	16,913,010
Impac CMB Trust, Series 2005-6, Class 1A1, 0.69%, 10/25/35 (b)		4,856	4,006,045
IndyMac INDX Mortgage Loan Trust:
Series 2005-AR14, Class 2A1A, 0.49%, 7/25/35 (b)		6,534	5,619,158
Series 2006-FLX1, Class A1, 0.40%, 11/25/36 (b)		9,342	7,930,504
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A2, 2.73%, 2/15/48		1,500	1,528,575

See Notes to Financial Statements.

64	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-CBMZ, Class M, 6.41%, 10/15/19 (a)(b)	USD	2,000	$2,006,400
Series 2014-DSTY, Class D, 3.80%, 6/10/27 (a)(b)		5,200	5,069,496
Series 2014-FBLU, Class E, 3.69%, 12/15/28 (a)(b)		4,000	3,998,116
Series 2014-FL6, Class A, 1.59%, 11/15/31 (a)(b)		1,590	1,589,413
Series 2015-CSMO, Class E, 4.14%, 1/15/32 (a)(b)		2,880	2,888,675
Series 2006-LDP8, Class AJ, 5.48%, 5/15/45 (b)		2,000	2,060,894
Series 2006-LDP8, Class D, 5.62%, 5/15/45 (b)		1,000	1,001,066
Series 2006-LDP9, Class A3, 5.34%, 5/15/47		2,754	2,864,606
Series 2007-LDPX, Class A1A, 5.44%, 1/15/49		3,526	3,713,730
Series 2007-LDPX, Class A3, 5.42%, 1/15/49		2,839	2,971,233
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (b)		5,035	5,208,078
Series 2007-CB20, Class AJ, 6.08%, 2/12/51 (b)		7,105	7,418,778
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A, 5.85%, 7/15/44 (b)		2,519	2,707,787
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class A4, 5.83%, 6/15/38 (b)		3,557	3,643,683
Series 2007-C1, Class A4, 5.42%, 2/15/40		3,565	3,728,239
Series 2007-C1, Class AJ, 5.48%, 2/15/40		8,515	8,805,440
Series 2007-C2, Class A3, 5.43%, 2/15/40		3,665	3,842,212
Series 2007-C2, Class AM, 5.49%, 2/15/40 (b)		3,525	3,704,084
Series 2007-C6, Class AJ, 6.12%, 7/15/40 (b)		5,250	5,425,240
Series 2007-C6, Class AM, 6.11%, 7/15/40 (b)		720	768,873
Series 2007-C7, Class AJ, 6.25%, 9/15/45 (b)		5,344	5,632,790
LCCM Mortgage Trust, Series 2014-909, Class E, 3.90%, 5/15/31 (a)(b)		2,500	2,424,270
Madison Avenue Trust, Series 2013-650M, Class E, 4.03%, 10/12/32 (a)(b)		7,000	6,904,457
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.83%, 6/12/50 (b)		1,012	1,054,021
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AJ, 5.49%, 7/12/46 (b)		4,471	4,526,025
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class A2, 3.10%, 12/15/47		5,000	5,185,545
Series 2015-C23, Class A2, 2.98%, 7/15/50		4,500	4,632,039
Morgan Stanley Capital I Trust:
Series 2006-HQ10, Class AJ, 5.39%, 11/12/41 (b)		1,373	1,405,012
Series 2006-IQ12, Class A1A, 5.32%, 12/15/43		2,627	2,730,838
Series 2006-IQ12, Class A4, 5.33%, 12/15/43		1,276	1,319,101

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Series 2006-HQ9, Class B, 5.83%, 7/12/44 (b)	USD	3,000	$3,071,235
Series 2015-MS1, Class D, 4.16%, 5/15/48 (a)(b)		6,375	5,351,047
Series 2007-IQ15, Class A4, 5.91%, 6/11/49 (b)		3,234	3,441,481
Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4A, 5.79%, 8/15/45 (a)(b)		1,486	1,572,178
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D, 4.29%, 10/15/30 (a)(b)		1,000	965,346
New York Mortgage Securitization Trust, Series 2013-1, Class A, 5.44%, 8/27/24 (a)(b)		4,000	4,020,000
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A1, 0.37%, 1/25/37 (b)		9,859	8,080,913
Velocity Commercial Capital Loan Trust, Series 2014-1, Class A, 2.19%, 9/25/44 (a)(b)		4,644	4,621,013
VNDO Mortgage Trust:
Series 2013-PENN, Class D, 3.95%, 12/13/29 (a)(b)		3,000	3,047,859
Series 2012-6AVE, Class E, 3.34%, 11/15/30 (a)(b)		3,000	2,883,924
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C22, Class AM, 5.33%, 12/15/44 (b)		1,360	1,365,033
Series 2007-C32, Class A1A, 5.71%, 6/15/49 (b)		1,951	2,055,899
Series 2007-C33, Class AJ, 5.95%, 2/15/51 (b)		11,720	12,117,742
Series 2007-C33, Class AM, 5.95%, 2/15/51 (b)		2,565	2,748,995
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class A2, 2.07%, 3/15/48		2,985	3,028,459

			450,417,944
Interest Only Commercial Mortgage-Backed Securities — 0.3%
CGWF Commercial Mortgage Trust, Series 2013-RKWH, Class XCP, 1.66%, 11/15/30 (a)(b)		128,052	600,564
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class XA, 1.32%, 3/10/47 (b)		33,502	2,550,479
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class XA, 0.88%, 2/10/47 (b)		35,448	1,575,927
Commercial Mortgage Trust:
Series 2014-TWC, Class XCP, 1.43%, 2/13/32 (a)(b)		52,000	1,148,108
Series 2013-CR7, Class XA, 1.52%, 3/10/46 (b)		7,728	574,009
Series 2014-CR15, Class XA, 1.34%, 2/10/47 (b)		63,048	4,027,526
GP Portfolio Trust, Series 2014-GPP, Class XCP, 1.11%, 8/15/15 (a)(b)		368,148	114,126
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.84%, 12/10/27 (a)(b)		41,196	1,146,897
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FBLU, Class XCP, 0.31%, 12/15/28 (a)(b)		340,000	384,200

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	65

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class XA, 1.21%, 11/15/46 (b)	USD	19,627	$1,342,332
Series 2014-C15, Class XB, 0.33%, 4/15/47 (a)(b)		80,982	2,349,855
VNDO Mortgage Trust, Series 2013-PENN, Class XA, 0.14%, 12/13/29 (a)(b)		121,745	1,129,794
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class X1, 0.37%, 1/15/16 (a)(b)		272,600	395,270
WFRBS Commercial Mortgage Trust: Series 2013-C14, Class XA, 0.90%, 5/15/23 (b)		41,805	2,053,521
Series 2013-C15, Class XA, 0.61%, 8/15/23 (b)		23,438	752,553
Series 2013-C17, Class XA, 1.57%, 11/15/23 (b)		51,353	3,907,787
Series 2013-UBS1, Class XA, 1.12%, 11/15/23 (b)		88,279	4,656,181
Series 2014-C20, Class XB, 0.57%, 2/15/24 (b)		57,079	2,741,947
Series 2014-LC14, Class XA, 1.45%, 3/15/47 (b)		80,816	6,352,934

			37,804,010
Total Non-Agency Mortgage-Backed Securities — 11.0%			1,332,940,777

Other Interests (l)
Chemicals — 0.0%
Gcb Mpm Escrow LLC (Escrow), 0.00%, 10/15/20		450	0
Total Other Interests — 0.0%			0

Participation Notes (d)
Banks — 0.0%
UBS AG (Kasikornbank Pcl - NVDR), due 3/07/18		447,733	2,190,898
Total Participation Notes — 0.0%			2,190,898

Preferred Securities
Capital Trusts
Banks — 1.9%
Banco Bilbao Vizcaya Argentaria SA, 7.00% (b)(i)	EUR	2,400	2,688,515
Banco Santander SA, 6.25% (b)(i)		5,500	6,055,485
Bank of America Corp.:
6.10% (b)(i)	USD	23,041	22,937,315
6.25% (b)(i)		20,694	20,713,245
6.50% (b)(i)		4,235	4,372,637
8.00% (b)(i)		7,675	8,120,150
8.13% (b)(i)		3,175	3,393,281
Bank of Ireland, 7.38% (b)(i)	EUR	3,840	4,352,652
Barclays Bank PLC, 8.00% (b)(i)		2,200	2,636,627
Barclays PLC:
6.63% (b)(i)	USD	3,325	3,293,918
8.25% (b)(i)		8,700	9,313,063
Citigroup, Inc.:
5.88% (b)(i)		7,700	7,748,125
5.95% (b)(i)		25,265	24,633,375
6.30% (b)(i)		10,000	9,800,000

Preferred Securities		Par (000)	Value
Capital Trusts (continued)
Banks (concluded)
Citizens Financial Group, Inc., 5.50% (a)(b)(i)	USD	5,500	$5,397,425
Credit Agricole SA:
6.63% (a)(b)(i)		8,225	8,194,156
6.64% (a)(b)(i)		500	517,500
7.88% (a)(b)(i)		7,850	8,144,540
8.38% (a)(b)(i)		850	973,250
Deutsche Bank AG, 7.50% (b)(i)		25,800	25,929,000
Dresdner Funding Trust I, 8.15%, 6/30/31 (a)		150	188,250
HSBC Capital Funding LP, 10.18% (a)(b)(i)		1,260	1,893,150
Industrial & Commercial Bank of China Ltd., 6.00% (b)(i)		3,380	3,523,244
JPMorgan Chase & Co., 5.30% (b)(i)		10,000	9,964,000
JPMorgan Chase Capital XXIII, 1.27%, 5/15/47 (b)		4,275	3,375,113
National Bank of Abu Dhabi PJSC, 5.25% (b)(i)		1,250	1,270,313
Nordea Bank AB, 5.50% (a)(b)(i)		3,140	3,151,775
RBS Capital Funding Trust VII, 6.08% (i)		228	5,692,256
Santander UK Group Holdings PLC, 7.38% (b)(i)	GBP	1,510	2,413,034
UniCredit SpA, 6.75% (b)(i)	USD	1,400	1,526,018
Wells Fargo & Co.:
5.88% (b)(i)		7,005	7,171,369
5.90% (b)(i)		240	241,368
7.98% (b)(i)		8,450	9,157,687

			228,781,836
Capital Markets — 1.2%
The Bank of New York Mellon Corp.:
4.50% (b)(i)		15,003	13,877,775
4.95% (b)(i)		21,735	21,626,325
Credit Suisse Group AG:
6.25% (a)(b)(i)		5,000	4,868,750
7.50% (a)(b)(i)		9,725	10,357,125
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (b)		10,000	10,475,000
The Goldman Sachs Group, Inc.:
5.38% (b)		17,295	17,191,230
5.70% (b)(i)		10,000	10,096,800
Morgan Stanley:
5.45% (b)(i)		13,150	13,071,100
5.55% (b)(i)		9,750	9,701,250
State Street Capital Trust IV, 1.29%, 6/15/37 (b)		22,100	19,254,625
State Street Corp., 5.25% (b)(i)		10,450	10,556,590
UBS AG, 7.63%, 8/17/22		2,000	2,349,212

			143,425,782
Consumer Finance — 0.4%
American Express Co.:
4.90% (b)(i)		10,870	10,636,295
5.20% (b)(i)		10,000	10,000,000
Capital One Financial Corp., 5.55% (b)(i)		25,940	25,971,128

			46,607,423
Diversified Financial Services — 0.8%
BNP Paribas SA, 7.20% (a)(b)(i)		2,700	3,182,625
ING Groep NV, 6.50% (b)(i)		9,880	9,694,750
JPMorgan Chase & Co.:
5.00% (b)(i)		2,500	2,444,000
6.00% (b)(i)		10,840	10,731,600
7.90% (b)(i)		10,555	11,135,525

See Notes to Financial Statements.

66	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Preferred Securities		Par (000)	Value
Capital Trusts (continued)
Diversified Financial Services (concluded)
Lloyds Banking Group PLC:
6.38% (b)(i)	EUR	260	$300,536
6.66% (a)(b)(i)	USD	3,000	3,375,000
7.50% (b)(i)		25,000	26,062,500
Royal Bank of Scotland Group PLC:
6.99% (a)(b)(i)		100	117,875
7.64% (b)(i)		400	427,000
7.65% (b)(i)		500	630,000
Société Générale SA:
5.92% (a)(b)(i)		700	713,916
7.88% (a)(b)(i)		16,425	16,679,587
Voya Financial, Inc., 5.65%, 5/15/53 (b)		15,507	15,841,951

			101,336,865
Diversified Telecommunication Services — 0.0%
Koninklijke KPN NV, 7.00%, 3/28/73 (a)(b)		200	210,500
Orange SA:
4.00% (b)(i)	EUR	1,100	1,266,255
5.00% (b)(i)		1,300	1,524,096
Telefonica Emisiones SAU, 7.05%, 6/20/36	USD	140	172,440

			3,173,291
Electric Utilities — 0.0%
Enel SpA, 8.75%, 9/24/73 (a)(b)	USD	800	937,800
Gas Natural Fenosa Finance BV, 4.13% (b)(i)	EUR	1,500	1,678,262

			2,616,062
Insurance — 1.4%
The Allstate Corp.:
6.13%, 5/15/37 (b)	USD	500	513,750
5.75%, 8/15/53 (b)		10,227	10,687,215
6.50%, 5/15/57 (b)		2,300	2,581,750
American International Group, Inc., 6.25%, 3/15/87		1,494	1,642,952
Aon PLC, 4.25%, 12/12/42		1,500	1,366,535
AXA SA:
6.38% (a)(b)(i)		16,000	17,000,000
6.46% (a)(b)(i)		6,000	6,210,000
The Chubb Corp., 6.38%, 3/29/67 (b)		430	444,513
Farmers Exchange Capital II, 6.15%, 11/01/53 (a)(b)		14,590	15,832,353
Genworth Holdings, Inc.:
7.63%, 9/24/21		450	483,187
6.50%, 6/15/34		5,000	4,412,500
6.15%, 11/15/66 (b)		4,450	2,647,750
The Hartford Financial Services Group, Inc.,
8.13%, 6/15/38 (b)		5,785	6,522,587
Liberty Mutual Group, Inc.:
7.00%, 3/15/37 (a)(b)		2,150	2,203,750
7.80%, 3/07/87 (a)		24,975	29,595,375
MetLife Capital Trust IV, 7.88%, 12/15/37 (a)		4,550	5,687,500
MetLife, Inc., 5.25% (b)(i)		365	364,087
Nationwide Financial Services, Inc., 6.75%, 5/15/37		900	944,100
Principal Financial Group, Inc., 4.70%, 5/15/55 (b)		21,250	21,037,500
Prudential Financial, Inc.:
5.88%, 9/15/42 (b)		6,675	7,058,813
5.20%, 3/15/44 (b)		5,000	4,876,965
Reinsurance Group of America, Inc., 6.75%, 12/15/65 (b)		6,071	5,615,675
Vienna Insurance Group AG Wiener Versicherung Gruppe, 5.50%, 10/09/43 (b)	EUR	2,300	2,768,149

Preferred Securities		Par (000)	Value
Capital Trusts (concluded)
Insurance (concluded)
XLIT Ltd., 6.50% (b)(i)	USD	13,200	$11,187,000
ZFS Finance USA Trust II, 6.45%, 12/15/65 (a)(b)		1,200	1,227,060

			162,911,066
Media — 0.1%
AMC Entertainment, Inc., 5.75%, 6/15/25		500	497,500
NBCUniversal Enterprise, Inc., 5.25% (a)(i)		6,946	7,388,807

			7,886,307
Multi-Utilities — 0.0%
Dominion Resources, Inc., 7.50%, 6/30/66 (b)		250	225,375
Oil, Gas & Consumable Fuels — 0.3%
DCP Midstream LLC, 5.85%, 5/21/43 (a)(b)		175	132,125
Enterprise Products Operating LLC:
8.38%, 8/01/66 (b)		20,870	21,287,400
7.03%, 1/15/68 (b)		5,035	5,387,450
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)		14,926	13,862,523

			40,669,498
Road & Rail — 0.1%
BNSF Funding Trust I, 6.61%, 12/15/55 (b)		5,000	5,650,000
Total Capital Trusts — 6.2%			743,283,505

Preferred Securities		Shares
Preferred Stocks
Aerospace & Defense — 0.1%
United Technologies Corp., 7.50%, 8/01/15		190,000	9,777,400
Banks — 0.4%
BB&T Corp., 5.20% (i)		340,000	8,190,600
First Republic Bank:
6.70% (i)		100,000	2,611,000
7.00% (i)		250,000	6,942,500
RBS Capital Funding Trust V, 5.90% (i)		97,552	2,403,681
Santander Finance Preferred SAU, 4.00% (i)		82,000	1,886,820
Synovus Financial Corp., 7.88% (i)		200,000	5,550,000
Wells Fargo & Co., 5.85% (b)(i)		643,200	16,562,400

			44,147,001
Capital Markets — 0.2%
The Goldman Sachs Group, Inc.:
5.50% (i)		259,900	6,455,916
6.38% (i)		386,000	10,259,880
Morgan Stanley, 6.88% (i)		300,000	8,151,000

			24,866,796
Diversified Financial Services — 0.0%
GMAC Capital Trust I, 8.13%, 2/15/40		182,724	4,792,851
Electric Utilities — 0.1%
DTE Energy Co., 5.25%, 12/01/62		202,000	4,878,300
Entergy Arkansas, Inc., 4.90%, 12/01/52		102,000	2,495,940
Entergy Texas, Inc., 5.63% (i)		161,800	4,145,316
SCE Trust III, 5.75% (i)		126,560	3,529,758

			15,049,314
Insurance — 0.1%
The Allstate Corp., 5.10%, 1/15/53		467,259	12,148,734
Machinery — 0.0%
Stanley Black & Decker, Inc., 6.25%, 11/17/16		11,108	1,326,073

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	67

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Preferred Securities		Shares	Value
Preferred Stocks (concluded)
Real Estate Investment Trusts (REITs) — 0.1%
Firstar Realty LLC, 4.44% (a)(i)		5,000	$6,200,000
Public Storage, 5.20% (i)		60,000	1,441,200
Suntrust Real Estate Investment Corp., 9.00% (a)(d)(i)		15	1,833,459

			9,474,659
Total Preferred Stocks — 1.0%			121,582,828
Total Preferred Securities — 7.2%			864,866,333

Taxable Municipal Bonds		Par (000)
Catholic Health Initiatives, 4.35%, 11/01/42	USD	310	289,473
District of Columbia Water & Sewer Authority, 4.81%, 10/01/14		100	101,202
Howard Hughes Medical Institute, 3.50%, 9/01/23		805	834,517
Massachusetts Institute of Technology:
3.96%, 7/01/38		241	247,028
4.68%, 7/01/14		340	364,639
President and Fellows of Harvard College, 3.62%, 10/01/37		290	279,651
Princeton University, 5.70%, 3/01/39		150	192,878
University of California:
4.86%, 5/15/12		30	28,092
4.77%, 5/15/15		31	28,930
Total Taxable Municipal Bonds — 0.0%			2,366,410

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.1%
Freddie Mac:
Series 2013-4286, Class MP, 4.00%, 12/15/43		1,811	1,936,154
Series 4390, Class CA, 3.50%, 6/15/50		1,687	1,780,512
Ginnie Mae, Series 2013-131, Class PA, 3.50%, 6/16/42		5,321	5,568,068

			9,284,734
Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac, Series 2013-KF02, Class B, 3.17%, 12/25/45		1,737	1,786,222
Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2013-M5, Class X2, 2.47%, 12/25/25		3,281	339,301
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac:
Series K36, Class X1, 0.80%, 10/25/23		44,106	2,320,837
Series K714, Class X1, 0.74%, 10/25/20		59,722	1,939,815

			4,260,652
Mortgage-Backed Securities — 0.5%
Fannie Mae Mortgage-Backed Securities:
4.50%, 4/01/24-11/01/26		2,248	2,404,338
3.50%, 12/01/26-12/01/29		14,361	15,200,128
4.00%, 5/01/27		3,052	3,232,035

U.S. Government Sponsored Agency Securities		Par (000)	Value
Preferred Securities
2.50%, 4/01/28-8/01/28	USD	10,026	$10,270,397
3.00%, 6/01/28-2/01/30		20,352	21,200,256
Freddie Mac Mortgage-Backed Securities:
4.00%, 7/01/26		862	920,688
2.50%, 5/01/30		4,045	4,109,662

			57,337,504
Total U.S. Government Sponsored Agency Securities — 0.6%			73,008,413

U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25		3,187	3,115,386
U.S. Treasury Notes:
0.50%, 8/31/16		4,000	4,005,000
0.88%, 9/15/16-7/15/18		23,980	24,011,859
Total U.S. Treasury Obligations — 0.3%			31,132,245
Total Long-Term Investments (Cost — $10,164,104,858) — 84.5%			10,221,341,327

Short-Term Securities
Equity-Linked Notes
Aerospace & Defense — 1.0%
Credit Suisse AG (Honeywell International, Inc.), 9.65%, 9/17/15		283	29,771,057
Merrill Lynch International & Co. (Raytheon Co.), 9.39%, 10/20/15		104	11,053,441
Merrill Lynch International & Co. (The Boeing Co.):
11.32%, 9/11/15		102	14,794,596
10.77%, 9/15/15		102	14,806,350
Nomura International Funding Pte Ltd. (Raytheon Co.):
9.03%, 10/16/15		146	15,530,930
8.58%, 10/20/15		42	4,485,892
Royal Bank of Canada (Lockheed Martin Corp.):
12.53%, 9/10/15		75	15,370,094
12.37%, 9/11/15		75	15,370,483

			121,182,843
Air Freight & Logistics — 0.2%
Deutsche Bank AG (Deutsche Post AG):
22.21%, 8/05/15		355	11,189,511
22.85%, 8/06/15		355	11,206,221

			22,395,732
Airlines — 0.6%
Deutsche Bank AG (Delta Air Lines, Inc.), 15.54%, 9/17/15		705	31,218,415
Merrill Lynch International & Co. (American Airlines Group, Inc.), 25.52%, 10/19/15		527	21,204,737
Merrill Lynch International & Co. (Southwest Airlines Co.), 19.20%, 10/15/15		603	21,493,045

			73,916,197

See Notes to Financial Statements.

68	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities		Par (000)	Value
Auto Components — 0.1%
UBS AG (Autoliv, Inc.), 11.62%, 10/05/15	USD	57	$6,056,991
Automobiles — 0.6%
Barclays Bank PLC (Ford Motor Co.), 11.15%, 10/27/15		2,046	30,656,297
Credit Suisse AG (Fiat Chrysler Automobiles NV), 20.90%, 9/28/15		1,165	18,041,267
Merrill Lynch International & Co. (General Motors Co.), 16.20%, 10/19/15		680	21,357,231
Nomura International Funding Pte Ltd. (Harley Davidson, Inc.), 12.53%, 10/06/15		96	5,609,296

			75,664,091
Banks — 0.7%
Credit Suisse AG (Wells Fargo & Co.), 5.59%, 10/02/15		517	29,732,090
Merrill Lynch International & Co. (Deutsche Bank AG), 11.00%, 10/27/15		429	15,168,936
Merrill Lynch International & Co. (Nordea Bank AB), 8.00%, 10/05/15		471	5,916,698
Nomura International Funding Pte Ltd. (The Blackstone Group LP):
13.07%, 10/12/15		361	14,388,411
12.99%, 10/13/15		361	14,385,896
Royal Bank of Canada (Comerica, Inc.), 12.29%, 10/14/15		129	6,130,037

			85,722,068
Beverages — 0.6%
Credit Suisse AG (Heineken NV):
9.38%, 8/03/15		95	7,524,102
9.41%, 8/04/15		95	7,545,010
Credit Suisse AG (SABMiller PLC), 22.70%, 9/04/15		225	11,839,412
Deutsche Bank AG (PepsiCo, Inc.), 10.43%, 9/15/15		287	27,748,959
Deutsche Bank AG (SABMiller PLC), 19.72%, 9/08/15		227	11,923,812
Merrill Lynch International & Co. (Heineken NV), 10.80%, 10/28/15		78	6,209,864

			72,791,159
Building Products — 0.1%
HSBC Bank PLC (Assa Abloy AB), 10.31%, 10/06/15		151	3,034,271
Merrill Lynch International & Co. (Assa Abloy AB), 10.00%, 10/05/15		149	3,010,174
Merrill Lynch International & Co. (Owens Corning), 15.68%, 9/11/15		128	5,742,161
Merrill Lynch International & Co. (USG Corp.), 13.91%, 10/16/15		107	3,249,447

			15,036,053
Capital Markets — 0.7%
Credit Suisse AG (Morgan Stanley), 10.50%, 9/10/15		744	29,128,180
Merrill Lynch International & Co. (The Goldman Sachs Group, Inc.), 8.85%, 10/13/15		144	29,747,182
Nomura International Funding Pte Ltd. (The Charles Schwab Corp.), 11.74%, 10/13/15		885	30,838,973

			89,714,335
Chemicals — 0.6%
Deutsche Bank AG (LyondellBasell Industries NV), 15.91%, 10/22/15		328	29,118,986
Deutsche Bank AG (Monsanto Co.), 11.24%, 9/21/15		259	26,706,756
Merrill Lynch International & Co. (Akzo Nobel NV), 10.00%, 10/05/15		78	5,643,293

Short-Term Securities		Par (000)	Value
Chemicals (concluded)
Wells Fargo & Co. (Celanese Corp.), 13.80%, 9/10/15	USD	94	$6,204,907

			67,673,942
Communications Equipment — 0.2%
Merrill Lynch International & Co. (Cisco Systems, Inc.), 9.12%, 8/11/15		1,041	29,653,588
Diversified Financial Services — 0.3%
Merrill Lynch International & Co. (Citigroup, Inc.), 8.54%, 10/09/15		517	30,219,530
Diversified Telecommunication Services — 0.1%
Deutsche Bank AG (Deutsche Telekom AG), 23.80%, 8/06/15		415	7,740,277
Electric Utilities — 0.1%
Deutsche Bank AG (Enel SpA), 11.40%, 9/28/15		1,577	7,412,027
Food & Staples Retailing — 0.8%
Credit Suisse AG (Koninklijke Ahold NV), 15.67%, 8/19/15		1,551	30,844,381
Credit Suisse AG (Metro AG), 18.29%, 8/05/15		112	3,575,681
Deutsche Bank AG (The Kroger Co.), 9.16%, 9/14/15		367	28,987,995
Deutsche Bank AG (Walgreens Boots Alliance, Inc.), 13.98%, 10/06/15		307	28,733,155
Wells Fargo & Co. (Wal-Mart Stores, Inc.), 8.58%, 8/17/15		102	7,286,602

			99,427,814
Food Products — 0.1%
Credit Suisse AG (Danone), 9.23%, 9/28/15		161	10,906,664
Wells Fargo & Co. (Archer-Daniels-Midland Co.), 9.21%, 8/04/15		145	6,857,344

			17,764,008
Health Care Equipment & Supplies — 0.5%
Nomura International Funding Pte Ltd. (Abbott Laboratories), 10.24%, 10/19/15		587	29,786,803
Wells Fargo & Co. (Medtronic PLC), 7.10%, 8/12/15		318	24,949,769

			54,736,572
Health Care Providers & Services — 0.2%
Merrill Lynch International & Co. (Quest Diagnostics, Inc.):
11.94%, 10/16/15		69	5,006,350
11.62%, 10/20/15		69	5,005,595
11.61%, 10/21/15		69	5,004,113
Nomura International Funding Pte Ltd. (CIGNA Corp.), 10.69%, 10/19/15		64	9,223,739

			24,239,797
Hotels, Restaurants & Leisure — 1.3%
Credit Suisse AG (Accor SA):
14.62%, 8/26/15		108	5,142,891
14.56%, 8/27/15		108	5,144,946
Credit Suisse AG (Jack in the Box, Inc.):
13.30%, 8/19/15		44	4,011,610
13.16%, 8/21/15		44	4,010,415
JP Morgan Structured Products BV (Accor SA):
15.04%, 8/21/15		107	5,148,527
14.78%, 8/24/15		107	5,157,620
Nomura International Funding Pte Ltd. (Hilton Worldwide Holdings, Inc.):
12.18%, 10/26/15		552	15,218,531
12.22%, 10/27/15		552	15,218,531
Royal Bank of Canada (Darden Restaurants, Inc.), 14.48%, 9/03/15		104	7,602,879

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	69

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Royal Bank of Canada (MGM Resorts International), 20.41%, 8/05/15	USD	346	$6,792,510
Société Générale SA (Accor SA), 5.15%, 8/25/15		108	5,318,617
Société Générale SA (Carnival Corp.):
9.78%, 9/04/15		247	12,719,151
9.27%, 9/07/15		247	12,722,720
Société Générale SA (Domino’s Pizza, Inc.), 12.48%, 9/17/15		56	6,305,953
Société Générale SA (MGM Resorts International):
21.53%, 8/05/15		631	12,358,606
21.28%, 8/06/15		631	12,343,563
Wells Fargo & Co. (Hilton Worldwide Holdings, Inc. (HLT)), 14.14%, 8/03/15		871	25,740,362

			160,957,432
Household Durables — 1.0%
Canadian Imperial Bank of Commerce (Whirlpool Corp.):
14.00%, 10/06/15		85	15,049,543
14.20%, 10/07/15		85	15,044,969
Deutsche Bank AG (Lennar Corp.):
10.19%, 8/31/15		282	15,006,665
10.65%, 9/01/15		282	15,012,167
HSBC Bank PLC (Electrolux AB), 13.98%, 10/05/15		205	5,922,095
Nomura International Funding Pte Ltd. (GoPro, Inc.), 39.71%, 9/11/15		491	30,527,431
Nomura International Funding Pte Ltd. (Mohawk Industries, Inc.):
13.06%, 10/16/15		62	12,289,203
12.70%, 10/20/15		62	12,289,692

			121,141,765
Industrial Conglomerates — 0.3%
Credit Suisse AG (Siemens AG), 10.77%, 8/04/15		70	7,749,255
HSBC Bank PLC (Siemens AG), 14.13%, 9/25/15		364	31,608,343
			39,357,598
Insurance — 0.3%
HSBC Bank PLC (Aegon NV):
16.12%, 8/13/15		936	7,533,623
16.51%, 8/14/15		936	7,491,164
16.07%, 8/17/15		936	7,496,916
Nomura International Funding Pte Ltd. (Prudential Financial, Inc.), 12.69%, 10/20/15		92	8,087,022
Wells Fargo & Co. (American International Group, Inc.), 6.31%, 8/04/15		120	7,697,503

			38,306,228
Leisure Products — 0.1%
Royal Bank of Canada (Hasbro, Inc.), 12.94%, 9/10/15		77	6,102,665
Machinery — 0.1%
HSBC Bank PLC (Volvo AB, B Shares), 12.46%, 10/05/15		490	5,883,565
Media — 0.3%
Merrill Lynch International & Co. (Publicis Groupe SA):

Short-Term Securities		Par (000)	Value
Media (concluded)
13.50%, 9/28/15	USD	72	$5,442,749
13.40%, 9/29/15		72	5,443,293
Nomura International Funding Pte Ltd. (Time Warner Cable, Inc.), 13.01%, 10/02/15		158	30,151,570

			41,037,612
Multi-Utilities — 0.1%
Credit Suisse AG (Sempra Energy), 9.62%, 8/07/15		72	7,367,352
Pharmaceuticals — 0.1%
Société Générale SA (GlaxoSmithKline PLC), 16.24%, 8/21/15		172	7,546,582
Real Estate Investment Trusts (REITs) — 0.2%
Deutsche Bank AG (General Growth Properties, Inc.):
25.76%, 8/05/15		519	14,125,319
25.25%, 8/06/15		519	14,102,922

			28,228,241
Road & Rail — 0.7%
HSBC Bank PLC (CSX Corp.), 13.12%, 9/17/15		919	28,855,911
Merrill Lynch International & Co. (J.B. Hunt Transport Services, Inc.), 9.74%, 9/17/15		179	15,039,396
Merrill Lynch International & Co. (Kansas City Southern), 11.92%, 9/17/15		78	7,685,617
Nomura International Funding Pte Ltd. (J.B. Hunt Transport Services, Inc.), 9.69%, 9/18/15		182	15,255,657
Royal Bank of Canada (Kansas City Southern):
11.95%, 9/17/15		76	7,480,305
11.89%, 9/18/15		156	15,421,780

			89,738,666
Software — 0.3%
Deutsche Bank AG (Adobe Systems, Inc.), 13.52%, 9/18/15		345	27,742,028
Deutsche Bank AG (Salesforce.com, Inc.), 20.05%, 8/19/15		101	7,393,785
Wells Fargo & Co. (Activision Blizzard, Inc.), 9.14%, 8/05/15		188	4,841,367

			39,977,180
Specialty Retail — 0.2%
Royal Bank of Canada (AutoZone, Inc.), 6.08%, 9/03/15		11	7,686,500
UBS AG (Lowe’s Cos., Inc.), 9.91%, 8/14/15		108	7,510,572
UBS AG (The Home Depot, Inc.), 9.35%, 8/13/15		68	7,859,909

			23,056,981
Technology Hardware, Storage & Peripherals — 0.2%
HSBC Bank PLC (Apple, Inc.), 13.07%, 10/02/15		237	29,032,903
Textiles, Apparel & Luxury Goods — 0.5%
Credit Suisse AG (Industria de Diseno Textil SA):
18.52%, 9/16/15		435	14,329,934
16.71%, 9/17/15		435	14,942,451
Royal Bank of Canada (NIKE, Inc., Class B), 12.65%, 8/04/15		249	26,590,819

			55,863,204

See Notes to Financial Statements.

70	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities		Par (000)	Value
Tobacco — 0.5%
Credit Suisse AG (Altria Group, Inc.), 12.80%, 9/22/15	USD	559	$30,327,792
Nomura International Funding Pte Ltd. (Philip Morris International, Inc.), 8.65%, 10/13/15		354	30,350,413

			60,678,205
Trading Companies & Distributors — 0.1%
The Goldman Sachs Group, Inc. (HD Supply Holdings, Inc.), 11.75%, 8/19/15-8/21/15		218	7,650,676
Wireless Telecommunication Services — 0.2%
Deutsche Bank AG (Vodafone Group PLC):
15.35%, 9/28/15		4,017	15,007,253
15.28%, 9/29/15		4,017	15,009,913

			30,017,166
Total Equity-Linked Notes — 14.0%			1,693,291,045

Short-Term Securities		Shares	Value
Money Market Funds — 7.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (e)(m)		305,905,303	$305,905,303

		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (e)(m)(n)	USD	583,954	583,954,301
Total Money Market Funds — 7.4%			889,859,604

U.S. Treasury Obligations		Par (000)
U.S. Treasury Bills — 0.2%
U.S. Treasury Bill, 0.29%, 6/23/16 (m)		20,000	19,951,700
Total Short-Term Securities (Cost — $2,602,162,586) — 21.6%			2,603,102,349

Options Purchased (Cost — $11,739,668) — 0.0%			1,225,935

Total Investments (Cost — $12,778,007,112) — 106.1%			12,825,669,611
Liabilities in Excess of Other Assets — (6.1)%			(731,879,438)

Net Assets — 100.0%			$12,093,790,173

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Non-income producing security.

(e)	During the year ended July 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at July 31, 2014	Shares/ Beneficial Interest/ Par Value Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest/ Par Value Held at July 31, 2015	Value at July 31, 2015	Income		Realized Gain (Loss)
BlackRock, Inc.	—	6,319				6,319	$2,125,206	$35,880		—
BlackRock Liquidity Funds, TempFund, Institutional Class	1,147,600,983	—		841,695,680	[1]	305,905,303	$305,905,303	$264,142		$22,207
BlackRock Liquidity Series, LLC, Money Market Series	$409,842,424	$174,111,877	[2]	—		$583,954,301	$583,954,301	$3,892,651	[3]	—
iShares iBoxx $ High Yield Corporate Bond ETF	3,289,908	7,304,093		4,711,289		5,882,712	$517,502,175	$25,857,253		$(13,346,099)
iShares iBoxx $ Investment Grade Corporate Bond ETF	399,514	—		—		399,514	$46,483,454	$1,592,091		—
iShares U.S. Preferred Stock ETF	1,739,167	—		—		1,739,167	$68,731,880	$4,175,496		—
PNC Bank N.A.	—	$5,760,000		—		$5,760,000	$5,844,430	$62,448		—
PNC Funding Corp.	—	$1,760,000		—		$1,760,000	$1,853,832	$46,513		—

[1]	Represents net shares sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Security, or a portion of security, is on loan.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	71

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

(g)	During the year ended July 31, 2015, investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Shares Purchased	Shares Sold	Shares Held at July 31, 2015	Value at July 31, 2015	Income	Realized Gain
Japan Senior Living Investment Corp.	—	4,562	—	4,562	$6,625,731	—	—

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Issuer filed for bankruptcy and/or is in default of interest payments.

(k)	Convertible security.

(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(m)	Represents the current yield as of report date.

(n)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of July 31, 2015

      Financial Futures Contracts

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
20	Australian Government Bonds (10 Year)	Sydney	September 2015	USD	$1,868,205	$39,698
1,573	Australian Government Bonds (10 Year)	Sydney	September 2015	USD	146,934,317	3,122,279
52	Australian Government Bonds (3 Year)	Sydney	September 2015	USD	4,252,121	24,695
11	Canadian Government Bonds (10 Year)	Montreal	September 2015	USD	1,203,410	32,998
14	E-Mini S&P 500 Futures	Chicago Mercantile	September 2015	USD	1,468,880	20,279
5	Euro-Bobl	Eurex	September 2015	USD	715,564	6,511
5	Euro-BTP Italian Government Bond Futures	Eurex	September 2015	USD	750,653	23,266
14	Euro-Bund	Eurex	September 2015	USD	2,373,976	46,320
19	Euro-Buxl	Eurex	September 2015	USD	3,255,211	20,751
1	Gilt-British	NYSE Liffe	September 2015	USD	183,181	4,124
266	Mini MSCI Emerging Markets Futures	Chicago Mercantile	September 2015	USD	11,970,000	(740,106)
722	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	September 2015	USD	112,586,875	962,804
260	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2015	USD	56,956,250	55,803
40	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2015	USD	4,793,750	21,911
736	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2015	USD	93,794,000	1,038,540
32	U.S. Ultra Treasury Bonds	Chicago Board of Trade	September 2015	USD	5,105,000	15,599
(4,310)	E-Mini S&P 500 Futures	Chicago Mercantile	September 2015	USD	452,205,200	(6,242,990)
(1,419)	EUR Currency Futures	Chicago Mercantile	September 2015	USD	194,598,113	5,895,038
(3,074)	Euro STOXX 50 Futures	Eurex	September 2015	USD	121,469,150	(4,562,552)
(314)	Euro-Bobl	Eurex	September 2015	USD	44,937,443	(408,661)
(218)	Euro-Bund	Eurex	September 2015	USD	36,966,196	(721,272)
(189)	Euro-Schatz	Eurex	September 2015	USD	23,101,407	(12,387)
(14)	Short Euro-BTP Italian Government Bond Futures	Eurex	September 2015	USD	1,729,282	(12,386)
(42)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2015	USD	9,200,625	(9,014)
(682)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2015	USD	81,733,438	(373,577)
(384)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2015	USD	48,936,000	(541,847)
(69)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	September 2015	USD	11,007,656	(33,635)
Total						$(2,327,811)

See Notes to Financial Statements.

72	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

      Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,919,000	USD	2,082,704	Barclays Bank PLC	8/05/15	$24,971
EUR	622,000	USD	686,139	Goldman Sachs International	8/05/15	(2,985)
EUR	585,000	USD	644,194	Goldman Sachs International	8/05/15	(1,677)
EUR	949,000	USD	1,038,930	Royal Bank of Canada	8/05/15	3,375
EUR	1,027,900	USD	1,145,821	Royal Bank of Scotland PLC	8/05/15	(16,858)
EUR	108,000	USD	118,897	Royal Bank of Scotland PLC	8/05/15	(278)
GBP	425,600	USD	669,177	Royal Bank of Scotland PLC	8/05/15	(4,565)
GBP	371,000	USD	574,109	Royal Bank of Scotland PLC	8/05/15	5,241
USD	35,555	EUR	32,000	Commonwealth Bank of Australia	8/05/15	408
USD	1,845,165	EUR	1,662,000	Goldman Sachs International	8/05/15	19,759
USD	660,581	EUR	596,000	Royal Bank of Canada	8/05/15	5,983
USD	27,469,902	EUR	24,517,000	UBS AG	8/05/15	542,406
USD	290,195	GBP	186,000	Goldman Sachs International	8/05/15	(261)
USD	21,747,332	GBP	13,804,000	HSBC Bank PLC	8/05/15	191,152
EUR	570,000	USD	632,352	Morgan Stanley & Co. International PLC	8/14/15	(6,238)
GBP	300,000	USD	461,556	UBS AG	8/14/15	6,890
USD	762,035	EUR	700,000	Bank of America N.A.	8/14/15	(6,878)
USD	543,650	EUR	500,000	Deutsche Bank AG	8/14/15	(5,573)
USD	2,135,896	EUR	1,950,000	Goldman Sachs International	8/14/15	(6,074)
USD	10,914	EUR	10,000	Goldman Sachs International	8/14/15	(71)
USD	111,863	EUR	100,000	Goldman Sachs International	8/14/15	2,019
USD	332,432	EUR	300,000	Goldman Sachs International	8/14/15	2,898
USD	453,741	EUR	410,000	Goldman Sachs International	8/14/15	3,378
USD	642,702	EUR	580,000	Goldman Sachs International	8/14/15	5,603
USD	1,636,296	EUR	1,480,000	Goldman Sachs International	8/14/15	10,595
USD	3,836,915	EUR	3,430,000	Goldman Sachs International	8/14/15	69,245
USD	3,346,569	EUR	3,060,000	JPMorgan Chase Bank N.A.	8/14/15	(14,676)
USD	234,737	EUR	210,000	JPMorgan Chase Bank N.A.	8/14/15	4,064
USD	672,399	EUR	610,000	UBS AG	8/14/15	2,347
USD	105,699,912	EUR	95,600,000	Westpac Banking Corp.	8/14/15	688,460
USD	147,537,618	EUR	133,440,000	Westpac Banking Corp.	8/14/15	960,962
USD	156,176	GBP	100,000	Citibank N.A.	8/14/15	28
USD	43,200,731	GBP	28,050,000	Deutsche Bank AG	8/14/15	(598,980)
USD	10,272,687	GBP	6,670,000	Deutsche Bank AG	8/14/15	(142,431)
USD	186,530	GBP	120,000	The Bank of New York Mellon	8/14/15	(848)
USD	508,411	EUR	460,000	Barclays Bank PLC	9/03/15	2,916
USD	23,984,368	EUR	21,596,000	UBS AG	9/03/15	252,474
USD	20,537,081	GBP	13,193,000	HSBC Bank PLC	9/03/15	(68,432)
CNH	5,624,349	USD	901,133	Citibank N.A.	9/09/15	(193)
CNH	976,318	USD	156,350	Citibank N.A.	9/09/15	43
CNH	4,238,888	USD	679,289	JPMorgan Chase Bank N.A.	9/09/15	(280)
CNH	12,238,446	USD	1,962,496	Standard Chartered Bank	9/09/15	(2,073)
USD	960,909	CNH	6,000,000	Citibank N.A.	9/09/15	(205)
USD	2,404,494	CNH	15,000,000	Citibank N.A.	9/09/15	1,709
USD	53,983,510	CNH	336,749,127	HSBC Bank PLC	9/09/15	41,136
USD	247,896	CNH	1,547,180	Standard Chartered Bank	9/09/15	60
USD	229,061	CNH	1,428,519	Standard Chartered Bank	9/09/15	233
USD	1,602,790	CNH	10,000,000	Standard Chartered Bank	9/09/15	934
USD	366,921	CNH	2,288,888	UBS AG	9/09/15	274

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	73

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,243,736	SGD	3,025,902	Bank of America N.A.	9/09/15	40,784
MXN	5,070,000	USD	305,950	Goldman Sachs International	10/20/15	6,713
MXN	59,996,000	USD	3,662,754	HSBC Bank PLC	10/20/15	37,152
USD	1,854,023	CAD	2,394,000	Westpac Banking Corp.	10/20/15	24,465
USD	904,607	DKK	6,077,314	HSBC Bank PLC	10/20/15	8,481
USD	531,974	EUR	482,000	UBS AG	10/20/15	1,985
USD	138,209	MXN	2,198,686	Goldman Sachs International	10/20/15	2,618
USD	7,851,728	MXN	124,916,244	Goldman Sachs International	10/20/15	148,243
Total						$2,240,428

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price	Contracts	Value
S&P 500 Index	Call	9/18/15	USD 2,200.00	3,654	$630,315
S&P 500 Index	Call	9/18/15	USD 2,190.00	2,259	592,988
Euro Dollar 90-day	Put	8/14/15	USD 98.63	82	513
Euro Dollar 90-day	Put	9/11/15	USD 98.50	113	2,119
Total					$1,225,935

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.54%[1]	6-month GBP LIBOR	Chicago Mercantile	8/15/17	GBP	5,450	$(106,199)
1.55%[1]	6-month GBP LIBOR	Chicago Mercantile	9/04/17	GBP	1,000	(20,081)
1.45%[2]	6-month GBP LIBOR	Chicago Mercantile	9/08/17	GBP	2,803	40,540
1.98%[1]	6-month GBP LIBOR	Chicago Mercantile	9/05/19	GBP	510	(18,268)
Total						$(104,008)

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.

Centrally Cleared Credit Default Swaps — Sold Protection

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 24 Version 2	5.00%	Chicago Mercantile	6/20/20	B+	USD	189,313	$719,641

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Peoples Republic of China	1.00%	Barclays Bank PLC	3/20/19	USD	5,000	$(60,243)	$(14,465)	$(45,778)
Peoples Republic of China	1.00%	Barclays Bank PLC	3/20/19	USD	3,500	(42,169)	(12,552)	(29,617)
Federative Republic of Brazil	1.00%	HSBC Bank USA N.A.	9/20/20	USD	970	80,855	73,455	7,400
Total						$(21,557)	$46,438	$(67,995)

See Notes to Financial Statements.

74	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

      OTC Credit Default Swaps - Sold Protection

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Federative Republic of Brazil	1.00%	Deutsche Bank AG	6/20/17	BBB-	USD	4,795	$(61,384)	$(48,754)	$(12,630)
United Mexican States	1.00%	HSBC Bank USA N.A.	9/20/20	BBB+	USD	910	(13,092)	(13,704)	612
Vougeot Bidco PLC	5.00%	Citibank N.A.	9/20/20	B	EUR	580	61,508	61,304	204
Total							$(12,968)	$(1,154)	$(11,814)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Received	Unrealized Appreciation (Depreciation)
1.81%[1]	6-month PLN WIBOR	Bank of America N.A.	3/09/18	PLN	6,983	$1,824	—	$1,824
1.84%[1]	6-month PLN WIBOR	Morgan Stanley Capital Services LLC	3/09/18	PLN	5,067	147	—	147
1.76%[1]	6-month PLN WIBOR	Goldman Sachs International	3/23/18	PLN	1,658	1,225	—	1,225
1.76%[1]	6-month PLN WIBOR	JPMorgan Chase Bank N.A.	3/23/18	PLN	1,492	975	—	975
2.25%[1]	6-month PLN WIBOR	Deutsche Bank AG	6/19/18	PLN	4,215	(10,905)	—	(10,905)
3.02%[2]	6-month PLN WIBOR	Deutsche Bank AG	6/19/25	PLN	1,405	11,580	—	11,580
Total						$4,846	—	$4,846

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

Derivative Financial Instruments Categorized by Risk Exposure

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure. For information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

As of July 31, 2015, the fair values of derivative financial instruments were as follows:

	Statements of Assets and Liabilities Location	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Derivative Financial Instruments - Assets
Financial futures contracts	Net unrealized appreciation[1]	—	—	$20,279	$5,895,038	$5,415,299	$11,330,616
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	3,120,004	—	3,120,004
Options purchased	Investments at value — unaffiliated[2];	—	—	1,223,303	—	2,632	1,225,935
Swaps - Centrally cleared	Net unrealized appreciation[1]	—	$719,641	—	—	40,540	760,181
	Unrealized appreciation on OTC swaps;
Swaps - OTC	Swap premiums paid	—	142,975	—	—	15,751	158,726
Total		—	$862,616	$1,243,582	$9,015,042	$5,474,222	$16,595,462

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	75

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

	Statements of Assets and Liabilities Location	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Derivative Financial Instruments - Liabilities
Financial futures contracts	Net unrealized depreciation[1]	—	—	$11,545,648	—	$2,112,779	$13,658,427
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$879,576	—	879,576
Swaps - Centrally cleared	Net unrealized depreciation[1]	—	—	—	—	144,548	144,548
	Unrealized depreciation on OTC swaps;
Swaps - OTC	Swap premiums paid	—	$177,500	—	—	10,905	188,405
Total		—	$177,500	$11,545,648	$879,576	$2,268,232	$14,870,956

[1]

Includes cumulative appreciation (depreciation) on financial futures contracts and centrally cleared swaps, if any, as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2]	Includes options purchased at value as reported in the Schedules of Investments.

For the year ended July 31, 2015, the effect of derivative financial instruments in the Statements of Operations was as follow:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) from:
Financial futures contracts	—	—	$(108,922,047)	$70,748,921	$4,237,305	$(33,935,821)
Foreign currency transactions	—	—	—	41,478,374	—	41,478,374
Options[3]	—	—	(6,954,346)	—	(29,803)	(6,984,149)
Swaps	—	$6,065,776	—	—	(92,626)	5,973,150
Total	$—	$6,065,776	$(115,876,393)	$112,227,295	$4,114,876	$6,531,554

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	$(268,904)	$5,895,038	$(7,791,937)	$(2,165,803)
Foreign currency transactions	—	—	—	(37,947)	—	(37,947)
Options[4]	—	—	(12,280,658)	—	(28,594)	(12,309,252)
Swaps	—	$518,236	—	—	(99,278)	418,958
Total	$—	$518,236	$(12,549,562)	$5,857,091	$(7,919,809)	$(14,094,044)

For the year ended July 31, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average notional value of contracts - long	$392,051,138
Average notional value of contracts - short	$1,733,226,212
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$399,626,941
Average amounts sold - in USD	$11,602,448
Options:
Average value of option contracts purchased	$1,905,132
Credit default swaps:
Average notional value - buy protection	$8,742,500
Average notional value - sell protection	$249,664,243
Interest rate swaps:
Average notional value - pays fixed rate	$14,759,079
Average notional value - receives fixed rate	$4,439,547

See Notes to Financial Statements.

76	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments - Offsetting as of July 31, 2015

The Fund’s derivative assets and liabilities (by type) are as follows:

	Assets		Liabilities
Derivative Financial Instruments:
Financial futures contracts	$3,147,572		$1,757,223
Forward foreign currency exchange contracts	3,120,004		879,576
Options	1,225,935	[1]	—
Swaps - Centrally cleared	173,749		—
Swaps – OTC[2]	158,726		188,405

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$7,825,986		$2,825,204
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(4,547,256)		(1,757,223)

Total derivative assets and liabilities subject to an MNA	$3,278,730		$1,067,981

[1]	Includes options purchased at value which is included in Investments at value - unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
[2]	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

	Gross Amounts Not Offset in the Statements of Assets and Liabilities and Subject to an MNA
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$42,608	$(6,878)	—	—	$35,730
Barclays Bank PLC	27,887	(27,887)	—	—	—
Citibank N.A.	63,288	(398)	—	—	62,890
Commonwealth Bank of Australia	408	—	—	—	408
Deutsche Bank AG	11,580	(11,580)	—	—	—
Goldman Sachs International	272,296	(11,068)	—	$(100,000)	161,228
HSBC Bank PLC	277,921	(68,432)	—	—	209,489
HSBC Bank USA N.A.	81,467	(13,704)	—	—	67,763
JPMorgan Chase Bank N.A.	5,039	(5,039)	—	—	—
Morgan Stanley Capital Services LLC	147	—	—	—	147
Royal Bank of Canada	9,358	—	—	—	9,358
Royal Bank of Scotland PLC	5,241	(5,241)	—	—	—
Standard Chartered Bank	1,227	(1,227)	—	—	—
UBS AG	806,376	—	—	—	806,376
Westpac Banking Corp.	1,673,887	—	—	—	1,673,887

Total	$3,278,730	$(151,454)	—	$(100,000)	$3,027,276

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America N.A.	$6,878	$(6,878)	—	—	—
The Bank of New York Mellon	848	—	—	—	$848
Barclays Bank PLC	102,412	(27,887)	—	—	74,525
Citibank N.A.	398	(398)	—	—	—
Deutsche Bank AG	819,273	(11,580)	—	—	807,693
Goldman Sachs International	11,068	(11,068)	—	—	—
HSBC Bank PLC	68,432	(68,432)	—	—	—
HSBC Bank USA N.A.	13,704	(13,704)	—	—	—
JPMorgan Chase Bank N.A.	14,956	(5,039)	—	—	9,917
Morgan Stanley & Co. International PLC	6,238	—	—	—	6,238
Royal Bank of Scotland PLC	21,701	(5,241)	—	—	16,460
Standard Chartered Bank	2,073	(1,227)	—	—	846

Total	$1,067,981	$(151,454)	—	—	$916,527

[1]	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to an MNA.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.
[3]	Net amount represents the net amount payable due to the counterparty in the event of default.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	77

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1]
Asset-Backed Securities	—	$772,638,483	$202,515,672	$975,154,155
Common Stocks	$1,548,109,137	1,309,153,813	976,332	2,858,239,282
Corporate Bonds	—	2,624,349,719	—	2,624,349,719
Floating Rate Loan Interests	—	242,876,779	62,156,053	305,032,832
Foreign Government Obligations	—	223,220,154	—	223,220,154
Investment Companies	928,840,109	—	—	928,840,109
Non-Agency Mortgage-Backed Securities	—	1,227,103,893	105,836,884	1,332,940,777
Other Interests	—	—	0	0
Participation Notes	—	2,190,898	—	2,190,898
Preferred Securities	119,241,625	743,791,249	1,833,459	864,866,333
U.S. Government Sponsored Agency Securities	—	73,008,413	—	73,008,413
Taxable Municipal Bonds	—	2,366,410	—	2,366,410
U.S. Treasury Obligations	—	31,132,245	—	31,132,245
Options Purchased:
Equity Contracts	1,223,303	—	—	1,223,303
Interest Rate Contracts	2,632	—	—	2,632
Short-Term Securities:
Equity-Linked Notes[1]	—	1,693,291,045	—	1,693,291,045
Money Market Funds	305,905,303	583,954,301	—	889,859,604
U.S. Treasury Obligations	—	19,951,700	—	19,951,700

Total	$2,903,322,109	$9,549,029,102	$373,318,400	$12,825,669,611

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$727,857	—	$727,857
Equity contracts	$20,279	—	—	20,279
Foreign currency exchange contracts	5,895,038	3,120,004	—	9,015,042
Interest rate contracts	5,415,299	56,291	—	5,471,590
Liabilities:
Credit contracts	—	(88,025)	—	(88,025)
Equity contracts	(11,545,648)	—	—	(11,545,648)
Foreign currency exchange contracts	—	(879,576)	—	(879,576)
Interest rate contracts	(2,112,779)	(155,453)	—	(2,268,232)

Total	$(2,327,811)	$2,781,098	—	$453,287

[1]	Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

78	BLACKROCK FUNDS II	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$35,753,521	—	—	$35,753,521
Cash pledged for centrally cleared swaps	9,954,250	—	—	9,954,250
Cash pledged for financial futures contracts	43,159,120	—	—	43,159,120
Foreign currency at value	3,305,449	—	—	3,305,449
Liabilities:
Cash received as collateral for OTC derivatives	—	$(100,000)	—	(100,000)
Collateral on securities loaned at value	—	(583,954,301)	—	(583,954,301)

Total	$92,172,340	$(584,054,301)	—	$(491,881,961)

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1[1]	Transfers into Level 2[1]	Transfers out of Level 2
Assets:
Long-Term Investments:
Common Stocks:
Banks	—	$(10,506,143)	$10,506,143	—
Commercial Services & Supplies	—	(2,027,882)	2,027,882	—
Construction & Engineering	—	(11,207,325)	11,207,325	—
Construction Materials	—	(1,660,903)	1,660,903	—
Diversified Telecommunication Services	—	(6,722,701)	6,722,701	—
Electric Utilities	—	(8,856,524)	8,856,524	—
Electronic Equipment, Instruments & Components	—	(7,196,946)	7,196,946	—
Food Products	—	(38,078,207)	38,078,207	—
Health Care Providers & Services	—	(4,293,205)	4,293,205	—
Industrial Conglomerates	—	(3,046,290)	3,046,290	—
Insurance	—	(27,004,945)	27,004,945	—
Media	—	(19,936,915)	19,936,915	—
Metals & Mining	—	(7,076,851)	7,076,851	—
Oil, Gas & Consumable Fuels	—	(14,428,375)	14,428,375	—
Pharmaceuticals	—	(120,767,068)	120,767,068	—
Real Estate Investment Trusts (REITs)	—	(21,098,131)	21,098,131	—
Semiconductors & Semiconductor Equipment	—	(1,431,314)	1,431,314	—
Specialty Retail	—	(17,057,953)	17,057,953	—
Tobacco	—	(103,514,720)	103,514,720	—
Transportation Infrastructure	—	(17,393,384)	17,393,384	—
Wireless Telecommunication Services	—	(12,410,310)	12,410,310	—

Total	—	$(455,716,092)	$455,716,092	—

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	79

Schedule of Investments (concluded)	BlackRock Multi-Asset Income Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non- Agency Mortgage- Backed Securities	Other Interests	Preferred Securities	Total
Assets:
Opening Balance, as of July 31, 2014	$16,666,718	—	$1,466,351	$33,294,775	$32,782,055	—	—	$84,209,899
Transfers into Level 3[1]	7,103,762	—	—	1,027,712	—	—	$1,816,903	9,948,377
Transfers out of Level 3[2]	(8,239,205)	—	—	(473,329)	(28,429,795)	—	—	(37,142,329)
Accrued discounts/premiums	88,908	—	—	(10,289)	57,722	—	—	136,341
Net realized gain (loss)	(58,669)	$(529,414)	18,318	(183,876)	(10,330)	—	—	(763,971)
Net change in unrealized appreciation/depreciation[3,4]	376,497	(368,126)	(863)	(396,692)	(157,340)	$(22)	16,556	(529,990)
Purchases	198,174,242	2,901,498	—	45,730,041	112,871,122	22	—	359,676,925
Sales	(11,596,581)	(1,027,626)	(1,483,806)	(16,832,289)	(11,276,550)	—	—	(42,216,852)
Closing Balance, as of July 31, 2015	$202,515,672	$976,332	—	$62,156,053	$105,836,884	—	$1,833,459	$373,318,400

Net change in unrealized appreciation/depreciation on investments still held at July 31, 2015[3]	$431,740	$(368,126)	—	$(129,612)	$153,918	$(22)	$16,556	$104,454

[1]

As of July 31, 2014, the Fund used observable inputs in determining the value of certain investments. As of July 31, 2015, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $9,948,377 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of July 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of July 31, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $371,142,330, transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.

[4]

Any difference between net change in unrealized appreciation/depreciation and net change in unrealized appreciation/depreciation on investments still held at July 31, 2015, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

80	BLACKROCK FUNDS II	JULY 31, 2015

Statements of Assets and Liabilities

July 31, 2015	BlackRock Dynamic High Income Portfolio	BlackRock Multi-Asset Income Portfolio

Assets
Investments at value — unaffiliated[1,2]	$144,697,784	$11,293,269,030
Investments at value — affiliated[3]	23,985,610	1,532,400,581
Cash	1,228,803	35,753,521
Cash pledged:
Financial futures contracts	1,944,100	43,159,120
Centrally cleared swaps	—	9,954,250
Foreign currency at value[4]	9,375	3,305,449
Receivables:
Investments sold	1,029,043	54,484,245
Securities lending income — affiliated	3,272	768,765
Capital shares sold	1,433,131	58,211,476
Dividends — unaffiliated	208,954	13,201,640
Dividends — affiliated	16,955	30,374
Interest — unaffiliated	760,603	61,247,808
From the Manager	—	1,956,187
Swap premiums paid	—	134,759
Unrealized appreciation on forward foreign currency exchange contracts	6,113	3,120,004
Unrealized appreciation on OTC swaps	—	23,967
Variation margin receivable on financial futures contracts	126,336	3,147,572
Variation margin receivable on centrally cleared swaps	—	173,749
Deferred offering costs	66,753	—
Prepaid expenses	24,637	379,351

Total assets	175,541,469	13,114,721,848

Liabilities
Cash received as collateral for OTC derivatives	—	100,000
Collateral on securities loaned at value	1,456,614	583,954,301
Payables:
Investments purchased	9,997,021	371,472,336
Capital shares redeemed	667,406	39,236,827
Income dividends	596,287	11,758,095
Investment advisory fees	56,033	4,700,248
Offering costs	108,204	—
Officer’s and Trustees’ fees	4,446	15,563
Other accrued expenses	67,913	2,868,995
Swaps	—	65,220
Other affiliates	6,078	327,682
Service and distribution fees	14,822	3,309,996
Deferred foreign capital gain tax	—	297,208
Swap premiums received	—	89,475
Unrealized depreciation on forward foreign currency exchange contracts	—	879,576
Unrealized depreciation on OTC swaps	—	98,930
Variation margin payable on financial futures contracts	46,408	1,757,223

Total liabilities	13,021,232	1,020,931,675

Net Assets	$162,520,237	$12,093,790,173

Net Assets Consist of
Paid-in capital	$166,486,348	$12,241,757,741
Undistributed net investment income	324,548	40,294,564
Accumulated net realized loss	(2,029,868)	(235,663,152)
Net unrealized appreciation (depreciation)	(2,260,791)	47,401,020

Net Assets	$162,520,237	$12,093,790,173

[1] Investments at cost — unaffiliated	$147,431,885	$11,235,574,602
[2] Securities loaned at value	$1,416,185	$569,844,875
[3] Investments at cost — affiliated	$24,022,536	$1,542,432,510
[4] Foreign currency at cost	$9,369	$3,301,569

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	81

Statements of Assets and Liabilities (concluded)

July 31, 2015	BlackRock Dynamic High Income Portfolio	BlackRock Multi-Asset Income Portfolio

Net Asset Value
Institutional
Net assets	$127,434,122	$5,405,266,881

Shares outstanding[1]	12,844,371	489,050,303

Net asset value	$9.92	$11.05

Investor A
Net assets	$19,260,210	$3,587,414,895

Shares outstanding[1]	1,940,596	324,933,296

Net asset value	$9.92	$11.04

Investor C
Net assets	$15,825,905	$3,101,108,397

Shares outstanding[1]	1,596,311	281,236,437

Net asset value	$9.91	$11.03

[1]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

82	BLACKROCK FUNDS II	JULY 31, 2015

Statements of Operations

Year Ended July 31, 2015	BlackRock Dynamic High Income Portfolio[1]	BlackRock Multi-Asset Income Portfolio

Investment Income
Interest — unaffiliated	$1,327,354	$216,592,525
Interest — affiliated	—	108,961
Dividends — unaffiliated	2,945,594	346,934,487
Dividends — affiliated	120,265	31,924,862
Securities lending — affiliated — net	5,129	3,889,530
Other income — affiliated	—	3,121
Foreign taxes withheld	(6,240)	(5,203,693)

Total income	4,392,102	594,249,793

Expenses
Investment advisory	486,156	54,360,734
Organization and offering	381,745	—
Professional	84,393	367,900
Service and distribution — class specific	42,535	34,953,955
Administration	26,125	4,477,226
Printing	22,185	263,549
Accounting services	20,437	1,016,438
Custodian	19,383	652,499
Officer and Trustees	16,579	167,369
Administration — class specific	11,631	1,698,992
Registration	10,604	1,352,132
Transfer agent — class specific	8,065	7,667,729
Miscellaneous	15,922	266,469

Total expenses	1,145,760	107,244,992
Less fees waived by the Manager	(250,467)	(5,133,492)
Less administration fees waived	(5,875)	—
Less administration fees waived — class specific	(9,466)	(1,698,980)
Less transfer agent fees waived — class specific	(7)	(83,914)
Less transfer agent fees reimbursed — class specific	(6,225)	(7,405,027)
Less expenses reimbursed by the Manager	(222,684)	—
Less accounting services fees waived	(8,064)	—

Total expenses after fees waived and/or reimbursed	642,972	92,923,579

Net investment income	3,749,130	501,326,214

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(2,104,611)	(174,580,388)[2]
Investments — affiliated	(123,012)	(13,323,892)
Financial futures contracts	159,007	(33,935,821)
Swaps	12,304	5,973,150
Foreign currency transactions	4,050	43,880,202

	(2,052,262)	(171,986,749)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(2,734,101)	(161,571,383)
Investments — affiliated	(36,926)	(12,210,493)
Financial futures contracts	504,787	(2,165,803)
Swaps	—	418,958
Foreign currency translations	5,449	(874,979)

	(2,260,791)	(176,403,700)

Net realized and unrealized loss	(4,313,053)	(348,390,449)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(563,923)	$152,935,765

[1]	For the period November 3, 2014 (commencement of operations) to July 31, 2015.

[2]	Includes a payment by an affiliate of $490,339 to compensate for trade processing errors.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	83

Statements of Changes in Net Assets

	BlackRock Dynamic High Income Portfolio	BlackRock Multi-Asset Income Portfolio
	Period November 3, 2014[1] to July 31, 2015	Year Ended July 31,
Increase (Decrease) in Net Assets:		2015	2014

Operations
Net investment income	$3,749,130	$501,326,214	$309,676,617
Net realized gain (loss)	(2,052,262)	(171,986,749)	11,778,159
Net change in unrealized appreciation (depreciation)	(2,260,791)	(176,403,700)	192,728,487

Net increase (decrease) in net assets resulting from operations	(563,923)	152,935,765	514,183,263

Distributions to Shareholders From[2]
Net investment income:
Institutional	(3,150,855)	(250,706,050)	(133,510,723)
Investor A	(240,709)	(151,773,564)	(95,454,423)
Investor C	(189,332)	(117,217,424)	(71,046,776)
Net realized gain:
Institutional	—	(10,760,675)	(3,941,008)
Investor A	—	(6,758,911)	(3,123,115)
Investor C	—	(6,273,463)	(2,739,819)

Decrease in net assets resulting from distributions to shareholders	(3,580,896)	(543,490,087)	(309,815,864)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	166,665,056	3,914,038,986	4,151,640,973

Net Assets
Total increase in net assets	162,520,237	3,523,484,664	4,356,008,372
Beginning of period	—	8,570,305,509	4,214,297,137

End of period	$162,520,237	$12,093,790,173	$8,570,305,509

Undistributed net investment income, end of period	$324,548	$40,294,564	$13,219,972

[1]	Commencement of operations.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

84	BLACKROCK FUNDS II	JULY 31, 2015

Financial Highlights	BlackRock Dynamic High Income Portfolio

	Period November 3, 2014[1] to July 31, 2015
	Institutional	Investor A	Investor C

Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00	$10.00

Net investment income[2]	0.49	0.50	0.44
Net realized and unrealized loss	(0.13)	(0.16)	(0.16)

Net increase from investment operations	0.36	0.34	0.28

Distributions from net investment income[3]	(0.44)	(0.42)	(0.37)

Net asset value, end of period	$9.92	$9.92	$9.91

Total Returns[4,5]
Based on net asset value	3.67%	3.48%	2.84%

Ratios to Average Net Assets[6]
Total expenses[7,8]	1.88%	1.63%	2.35%

Total expenses after fees waived and/or reimbursed[8]	1.04%	1.27%	1.98%

Net investment income[8]	6.52%	6.64%	5.76%

Supplemental Data
Net assets, end of period (000)	$127,434	$19,260	$15,826

Portfolio turnover rate including equity-linked notes	153%	153%	153%

Portfolio turnover rate excluding equity-linked notes	43%	43%	43%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional, Investor A and Investor C Shares would have been 1.98%, 1.63% and 2.35%, respectively.

[8]	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.18%.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	85

Financial Highlights	BlackRock Multi-Asset Income Portfolio

	Institutional
	Year Ended July 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$11.45	$11.03	$10.54	$10.13	$9.26

Net investment income[1]	0.58	0.61	0.54	0.53	0.32
Net realized and unrealized gain (loss)	(0.36)	0.42	0.48	0.28	0.90

Net increase from investment operations	0.22	1.03	1.02	0.81	1.22

Distributions from:[2]
Net investment income	(0.58)	(0.59)	(0.52)	(0.40)	(0.35)
Net realized gain	(0.04)	(0.02)	(0.01)	—	—

Total distributions	(0.62)	(0.61)	(0.53)	(0.40)	(0.35)

Net asset value, end of year	$11.05	$11.45	$11.03	$10.54	$10.13

Total Return[3]
Based on net asset value	1.94%	9.52%	9.82%	8.22%	13.36%

Ratios to Average Net Assets
Total expenses[4]	0.68%	0.70%	0.77%	0.85%	2.62%

Total expenses after fees waived and/or reimbursed[4]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income[4]	5.10%	5.37%	4.86%	5.10%	3.24%

Supplemental Data
Net assets, end of year (000)	$5,405,267	$3,776,801	$1,624,573	$204,777	$2,848

Portfolio turnover rate including equity-linked notes	151%	146%	123%	94%	11%

Portfolio turnover rate excluding equity-linked notes	60%	74%	113%	97%	11%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2015	2014	2013	2012	2011
Investments in underlying funds	0.04%	0.04%	0.04%	0.18%	0.25%

See Notes to Financial Statements.

86	BLACKROCK FUNDS II	JULY 31, 2015

Financial Highlights (continued)	BlackRock Multi-Asset Income Portfolio

	Investor A
	Year Ended July 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$11.44	$11.01	$10.53	$10.13	$9.25

Net investment income[1]	0.55	0.58	0.51	0.50	0.29
Net realized and unrealized gain (loss)	(0.36)	0.43	0.47	0.28	0.91

Net increase from investment operations	0.19	1.01	0.98	0.78	1.20

Distributions from:[2]
Net investment income	(0.55)	(0.56)	(0.49)	(0.38)	(0.32)
Net realized gain	(0.04)	(0.02)	(0.01)	—	—

Total distributions	(0.59)	(0.58)	(0.50)	(0.38)	(0.32)

Net asset value, end of year	$11.04	$11.44	$11.01	$10.53	$10.13

Total Return[3]
Based on net asset value	1.68%	9.35%	9.45%	7.89%	13.16%

Ratios to Average Net Assets
Total expenses[4]	0.94%	0.95%	1.02%	1.12%	2.90%

Total expenses after fees waived and/or reimbursed[4]	0.80%	0.80%	0.80%	0.80%	0.80%

Net investment income[4]	4.85%	5.10%	4.59%	4.73%	2.89%

Supplemental Data
Net assets, end of year (000)	$3,587,415	$2,515,567	$1,375,765	$191,738	$2,817

Portfolio turnover rate including equity-linked notes	151%	146%	123%	94%	11%

Portfolio turnover rate excluding equity-linked notes	60%	74%	113%	97%	11%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2015	2014	2013	2012	2011
Investments in underlying funds	0.04%	0.04%	0.04%	0.18%	0.25%

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2015	87

Financial Highlights (concluded)	BlackRock Multi-Asset Income Portfolio

	Investor C
	Year Ended July 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$11.43	$11.00	$10.52	$10.13	$9.23

Net investment income[1]	0.46	0.49	0.42	0.42	0.22
Net realized and unrealized gain (loss)	(0.36)	0.43	0.48	0.28	0.90

Net increase from investment operations	0.10	0.92	0.90	0.70	1.12

Distributions from:[2]
Net investment income	(0.46)	(0.47)	(0.41)	(0.31)	(0.22)
Net realized gain	(0.04)	(0.02)	(0.01)	—	—

Total distributions	(0.50)	(0.49)	(0.42)	(0.31)	(0.22)

Net asset value, end of year	$11.03	$11.43	$11.00	$10.52	$10.13

Total Return[3]
Based on net asset value	0.92%	8.54%	8.62%	7.10%	12.32%

Ratios to Average Net Assets
Total expenses[4]	1.69%	1.71%	1.76%	1.85%[5]	3.69%

Total expenses after fees waived and/or reimbursed[4]	1.55%	1.55%	1.55%	1.55%	1.55%

Net investment income[4]	4.09%	4.34%	3.83%	3.99%	2.21%

Supplemental Data
Net assets, end of year (000)	$3,101,108	$2,277,937	$1,213,960	$183,741	$2,387

Portfolio turnover rate including equity-linked notes	151%	146%	123%	94%	11%

Portfolio turnover rate excluding equity-linked notes	60%	74%	113%	97%	11%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2015	2014	2013	2012	2011
Investments in underlying funds	0.04%	0.04%	0.04%	0.18%	0.25%

[5]	Includes recoupment of past waived fees. Excluding recoupment of past waived fees for the year ended July 31, 2012, the ratio would have been 1.84%.

See Notes to Financial Statements.

88	BLACKROCK FUNDS II	JULY 31, 2015

Notes to Financial Statements

1. Organization:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Dynamic High Income Portfolio	Dynamic High Income	Non-diversified
BlackRock Multi-Asset Income Portfolio	Multi-Asset Income	Non-diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	Yes	No1	None
Investor C Shares	No	Yes	None

[1]	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by the Manager or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds:

Foreign Currency: Each Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, each Fund’s investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. Each Fund has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for federal income tax purposes.

Segregation and Collateralization: In cases where the Funds enter into certain investments (e.g., financial futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Funds may segregate or designate on their books and records cash or liquid assets having a market value at least equal to the amount of the Funds’ future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

BLACKROCK FUNDS II	JULY 31, 2015	89

Notes to Financial Statements (continued)

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of Dynamic High Income were expensed by the Fund and reimbursed by the Manager. The Manager reimbursed the Fund $194,324, which is included in expenses reimbursed by Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and for interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official close price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of a Fund’s net assets.

•

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.

•

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of each Fund’s net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

90	BLACKROCK FUNDS II	JULY 31, 2015

Notes to Financial Statements (continued)

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•

Equity-Linked Notes are valued utilizing quotes received daily by the Funds’ pricing service or through brokers. The Funds’ pricing service utilizes models that incorporate a number of market data factors, such as historical and forecasted discrete dividend information and historical values of the underlying reference instruments.

•	Participation notes are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services.

•	Investments in open-end registered investment companies are valued at NAV each business day.

•

The Funds value their investment in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Funds may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Financial futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	Certain centrally cleared swaps are valued at the price determined by the relevant exchange or clearinghouse.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

BLACKROCK FUNDS II	JULY 31, 2015	91

Notes to Financial Statements (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for each Fund’s investments and derivative financial instruments have been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Certain Funds may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. In addition, the Funds may subsequently have to reinvest the proceeds at lower interest rates. If a Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Certain Funds may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: The Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). CBOs and CLOs are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of

92	BLACKROCK FUNDS II	JULY 31, 2015

Notes to Financial Statements (continued)

defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Inflation-Indexed Bonds: Multi-Asset Income may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Multiple Class Pass-Through Securities: The Funds may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Stripped Mortgage-Backed Securities: The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. The Funds also may invest in stripped mortgage-backed securities that are privately issued.

Participation Notes: Multi-Asset Income may invest in participation notes (“P-Notes”). P-Notes are promissory notes issued by banks or broker-dealers that are designed to offer Multi-Asset Income a return measured by the change in the value of the underlying security or basket of securities (the “underlying security”) while not holding the actual shares of the underlying security. P-Notes are typically used to allow Multi-Asset Income to gain exposure to securities traded in foreign markets that may be restricted due to country-specific regulations. When the P-Note matures, the issuer will pay to, or receive from, Multi-Asset Income the difference between the value of the underlying security at the time of the purchase and the underlying security’s value at maturity of the P-Notes. Income received on P-Notes is recorded by Multi-Asset Income as dividend income in the Statements of Operations. An investment in a P-Note involves additional risks beyond the risks normally associated with a direct investment in the underlying security. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as a direct owner of the underlying security. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Multi-Asset Income must rely on the creditworthiness of the issuer for its investment returns on the P-Notes and has no rights against the issuer of the underlying security. A P-Note may be more volatile and less liquid than other investments held by Multi-Asset Income since the P-Note generally is dependent on the liquidity in the local trading market for the underlying security.

Equity-Linked Notes: The Funds may invest in equity-linked notes to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-traded funds (the “underlying reference instrument”). In an equity-linked note, the Funds purchase a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, each Fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The daily change in value is included in net change in unrealized appreciation/depreciation on investments in the Statements of Operations. Interest accruals are included in interest income in the Statements of Operations. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. The Funds must rely on the creditworthiness of the issuer for its investment returns.

BLACKROCK FUNDS II	JULY 31, 2015	93

Notes to Financial Statements (continued)

Capital Trusts and Trust Preferred Securities: The Funds may invest in capital trusts and/or trust preferred securities. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation will pay interest to the trust, which will then be distributed to holders of the trust preferred securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: The Funds may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Multi-Asset Income may invest in floating rate loan interests. The floating rate loan interests held by Multi-Asset Income are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. Multi-Asset Income may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. Multi-Asset Income considers these investments to be investments in debt securities for purposes of its investment policies.

When Multi-Asset Income purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, Multi-Asset Income may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by Multi-Asset Income upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. Multi-Asset Income may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. Multi-Asset Income may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in Multi-Asset Income having a contractual relationship only with the lender, not with the borrower. Multi-Asset Income will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, Multi-Asset Income generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and Multi-Asset Income may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, Multi-Asset Income will assume the credit risk of both the borrower and the lender that is selling the Participation. Multi-Asset Income’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, Multi-Asset Income may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in Multi-Asset Income having a direct contractual relationship with the borrower, and Multi-Asset Income may enforce compliance by the borrower with the terms of the loan agreement.

Certain Funds may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Funds to furnish temporary financing to a borrower until permanent financing can be arranged. As of July 31, 2015, the Funds had outstanding bridge loan commitments of $500,000 and $307,354,471 for Dynamic High Income and Multi-Asset Income, respectively. In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Commitment fees received in advance and unrecognized are recorded in the Statements of Assets and Liabilities as deferred income.

94	BLACKROCK FUNDS II	JULY 31, 2015

Notes to Financial Statements (continued)

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of the related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of July 31, 2015, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of July 31, 2015, the following tables are a summary of the Funds’ securities lending agreements by counterparty, which are subject to offset under an MSLA:

Dynamic High Income
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Credit Suisse Securities (USA) LLC	$1,243,365	$(1,243,365)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	172,820	(172,820)	—
Total	$1,416,185	$(1,416,185)	—

Multi-Asset Income
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital Inc.	$72,825,554	$(72,825,554)	—
BNP Paribas S.A.	1,921,282	(1,921,282)	—
Citigroup Global Markets, Inc.	759,400	(759,400)	—
Credit Suisse Securities (USA) LLC	98,690,405	(98,690,405)	—
Deutsche Bank Securities, Inc.	52,682,829	(52,682,829)	—
Goldman Sachs & Co.	111,353,500	(111,353,500)	—
JP Morgan Securities LLC	49,956,153	(49,956,153)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,924,992	(1,924,992)	—
Morgan Stanley	37,138,457	(37,138,457)	—
National Financial Services LLC	19,793,250	(19,793,250)	—
SG Americas Securities LLC	30,148,180	(30,148,180)	—
UBS Securities LLC	92,650,873	(92,650,873)	—
Total	$569,844,875	$(569,844,875)	—

[1]

Collateral with a value of $1,456,614 and $583,391,201 has been received in connection with securities lending agreements for Dynamic High Income and Multi-Asset Income, respectively. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

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Notes to Financial Statements (continued)

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage economically their exposure to certain risks such as credit risk, equity risk, interest rate risk or foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: Certain Funds invest in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between such Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Forward Foreign Currency Exchange Contracts: Certain Funds enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to underlying instruments (including equity risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Funds is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is “covered,” meaning that the Funds hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Certain Funds enter into swap agreements in which the Funds and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

96	BLACKROCK FUNDS II	JULY 31, 2015

Notes to Financial Statements (continued)

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Funds for OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds’ counterparty on the swap agreement becomes the CCP. The Funds are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Interest rate swaps — The Funds enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds, which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Fund. For OTC options purchased, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform, though the Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.

With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate

BLACKROCK FUNDS II	JULY 31, 2015	97

Notes to Financial Statements (continued)

amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of their ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (typically either $250,000 or $500,000) before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the Funds and their counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Funds from their counterparties are not fully collateralized, the Funds bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of its agreement with such counterparty, the Funds bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock Inc. (“BlackRock”) for 1940 Act purposes.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, Multi-Asset Income pays the Manager a monthly fee based on a percentage of the Fund’s average daily net assets that is attributable to Multi-Asset Income’s direct investments in fixed income and equity securities and instruments, including ETFs advised by the Manager or other investment advisors, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisors) and excludes investments in other BlackRock equity and/or fixed income mutual funds, at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.600%
$1 Billion - $2 Billion	0.550%
$2 Billion - $3 Billion	0.525%
Greater than $3 Billion	0.500%

Dynamic High Income pays the Manager a monthly fee based on a percentage of Dynamic High Income’s average daily net assets, at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.85%
$1 Billion - $3 Billion	0.80%
$3 Billion - $5 Billion	0.77%
$5 Billion - $10 Billion	0.74%
Greater than $10 Billion	0.72%

98	BLACKROCK FUNDS II	JULY 31, 2015

Notes to Financial Statements (continued)

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. The Manager has contractually agreed to waive the management fee on assets estimated to be attributed to Dynamic High Income’s investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates. These amounts are included in fees waived by Manager in the Statements of Operations. For the period ended July 31, 2015, the Manager waived $2,990 and $295,702 for Dynamic High Income and Multi-Asset Income, respectively.

The Manager, with respect to each Fund, entered into sub-advisory agreements with BlackRock International Limited (“BIL”), BlackRock Asset Management North Asia Limited (“BNA”) and BlackRock (Singapore) Limited (“BSL”), each an affiliate of the Manager. The Manager pays BIL, BNA and BSL, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

The Trust, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Investor A	Investor C
Service Fee	0.25%	0.25%
Distribution Fee	—	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

For the period ended July 31, 2015, the following table shows the class specific service and distribution fees borne directly by each class of each Fund:

	Investor A	Investor C	Total
Dynamic High Income	$9,198	$33,337	$42,535
Multi-Asset Income	$7,531,386	$27,422,569	$34,953,955

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2015, Multi-Asset Income paid $6,724 to affiliates of BlackRock in return for these services to Institutional shareholders, which are included in transfer agent — class specific in the Statements of Operations.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the period ended July 31, 2015, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Total
Dynamic High Income	$4	$1	$2	$7
Multi-Asset Income	$15,281	$33,888	$34,745	$83,914

For the period ended July 31, 2015, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Investor C	Total
Dynamic High Income	$6,532	$306	$1,227	$8,065
Multi-Asset Income	$3,332,622	$2,302,163	$2,032,944	$7,667,729

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Notes to Financial Statements (continued)

Effective January 1, 2015, the Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Funds. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400%
$1 Billion - $2 Billion	0.0375%
$2 Billion - $4 Billion	0.0350%
$4 Billion - $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

Prior to January 1, 2015, BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager acted as co-administrators for the Funds. For these services, the co-administrators received an administration fee computed daily and payable monthly to each administrator pursuant to separate fee arrangements, based on a percentage of the average daily net assets of each Fund. The combined administration fee, which is shown as administration in the Statements of Operations, was paid at the annual rates below. In addition, each of the share classes was charged an administration fee, which is shown as administration — class specific in the Statements of Operations, based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee	Administration Fee — Class Specific
First $500 Million	0.075%	0.025%
$500 Million - $1 Billion	0.065%	0.015%
Greater than $1 Billion	0.055%	0.005%

For the period ended July 31, 2015, the Funds paid the following to the Manager in return for these services, which are included in administration and administration — class specific in the Statements of Operations:

Dynamic High Income	$33,077
Multi-Asset Income	$5,416,716

For the period ended July 31, 2015, the following table shows the class specific administration fees borne directly by each class of each Fund:

	Institutional	Investor A	Investor C	Total
Dynamic High Income	$10,227	$736	$668	$11,631
Multi-Asset Income	$745,400	$498,449	$455,143	$1,698,992

BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for the Funds or a share class, which are included in administration fees waived — class specific in the Statements of Operations. The Manager waived $5,875 of its administration fees for Dynamic High Income, which are included in administration fees waived in the Statements of Operations.

For Dynamic High Income, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets are as follows: 1.05% for Institutional, 1.30% for Investor A and 2.05% for Investor C. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to December 1, 2016, unless approved by the Board, including a majority of the Independent Trustees.

For Multi-Asset Income, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets are as follows: 1.55% for Institutional, 1.80% for Investor A and 2.55% for Investor C. This agreement will automatically renew on December 1 of each year for an additional year until December 1, 2024, unless terminated earlier by the Board, including a majority of the Independent Trustees.

In addition, for Multi-Asset Income, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets are as follows:

100	BLACKROCK FUNDS II	JULY 31, 2015

Notes to Financial Statements (continued)

0.55% for Institutional, 0.80% for Investor A and 1.55% for Investor C. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to December 1, 2015, unless approved by the Board, including a majority of the Independent Trustees.

These amounts waived or reimbursed are included in fees waived by Manager, and shown as administration fees waived — class specific, transfer agent fees waived — class specific and transfer agent fees reimbursed — class specific, respectively, in the Statements of Operations. For the period ended July 31, 2015, the Manager waived $237,270 and $4,837,790 of investment advisory fees for Dynamic High Income and Multi-Asset Income, respectively, which is included in fees waived by Manager.

Class specific expense waivers or reimbursements are as follows:

Administration Fees Waived	Institutional	Investor A	Investor C	Total
Dynamic High Income	$8,979	$292	$195	$9,466
Multi-Asset Income	$745,395	$498,445	$455,140	$1,698,980

Transfer Agent Fees Waived	Institutional	Investor A	Investor C	Total
Dynamic High Income	$5	$1	$1	$7
Multi-Asset Income	$15,281	$33,888	$34,745	$83,914

Transfer Agent Fees Reimbursed	Institutional	Investor A	Investor C	Total
Dynamic High Income	$5,725	$50	$450	$6,225
Multi-Asset Income	$3,311,912	$2,197,414	$1,895,701	$7,405,027

If during the Funds’ fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On July 31, 2015, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expires July 31,
	2016	2017
Dynamic High Income
Fund Level		$271,505
Institutional	—	$14,709
Investor A	—	$343
Investor C	—	$646
Multi-Asset Income
Fund Level	$4,211,520	$4,837,790
Institutional	$2,004,090	$4,072,588
Investor A	$1,621,545	$2,729,747
Investor C	$1,442,220	$2,385,586

The following Fund level and class specific waivers and/or reimbursements previously recorded by Multi-Asset Income, which were subject to recoupment by the Manager, expired on July 31, 2015:

Fund Level	Institutional	Investor A	Investor C
$2,650,183	$680,163	$625,368	$507,786

BLACKROCK FUNDS II	JULY 31, 2015	101

Notes to Financial Statements (continued)

For the period ended July 31, 2015, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of Investor A Shares as follows:

Dynamic High Income	$13,351
Multi-Asset Income	$865,890

For the period ended July 31, 2015, affiliates received CDSCs as follows:

	Investor A	Investor C
Dynamic High Income	—	$4,256
Multi-Asset Income	$254,632	$628,277

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2015, each Fund retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income as follows: 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

For the period February 1, 2014 through December 31, 2014, each Fund retained 75% (80% commencing on the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in the calendar year 2014 exceeded a specified threshold and for the remainder of that calendar year) of securities lending income, and this amount retained could never be less than 65% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending — affiliated — net in the Statements of Operations. For the period ended July 31, 2015, each Fund paid BIM the following amounts for securities lending agent services:

Dynamic High Income	$1,282
Multi-Asset Income	$972,369

Multi-Asset Income recorded a payment from an affiliate to compensate for foregone securities lending revenue, which is shown as other income —affiliated in the Statements of Operations.

The Manager reimbursed Multi-Asset Income $490,339 to compensate for trade processing errors.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer which is included in officer and trustees in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees. For the year ended July 31, 2015, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
Multi-Asset Income	$8,268,282	$18,521,969

102	BLACKROCK FUNDS II	JULY 31, 2015

Notes to Financial Statements (continued)

7. Purchases and Sales:

For the period ended July 31, 2015, purchases and sales of investments, excluding short-term securities, were as follows:

Purchases	Dynamic High Income	Multi-Asset Income
Non-U.S. Government Securities	$141,428,376	$9,145,679,413
U.S. Government Securities	—	122,087,454

Total Purchases	$141,428,376	$9,267,766,867

Sales	Dynamic High Income	Multi-Asset Income
Non-U.S. Government Securities	$21,923,011	$5,098,908,357
U.S. Government Securities	—	90,067,148

Total Sales	$21,923,011	$5,188,975,505

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Multi-Asset Income’s U.S. federal tax returns remains open for each of the four years ended July 31, 2015. The statutes of limitations on Dynamic High Income’s U.S. federal tax returns remains open for the period ended July 31, 2015. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of July 31, 2015, the following permanent differences attributable to the accounting for swap agreements, the classification of investments, foreign currency transactions, the sale of stock of passive foreign investment companies, non-deductible expenses, income recognized from investments in partnerships and the characterization of corporate actions were reclassified to the following accounts:

	Dynamic High Income	Multi-Asset Income
Paid-in capital	$(178,708)	$297,080
Undistributed net investment income	$156,314	$45,445,416
Accumulated net realized loss	$22,394	$(45,742,496)

The tax character of distributions paid was as follows:

	Dynamic High Income	Multi-Asset Income
Ordinary income
7/31/15	$3,580,896	$537,957,128
7/31/14	—	$308,312,071

Long-term capital gains
7/31/15	—	5,532,959
7/31/14	—	1,503,793

Total
7/31/15	$3,580,896	$543,490,087

7/31/14	—	$309,815,864

BLACKROCK FUNDS II	JULY 31, 2015	103

Notes to Financial Statements (continued)

As of July 31, 2015, the tax components of accumulated losses were as follows:

	Dynamic High Income	Multi-Asset Income
Undistributed ordinary income	$352,889	$41,980,636
Capital loss carryforwards	(1,686,113)	(228,718,529)
Net unrealized gains (losses)[1]	(2,632,887)	38,770,325
Total	$(3,966,111)	$(147,967,568)

[1]

The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales and straddles, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains/losses on certain futures, options and foreign currency contracts, the timing and recognition of partnership income, the accounting for swap agreements, the classification of investments and dividend income recognized for tax purposes.

As of July 31, 2015, Dynamic High Income and Multi-Asset Income had a capital loss carryforward available to offset future realized capital gains of $1,686,113 and $228,718,529 respectively. These capital loss carryforwards have no expiration date.

As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	Dynamic High Income	Multi-Asset Income
Tax cost	$171,527,898	$12,782,798,367

Gross unrealized appreciation	$796,894	$320,758,803
Gross unrealized depreciation	(3,641,398)	(277,887,559)

Net unrealized appreciation (depreciation)	$(2,844,504)	$42,871,244

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Prior to November, 25, 2014, the aggregate commitment amount was $1.1 billion, of which the Participating Funds, including the Funds, could borrow up to $650 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. Participating Funds paid administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2015, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. See the Schedules of Investments for these securities and/or derivatives. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

104	BLACKROCK FUNDS II	JULY 31, 2015

Notes to Financial Statements (continued)

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedules of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Period November 3, 2014[1] to July 31, 2015
Dynamic High Income	Shares	Value
Institutional
Shares sold	17,074,610	$173,338,341
Shares issued in reinvestment of distributions	71,025	709,797
Shares redeemed	(4,301,264)	(43,262,918)

Net increase	12,844,371	$130,785,220

Investor A
Shares sold	1,990,002	$20,179,732
Shares issued in reinvestment of distributions	21,468	214,245
Shares redeemed	(70,874)	(710,730)

Net increase	1,940,596	$19,683,247

Investor C
Shares sold	1,637,306	$16,602,722
Shares issued in reinvestment of distributions	12,857	128,396
Shares redeemed	(53,852)	(534,529)

Net increase	1,596,311	$16,196,589

Total Net Increase	16,381,278	$166,665,056

BLACKROCK FUNDS II	JULY 31, 2015	105

Notes to Financial Statements (concluded)

	Year Ended July 31, 2015		Year Ended July 31, 2014
Multi-Asset Income	Shares	Value	Shares	Value
Institutional
Shares sold	255,206,968	$2,885,025,625	226,939,612	$2,572,545,200
Shares issued in reinvestment of distributions	19,348,664	218,156,655	9,685,319	110,117,292
Shares redeemed	(115,286,712)	(1,299,198,100)	(54,190,824)	(612,122,952)

Net increase	159,268,920	1,803,984,180	182,434,107	$2,070,539,540

Investor A
Shares sold	169,423,178	$1,911,857,175	132,241,160	$1,496,109,587
Shares issued in reinvestment of distributions	13,239,527	149,100,549	8,134,198	92,278,906
Shares redeemed	(77,628,559)	(875,706,174)	(45,398,835)	(514,108,559)

Net increase	105,034,146	$1,185,251,550	94,976,523	$1,074,279,934

Investor C
Shares sold	108,509,432	$1,224,512,031	102,282,841	$1,156,311,970
Shares issued in reinvestment of distributions	9,777,499	109,972,985	5,771,293	65,402,655
Shares redeemed	(36,422,700)	(409,681,760)	(19,046,794)	(214,893,126)

Net increase	81,864,231	$924,803,256	89,007,340	$1,006,821,499

Total Net Increase	346,167,297	$3,914,038,986	366,417,970	$4,151,640,973

[1]	Commencement of Operations

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

106	BLACKROCK FUNDS II	JULY 31, 2015

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds II and the Shareholders of BlackRock Dynamic High Income Portfolio and Multi-Asset Income Portfolio:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BlackRock Multi-Asset Income Portfolio and BlackRock Dynamic High Income Portfolio, each a series of BlackRock Funds II (collectively the “Funds”), as of July 31, 2015, and the related statements of operations for the year then ended (as to BlackRock Dynamic High Income Portfolio, for the period from November 3, 2014 (commencement of operations) to July 31, 2015), the statements of changes in net assets for each of the two years in the period then ended (as to BlackRock Dynamic High Income Portfolio, for the period from November 3, 2014 (commencement of operations) to July 31, 2015), and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Multi-Asset Income Portfolio and BlackRock Dynamic High Income Portfolio, of BlackRock Funds II as of July 31, 2015, and the results of their operations for the year then ended (as to BlackRock Dynamic High Income Portfolio, for the period from November 3, 2014 (commencement of operations) to July 31, 2015), the changes in their net assets, for each of the two years in the period then ended (as to BlackRock Dynamic High Income Portfolio, for the period from November 3, 2014 (commencement of operations) to July 31, 2015), and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

September 23, 2015

Important Tax Information (Unaudited)

During the fiscal year ended July 31, 2015, the following information is provided with respect to the ordinary income distributions paid by the Portfolios:

	Payable Date	Dynamic High Income Portfolio	Multi-Asset Income Portfolio
Qualified Dividend Income for Individuals[1]	November 2014 - December 2014	11.42%	—
	August 2014 - December 2014	—	19.39%
	January 2015 - July 2015	13.24%	17.62%
Dividends Qualifying for the Dividend Received Deduction for Corporations[1]	November 2014 - July 2015	4.19%	—
	August 2014 - July 2015	—	7.58%
Interest-Related Dividends and Qualified Short-Term Gains for Non-U.S. Residents[2]	November 2014 - December 2014	13.30%	—
	August 2014	—	30.84%
	September 2014 - November 2014	—	31.21%
	December 2014	—	45.38%
	January 2015 - July 2015	5.00%	12.92%

[1]	The Portfolios hereby designate the percentage indicated above or the maximum amount allowable by law.
[2]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, Multi-Asset Income Portfolio distributed long-term capital gains of $0.037161 per share to shareholders of record on December 19, 2014.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO	JULY 31, 2015	107

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met in person on April 14, 2015 (the “April Meeting”) and May 12-13, 2015 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Multi-Asset Income Portfolio (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreements (collectively, the “Sub-Advisory Agreements”) between the Manager and each of (a) BlackRock International Limited; (b) BlackRock (Singapore) Limited; and (c) BlackRock Asset Management North Asia Limited (collectively, the “Sub-Advisors”), respectively, with respect to the Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

Activities and Composition of the Board

On the date of the April and May Meetings, the Board consisted of thirteen individuals, ten of whom were not “interested persons” of the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). One of the Board Members is a non-management interested Board Member by virtue of his former positions with BlackRock, Inc. and its affiliates. The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; administrative and shareholder services; the oversight of fund service providers; marketing services; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective(s), policies and restrictions, and meeting new regulatory requirements; (e) the Fund’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability; investment performance; subadvisory and advisory relationships with other clients (including mutual funds sponsored by third parties); the viability of specific funds; fund size and manager capacity; BlackRock’s research capabilities; portfolio managers’ investments in funds they manage; funds’ portfolio risk targets; and management fee levels and breakpoints. The Board further discussed with BlackRock: BlackRock’s management structure; portfolio turnover, execution quality and use of soft dollars; BlackRock’s portfolio manager compensation and performance accountability; marketing support for the funds; services provided to the funds by BlackRock affiliates; and BlackRock’s oversight of relationships with third party service providers.

108	BLACKROCK FUNDS II	JULY 31, 2015

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper1 and certain performance metrics; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Fund to BlackRock; (g) sales and redemption data regarding the Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to the Fund, each for a one-year term ending June 30, 2016. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, a relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (vii) performing other administrative

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

BLACKROCK FUNDS II	JULY 31, 2015	109

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Fund. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to other funds in its applicable Lipper category and certain performance metrics. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of the Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period or as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the second, third and second quartiles, respectively, against its Lipper Performance Universe. The Board also noted a comparison of Fund performance relative to certain other performance metrics that reflect the Fund’s performance in light of its outcome-oriented objective. BlackRock believe that these additional performance metrics are appropriate given the Fund’s objective.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund: The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with the other funds in its Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2014 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Fund. The Board may periodically receive and review information from independent third parties as part of its annual evaluation. BlackRock retained an independent third party to evaluate its cost allocation methodologies in the context of BlackRock’s 1940 Act Fund business. The Board considered the results of that evaluation in connection with BlackRock’s profitability reporting. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing

110	BLACKROCK FUNDS II	JULY 31, 2015

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (concluded)

the Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Fund. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2016, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to the Fund, for a one-year term ending June 30, 2016. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK FUNDS II	JULY 31, 2015	111

Officers and Trustees

Name, Address[1], and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2]
Robert M. Hernandez 1944	Chair of the Board and Trustee	Since 2008	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director, TE Connectivity (electronics) from 2006 to 2012.	28 RICs consisting of 98 Portfolios	ACE Limited (insurance company); Eastman Chemical Company.
Fred G. Weiss 1941	Vice Chair of the Board and Trustee	Since 2008	Managing Director, FGW Consultancy LLC (consulting and investment company) since 1997; Director and Treasurer, Michael J. Fox Foundation for Parkinson’s Research since 2000; Director, BTG International plc (medical technology commercialization company) from 2001 to 2007.	28 RICs consisting of 98 Portfolios	Allergan plc (pharmaceuticals)
James H. Bodurtha 1944	Trustee	Since 2008	Director, The China Business Group, Inc. (consulting and investing firm) from 1996 to 2013 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980.	28 RICs consisting of 98 Portfolios	None
Bruce R. Bond 1946	Trustee	Since 2008	Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	28 RICs consisting of 98 Portfolios	None
Valerie G. Brown 1956	Trustee	Since 2015	Chief Executive Officer and Director, Cetera Financial Group (broker-dealer and registered investment adviser services) from 2010 to 2014; Director and Vice Chairman of the Board, Financial Services Institute (trade organization) from 2009 to 2014; Director and Committee Chair, Securities Industry and Financial Markets Association (trade organization) from 2006 to 2014.	28 RICs consisting of 98 Portfolios	None
Donald W. Burton 1944	Trustee	Since 2008	Managing General Partner, The Burton Partnership, LP (an investment partnership) since 1979; Managing General Partner, The Burton Partnership (QP), LP (an investment partnership) since 2000; Managing General Partner, The South Atlantic Venture Funds from 1983 to 2012; Director, IDology, Inc. (technology solutions) since 2006; Director, Knology, Inc. (telecommunications) from 1996 to 2012; Director, Capital Southwest (financial) from 2006 to 2012.	28 RICs consisting of 98 Portfolios	None
Honorable Stuart E. Eizenstat 1943	Trustee	Since 2008	Partner and Head of International Practice, Covington and Burling LLP (law firm) since 2001; International Advisory Board Member, The Coca-Cola Company from 2002 to 2011; Advisory Board Member, Veracity Worldwide, LLC (risk management) from 2007 to 2012; Member of the International Advisory Board GML Ltd. (energy) since 2003; Advisory Board Member, BT Americas (telecommunications) from 2004 to 2009.	28 RICs consisting of 98 Portfolios	Alcatel-Lucent (telecommunications); Global Specialty Metallurgical; UPS Corporation (delivery service)
Kenneth A. Froot 1957	Trustee	Since 2008	Professor, Harvard University from 1993 to 2012.	28 RICs consisting of 98 Portfolios	None
John F. O’Brien 1943	Trustee	Since 2008	Chairman, Woods Hole Oceanographic Institute since 2009 and Trustee thereof from 2003 to 2009.	28 RICs consisting of 98 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)

112	BLACKROCK FUNDS II	JULY 31, 2015

Officers and Trustees (continued)

Name, Address[1], and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2] (concluded)
Donald C. Opatrny 1952	Trustee	Since 2015	Trustee, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; Member of the Board and Investment Committee, University School since 2007; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President and Trustee, the Center for the Arts, Jackson Hole since 2011; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Trustee, Artstor (a Mellon Foundation affiliate) since 2010; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014.	28 RICs consisting of 98 Portfolios	None
Roberta Cooper Ramo 1942	Trustee	Since 2008	Shareholder and Attorney, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Chairman of the Board, Cooper’s Inc., (retail) since 1999; Director, ECMC Group (service provider to students, schools and lenders) since 2001; President, The American Law Institute (non-profit) since 2008; Vice President, Santa Fe Opera (non-profit) since 2011; Chair, Think New Mexico (non-profit), since 2013.	28 RICs consisting of 98 Portfolios	None
David H. Walsh 1941	Trustee	Since 2008	Director, National Museum of Wildlife Art since 2007; Trustee, University of Wyoming Foundation from 2008 to 2012; Director, The American Museum of Fly Fishing since 1997.	28 RICs consisting of 98 Portfolios	None

[1]    The address of each Trustee and Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute. In no event may an Independent Trustee hold office beyond December 31 of the year in which he or she turns 75.

[3]     Date shown is the earliest date a person has served for the Trust. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s board in 2007, those Trustees first became members of the board of other legacy MLIM or legacy BlackRock funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Honorable Stuart E. Eizenstat, 2001; Kenneth A. Froot, 2005; Robert M. Hernandez, 1996; John F. O’Brien, 2005; Roberta Cooper Ramo, 1999; David H. Walsh, 2003; and Fred G. Weiss, 1998.

BLACKROCK FUNDS II	JULY 31, 2015	113

Officers and Trustees (continued)

Name, Address[1], and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Interested Trustees[4]
Robert Fairbairn 1965	Trustee	Since 2015	Senior Managing Director of BlackRock since 2010; Global Head of BlackRock’s Retail and iShares businesses since 2012; Member of BlackRock’s Global Executive and Global Operating Committees; Head of BlackRock’s Global Client Group from 2009 to 2012; Chairman of BlackRock’s international businesses from 2007 to 2010.	28 RICs consisting of 98 Portfolios	None
Henry Gabbay 1947	Trustee	Since 2008	Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly, BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	28 RICs consisting of 98 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	2015 to present (Trustee); 2010 to present (President and Chief Executive Officer)	Managing Director of BlackRock since 2009; Head of BlackRock Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	104 RICs consisting of 174 Portfolios	None

[4]    Messrs. Fairbairn and Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock and its affiliates. Mr. Gabbay may be deemed an “interested person” of the Trust based on his former positions with BlackRock and its affiliates. Mr. Gabbay does not currently serve as an officer or employee of BlackRock or its affiliates or own any securities of BlackRock or The PNC Financial Services Group, Inc. Mr. Gabbay is a non-management Interested Trustee. Interested Trustees serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which they turn 72. Officers of the Trust serve at the pleasure of the Board.

114	BLACKROCK FUNDS II	JULY 31, 2015

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Trust Officers[2]
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	2015 to present (Trustee); 2010 to present (President and Chief Executive Officer)	Managing Director of BlackRock since 2009; Head of BlackRock Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Jennifer McGovern 1977	Vice President	Since 2014	Director of BlackRock since 2011; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock from 2008 to 2010.
Neal Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock since 2014; Director of BlackRock, Inc. from 2010 to 2013; Assistant Secretary to the BlackRock-advised funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055. [2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

Effective as of the close of business on May 13, 2015, Valerie G. Brown and Donald C. Opatrny were appointed to serve as Trustees of the Trust.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Sub-Advisors BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022

Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019 Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	BlackRock Asset Management North Asia Limited Hong Kong BlackRock (Singapore) Limited 079912 Singapore	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

BLACKROCK FUNDS II	JULY 31, 2015	115

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

116	BLACKROCK FUNDS II	JULY 31, 2015

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS II	JULY 31, 2015	117

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

DHIMAIP-7/15-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Robert M. Hernandez
Fred G. Weiss
Stuart E. Eizenstat

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Dynamic High Income Portfolio	$49,500	N/A	$0	N/A	$15,402	N/A	$0	N/A
BlackRock Global Dividend Portfolio	$34,448	$34,488	$0	$0	$15,402	$15,100	$0	$0
BlackRock Multi-Asset Income Portfolio	$61,963	$48,838	$0	$0	$17,500	$15,100	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,391,000	$2,555,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Dynamic High Income Portfolio	$15,402	N/A
BlackRock Global Dividend Portfolio	$15,402	$15,100
BlackRock Multi-Asset Income Portfolio	$17,500	$15,100

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,391,000 and $2,555,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Open-End and ETF Proxy Voting Policy

(a)(5) – Global Corporate Governance and Engagement Principles

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: October 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: October 1, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: October 1, 2015